UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04550
NEW YORK LIFE INVESTMENTS FUNDS
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.

NYLI Candriam Emerging Markets Debt Fund
Class A/MGHAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$57	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/1/1998	(4.23)%	1.71%	2.63%	2.16%
Class A Shares - Excluding sales charges		0.29%	6.50%	3.58%	2.63%
JPMorgan EMBI Global Diversified Index[2]		1.79%	8.77%	2.99%	2.97%
Morningstar Emerging Markets Bond Category Average[3]		1.94%	8.43%	3.97%	2.82%
1.	Not annualized.
2.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

3.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$128,391,878%
Total number of portfolio holdings	141%
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Brazil Government Bond, 3.875%-7.125%, due 6/12/30-5/13/54	5.7%
Colombia Government Bond, 5.00%-8.75%, due 4/20/33-11/14/53	5.1%
Mexico Government Bond, 3.50%-6.00%, due 5/19/33-10/12/2110	4.7%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	4.4%
Hungary Government Bond, 2.125%-7.625%, due 6/16/29-3/29/41	4.3%
Poland Government Bond, 5.375%-5.50%, due 2/12/35-3/18/54	3.7%
Turkey Government Bond, 4.875%-5.75%, due 3/13/30-5/11/47	3.1%
Egypt Government Bond, 7.625%-8.875%, due 5/29/32-5/29/50	3.1%
Argentina Government Bond, 0.75%-3.50%, due 7/9/29-7/9/41	2.9%
Oman Government Bond, 6.00%-6.75%, due 8/1/29-1/17/48	2.8%
* Excluding short-term investments
Top Countries
Colombia	6.8%
Brazil	5.7%
Turkey	5.3%
Hungary	5.0%
Poland	5.0%
Mexico	4.7%
Dominican Republic	4.4%
Egypt	3.1%
United States	3.0%
Argentina	2.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSCEMD10A-06/25
NYLI Candriam Emerging Markets Debt Fund

NYLI Candriam Emerging Markets Debt Fund
Class C/MHYCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$114	2.29%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	(1.11)%	4.29%	2.38%	1.54%
Class C Shares - Excluding sales charges		(0.15)%	5.28%	2.38%	1.54%
JPMorgan EMBI Global Diversified Index[2]		1.79%	8.77%	2.99%	2.97%
Morningstar Emerging Markets Bond Category Average[3]		1.94%	8.43%	3.97%	2.82%
1.	Not annualized.
2.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

3.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$128,391,878%
Total number of portfolio holdings	141%
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Brazil Government Bond, 3.875%-7.125%, due 6/12/30-5/13/54	5.7%
Colombia Government Bond, 5.00%-8.75%, due 4/20/33-11/14/53	5.1%
Mexico Government Bond, 3.50%-6.00%, due 5/19/33-10/12/2110	4.7%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	4.4%
Hungary Government Bond, 2.125%-7.625%, due 6/16/29-3/29/41	4.3%
Poland Government Bond, 5.375%-5.50%, due 2/12/35-3/18/54	3.7%
Turkey Government Bond, 4.875%-5.75%, due 3/13/30-5/11/47	3.1%
Egypt Government Bond, 7.625%-8.875%, due 5/29/32-5/29/50	3.1%
Argentina Government Bond, 0.75%-3.50%, due 7/9/29-7/9/41	2.9%
Oman Government Bond, 6.00%-6.75%, due 8/1/29-1/17/48	2.8%
* Excluding short-term investments
Top Countries
Colombia	6.8%
Brazil	5.7%
Turkey	5.3%
Hungary	5.0%
Poland	5.0%
Mexico	4.7%
Dominican Republic	4.4%
Egypt	3.1%
United States	3.0%
Argentina	2.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSCEMD10C-06/25
NYLI Candriam Emerging Markets Debt Fund

NYLI Candriam Emerging Markets Debt Fund
Class I/MGHIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$42	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	8/31/2007	0.43%	6.80%	3.88%	2.91%
JPMorgan EMBI Global Diversified Index[2]		1.79%	8.77%	2.99%	2.97%
Morningstar Emerging Markets Bond Category Average[3]		1.94%	8.43%	3.97%	2.82%
1.	Not annualized.
2.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

3.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$128,391,878%
Total number of portfolio holdings	141%
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Brazil Government Bond, 3.875%-7.125%, due 6/12/30-5/13/54	5.7%
Colombia Government Bond, 5.00%-8.75%, due 4/20/33-11/14/53	5.1%
Mexico Government Bond, 3.50%-6.00%, due 5/19/33-10/12/2110	4.7%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	4.4%
Hungary Government Bond, 2.125%-7.625%, due 6/16/29-3/29/41	4.3%
Poland Government Bond, 5.375%-5.50%, due 2/12/35-3/18/54	3.7%
Turkey Government Bond, 4.875%-5.75%, due 3/13/30-5/11/47	3.1%
Egypt Government Bond, 7.625%-8.875%, due 5/29/32-5/29/50	3.1%
Argentina Government Bond, 0.75%-3.50%, due 7/9/29-7/9/41	2.9%
Oman Government Bond, 6.00%-6.75%, due 8/1/29-1/17/48	2.8%
* Excluding short-term investments
Top Countries
Colombia	6.8%
Brazil	5.7%
Turkey	5.3%
Hungary	5.0%
Poland	5.0%
Mexico	4.7%
Dominican Republic	4.4%
Egypt	3.1%
United States	3.0%
Argentina	2.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSCEMD10I-06/25
NYLI Candriam Emerging Markets Debt Fund

NYLI Candriam Emerging Markets Debt Fund
Investor Class/MGHHX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$76	1.54%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(3.79)%	1.87%	2.22%	1.84%
Investor Class Shares - Excluding sales charges		0.21%	6.11%	3.17%	2.31%
JPMorgan EMBI Global Diversified Index[2]		1.79%	8.77%	2.99%	2.97%
Morningstar Emerging Markets Bond Category Average[3]		1.94%	8.43%	3.97%	2.82%
1.	Not annualized.
2.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

3.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$128,391,878%
Total number of portfolio holdings	141%
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Brazil Government Bond, 3.875%-7.125%, due 6/12/30-5/13/54	5.7%
Colombia Government Bond, 5.00%-8.75%, due 4/20/33-11/14/53	5.1%
Mexico Government Bond, 3.50%-6.00%, due 5/19/33-10/12/2110	4.7%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	4.4%
Hungary Government Bond, 2.125%-7.625%, due 6/16/29-3/29/41	4.3%
Poland Government Bond, 5.375%-5.50%, due 2/12/35-3/18/54	3.7%
Turkey Government Bond, 4.875%-5.75%, due 3/13/30-5/11/47	3.1%
Egypt Government Bond, 7.625%-8.875%, due 5/29/32-5/29/50	3.1%
Argentina Government Bond, 0.75%-3.50%, due 7/9/29-7/9/41	2.9%
Oman Government Bond, 6.00%-6.75%, due 8/1/29-1/17/48	2.8%
* Excluding short-term investments
Top Countries
Colombia	6.8%
Brazil	5.7%
Turkey	5.3%
Hungary	5.0%
Poland	5.0%
Mexico	4.7%
Dominican Republic	4.4%
Egypt	3.1%
United States	3.0%
Argentina	2.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSCEMD10INV-06/25
NYLI Candriam Emerging Markets Debt Fund

NYLI MacKay High Yield Corporate Bond Fund
Class A/MHCAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$49	0.98%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	(3.36)%	1.38%	4.86%	4.07%
Class A Shares - Excluding sales charges		1.20%	6.16%	5.83%	4.55%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
ICE BofA U.S. High Yield Constrained Index[3]		1.67%	8.69%	6.40%	4.79%
Morningstar High Yield Bond Category Average[4]		1.47%	7.52%	6.00%	4.08%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,114,470,812%
Total number of portfolio holdings	633%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.3%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.1%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Great Outdoors Group LLC, 7.572%, due 1/23/32	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.2%
Loan Assignments	7.7%
Common Stocks	0.6%
Convertible Bonds	0.5%
Exchange-Traded Funds	0.4%
Preferred Stocks	0.3%
Other Assets, Less Liabilities	5.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSHY10A-06/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Class C/MYHCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$95	1.91%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	(0.26)%	4.19%	4.89%	3.67%
Class C Shares - Excluding sales charges		0.73%	5.19%	4.89%	3.67%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
ICE BofA U.S. High Yield Constrained Index[3]		1.67%	8.69%	6.40%	4.79%
Morningstar High Yield Bond Category Average[4]		1.47%	7.52%	6.00%	4.08%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,114,470,812%
Total number of portfolio holdings	633%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.3%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.1%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Great Outdoors Group LLC, 7.572%, due 1/23/32	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.2%
Loan Assignments	7.7%
Common Stocks	0.6%
Convertible Bonds	0.5%
Exchange-Traded Funds	0.4%
Preferred Stocks	0.3%
Other Assets, Less Liabilities	5.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSHY10C-06/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Class I/MHYIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$36	0.73%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	1.32%	6.42%	6.09%	4.82%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
ICE BofA U.S. High Yield Constrained Index[3]		1.67%	8.69%	6.40%	4.79%
Morningstar High Yield Bond Category Average[4]		1.47%	7.52%	6.00%	4.08%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,114,470,812%
Total number of portfolio holdings	633%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.3%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.1%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Great Outdoors Group LLC, 7.572%, due 1/23/32	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.2%
Loan Assignments	7.7%
Common Stocks	0.6%
Convertible Bonds	0.5%
Exchange-Traded Funds	0.4%
Preferred Stocks	0.3%
Other Assets, Less Liabilities	5.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSHY10I-06/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Class R2/MHYRX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R2	$54	1.08%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R2 Shares	5/1/2008	1.14%	6.05%	5.72%	4.45%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
ICE BofA U.S. High Yield Constrained Index[3]		1.67%	8.69%	6.40%	4.79%
Morningstar High Yield Bond Category Average[4]		1.47%	7.52%	6.00%	4.08%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,114,470,812%
Total number of portfolio holdings	633%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.3%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.1%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Great Outdoors Group LLC, 7.572%, due 1/23/32	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.2%
Loan Assignments	7.7%
Common Stocks	0.6%
Convertible Bonds	0.5%
Exchange-Traded Funds	0.4%
Preferred Stocks	0.3%
Other Assets, Less Liabilities	5.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSHY10R2-06/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Class R3/MHYTX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R3	$66	1.33%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R3 Shares	2/29/2016	1.02%	5.80%	5.42%	5.37%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.53%
ICE BofA U.S. High Yield Constrained Index[3]		1.67%	8.69%	6.40%	6.34%
Morningstar High Yield Bond Category Average[4]		1.47%	7.52%	6.00%	5.19%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,114,470,812%
Total number of portfolio holdings	633%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.3%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.1%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Great Outdoors Group LLC, 7.572%, due 1/23/32	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.2%
Loan Assignments	7.7%
Common Stocks	0.6%
Convertible Bonds	0.5%
Exchange-Traded Funds	0.4%
Preferred Stocks	0.3%
Other Assets, Less Liabilities	5.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSHY10R3-06/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Class R6/MHYSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$28	0.56%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	1.40%	6.61%	6.23%	4.95%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
ICE BofA U.S. High Yield Constrained Index[3]		1.67%	8.69%	6.40%	4.79%
Morningstar High Yield Bond Category Average[4]		1.47%	7.52%	6.00%	4.08%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,114,470,812%
Total number of portfolio holdings	633%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.3%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.1%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Great Outdoors Group LLC, 7.572%, due 1/23/32	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.2%
Loan Assignments	7.7%
Common Stocks	0.6%
Convertible Bonds	0.5%
Exchange-Traded Funds	0.4%
Preferred Stocks	0.3%
Other Assets, Less Liabilities	5.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSHY10R6-06/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Investor Class/MHHIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$58	1.16%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(2.95)%	1.68%	4.69%	3.97%
Investor Class Shares - Excluding sales charges		1.09%	5.91%	5.66%	4.45%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
ICE BofA U.S. High Yield Constrained Index[3]		1.67%	8.69%	6.40%	4.79%
Morningstar High Yield Bond Category Average[4]		1.47%	7.52%	6.00%	4.08%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,114,470,812%
Total number of portfolio holdings	633%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.3%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.1%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Great Outdoors Group LLC, 7.572%, due 1/23/32	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.2%
Loan Assignments	7.7%
Common Stocks	0.6%
Convertible Bonds	0.5%
Exchange-Traded Funds	0.4%
Preferred Stocks	0.3%
Other Assets, Less Liabilities	5.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSHY10INV-06/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
SIMPLE Class/MHHSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$59	1.18%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	1.07%	5.85%	3.71%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(1.09)%
ICE BofA U.S. High Yield Constrained Index[3]		1.67%	8.69%	4.38%
Morningstar High Yield Bond Category Average[4]		1.47%	7.52%	3.88%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,114,470,812%
Total number of portfolio holdings	633%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.3%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.1%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Great Outdoors Group LLC, 7.572%, due 1/23/32	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.2%
Loan Assignments	7.7%
Common Stocks	0.6%
Convertible Bonds	0.5%
Exchange-Traded Funds	0.4%
Preferred Stocks	0.3%
Other Assets, Less Liabilities	5.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSHY10SI-06/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay U.S. Infrastructure Bond Fund
Class A/MGVAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$43	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	(0.12)%	4.70%	(0.08)%	1.02%
Class A Shares - Excluding sales charges		2.97%	7.94%	0.85%	1.48%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		3.44%	8.53%	1.18%	2.76%
Morningstar Intermediate Core Bond Category Average[4]		2.53%	7.90%	(0.29)%	1.48%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,522,704,914%
Total number of portfolio holdings	386%
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.5%
State of California, 4.875%-7.55%, due 9/1/29-10/1/41	3.1%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.8%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-6/1/36	2.4%
New York City Transitional Finance Authority, 2.60%-5.65%, due 5/1/30-11/1/36	2.4%
State of Connecticut, 2.677%-5.099%, due 5/15/30-3/15/34	2.2%
District of Columbia, 5.153%-7.625%, due 5/1/31-10/1/35	2.0%
Alameda Corridor Transportation Authority, (zero coupon)-6.60%, due 10/1/29-10/1/33	1.9%
State of Hawaii, 1.718%-4.936%, due 10/1/30-10/1/38	1.9%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/38	1.8%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	91.2%
Corporate Bonds	6.8%
Short-Term Investment	4.5%
Closed-End Fund	0.2%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	(2.7)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSINF10A-06/25
NYLI MacKay U.S. Infrastructure Bond Fund

NYLI MacKay U.S. Infrastructure Bond Fund
Class C/MGVCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$94	1.86%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	1.46%	6.00%	(0.18)%	0.45%
Class C Shares - Excluding sales charges		2.46%	7.00%	(0.18)%	0.45%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		3.44%	8.53%	1.18%	2.76%
Morningstar Intermediate Core Bond Category Average[4]		2.53%	7.90%	(0.29)%	1.48%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,522,704,914%
Total number of portfolio holdings	386%
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.5%
State of California, 4.875%-7.55%, due 9/1/29-10/1/41	3.1%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.8%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-6/1/36	2.4%
New York City Transitional Finance Authority, 2.60%-5.65%, due 5/1/30-11/1/36	2.4%
State of Connecticut, 2.677%-5.099%, due 5/15/30-3/15/34	2.2%
District of Columbia, 5.153%-7.625%, due 5/1/31-10/1/35	2.0%
Alameda Corridor Transportation Authority, (zero coupon)-6.60%, due 10/1/29-10/1/33	1.9%
State of Hawaii, 1.718%-4.936%, due 10/1/30-10/1/38	1.9%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/38	1.8%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	91.2%
Corporate Bonds	6.8%
Short-Term Investment	4.5%
Closed-End Fund	0.2%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	(2.7)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSINF10C-06/25
NYLI MacKay U.S. Infrastructure Bond Fund

NYLI MacKay U.S. Infrastructure Bond Fund
Class I/MGOIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$30	0.60%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	3.06%	8.26%	1.06%	1.73%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		3.44%	8.53%	1.18%	2.76%
Morningstar Intermediate Core Bond Category Average[4]		2.53%	7.90%	(0.29)%	1.48%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,522,704,914%
Total number of portfolio holdings	386%
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.5%
State of California, 4.875%-7.55%, due 9/1/29-10/1/41	3.1%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.8%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-6/1/36	2.4%
New York City Transitional Finance Authority, 2.60%-5.65%, due 5/1/30-11/1/36	2.4%
State of Connecticut, 2.677%-5.099%, due 5/15/30-3/15/34	2.2%
District of Columbia, 5.153%-7.625%, due 5/1/31-10/1/35	2.0%
Alameda Corridor Transportation Authority, (zero coupon)-6.60%, due 10/1/29-10/1/33	1.9%
State of Hawaii, 1.718%-4.936%, due 10/1/30-10/1/38	1.9%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/38	1.8%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	91.2%
Corporate Bonds	6.8%
Short-Term Investment	4.5%
Closed-End Fund	0.2%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	(2.7)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSINF10I-06/25
NYLI MacKay U.S. Infrastructure Bond Fund

NYLI MacKay U.S. Infrastructure Bond Fund
Class R6/MGVDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$26	0.51%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	3.11%	8.34%	1.13%	1.11%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	0.25%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		3.44%	8.53%	1.18%	1.53%
Morningstar Intermediate Core Bond Category Average[4]		2.53%	7.90%	(0.29)%	0.23%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,522,704,914%
Total number of portfolio holdings	386%
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.5%
State of California, 4.875%-7.55%, due 9/1/29-10/1/41	3.1%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.8%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-6/1/36	2.4%
New York City Transitional Finance Authority, 2.60%-5.65%, due 5/1/30-11/1/36	2.4%
State of Connecticut, 2.677%-5.099%, due 5/15/30-3/15/34	2.2%
District of Columbia, 5.153%-7.625%, due 5/1/31-10/1/35	2.0%
Alameda Corridor Transportation Authority, (zero coupon)-6.60%, due 10/1/29-10/1/33	1.9%
State of Hawaii, 1.718%-4.936%, due 10/1/30-10/1/38	1.9%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/38	1.8%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	91.2%
Corporate Bonds	6.8%
Short-Term Investment	4.5%
Closed-End Fund	0.2%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	(2.7)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSINF10R6-06/25
NYLI MacKay U.S. Infrastructure Bond Fund

NYLI MacKay U.S. Infrastructure Bond Fund
Investor Class/MGVNX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$56	1.11%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	0.26%	5.06%	(0.36)%	0.73%
Investor Class Shares - Excluding sales charges		2.83%	7.75%	0.56%	1.20%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		3.44%	8.53%	1.18%	2.76%
Morningstar Intermediate Core Bond Category Average[4]		2.53%	7.90%	(0.29)%	1.48%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,522,704,914%
Total number of portfolio holdings	386%
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.5%
State of California, 4.875%-7.55%, due 9/1/29-10/1/41	3.1%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.8%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-6/1/36	2.4%
New York City Transitional Finance Authority, 2.60%-5.65%, due 5/1/30-11/1/36	2.4%
State of Connecticut, 2.677%-5.099%, due 5/15/30-3/15/34	2.2%
District of Columbia, 5.153%-7.625%, due 5/1/31-10/1/35	2.0%
Alameda Corridor Transportation Authority, (zero coupon)-6.60%, due 10/1/29-10/1/33	1.9%
State of Hawaii, 1.718%-4.936%, due 10/1/30-10/1/38	1.9%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/38	1.8%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	91.2%
Corporate Bonds	6.8%
Short-Term Investment	4.5%
Closed-End Fund	0.2%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	(2.7)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSINF10INV-06/25
NYLI MacKay U.S. Infrastructure Bond Fund

NYLI MacKay Tax Free Bond Fund
Class A/MTBAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$36	0.73%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	(3.91)%	(1.54)%	0.24%	1.68%
Class A Shares - Excluding sales charges		(0.94)%	1.51%	1.17%	2.15%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Morningstar Muni National Long Category Average[3]		(1.35)%	2.00%	1.43%	1.99%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$8,898,665,906%
Total number of portfolio holdings	1,067%
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-6.603%, due 7/1/28-7/1/55	3.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/30-5/1/55	2.5%
New York City Transitional Finance Authority, 3.00%-5.50%, due 11/1/36-5/1/53	2.4%
California Community Choice Financing Authority, 4.00%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 4.00%-5.50%, due 6/1/49-5/1/55	1.9%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.9%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.5%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.5%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.5%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
* Excluding short-term investments
Top States
California	15.1%
New York	13.9%
Texas	9.9%
Illinois	6.7%
Florida	5.6%
Alabama	4.9%
Georgia	3.8%
Pennsylvania	2.6%
Colorado	2.5%
Utah	2.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MST10A-06/25
NYLI MacKay Tax Free Bond Fund

NYLI MacKay Tax Free Bond Fund
Class C/MTFCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$51	1.03%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	(1.95)%	0.34%	0.91%	1.90%
Class C Shares - Excluding sales charges		(0.97)%	1.32%	0.91%	1.90%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Morningstar Muni National Long Category Average[3]		(1.35)%	2.00%	1.43%	1.99%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$8,898,665,906%
Total number of portfolio holdings	1,067%
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-6.603%, due 7/1/28-7/1/55	3.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/30-5/1/55	2.5%
New York City Transitional Finance Authority, 3.00%-5.50%, due 11/1/36-5/1/53	2.4%
California Community Choice Financing Authority, 4.00%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 4.00%-5.50%, due 6/1/49-5/1/55	1.9%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.9%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.5%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.5%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.5%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
* Excluding short-term investments
Top States
California	15.1%
New York	13.9%
Texas	9.9%
Illinois	6.7%
Florida	5.6%
Alabama	4.9%
Georgia	3.8%
Pennsylvania	2.6%
Colorado	2.5%
Utah	2.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MST10C-06/25
NYLI MacKay Tax Free Bond Fund

NYLI MacKay Tax Free Bond Fund
Class C2/MTSPX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C2	$58	1.18%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	(2.13)%	0.19%	(0.48)%
Class C2 Shares - Excluding sales charges		(1.15)%	1.17%	(0.48)%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	0.14%
Morningstar Muni National Long Category Average[3]		(1.35)%	2.00%	(0.01)%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$8,898,665,906%
Total number of portfolio holdings	1,067%
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-6.603%, due 7/1/28-7/1/55	3.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/30-5/1/55	2.5%
New York City Transitional Finance Authority, 3.00%-5.50%, due 11/1/36-5/1/53	2.4%
California Community Choice Financing Authority, 4.00%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 4.00%-5.50%, due 6/1/49-5/1/55	1.9%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.9%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.5%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.5%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.5%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
* Excluding short-term investments
Top States
California	15.1%
New York	13.9%
Texas	9.9%
Illinois	6.7%
Florida	5.6%
Alabama	4.9%
Georgia	3.8%
Pennsylvania	2.6%
Colorado	2.5%
Utah	2.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MST10C2-06/25
NYLI MacKay Tax Free Bond Fund

NYLI MacKay Tax Free Bond Fund
Class I/MTBIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$24	0.48%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/21/2009	(0.70)%	1.87%	1.45%	2.41%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Morningstar Muni National Long Category Average[3]		(1.35)%	2.00%	1.43%	1.99%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$8,898,665,906%
Total number of portfolio holdings	1,067%
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-6.603%, due 7/1/28-7/1/55	3.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/30-5/1/55	2.5%
New York City Transitional Finance Authority, 3.00%-5.50%, due 11/1/36-5/1/53	2.4%
California Community Choice Financing Authority, 4.00%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 4.00%-5.50%, due 6/1/49-5/1/55	1.9%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.9%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.5%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.5%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.5%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
* Excluding short-term investments
Top States
California	15.1%
New York	13.9%
Texas	9.9%
Illinois	6.7%
Florida	5.6%
Alabama	4.9%
Georgia	3.8%
Pennsylvania	2.6%
Colorado	2.5%
Utah	2.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MST10I-06/25
NYLI MacKay Tax Free Bond Fund

NYLI MacKay Tax Free Bond Fund
Class R6/MTBDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$21	0.43%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	(0.79)%	1.92%	1.48%	1.00%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	0.81%
Morningstar Muni National Long Category Average[3]		(1.35)%	2.00%	1.43%	0.52%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$8,898,665,906%
Total number of portfolio holdings	1,067%
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-6.603%, due 7/1/28-7/1/55	3.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/30-5/1/55	2.5%
New York City Transitional Finance Authority, 3.00%-5.50%, due 11/1/36-5/1/53	2.4%
California Community Choice Financing Authority, 4.00%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 4.00%-5.50%, due 6/1/49-5/1/55	1.9%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.9%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.5%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.5%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.5%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
* Excluding short-term investments
Top States
California	15.1%
New York	13.9%
Texas	9.9%
Illinois	6.7%
Florida	5.6%
Alabama	4.9%
Georgia	3.8%
Pennsylvania	2.6%
Colorado	2.5%
Utah	2.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MST10R6-06/25
NYLI MacKay Tax Free Bond Fund

NYLI MacKay Tax Free Bond Fund
Investor Class/MKINX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$38	0.78%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(3.33)%	(0.97)%	0.23%	1.68%
Investor Class Shares - Excluding sales charges		(0.85)%	1.57%	1.16%	2.15%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Morningstar Muni National Long Category Average[3]		(1.35)%	2.00%	1.43%	1.99%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$8,898,665,906%
Total number of portfolio holdings	1,067%
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-6.603%, due 7/1/28-7/1/55	3.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/30-5/1/55	2.5%
New York City Transitional Finance Authority, 3.00%-5.50%, due 11/1/36-5/1/53	2.4%
California Community Choice Financing Authority, 4.00%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 4.00%-5.50%, due 6/1/49-5/1/55	1.9%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.9%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.5%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.5%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.5%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
* Excluding short-term investments
Top States
California	15.1%
New York	13.9%
Texas	9.9%
Illinois	6.7%
Florida	5.6%
Alabama	4.9%
Georgia	3.8%
Pennsylvania	2.6%
Colorado	2.5%
Utah	2.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MST10INV-06/25
NYLI MacKay Tax Free Bond Fund

NYLI MacKay Strategic Bond Fund
Class A/MASAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$49	0.98%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/28/1997	(1.55)%	4.59%	3.62%	2.44%
Class A Shares - Excluding sales charges		3.09%	9.52%	4.58%	2.91%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar Multisector Bond Category Average[3]		2.25%	7.76%	4.19%	3.12%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$995,196,754%
Total number of portfolio holdings	548%
Portfolio turnover rate	85%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.625%, due 4/30/27-2/15/35	22.3%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 9/25/31-1/25/45	3.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 8/25/33-1/25/51	3.5%
GNMA, (zero coupon)-4.50%, due 7/20/44-2/16/66	3.1%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-5/1/54	2.5%
Flagship Credit Auto Trust, 1.59%-6.30%, due 3/16/26-4/15/30	2.0%
FHLMC, (zero coupon)-9.304%, due 5/25/44-8/15/56	1.5%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-9/15/32	1.4%
Wells Fargo Commercial Mortgage Trust, 2.70%-5.122%, due 12/15/39-1/15/60	1.3%
CF Hippolyta Issuer LLC, 1.69%-2.60%, due 7/15/60-3/15/61	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	28.8%
Mortgage-Backed Securities	26.9%
U.S. Government & Federal Agencies	25.3%
Asset-Backed Securities	11.8%
Foreign Government Bonds	4.1%
Loan Assignments	2.0%
Short-Term Investments	1.4%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(0.3)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSB10A-06/25
NYLI MacKay Strategic Bond Fund

NYLI MacKay Strategic Bond Fund
Class C/MSICX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$99	1.97%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	1.60%	7.37%	3.61%	2.04%
Class C Shares - Excluding sales charges		2.60%	8.37%	3.61%	2.04%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar Multisector Bond Category Average[3]		2.25%	7.76%	4.19%	3.12%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$995,196,754%
Total number of portfolio holdings	548%
Portfolio turnover rate	85%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.625%, due 4/30/27-2/15/35	22.3%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 9/25/31-1/25/45	3.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 8/25/33-1/25/51	3.5%
GNMA, (zero coupon)-4.50%, due 7/20/44-2/16/66	3.1%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-5/1/54	2.5%
Flagship Credit Auto Trust, 1.59%-6.30%, due 3/16/26-4/15/30	2.0%
FHLMC, (zero coupon)-9.304%, due 5/25/44-8/15/56	1.5%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-9/15/32	1.4%
Wells Fargo Commercial Mortgage Trust, 2.70%-5.122%, due 12/15/39-1/15/60	1.3%
CF Hippolyta Issuer LLC, 1.69%-2.60%, due 7/15/60-3/15/61	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	28.8%
Mortgage-Backed Securities	26.9%
U.S. Government & Federal Agencies	25.3%
Asset-Backed Securities	11.8%
Foreign Government Bonds	4.1%
Loan Assignments	2.0%
Short-Term Investments	1.4%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(0.3)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSB10C-06/25
NYLI MacKay Strategic Bond Fund

NYLI MacKay Strategic Bond Fund
Class I/MSDIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$35	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	3.22%	9.82%	4.89%	3.19%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar Multisector Bond Category Average[3]		2.25%	7.76%	4.19%	3.12%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$995,196,754%
Total number of portfolio holdings	548%
Portfolio turnover rate	85%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.625%, due 4/30/27-2/15/35	22.3%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 9/25/31-1/25/45	3.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 8/25/33-1/25/51	3.5%
GNMA, (zero coupon)-4.50%, due 7/20/44-2/16/66	3.1%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-5/1/54	2.5%
Flagship Credit Auto Trust, 1.59%-6.30%, due 3/16/26-4/15/30	2.0%
FHLMC, (zero coupon)-9.304%, due 5/25/44-8/15/56	1.5%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-9/15/32	1.4%
Wells Fargo Commercial Mortgage Trust, 2.70%-5.122%, due 12/15/39-1/15/60	1.3%
CF Hippolyta Issuer LLC, 1.69%-2.60%, due 7/15/60-3/15/61	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	28.8%
Mortgage-Backed Securities	26.9%
U.S. Government & Federal Agencies	25.3%
Asset-Backed Securities	11.8%
Foreign Government Bonds	4.1%
Loan Assignments	2.0%
Short-Term Investments	1.4%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(0.3)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSB10I-06/25
NYLI MacKay Strategic Bond Fund

NYLI MacKay Strategic Bond Fund
Class R6/MSYEX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$32	0.63%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2018	3.25%	9.85%	5.05%	3.65%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.69%
Morningstar Multisector Bond Category Average[3]		2.25%	7.76%	4.19%	2.94%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$995,196,754%
Total number of portfolio holdings	548%
Portfolio turnover rate	85%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.625%, due 4/30/27-2/15/35	22.3%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 9/25/31-1/25/45	3.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 8/25/33-1/25/51	3.5%
GNMA, (zero coupon)-4.50%, due 7/20/44-2/16/66	3.1%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-5/1/54	2.5%
Flagship Credit Auto Trust, 1.59%-6.30%, due 3/16/26-4/15/30	2.0%
FHLMC, (zero coupon)-9.304%, due 5/25/44-8/15/56	1.5%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-9/15/32	1.4%
Wells Fargo Commercial Mortgage Trust, 2.70%-5.122%, due 12/15/39-1/15/60	1.3%
CF Hippolyta Issuer LLC, 1.69%-2.60%, due 7/15/60-3/15/61	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	28.8%
Mortgage-Backed Securities	26.9%
U.S. Government & Federal Agencies	25.3%
Asset-Backed Securities	11.8%
Foreign Government Bonds	4.1%
Loan Assignments	2.0%
Short-Term Investments	1.4%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(0.3)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSB10R6-06/25
NYLI MacKay Strategic Bond Fund

NYLI MacKay Strategic Bond Fund
Investor Class/MSYDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$62	1.22%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(1.08)%	4.90%	3.44%	2.33%
Investor Class Shares - Excluding sales charges		3.04%	9.27%	4.40%	2.80%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar Multisector Bond Category Average[3]		2.25%	7.76%	4.19%	3.12%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$995,196,754%
Total number of portfolio holdings	548%
Portfolio turnover rate	85%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.625%, due 4/30/27-2/15/35	22.3%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 9/25/31-1/25/45	3.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 8/25/33-1/25/51	3.5%
GNMA, (zero coupon)-4.50%, due 7/20/44-2/16/66	3.1%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-5/1/54	2.5%
Flagship Credit Auto Trust, 1.59%-6.30%, due 3/16/26-4/15/30	2.0%
FHLMC, (zero coupon)-9.304%, due 5/25/44-8/15/56	1.5%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-9/15/32	1.4%
Wells Fargo Commercial Mortgage Trust, 2.70%-5.122%, due 12/15/39-1/15/60	1.3%
CF Hippolyta Issuer LLC, 1.69%-2.60%, due 7/15/60-3/15/61	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	28.8%
Mortgage-Backed Securities	26.9%
U.S. Government & Federal Agencies	25.3%
Asset-Backed Securities	11.8%
Foreign Government Bonds	4.1%
Loan Assignments	2.0%
Short-Term Investments	1.4%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(0.3)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSB10INV-06/25
NYLI MacKay Strategic Bond Fund

NYLI WMC Enduring Capital Fund
Class A/MSOAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$46	0.92%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/1/1998	(3.38)%	5.12%	13.94%	10.24%
Class A Shares - Excluding sales charges		2.24%	11.24%	15.24%	10.87%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
Morningstar Large Blend Category Average[4]		(2.35)%	9.59%	14.37%	10.85%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$516,187,803%
Total number of portfolio holdings	34%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	9.2%
Progressive Corp. (The)	6.7%
NVR, Inc.	5.4%
Copart, Inc.	4.9%
Markel Group, Inc.	4.8%
Berkshire Hathaway, Inc., Class B	4.3%
Linde plc	4.1%
Cintas Corp.	4.0%
PACCAR, Inc.	3.8%
O'Reilly Automotive, Inc.	3.8%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	12.1%
Insurance	11.5%
Software	9.5%
Machinery	7.6%
Chemicals	7.4%
Electronic Equipment, Instruments & Components	5.7%
Household Durables	5.4%
Financial Services	4.3%
Specialty Retail	3.8%
Specialized REITs	3.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWEC10A-06/25
NYLI WMC Enduring Capital Fund

NYLI WMC Enduring Capital Fund
Class C/MGOCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$95	1.90%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	0.73%	9.17%	14.12%	9.77%
Class C Shares - Excluding sales charges		1.73%	10.17%	14.12%	9.77%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
Morningstar Large Blend Category Average[4]		(2.35)%	9.59%	14.37%	10.85%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$516,187,803%
Total number of portfolio holdings	34%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	9.2%
Progressive Corp. (The)	6.7%
NVR, Inc.	5.4%
Copart, Inc.	4.9%
Markel Group, Inc.	4.8%
Berkshire Hathaway, Inc., Class B	4.3%
Linde plc	4.1%
Cintas Corp.	4.0%
PACCAR, Inc.	3.8%
O'Reilly Automotive, Inc.	3.8%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	12.1%
Insurance	11.5%
Software	9.5%
Machinery	7.6%
Chemicals	7.4%
Electronic Equipment, Instruments & Components	5.7%
Household Durables	5.4%
Financial Services	4.3%
Specialty Retail	3.8%
Specialized REITs	3.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWEC10C-06/25
NYLI WMC Enduring Capital Fund

NYLI WMC Enduring Capital Fund
Class I/MSOIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$33	0.67%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/28/2004	2.36%	11.54%	15.54%	11.15%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
Morningstar Large Blend Category Average[4]		(2.35)%	9.59%	14.37%	10.85%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$516,187,803%
Total number of portfolio holdings	34%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	9.2%
Progressive Corp. (The)	6.7%
NVR, Inc.	5.4%
Copart, Inc.	4.9%
Markel Group, Inc.	4.8%
Berkshire Hathaway, Inc., Class B	4.3%
Linde plc	4.1%
Cintas Corp.	4.0%
PACCAR, Inc.	3.8%
O'Reilly Automotive, Inc.	3.8%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	12.1%
Insurance	11.5%
Software	9.5%
Machinery	7.6%
Chemicals	7.4%
Electronic Equipment, Instruments & Components	5.7%
Household Durables	5.4%
Financial Services	4.3%
Specialty Retail	3.8%
Specialized REITs	3.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWEC10I-06/25
NYLI WMC Enduring Capital Fund

NYLI WMC Enduring Capital Fund
Class R6/MCSDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$30	0.60%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	4/26/2021	2.37%	11.58%	8.59%
Russell 3000®Index[2]		(2.15)%	11.40%	7.46%
S&P 500®Index[3]		(1.74)%	12.10%	8.99%
Morningstar Large Blend Category Average[4]		(2.35)%	9.59%	6.90%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$516,187,803%
Total number of portfolio holdings	34%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	9.2%
Progressive Corp. (The)	6.7%
NVR, Inc.	5.4%
Copart, Inc.	4.9%
Markel Group, Inc.	4.8%
Berkshire Hathaway, Inc., Class B	4.3%
Linde plc	4.1%
Cintas Corp.	4.0%
PACCAR, Inc.	3.8%
O'Reilly Automotive, Inc.	3.8%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	12.1%
Insurance	11.5%
Software	9.5%
Machinery	7.6%
Chemicals	7.4%
Electronic Equipment, Instruments & Components	5.7%
Household Durables	5.4%
Financial Services	4.3%
Specialty Retail	3.8%
Specialized REITs	3.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWEC10R6-06/25
NYLI WMC Enduring Capital Fund

NYLI WMC Enduring Capital Fund
Investor Class/MCSSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$58	1.15%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(3.01)%	5.43%	13.69%	9.98%
Investor Class Shares - Excluding sales charges		2.10%	10.98%	14.99%	10.60%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
Morningstar Large Blend Category Average[4]		(2.35)%	9.59%	14.37%	10.85%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$516,187,803%
Total number of portfolio holdings	34%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	9.2%
Progressive Corp. (The)	6.7%
NVR, Inc.	5.4%
Copart, Inc.	4.9%
Markel Group, Inc.	4.8%
Berkshire Hathaway, Inc., Class B	4.3%
Linde plc	4.1%
Cintas Corp.	4.0%
PACCAR, Inc.	3.8%
O'Reilly Automotive, Inc.	3.8%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	12.1%
Insurance	11.5%
Software	9.5%
Machinery	7.6%
Chemicals	7.4%
Electronic Equipment, Instruments & Components	5.7%
Household Durables	5.4%
Financial Services	4.3%
Specialty Retail	3.8%
Specialized REITs	3.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWEC10INV-06/25
NYLI WMC Enduring Capital Fund

NYLI Winslow Large Cap Growth Fund
Class A/MLAAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$47	0.94%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	7/1/1995	(6.28)%	6.95%	13.98%	13.36%
Class A Shares - Excluding sales charges		(0.82)%	13.17%	15.27%	14.01%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Growth Index[3]		(1.57)%	14.53%	17.23%	15.27%
S&P 500®Index[4]		(1.74)%	12.10%	15.61%	12.32%
Morningstar Large Growth Category Average[5]		(1.64)%	12.32%	14.18%	12.78%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$12,360,651,183%
Total number of portfolio holdings	44%
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.4%
Amazon.com, Inc.	6.8%
NVIDIA Corp.	6.4%
Apple, Inc.	5.6%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	4.1%
Visa, Inc., Class A	3.2%
Netflix, Inc.	3.0%
Spotify Technology SA	2.9%
* Excluding short-term investments
Top Industries
Software	17.3%
Semiconductors & Semiconductor Equipment	13.9%
Interactive Media & Services	7.6%
Financial Services	7.2%
Broadline Retail	6.8%
Hotels, Restaurants & Leisure	6.3%
Entertainment	5.9%
Technology Hardware, Storage & Peripherals	5.6%
Health Care Equipment & Supplies	5.4%
Aerospace & Defense	4.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSLG10A-06/25
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
Class C/MLACX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$92	1.87%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/1/2005	(1.92)%	11.56%	14.22%	13.03%
Class C Shares - Excluding sales charges		(1.26)%	12.32%	14.22%	13.03%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Growth Index[3]		(1.57)%	14.53%	17.23%	15.27%
S&P 500®Index[4]		(1.74)%	12.10%	15.61%	12.32%
Morningstar Large Growth Category Average[5]		(1.64)%	12.32%	14.18%	12.78%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$12,360,651,183%
Total number of portfolio holdings	44%
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.4%
Amazon.com, Inc.	6.8%
NVIDIA Corp.	6.4%
Apple, Inc.	5.6%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	4.1%
Visa, Inc., Class A	3.2%
Netflix, Inc.	3.0%
Spotify Technology SA	2.9%
* Excluding short-term investments
Top Industries
Software	17.3%
Semiconductors & Semiconductor Equipment	13.9%
Interactive Media & Services	7.6%
Financial Services	7.2%
Broadline Retail	6.8%
Hotels, Restaurants & Leisure	6.3%
Entertainment	5.9%
Technology Hardware, Storage & Peripherals	5.6%
Health Care Equipment & Supplies	5.4%
Aerospace & Defense	4.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSLG10C-06/25
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
Class I/MLAIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$34	0.69%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/1/2005	(0.76)%	13.37%	15.53%	14.28%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Growth Index[3]		(1.57)%	14.53%	17.23%	15.27%
S&P 500®Index[4]		(1.74)%	12.10%	15.61%	12.32%
Morningstar Large Growth Category Average[5]		(1.64)%	12.32%	14.18%	12.78%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$12,360,651,183%
Total number of portfolio holdings	44%
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.4%
Amazon.com, Inc.	6.8%
NVIDIA Corp.	6.4%
Apple, Inc.	5.6%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	4.1%
Visa, Inc., Class A	3.2%
Netflix, Inc.	3.0%
Spotify Technology SA	2.9%
* Excluding short-term investments
Top Industries
Software	17.3%
Semiconductors & Semiconductor Equipment	13.9%
Interactive Media & Services	7.6%
Financial Services	7.2%
Broadline Retail	6.8%
Hotels, Restaurants & Leisure	6.3%
Entertainment	5.9%
Technology Hardware, Storage & Peripherals	5.6%
Health Care Equipment & Supplies	5.4%
Aerospace & Defense	4.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSLG10I-06/25
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
Class R1/MLRRX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R1	$39	0.79%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R1 Shares	4/1/2005	(0.81)%	13.29%	15.41%	14.17%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Growth Index[3]		(1.57)%	14.53%	17.23%	15.27%
S&P 500®Index[4]		(1.74)%	12.10%	15.61%	12.32%
Morningstar Large Growth Category Average[5]		(1.64)%	12.32%	14.18%	12.78%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$12,360,651,183%
Total number of portfolio holdings	44%
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.4%
Amazon.com, Inc.	6.8%
NVIDIA Corp.	6.4%
Apple, Inc.	5.6%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	4.1%
Visa, Inc., Class A	3.2%
Netflix, Inc.	3.0%
Spotify Technology SA	2.9%
* Excluding short-term investments
Top Industries
Software	17.3%
Semiconductors & Semiconductor Equipment	13.9%
Interactive Media & Services	7.6%
Financial Services	7.2%
Broadline Retail	6.8%
Hotels, Restaurants & Leisure	6.3%
Entertainment	5.9%
Technology Hardware, Storage & Peripherals	5.6%
Health Care Equipment & Supplies	5.4%
Aerospace & Defense	4.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSLG10R1-06/25
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
Class R2/MLRTX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R2	$51	1.04%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R2 Shares	4/1/2005	(0.84)%	13.10%	15.16%	13.89%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Growth Index[3]		(1.57)%	14.53%	17.23%	15.27%
S&P 500®Index[4]		(1.74)%	12.10%	15.61%	12.32%
Morningstar Large Growth Category Average[5]		(1.64)%	12.32%	14.18%	12.78%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$12,360,651,183%
Total number of portfolio holdings	44%
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.4%
Amazon.com, Inc.	6.8%
NVIDIA Corp.	6.4%
Apple, Inc.	5.6%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	4.1%
Visa, Inc., Class A	3.2%
Netflix, Inc.	3.0%
Spotify Technology SA	2.9%
* Excluding short-term investments
Top Industries
Software	17.3%
Semiconductors & Semiconductor Equipment	13.9%
Interactive Media & Services	7.6%
Financial Services	7.2%
Broadline Retail	6.8%
Hotels, Restaurants & Leisure	6.3%
Entertainment	5.9%
Technology Hardware, Storage & Peripherals	5.6%
Health Care Equipment & Supplies	5.4%
Aerospace & Defense	4.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSLG10R2-06/25
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
Class R3/MLGRX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R3	$64	1.29%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R3 Shares	4/28/2006	(1.01)%	12.67%	14.85%	13.60%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Growth Index[3]		(1.57)%	14.53%	17.23%	15.27%
S&P 500®Index[4]		(1.74)%	12.10%	15.61%	12.32%
Morningstar Large Growth Category Average[5]		(1.64)%	12.32%	14.18%	12.78%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$12,360,651,183%
Total number of portfolio holdings	44%
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.4%
Amazon.com, Inc.	6.8%
NVIDIA Corp.	6.4%
Apple, Inc.	5.6%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	4.1%
Visa, Inc., Class A	3.2%
Netflix, Inc.	3.0%
Spotify Technology SA	2.9%
* Excluding short-term investments
Top Industries
Software	17.3%
Semiconductors & Semiconductor Equipment	13.9%
Interactive Media & Services	7.6%
Financial Services	7.2%
Broadline Retail	6.8%
Hotels, Restaurants & Leisure	6.3%
Entertainment	5.9%
Technology Hardware, Storage & Peripherals	5.6%
Health Care Equipment & Supplies	5.4%
Aerospace & Defense	4.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSLG10R3-06/25
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
Class R6/MLRSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$31	0.63%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	(0.65)%	13.50%	15.63%	14.39%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Growth Index[3]		(1.57)%	14.53%	17.23%	15.27%
S&P 500®Index[4]		(1.74)%	12.10%	15.61%	12.32%
Morningstar Large Growth Category Average[5]		(1.64)%	12.32%	14.18%	12.78%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$12,360,651,183%
Total number of portfolio holdings	44%
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.4%
Amazon.com, Inc.	6.8%
NVIDIA Corp.	6.4%
Apple, Inc.	5.6%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	4.1%
Visa, Inc., Class A	3.2%
Netflix, Inc.	3.0%
Spotify Technology SA	2.9%
* Excluding short-term investments
Top Industries
Software	17.3%
Semiconductors & Semiconductor Equipment	13.9%
Interactive Media & Services	7.6%
Financial Services	7.2%
Broadline Retail	6.8%
Hotels, Restaurants & Leisure	6.3%
Entertainment	5.9%
Technology Hardware, Storage & Peripherals	5.6%
Health Care Equipment & Supplies	5.4%
Aerospace & Defense	4.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSLG10R6-06/25
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
Investor Class/MLINX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$55	1.12%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(5.82)%	7.36%	13.77%	13.23%
Investor Class Shares - Excluding sales charges		(0.86)%	13.01%	15.06%	13.87%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Growth Index[3]		(1.57)%	14.53%	17.23%	15.27%
S&P 500®Index[4]		(1.74)%	12.10%	15.61%	12.32%
Morningstar Large Growth Category Average[5]		(1.64)%	12.32%	14.18%	12.78%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$12,360,651,183%
Total number of portfolio holdings	44%
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.4%
Amazon.com, Inc.	6.8%
NVIDIA Corp.	6.4%
Apple, Inc.	5.6%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	4.1%
Visa, Inc., Class A	3.2%
Netflix, Inc.	3.0%
Spotify Technology SA	2.9%
* Excluding short-term investments
Top Industries
Software	17.3%
Semiconductors & Semiconductor Equipment	13.9%
Interactive Media & Services	7.6%
Financial Services	7.2%
Broadline Retail	6.8%
Hotels, Restaurants & Leisure	6.3%
Entertainment	5.9%
Technology Hardware, Storage & Peripherals	5.6%
Health Care Equipment & Supplies	5.4%
Aerospace & Defense	4.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSLG10INV-06/25
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
SIMPLE Class/MLRMX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$58	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	(0.99)%	12.78%	9.28%
Russell 3000®Index[2]		(2.15)%	11.40%	11.41%
Russell 1000® Growth Index[3]		(1.57)%	14.53%	11.66%
S&P 500®Index[4]		(1.74)%	12.10%	12.14%
Morningstar Large Growth Category Average[5]		(1.64)%	12.32%	8.71%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$12,360,651,183%
Total number of portfolio holdings	44%
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.4%
Amazon.com, Inc.	6.8%
NVIDIA Corp.	6.4%
Apple, Inc.	5.6%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	4.1%
Visa, Inc., Class A	3.2%
Netflix, Inc.	3.0%
Spotify Technology SA	2.9%
* Excluding short-term investments
Top Industries
Software	17.3%
Semiconductors & Semiconductor Equipment	13.9%
Interactive Media & Services	7.6%
Financial Services	7.2%
Broadline Retail	6.8%
Hotels, Restaurants & Leisure	6.3%
Entertainment	5.9%
Technology Hardware, Storage & Peripherals	5.6%
Health Care Equipment & Supplies	5.4%
Aerospace & Defense	4.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSLG10SI-06/25
NYLI Winslow Large Cap Growth Fund

NYLI MacKay Convertible Fund
Class A/MCOAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$46	0.93%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	(6.13)%	0.95%	8.46%	7.13%
Class A Shares - Excluding sales charges		(0.67)%	6.82%	9.70%	7.74%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
ICE BofA U.S. Convertible Index[3]		1.67%	11.59%	10.38%	8.57%
Morningstar Convertibles Category Average[4]		1.08%	9.86%	8.32%	7.10%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,453,869,493%
Total number of portfolio holdings	105%
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NRG Energy, Inc., 2.75%, due 6/1/48	2.6%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.4%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.1%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.0%
Post Holdings, Inc., 2.50%, due 8/15/27	1.9%
Southwest Airlines Co., 1.25%, due 5/1/25	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.9%
Booking Holdings, Inc., 0.75%, due 5/1/25	1.8%
PG&E Corp., 4.25%, due 12/1/27	1.8%
Welltower OP LLC, 3.125%, due 7/15/29	1.6%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	86.9%
Convertible Preferred Stocks	8.4%
Short-Term Investments	3.7%
Common Stock	0.5%
Other Assets, Less Liabilities	0.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSC10A-06/25
NYLI MacKay Convertible Fund

NYLI MacKay Convertible Fund
Class C/MCCVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$95	1.93%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	(2.11)%	4.77%	8.65%	6.74%
Class C Shares - Excluding sales charges		(1.16)%	5.77%	8.65%	6.74%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
ICE BofA U.S. Convertible Index[3]		1.67%	11.59%	10.38%	8.57%
Morningstar Convertibles Category Average[4]		1.08%	9.86%	8.32%	7.10%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,453,869,493%
Total number of portfolio holdings	105%
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NRG Energy, Inc., 2.75%, due 6/1/48	2.6%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.4%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.1%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.0%
Post Holdings, Inc., 2.50%, due 8/15/27	1.9%
Southwest Airlines Co., 1.25%, due 5/1/25	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.9%
Booking Holdings, Inc., 0.75%, due 5/1/25	1.8%
PG&E Corp., 4.25%, due 12/1/27	1.8%
Welltower OP LLC, 3.125%, due 7/15/29	1.6%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	86.9%
Convertible Preferred Stocks	8.4%
Short-Term Investments	3.7%
Common Stock	0.5%
Other Assets, Less Liabilities	0.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSC10C-06/25
NYLI MacKay Convertible Fund

NYLI MacKay Convertible Fund
Class I/MCNVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$30	0.61%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	11/28/2008	(0.50)%	7.14%	10.05%	8.10%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
ICE BofA U.S. Convertible Index[3]		1.67%	11.59%	10.38%	8.57%
Morningstar Convertibles Category Average[4]		1.08%	9.86%	8.32%	7.10%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,453,869,493%
Total number of portfolio holdings	105%
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NRG Energy, Inc., 2.75%, due 6/1/48	2.6%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.4%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.1%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.0%
Post Holdings, Inc., 2.50%, due 8/15/27	1.9%
Southwest Airlines Co., 1.25%, due 5/1/25	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.9%
Booking Holdings, Inc., 0.75%, due 5/1/25	1.8%
PG&E Corp., 4.25%, due 12/1/27	1.8%
Welltower OP LLC, 3.125%, due 7/15/29	1.6%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	86.9%
Convertible Preferred Stocks	8.4%
Short-Term Investments	3.7%
Common Stock	0.5%
Other Assets, Less Liabilities	0.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSC10I-06/25
NYLI MacKay Convertible Fund

NYLI MacKay Convertible Fund
Investor Class/MCINX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$58	1.18%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(5.70)%	1.27%	8.24%	6.93%
Investor Class Shares - Excluding sales charges		(0.74)%	6.60%	9.47%	7.54%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
ICE BofA U.S. Convertible Index[3]		1.67%	11.59%	10.38%	8.57%
Morningstar Convertibles Category Average[4]		1.08%	9.86%	8.32%	7.10%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,453,869,493%
Total number of portfolio holdings	105%
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NRG Energy, Inc., 2.75%, due 6/1/48	2.6%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.4%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.1%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.0%
Post Holdings, Inc., 2.50%, due 8/15/27	1.9%
Southwest Airlines Co., 1.25%, due 5/1/25	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.9%
Booking Holdings, Inc., 0.75%, due 5/1/25	1.8%
PG&E Corp., 4.25%, due 12/1/27	1.8%
Welltower OP LLC, 3.125%, due 7/15/29	1.6%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	86.9%
Convertible Preferred Stocks	8.4%
Short-Term Investments	3.7%
Common Stock	0.5%
Other Assets, Less Liabilities	0.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSC10INV-06/25
NYLI MacKay Convertible Fund

NYLI Money Market Fund
Class A/MMAXX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$26	0.51%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an equally weighted performance average of money market funds and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares	1/3/1995	2.00%	4.49%	2.41%	1.59%
Average Lipper Money Market Fund[2]		2.05%	4.57%	2.48%	1.70%
1.	Not annualized.
2.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$575,375,870
Total number of portfolio holdings	23
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	43.7%
Repurchase Agreements	32.2%
U.S. Treasury Debt	24.1%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSMM10A-06/25
NYLI Money Market Fund

NYLI Money Market Fund
Class C/MSCXX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$40	0.79%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an equally weighted performance average of money market funds and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares	9/1/1998	1.86%	4.20%	2.24%	1.43%
Average Lipper Money Market Fund[2]		2.05%	4.57%	2.48%	1.70%
1.	Not annualized.
2.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$575,375,870
Total number of portfolio holdings	23
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	43.7%
Repurchase Agreements	32.2%
U.S. Treasury Debt	24.1%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSMM10C-06/25
NYLI Money Market Fund

NYLI Money Market Fund
Investor Class/MKTXX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$40	0.79%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an equally weighted performance average of money market funds and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares	2/28/2008	1.86%	4.20%	2.24%	1.43%
Average Lipper Money Market Fund[2]		2.05%	4.57%	2.48%	1.70%
1.	Not annualized.
2.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$575,375,870
Total number of portfolio holdings	23
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	43.7%
Repurchase Agreements	32.2%
U.S. Treasury Debt	24.1%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSMM10INV-06/25
NYLI Money Market Fund

NYLI Money Market Fund
SIMPLE Class/MIPXX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$25	0.49%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an equally weighted performance average of money market funds and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	2.01%	4.53%	2.55%
Average Lipper Money Market Fund[2]		2.05%	4.57%	2.65%
1.	Not annualized.
2.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$575,375,870
Total number of portfolio holdings	23
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	43.7%
Repurchase Agreements	32.2%
U.S. Treasury Debt	24.1%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSMM10SI-06/25
NYLI Money Market Fund

NYLI Income Builder Fund
Class A/MTRAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$51	1.02%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	(1.99)%	8.96%	6.20%	4.37%
Class A Shares - Excluding sales charges		1.05%	12.33%	6.85%	4.96%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	9.34%
Bloomberg U.S. Aggregate Bond Index[3]		2.57%	8.02%	(0.67)%	1.54%
Blended Benchmark Index[4]		1.64%	10.56%	8.08%	6.40%
Morningstar Global Moderate Allocation Category Average[5]		(1.07)%	8.64%	7.97%	4.90%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,001,362,966%
Total number of portfolio holdings	561%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	3.1%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.4%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	1.4%
AbbVie, Inc.	1.3%
International Business Machines Corp.	1.3%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/50	1.3%
Cisco Systems, Inc.	1.2%
Philip Morris International, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.0%
Mortgage-Backed Securities	13.2%
Corporate Bonds	12.3%
U.S. Government & Federal Agencies	4.5%
Asset-Backed Securities	3.6%
Short-Term Investments	2.4%
Foreign Government Bonds	0.6%
Loan Assignments	0.4%
Other Assets, Less Liabilities	1.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSIB10A-06/25
NYLI Income Builder Fund

NYLI Income Builder Fund
Class C/MCTRX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$101	2.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	(0.44)%	10.23%	5.82%	3.99%
Class C Shares - Excluding sales charges		0.56%	11.23%	5.82%	3.99%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	9.34%
Bloomberg U.S. Aggregate Bond Index[3]		2.57%	8.02%	(0.67)%	1.54%
Blended Benchmark Index[4]		1.64%	10.56%	8.08%	6.40%
Morningstar Global Moderate Allocation Category Average[5]		(1.07)%	8.64%	7.97%	4.90%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,001,362,966%
Total number of portfolio holdings	561%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	3.1%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.4%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	1.4%
AbbVie, Inc.	1.3%
International Business Machines Corp.	1.3%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/50	1.3%
Cisco Systems, Inc.	1.2%
Philip Morris International, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.0%
Mortgage-Backed Securities	13.2%
Corporate Bonds	12.3%
U.S. Government & Federal Agencies	4.5%
Asset-Backed Securities	3.6%
Short-Term Investments	2.4%
Foreign Government Bonds	0.6%
Loan Assignments	0.4%
Other Assets, Less Liabilities	1.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSIB10C-06/25
NYLI Income Builder Fund

NYLI Income Builder Fund
Class I/MTOIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$38	0.77%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	1.21%	12.61%	7.12%	5.23%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	9.34%
Bloomberg U.S. Aggregate Bond Index[3]		2.57%	8.02%	(0.67)%	1.54%
Blended Benchmark Index[4]		1.64%	10.56%	8.08%	6.40%
Morningstar Global Moderate Allocation Category Average[5]		(1.07)%	8.64%	7.97%	4.90%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,001,362,966%
Total number of portfolio holdings	561%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	3.1%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.4%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	1.4%
AbbVie, Inc.	1.3%
International Business Machines Corp.	1.3%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/50	1.3%
Cisco Systems, Inc.	1.2%
Philip Morris International, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.0%
Mortgage-Backed Securities	13.2%
Corporate Bonds	12.3%
U.S. Government & Federal Agencies	4.5%
Asset-Backed Securities	3.6%
Short-Term Investments	2.4%
Foreign Government Bonds	0.6%
Loan Assignments	0.4%
Other Assets, Less Liabilities	1.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSIB10I-06/25
NYLI Income Builder Fund

NYLI Income Builder Fund
Class R6/MTODX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$34	0.68%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2018	1.20%	12.64%	7.21%	5.76%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	9.71%
Bloomberg U.S. Aggregate Bond Index[3]		2.57%	8.02%	(0.67)%	1.69%
Blended Benchmark Index[4]		1.64%	10.56%	8.08%	6.71%
Morningstar Global Moderate Allocation Category Average[5]		(1.07)%	8.64%	7.97%	5.21%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,001,362,966%
Total number of portfolio holdings	561%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	3.1%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.4%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	1.4%
AbbVie, Inc.	1.3%
International Business Machines Corp.	1.3%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/50	1.3%
Cisco Systems, Inc.	1.2%
Philip Morris International, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.0%
Mortgage-Backed Securities	13.2%
Corporate Bonds	12.3%
U.S. Government & Federal Agencies	4.5%
Asset-Backed Securities	3.6%
Short-Term Investments	2.4%
Foreign Government Bonds	0.6%
Loan Assignments	0.4%
Other Assets, Less Liabilities	1.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSIB10R6-06/25
NYLI Income Builder Fund

NYLI Income Builder Fund
Investor Class/MTINX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$64	1.28%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(1.61)%	9.22%	5.97%	4.18%
Investor Class Shares - Excluding sales charges		0.91%	12.02%	6.62%	4.77%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	9.34%
Bloomberg U.S. Aggregate Bond Index[3]		2.57%	8.02%	(0.67)%	1.54%
Blended Benchmark Index[4]		1.64%	10.56%	8.08%	6.40%
Morningstar Global Moderate Allocation Category Average[5]		(1.07)%	8.64%	7.97%	4.90%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,001,362,966%
Total number of portfolio holdings	561%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	3.1%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.4%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	1.4%
AbbVie, Inc.	1.3%
International Business Machines Corp.	1.3%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/50	1.3%
Cisco Systems, Inc.	1.2%
Philip Morris International, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.0%
Mortgage-Backed Securities	13.2%
Corporate Bonds	12.3%
U.S. Government & Federal Agencies	4.5%
Asset-Backed Securities	3.6%
Short-Term Investments	2.4%
Foreign Government Bonds	0.6%
Loan Assignments	0.4%
Other Assets, Less Liabilities	1.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSIB10INV-06/25
NYLI Income Builder Fund

NYLI Income Builder Fund
SIMPLE Class/MTISX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$63	1.26%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	0.97%	12.02%	4.88%
MSCI World Index (Net)[2]		0.93%	12.16%	10.55%
Bloomberg U.S. Aggregate Bond Index[3]		2.57%	8.02%	(1.09)%
Blended Benchmark Index[4]		1.64%	10.56%	5.94%
Morningstar Global Moderate Allocation Category Average[5]		(1.07)%	8.64%	5.83%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,001,362,966%
Total number of portfolio holdings	561%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	3.1%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.4%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	1.4%
AbbVie, Inc.	1.3%
International Business Machines Corp.	1.3%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/50	1.3%
Cisco Systems, Inc.	1.2%
Philip Morris International, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.0%
Mortgage-Backed Securities	13.2%
Corporate Bonds	12.3%
U.S. Government & Federal Agencies	4.5%
Asset-Backed Securities	3.6%
Short-Term Investments	2.4%
Foreign Government Bonds	0.6%
Loan Assignments	0.4%
Other Assets, Less Liabilities	1.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSIB10SI-06/25
NYLI Income Builder Fund

NYLI WMC Value Fund
Class A/MAPAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$50	1.01%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/9/1999	(7.94)%	1.93%	12.88%	8.87%
Class A Shares - Excluding sales charges		(2.58)%	7.86%	14.16%	9.49%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
Morningstar Large Value Category Average[4]		(2.27)%	7.57%	13.36%	8.45%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$920,939,860%
Total number of portfolio holdings	68%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.2%
UnitedHealth Group, Inc.	2.7%
Cisco Systems, Inc.	2.4%
Gilead Sciences, Inc.	2.1%
American International Group, Inc.	2.1%
Pfizer, Inc.	1.9%
Johnson Controls International plc	1.9%
Elevance Health, Inc.	1.9%
Marsh & McLennan Cos., Inc.	1.8%
* Excluding short-term investments
Top Industries
Pharmaceuticals	9.2%
Oil, Gas & Consumable Fuels	9.1%
Capital Markets	8.2%
Banks	7.9%
Insurance	6.8%
Health Care Providers & Services	6.3%
Communications Equipment	3.6%
Multi–Utilities	3.3%
Specialized REITs	3.1%
Machinery	2.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWV10A-06/25
NYLI WMC Value Fund

NYLI WMC Value Fund
Class C/MMPCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$98	2.00%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	6/9/1999	(3.95)%	5.80%	13.02%	8.42%
Class C Shares - Excluding sales charges		(3.05)%	6.80%	13.02%	8.42%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
Morningstar Large Value Category Average[4]		(2.27)%	7.57%	13.36%	8.45%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$920,939,860%
Total number of portfolio holdings	68%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.2%
UnitedHealth Group, Inc.	2.7%
Cisco Systems, Inc.	2.4%
Gilead Sciences, Inc.	2.1%
American International Group, Inc.	2.1%
Pfizer, Inc.	1.9%
Johnson Controls International plc	1.9%
Elevance Health, Inc.	1.9%
Marsh & McLennan Cos., Inc.	1.8%
* Excluding short-term investments
Top Industries
Pharmaceuticals	9.2%
Oil, Gas & Consumable Fuels	9.1%
Capital Markets	8.2%
Banks	7.9%
Insurance	6.8%
Health Care Providers & Services	6.3%
Communications Equipment	3.6%
Multi–Utilities	3.3%
Specialized REITs	3.1%
Machinery	2.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWV10C-06/25
NYLI WMC Value Fund

NYLI WMC Value Fund
Class I/MUBFX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$34	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/21/1971	(2.46)%	8.19%	14.52%	9.80%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
Morningstar Large Value Category Average[4]		(2.27)%	7.57%	13.36%	8.45%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$920,939,860%
Total number of portfolio holdings	68%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.2%
UnitedHealth Group, Inc.	2.7%
Cisco Systems, Inc.	2.4%
Gilead Sciences, Inc.	2.1%
American International Group, Inc.	2.1%
Pfizer, Inc.	1.9%
Johnson Controls International plc	1.9%
Elevance Health, Inc.	1.9%
Marsh & McLennan Cos., Inc.	1.8%
* Excluding short-term investments
Top Industries
Pharmaceuticals	9.2%
Oil, Gas & Consumable Fuels	9.1%
Capital Markets	8.2%
Banks	7.9%
Insurance	6.8%
Health Care Providers & Services	6.3%
Communications Equipment	3.6%
Multi–Utilities	3.3%
Specialized REITs	3.1%
Machinery	2.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWV10I-06/25
NYLI WMC Value Fund

NYLI WMC Value Fund
Class R6/MMPDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$34	0.70%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	4/26/2021	(2.43)%	8.21%	5.97%
Russell 3000®Index[2]		(2.15)%	11.40%	7.46%
Russell 1000® Value Index[3]		(1.86)%	8.55%	6.08%
Morningstar Large Value Category Average[4]		(2.27)%	7.57%	6.57%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$920,939,860%
Total number of portfolio holdings	68%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.2%
UnitedHealth Group, Inc.	2.7%
Cisco Systems, Inc.	2.4%
Gilead Sciences, Inc.	2.1%
American International Group, Inc.	2.1%
Pfizer, Inc.	1.9%
Johnson Controls International plc	1.9%
Elevance Health, Inc.	1.9%
Marsh & McLennan Cos., Inc.	1.8%
* Excluding short-term investments
Top Industries
Pharmaceuticals	9.2%
Oil, Gas & Consumable Fuels	9.1%
Capital Markets	8.2%
Banks	7.9%
Insurance	6.8%
Health Care Providers & Services	6.3%
Communications Equipment	3.6%
Multi–Utilities	3.3%
Specialized REITs	3.1%
Machinery	2.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWV10R6-06/25
NYLI WMC Value Fund

NYLI WMC Value Fund
Investor Class/MSMIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$61	1.25%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(7.55)%	2.23%	12.59%	8.62%
Investor Class Shares - Excluding sales charges		(2.68)%	7.61%	13.87%	9.24%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
Morningstar Large Value Category Average[4]		(2.27)%	7.57%	13.36%	8.45%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$920,939,860%
Total number of portfolio holdings	68%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.2%
UnitedHealth Group, Inc.	2.7%
Cisco Systems, Inc.	2.4%
Gilead Sciences, Inc.	2.1%
American International Group, Inc.	2.1%
Pfizer, Inc.	1.9%
Johnson Controls International plc	1.9%
Elevance Health, Inc.	1.9%
Marsh & McLennan Cos., Inc.	1.8%
* Excluding short-term investments
Top Industries
Pharmaceuticals	9.2%
Oil, Gas & Consumable Fuels	9.1%
Capital Markets	8.2%
Banks	7.9%
Insurance	6.8%
Health Care Providers & Services	6.3%
Communications Equipment	3.6%
Multi–Utilities	3.3%
Specialized REITs	3.1%
Machinery	2.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWV10INV-06/25
NYLI WMC Value Fund

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

See Item 7

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI Candriam Emerging Markets Debt Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 95.1%
Corporate Bonds 7.8%
Chile 0.7%
Antofagasta plc
Series Reg S
6.25%, due 5/2/34	$ 934,000	$ 948,123
China 1.2%
Alibaba Group Holding Ltd.
4.20%, due 12/6/47	2,000,000	1,569,323
Czech Republic 0.7%
Energo-Pro A/S
Series Reg S
11.00%, due 11/2/28	900,000	942,650
Georgia 0.6%
Georgian Railway JSC
Series Reg S
4.00%, due 6/17/28	800,000	707,840
Kazakhstan 1.4%
KazMunayGas National Co. JSC
Series Reg S
6.375%, due 10/24/48	2,000,000	1,775,920
Moldova, Republic of 0.8%
Aragvi Finance International DAC
Series Reg S
11.125%, due 11/20/29	1,029,000	1,021,844
Peru 0.0% ‡
Lima Metro Line 2 Finance Ltd.
Series Reg S
4.35%, due 4/5/36	2	1
Turkey 2.2%
TAV Havalimanlari Holding A/S
Series Reg S
8.50%, due 12/7/28	1,246,000	1,274,783
WE Soda Investments Holding plc
Series Reg S
9.50%, due 10/6/28	1,500,000	1,534,125
		2,808,908
	Principal Amount	Value

Venezuela 0.2%
Petroleos de Venezuela SA
5.375%, due 4/12/27 (a)(b)	$ 2,000,000	$ 232,000
Total Corporate Bonds (Cost $10,804,713)		10,006,609
Foreign Government Bonds 87.3%
Albania 2.0%
Albania Government Bond
Series Reg S
4.75%, due 2/14/35	EUR 1,000,000	1,079,649
Series Reg S
5.90%, due 6/9/28	1,240,000	1,469,773
		2,549,422
Angola 1.4%
Angola Government Bond
Series Reg S
8.75%, due 4/14/32	$ 1,000,000	784,400
Series Reg S
9.125%, due 11/26/49	800,000	545,424
Series Reg S
9.375%, due 5/8/48	700,000	490,588
		1,820,412
Argentina 2.9%
Argentina Government Bond
0.75%, due 7/9/30 (c)	1,892,000	1,447,380
1.00%, due 7/9/29	900,000	723,600
3.50%, due 7/9/41 (c)	2,500,000	1,508,787
		3,679,767
Azerbaijan 1.2%
Azerbaijan Government Bond
Series Reg S
3.50%, due 9/1/32	1,700,000	1,484,100
Bahrain 1.1%
Bahrain Government Bond
Series Reg S
6.25%, due 1/25/51	500,000	412,060
Series Reg S
7.50%, due 2/12/36 (d)	1,000,000	1,022,117
		1,434,177
Benin 1.8%
Benin Government Bond
Series Reg S
4.875%, due 1/19/32	EUR 600,000	593,795

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Foreign Government Bonds (continued)
Benin (continued)
Benin Government Bond (continued)
Series Reg S
7.96%, due 2/13/38	$ 1,058,000	$ 951,787
Series Reg S
8.375%, due 1/23/41	884,000	807,976
		2,353,558
Brazil 5.7%
Brazil Government Bond
3.875%, due 6/12/30	1,250,000	1,165,516
4.75%, due 1/14/50	900,000	632,541
5.625%, due 2/21/47 (d)	500,000	406,902
6.00%, due 10/20/33	1,000,000	984,945
6.125%, due 1/22/32	855,000	868,492
6.125%, due 3/15/34 (d)	1,414,000	1,383,676
6.25%, due 3/18/31	1,137,000	1,168,548
7.125%, due 5/13/54	762,000	721,819
		7,332,439
Bulgaria 1.7%
Bulgaria Government Bond
Series Reg S
5.00%, due 3/5/37	2,200,000	2,128,203
Chile 0.9%
Chile Government Bond
3.25%, due 9/21/71	2,000,000	1,188,300
Colombia 6.8%
Colombia Government Bond
5.00%, due 6/15/45	900,000	584,800
5.20%, due 5/15/49	900,000	580,961
6.125%, due 1/18/41	1,000,000	784,146
7.50%, due 2/2/34 (d)	1,250,000	1,216,829
8.00%, due 4/20/33	1,750,000	1,777,092
8.00%, due 11/14/35	801,000	785,429
8.75%, due 11/14/53	803,000	767,501
Ecopetrol SA
4.625%, due 11/2/31 (d)	600,000	490,048
8.375%, due 1/19/36	1,000,000	936,088
8.875%, due 1/13/33	750,000	750,715
		8,673,609
Costa Rica 2.0%
Costa Rica Government Bond
Series Reg S
5.625%, due 4/30/43	2,000,000	1,772,253
	Principal Amount	Value

Costa Rica (continued)
Costa Rica Government Bond (continued)
Series Reg S
7.30%, due 11/13/54	$ 848,000	$ 862,792
		2,635,045
Cote D'Ivoire 2.8%
Ivory Coast Government Bond
Series Reg S
4.875%, due 1/30/32	EUR 532,000	520,664
Series Reg S
6.625%, due 3/22/48	1,500,000	1,275,815
7.625%, due 1/30/33	$ 600,000	566,250
Series Reg S
8.075%, due 4/1/36	800,000	739,477
8.25%, due 1/30/37	500,000	459,109
		3,561,315
Dominican Republic 4.4%
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	1,500,000	1,345,125
Series Reg S
5.30%, due 1/21/41	1,500,000	1,245,225
Series Reg S
5.50%, due 2/22/29	500,000	492,375
Series Reg S
5.875%, due 1/30/60	500,000	411,025
Series Reg S
6.60%, due 6/1/36	1,453,000	1,425,248
Series Reg S
7.05%, due 2/3/31	744,000	765,687
		5,684,685
Ecuador 1.1%
Ecuador Government Bond (c)
Series Reg S
5.00%, due 7/31/40	1,850,000	964,553
Series Reg S
5.50%, due 7/31/35	700,000	419,517
		1,384,070
Egypt 3.1%
Egypt Government Bond
Series Reg S
7.625%, due 5/29/32	1,250,000	1,063,975
Series Reg S
8.50%, due 1/31/47	800,000	580,416
Series Reg S
8.70%, due 3/1/49	750,000	552,525

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Candriam Emerging Markets Debt Fund

	Principal Amount	Value
Foreign Government Bonds (continued)
Egypt (continued)
Egypt Government Bond (continued)
Series Reg S
8.875%, due 5/29/50	$ 2,400,000	$ 1,792,800
		3,989,716
El Salvador 0.4%
El Salvador Government Bond
Series Reg S
7.65%, due 6/15/35	491,000	462,463
Ghana 1.0%
Ghana Government Bond
Series Reg S
(zero coupon), due 7/3/26	26,400	24,922
Series Reg S
(zero coupon), due 1/3/30	61,720	46,913
Series Reg S
5.00%, due 7/3/29 (c)	666,200	568,635
Series Reg S
5.00%, due 7/3/35 (c)	932,800	634,304
		1,274,774
Guatemala 2.0%
Guatemala Government Bond
Series Reg S
4.875%, due 2/13/28	1,700,000	1,666,000
Series Reg S
6.55%, due 2/6/37	900,000	893,761
		2,559,761
Hungary 5.0%
Hungary Government Bond
Series Reg S
2.125%, due 9/22/31	2,000,000	1,624,970
Series Reg S
5.25%, due 6/16/29	1,400,000	1,398,600
Series Reg S
5.50%, due 6/16/34	900,000	867,802
Series Reg S
5.50%, due 3/26/36	900,000	850,311
7.625%, due 3/29/41	750,000	828,081
Magyar Export-Import Bank Zrt.
Series Reg S
6.00%, due 5/16/29	EUR 752,000	911,690
		6,481,454
	Principal Amount	Value

Indonesia 1.5%
Indonesia Government Bond
4.65%, due 9/20/32	$ 2,000,000	$ 1,954,723
Kenya 0.8%
Kenya Government Bond
Series Reg S
9.75%, due 2/16/31	1,030,000	981,487
Mexico 4.7%
Mexico Government Bond
3.50%, due 2/12/34	1,250,000	1,021,210
3.75%, due 4/19/71	2,000,000	1,086,136
4.75%, due 3/8/44	500,000	377,784
4.875%, due 5/19/33	900,000	828,079
5.00%, due 4/27/51	1,250,000	930,461
5.75%, due 10/12/2110	1,250,000	944,460
6.00%, due 5/7/36	950,000	904,845
		6,092,975
Mongolia 0.6%
Mongolia Government Bond
Series Reg S
4.45%, due 7/7/31	850,000	716,513
Montenegro 1.9%
Montenegro Government Bond
Series Reg S
2.875%, due 12/16/27	EUR 1,250,000	1,376,554
Series Reg S
7.25%, due 3/12/31	$ 1,000,000	1,007,125
		2,383,679
Morocco 1.8%
Morocco Government Bond
Series Reg S
4.00%, due 12/15/50	2,250,000	1,485,000
Series Reg S
4.75%, due 4/2/35	EUR 750,000	843,443
		2,328,443
Nigeria 2.3%
Nigeria Government Bond
Series Reg S
7.143%, due 2/23/30	$ 1,250,000	1,096,250
Series Reg S
7.625%, due 11/21/25 (d)	1,050,000	1,047,165
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Foreign Government Bonds (continued)
Nigeria (continued)
Nigeria Government Bond (continued)
Series Reg S
7.875%, due 2/16/32	$ 1,000,000	$ 866,300
		3,009,715
Oman 2.8%
Oman Government Bond
Series Reg S
6.00%, due 8/1/29	1,500,000	1,545,230
Series Reg S
6.75%, due 1/17/48	2,000,000	2,021,464
		3,566,694
Pakistan 0.4%
Pakistan Government Bond
Series Reg S
8.875%, due 4/8/51	800,000	568,000
Panama 1.3%
Panama Government Bond
3.87%, due 7/23/60	1,250,000	674,801
4.50%, due 4/1/56	1,000,000	609,836
9.375%, due 4/1/29	300,000	333,774
		1,618,411
Papua New Guinea 0.6%
Papua New Guinea Government Bond
Series Reg S
8.375%, due 10/4/28	834,000	809,965
Peru 1.7%
Peru Government Bond
1.862%, due 12/1/32	1,000,000	786,325
3.23%, due 7/28/2121	1,500,000	791,100
3.60%, due 1/15/72	1,000,000	608,250
		2,185,675
Poland 5.0%
Bank Gospodarstwa Krajowego
Series Reg S
4.375%, due 3/13/39	EUR 1,500,000	1,708,465
Poland Government Bond
5.375%, due 2/12/35	$ 3,500,000	3,536,561
5.50%, due 3/18/54	1,250,000	1,161,840
		6,406,866
	Principal Amount	Value

Republic of North Macedonia 1.7%
North Macedonia Government Bond
Series Reg S
6.96%, due 3/13/27	EUR 1,900,000	$ 2,234,099
Republic Of Serbia 0.6%
Serbia Government Bond
Series Reg S
2.125%, due 12/1/30	$ 950,000	792,582
Republic of the Congo 0.2%
Congo Government Bond
Series Reg S
6.00%, due 6/30/29 (c)	249,375	208,865
Romania 0.9%
Romanian Government Bond
Series Reg S
2.625%, due 12/2/40	EUR 550,000	370,827
Series Reg S
2.75%, due 4/14/41	550,000	371,386
Series Reg S
2.875%, due 4/13/42	550,000	372,628
		1,114,841
Saudi Arabia 1.9%
Saudi Government Bond
Series Reg S
2.25%, due 2/2/33	$ 1,000,000	827,470
Series Reg S
4.50%, due 10/26/46	2,000,000	1,616,800
		2,444,270
South Africa 1.2%
South Africa Government Bond
4.30%, due 10/12/28	900,000	850,950
5.75%, due 9/30/49	884,000	633,196
		1,484,146
Sri Lanka 1.2%
Sri Lanka Government Bond
Series Reg S
3.10%, due 1/15/30 (c)	313,948	252,728
Series Reg S
3.35%, due 3/15/33 (c)	656,811	454,842
Series Reg S
3.60%, due 6/15/35 (c)(d)	440,269	283,943
Series Reg S
3.60%, due 5/15/36 (c)	131,395	91,319

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Candriam Emerging Markets Debt Fund

	Principal Amount	Value
Foreign Government Bonds (continued)
Sri Lanka (continued)
Sri Lanka Government Bond (continued)
Series Reg S
3.60%, due 2/15/38 (c)(d)	$ 513,856	$ 359,699
Series Reg S
4.00%, due 4/15/28	180,307	166,308
		1,608,839
Supranational 1.2%
Africa Finance Corp.
Series Reg S
5.55%, due 10/8/29	1,600,000	1,580,434
Turkey 3.1%
Turkey Government Bond
4.875%, due 4/16/43	2,753,000	1,858,969
5.25%, due 3/13/30	750,000	692,824
5.75%, due 5/11/47	2,000,000	1,445,052
		3,996,845
Ukraine 1.3%
Ukraine Government Bond (c)
Series Reg S
1.75%, due 2/1/34	207,673	103,515
Series Reg S
1.75%, due 2/1/35	347,982	171,151
Series Reg S
1.75%, due 2/1/36	2,873,536	1,385,573
		1,660,239
United Arab Emirates 1.0%
Sharjah Government Bond
Series Reg S
4.00%, due 7/28/50	2,000,000	1,270,638
Venezuela 0.3%
Petroleos de Venezuela SA (a)(b)
Series Reg S
6.00%, due 5/16/24	2,000,000	232,000
Series Reg S
6.00%, due 11/15/26	1,000,000	116,000
		348,000
Total Foreign Government Bonds (Cost $115,667,492)		112,044,214
Total Long-Term Bonds (Cost $126,472,205)		122,050,823
	Principal Amount	Value
Short-Term Investments 3.0%
Unaffiliated Investment Companies 3.0%
United States 3.0%
Allspring Government Money Market Fund, 4.342% (e)(f)	1,000,000	$ 1,000,000
Invesco Government & Agency Portfolio, 4.367% (e)(f)	2,886,400	2,886,400
		3,886,400
Total Short-Term Investments (Cost $3,886,400)		3,886,400
Total Investments (Cost $130,358,605)	98.1%	125,937,223
Other Assets, Less Liabilities	1.9	2,454,655
Net Assets	100.0%	$ 128,391,878

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Issue in default.
(b)	Issue in non-accrual status.
(c)	Step coupon—Rate shown was the rate in effect as of April 30, 2025.
(d)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $3,734,970. The Fund received cash collateral with a value of $3,886,400. (See Note 2(J))
(e)	Current yield as of April 30, 2025.
(f)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Foreign Currency Forward Contracts
As of April 30, 2025, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	700,000	USD	801,998	JPMorgan Chase Bank N.A.	6/25/25	$ (6,222)
USD	15,780,508	EUR	14,500,000	Barclays Capital	6/25/25	(703,414)
Total Unrealized Depreciation						$ (709,636)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of April 30, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	65	June 2025	$ 13,461,462	$ 13,529,648	$ 68,186
U.S. Treasury 5 Year Notes	115	June 2025	12,439,126	12,557,461	118,335
U.S. Treasury 10 Year Ultra Bonds	50	June 2025	5,746,613	5,736,719	(9,894)
Total Long Contracts					176,627
Short Contracts
Euro-Bund	(40)	June 2025	(5,975,113)	(5,971,479)	3,634
Net Unrealized Appreciation					$ 180,261

1.	As of April 30, 2025, cash in the amount of $500,386 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2025.
Abbreviation(s):
EUR—Euro
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Candriam Emerging Markets Debt Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 10,006,609	$ —	$ 10,006,609
Foreign Government Bonds	—	112,044,214	—	112,044,214
Total Long-Term Bonds	—	122,050,823	—	122,050,823
Short-Term Investments
Unaffiliated Investment Companies	3,886,400	—	—	3,886,400
Total Investments in Securities	3,886,400	122,050,823	—	125,937,223
Other Financial Instruments
Futures Contracts (b)	190,155	—	—	190,155
Total Investments in Securities and Other Financial Instruments	$ 4,076,555	$ 122,050,823	$ —	$ 126,127,378
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (709,636)	$ —	$ (709,636)
Futures Contracts	(9,894)	—	—	(9,894)
Total Other Financial Instruments	$ (9,894)	$ (709,636)	$ —	$ (719,530)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $130,358,605) including securities on loan of $3,734,970	$125,937,223
Cash	1,070,154
Cash denominated in foreign currencies (identified cost $2,454,761)	2,556,958
Cash collateral on deposit at broker for futures contracts	500,386
Receivables:
Interest	1,954,182
Variation margin on futures contracts	1,152,084
Fund shares sold	4,184
Securities lending	2,335
Other assets	52,180
Total assets	133,229,686
Liabilities
Cash collateral received for securities on loan	3,886,400
Payables:
Manager (See Note 3)	69,819
Fund shares redeemed	67,696
Transfer agent (See Note 3)	37,118
Professional fees	32,844
NYLIFE Distributors (See Note 3)	10,326
Custodian	9,629
Shareholder communication	2,044
Accrued expenses	1,174
Distributions payable	11,122
Unrealized depreciation on foreign currency forward contracts	709,636
Total liabilities	4,837,808
Net assets	$128,391,878
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$168,568
Additional paid-in-capital	175,289,531
175,458,099
Total distributable earnings (loss)	(47,066,221)
Net assets	$128,391,878
Class A
Net assets applicable to outstanding shares	$40,110,155
Shares of beneficial interest outstanding	5,274,598
Net asset value per share outstanding	$7.60
Maximum sales charge (4.50% of offering price)	0.36
Maximum offering price per share outstanding	$7.96
Investor Class
Net assets applicable to outstanding shares	$8,277,290
Shares of beneficial interest outstanding	1,074,157
Net asset value per share outstanding	$7.71
Maximum sales charge (4.00% of offering price)	0.32
Maximum offering price per share outstanding	$8.03
Class C
Net assets applicable to outstanding shares	$481,256
Shares of beneficial interest outstanding	64,935
Net asset value and offering price per share outstanding	$7.41
Class I
Net assets applicable to outstanding shares	$79,523,177
Shares of beneficial interest outstanding	10,443,086
Net asset value and offering price per share outstanding	$7.61

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Candriam Emerging Markets Debt Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$3,205,821
Securities lending, net	7,269
Total income	3,213,090
Expenses
Manager (See Note 3)	318,686
Transfer agent (See Note 3)	83,000
Distribution/Service—Class A (See Note 3)	51,771
Distribution/Service—Investor Class (See Note 3)	10,663
Distribution/Service—Class C (See Note 3)	2,617
Professional fees	32,270
Registration	31,755
Custodian	19,992
Shareholder communication	3,682
Trustees	704
Miscellaneous	4,231
Total expenses before waiver/reimbursement	559,371
Expense waiver/reimbursement from Manager (See Note 3)	(77,059)
Net expenses	482,312
Net investment income (loss)	2,730,778
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	797,893
Futures transactions	(413,512)
Foreign currency transactions	7,590
Foreign currency forward transactions	73,289
Net realized gain (loss)	465,260
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(3,496,213)
Futures contracts	169,357
Foreign currency forward contracts	(921,499)
Translation of other assets and liabilities in foreign currencies	143,393
Net change in unrealized appreciation (depreciation)	(4,104,962)
Net realized and unrealized gain (loss)	(3,639,702)
Net increase (decrease) in net assets resulting from operations	$(908,924)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,730,778	$3,621,549
Net realized gain (loss)	465,260	(4,284,003)
Net change in unrealized appreciation (depreciation)	(4,104,962)	11,789,847
Net increase (decrease) in net assets resulting from operations	(908,924)	11,127,393
Distributions to shareholders:
Class A	(1,896,562)	(3,666,738)
Investor Class	(368,919)	(686,211)
Class B(a)	—	(8,081)
Class C	(21,317)	(60,384)
Class I	(1,453,919)	(741,340)
Total distributions to shareholders	(3,740,717)	(5,162,754)
Capital share transactions:
Net proceeds from sales of shares	90,036,962	18,529,349
Net asset value of shares issued to shareholders in reinvestment of distributions	3,630,652	4,948,973
Cost of shares redeemed	(22,710,424)	(23,464,395)
Increase (decrease) in net assets derived from capital share transactions	70,957,190	13,927
Net increase (decrease) in net assets	66,307,549	5,978,566
Net Assets
Beginning of period	62,084,329	56,105,763
End of period	$128,391,878	$62,084,329

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Candriam Emerging Markets Debt Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.93	$7.19	$6.88	$9.73	$9.81	$10.46
Net investment income (loss) (a)	0.23	0.45	0.41	0.38	0.36	0.47
Net realized and unrealized gain (loss)	(0.20)	0.93	0.29	(2.73)	0.04	(0.67)
Total from investment operations	0.03	1.38	0.70	(2.35)	0.40	(0.20)
Less distributions:
From net investment income	(0.36)	(0.64)	(0.39)	(0.46)	(0.48)	(0.45)
Return of capital	—	—	—	(0.04)	—	—
Total distributions	(0.36)	(0.64)	(0.39)	(0.50)	(0.48)	(0.45)
Net asset value at end of period	$7.60	$7.93	$7.19	$6.88	$9.73	$9.81
Total investment return (b)	0.29%	19.68%	10.21%	(24.93)%	4.00%	(1.80)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.97%††	5.80%	5.57%	4.53%	3.58%	4.70%
Net expenses (c)	1.15%††	1.15%	1.15%	1.15%	1.16%	1.17%
Expenses (before waiver/reimbursement) (c)	1.33%††	1.40%	1.46%	1.36%	1.31%	1.33%
Portfolio turnover rate	46%	89%	133%	116%	112%	102%
Net assets at end of period (in 000’s)	$40,110	$43,321	$43,665	$48,053	$81,092	$82,874

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.03	$7.28	$6.96	$9.84	$9.91	$10.57
Net investment income (loss) (a)	0.22	0.42	0.38	0.35	0.33	0.44
Net realized and unrealized gain (loss)	(0.20)	0.94	0.30	(2.77)	0.04	(0.68)
Total from investment operations	0.02	1.36	0.68	(2.42)	0.37	(0.24)
Less distributions:
From net investment income	(0.34)	(0.61)	(0.36)	(0.43)	(0.44)	(0.42)
Return of capital	—	—	—	(0.03)	—	—
Total distributions	(0.34)	(0.61)	(0.36)	(0.46)	(0.44)	(0.42)
Net asset value at end of period	$7.71	$8.03	$7.28	$6.96	$9.84	$9.91
Total investment return (b)	0.21%	19.06%	9.73%	(25.27)%	3.70%	(2.20)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.58%††	5.36%	5.09%	4.14%	3.21%	4.38%
Net expenses (c)	1.54%††	1.60%	1.64%	1.56%	1.53%	1.49%
Expenses (before waiver/reimbursement) (c)	1.82%††	1.87%	1.95%	1.78%	1.70%	1.66%
Portfolio turnover rate	46%	89%	133%	116%	112%	102%
Net assets at end of period (in 000's)	$8,277	$8,869	$8,436	$8,670	$12,806	$13,801

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.73	$7.03	$6.74	$9.54	$9.63	$10.27
Net investment income (loss) (a)	0.18	0.35	0.31	0.27	0.25	0.36
Net realized and unrealized gain (loss)	(0.19)	0.90	0.28	(2.67)	0.03	(0.66)
Total from investment operations	(0.01)	1.25	0.59	(2.40)	0.28	(0.30)
Less distributions:
From net investment income	(0.31)	(0.55)	(0.30)	(0.37)	(0.37)	(0.34)
Return of capital	—	—	—	(0.03)	—	—
Total distributions	(0.31)	(0.55)	(0.30)	(0.40)	(0.37)	(0.34)
Net asset value at end of period	$7.41	$7.73	$7.03	$6.74	$9.54	$9.63
Total investment return (b)	(0.15)%	18.13%	8.96%	(25.90)%	2.87%	(2.81)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.83%††	4.60%	4.34%	3.31%	2.52%	3.68%
Net expenses (c)	2.29%††	2.35%	2.39%	2.31%	2.28%	2.24%
Expenses (before waiver/reimbursement) (c)	2.57%††	2.62%	2.70%	2.52%	2.45%	2.40%
Portfolio turnover rate	46%	89%	133%	116%	112%	102%
Net assets at end of period (in 000’s)	$481	$619	$878	$1,358	$3,511	$6,365

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.94	$7.20	$6.89	$9.75	$9.82	$10.48
Net investment income (loss) (a)	0.24	0.48	0.43	0.40	0.39	0.51
Net realized and unrealized gain (loss)	(0.20)	0.92	0.29	(2.74)	0.05	(0.69)
Total from investment operations	0.04	1.40	0.72	(2.34)	0.44	(0.18)
Less distributions:
From net investment income	(0.37)	(0.66)	(0.41)	(0.48)	(0.51)	(0.48)
Return of capital	—	—	—	(0.04)	—	—
Total distributions	(0.37)	(0.66)	(0.41)	(0.52)	(0.51)	(0.48)
Net asset value at end of period	$7.61	$7.94	$7.20	$6.89	$9.75	$9.82
Total investment return (b)	0.43%	20.00%	10.52%	(24.75)%	4.42%	(1.59)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.13%††	6.11%	5.88%	4.89%	3.86%	5.09%
Net expenses (c)	0.85%††	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses (before waiver/reimbursement) (c)	0.99%††	1.15%	1.21%	1.12%	1.06%	1.07%
Portfolio turnover rate	46%	89%	133%	116%	112%	102%
Net assets at end of period (in 000’s)	$79,523	$9,275	$2,892	$3,637	$5,729	$6,687

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Candriam Emerging Markets Debt Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI Candriam Emerging Markets Debt Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 1, 1998
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	August 31, 2007
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to

15

Notes to Financial Statements (Unaudited) (continued)
review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

16	NYLI Candriam Emerging Markets Debt Fund

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities, to the extent the Fund held any such securities during the six-month period ended April 30, 2025, is accreted daily based on the effective interest method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
17

Notes to Financial Statements (Unaudited) (continued)
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Fund is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Fund faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Fund. Leverage risk is the risk that a foreign currency forward contract can magnify the

18	NYLI Candriam Emerging Markets Debt Fund

Fund's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Fund's assets. Moreover, there may be an imperfect correlation between the Fund's holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Fund's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(I) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities—at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) High Yield and General Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund’s principal investments include high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions or interest rate changes, these securities may experience higher than normal default rates.
(L) Foreign Securities Risk and Emerging Markets Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or
19

Notes to Financial Statements (Unaudited) (continued)
other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
(M) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels or if the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(N) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(O) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Fund’s securities as well as help manage the duration and yield curve positioning of the portfolio.
The Fund also entered into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates.
Fair value of derivative instruments as of April 30, 2025:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts	$190,155	$190,155
Total Fair Value	$190,155	$190,155

Liability Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$—	$(9,894)	$(9,894)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(709,636)	—	(709,636)
Total Fair Value	$(709,636)	$(9,894)	$(719,530)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$(413,512)	$(413,512)
Forward Transactions	73,289	—	73,289
Total Net Realized Gain (Loss)	$73,289	$(413,512)	$(340,223)

20	NYLI Candriam Emerging Markets Debt Fund

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$169,357	$169,357
Forward Contracts	(921,499)	—	(921,499)
Total Net Change in Unrealized Appreciation (Depreciation)	$(921,499)	$169,357	$(752,142)

Average Notional Amount	Total
Futures Contracts Long	$12,042,534
Futures Contracts Short	$(5,592,357)
Forward Contracts Long (a)	$685,779
Forward Contracts Short	$(12,143,055)

(a)	Positions were open for three months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Candriam (the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Candriam, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.70% to $500 million and 0.65% in excess of $500 million. During the six-month period ended April 30, 2025, the effective management fee rate was 0.70% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: Class A, 1.15% and Class I, 0.85%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to the Investor Class and Class C shares. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $318,686 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $77,059 and paid the Subadvisor fees in the amount of $123,203.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $1,484 and $1,340, respectively.
21

Notes to Financial Statements (Unaudited) (continued)
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2025, of $5 and $8, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$27,640	$—
Investor Class	26,952	(4,507)
Class C	1,648	(273)
Class I	26,760	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$130,446,585	$1,601,082	$(6,110,444)	$(4,509,362)
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $40,338,313, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$10,244	$30,094
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$5,162,754
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective

22	NYLI Candriam Emerging Markets Debt Fund

Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $105,320 and $39,852, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	411,305	$3,055,828
Shares issued to shareholders in reinvestment of distributions	230,693	1,793,986
Shares redeemed	(855,707)	(6,576,235)
Net increase (decrease) in shares outstanding before conversion	(213,709)	(1,726,421)
Shares converted into Class A (See Note 1)	22,636	177,096
Net increase (decrease)	(191,073)	$(1,549,325)
Year ended October 31, 2024:
Shares sold	1,391,705	$10,854,675
Shares issued to shareholders in reinvestment of distributions	446,056	3,466,294
Shares redeemed	(2,541,762)	(19,778,397)
Net increase (decrease) in shares outstanding before conversion	(704,001)	(5,457,428)
Shares converted into Class A (See Note 1)	97,109	759,088
Net increase (decrease)	(606,892)	$(4,698,340)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	18,948	$147,077
Shares issued to shareholders in reinvestment of distributions	46,205	364,232
Shares redeemed	(78,436)	(617,750)
Net increase (decrease) in shares outstanding before conversion	(13,283)	(106,441)
Shares converted into Investor Class (See Note 1)	4,457	35,981
Shares converted from Investor Class (See Note 1)	(22,018)	(174,459)
Net increase (decrease)	(30,844)	$(244,919)
Year ended October 31, 2024:
Shares sold	26,281	$207,129
Shares issued to shareholders in reinvestment of distributions	86,209	678,197
Shares redeemed	(115,113)	(908,405)
Net increase (decrease) in shares outstanding before conversion	(2,623)	(23,079)
Shares converted into Investor Class (See Note 1)	17,631	136,839
Shares converted from Investor Class (See Note 1)	(69,458)	(553,175)
Net increase (decrease)	(54,450)	$(439,415)

23

Notes to Financial Statements (Unaudited) (continued)
Class B	Shares	Amount
Year ended October 31, 2024:
Shares sold	—	$50
Shares issued to shareholders in reinvestment of distributions	1,076	8,081
Shares redeemed	(876)	(6,400)
Net increase (decrease) in shares outstanding before conversion	200	1,731
Shares converted from Class B (See Note 1)	(33,697)	(250,128)
Net increase (decrease)	(33,497)	$(248,397)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	911	$6,935
Shares issued to shareholders in reinvestment of distributions	2,808	21,298
Shares redeemed	(13,834)	(105,932)
Net increase (decrease) in shares outstanding before conversion	(10,115)	(77,699)
Shares converted from Class C (See Note 1)	(4,970)	(38,618)
Net increase (decrease)	(15,085)	$(116,317)
Year ended October 31, 2024:
Shares sold	1,811	$13,735
Shares issued to shareholders in reinvestment of distributions	7,970	60,361
Shares redeemed	(42,586)	(323,666)
Net increase (decrease) in shares outstanding before conversion	(32,805)	(249,570)
Shares converted from Class C (See Note 1)	(12,091)	(92,290)
Net increase (decrease)	(44,896)	$(341,860)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	11,097,412	$86,827,122
Shares issued to shareholders in reinvestment of distributions	187,336	1,451,136
Shares redeemed	(2,009,746)	(15,410,507)
Net increase (decrease)	9,275,002	$72,867,751
Year ended October 31, 2024:
Shares sold	986,064	$7,453,760
Shares issued to shareholders in reinvestment of distributions	94,508	736,040
Shares redeemed	(313,978)	(2,447,527)
Net increase (decrease) in shares outstanding before conversion	766,594	5,742,273
Shares converted from Class I (See Note 1)	(44)	(334)
Net increase (decrease)	766,550	$5,741,939
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

24	NYLI Candriam Emerging Markets Debt Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
25

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

26

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
27

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
29

overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
30

respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
31

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
32

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
33

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
34

NYLI MacKay High Yield Corporate Bond Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 93.4%
Convertible Bonds 0.5%
Energy-Alternate Sources 0.1%
XPLR Infrastructure LP
2.50%, due 6/15/26 (a)	$ 16,000,000	$ 15,080,000
Media 0.2%
Cable One, Inc.
(zero coupon), due 3/15/26	6,000,000	5,661,000
1.125%, due 3/15/28	23,145,000	18,573,862
		24,234,862
Oil & Gas 0.2%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (b)(c)	1,674,000	20,626,081
Total Convertible Bonds (Cost $43,025,225)		59,940,943
Corporate Bonds 85.2%
Advertising 1.1%
Clear Channel Outdoor Holdings, Inc.
7.75%, due 4/15/28 (a)	16,655,000	13,823,650
Lamar Media Corp.
3.625%, due 1/15/31	33,590,000	30,355,952
3.75%, due 2/15/28	16,000,000	15,261,640
4.00%, due 2/15/30	33,500,000	31,300,755
4.875%, due 1/15/29	11,000,000	10,680,190
Outfront Media Capital LLC (a)
4.625%, due 3/15/30	5,650,000	5,221,153
5.00%, due 8/15/27	10,000,000	9,798,925
7.375%, due 2/15/31	5,000,000	5,235,805
		121,678,070
Aerospace & Defense 2.7%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	6,500,000	6,653,949
Efesto Bidco SpA Efesto US LLC
Series XR
7.50%, due 2/15/32 (a)	14,150,000	14,038,356
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (a)	23,280,000	23,224,128
TransDigm, Inc.
4.625%, due 1/15/29	27,950,000	26,883,201
4.875%, due 5/1/29	13,245,000	12,781,605
5.50%, due 11/15/27	14,000,000	13,933,352
	Principal Amount	Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued)
6.00%, due 1/15/33 (a)	$ 30,000,000	$ 29,937,807
6.375%, due 3/1/29 (a)	78,065,000	79,525,767
6.625%, due 3/1/32 (a)	33,150,000	33,957,335
6.75%, due 8/15/28 (a)	31,380,000	32,010,550
6.875%, due 12/15/30 (a)	12,250,000	12,621,824
7.125%, due 12/1/31 (a)	11,560,000	12,015,314
		297,583,188
Agriculture 0.1%
Darling Ingredients, Inc.
6.00%, due 6/15/30 (a)	5,750,000	5,733,783
Airlines 0.2%
American Airlines, Inc. (a)
5.50%, due 4/20/26	4,666,666	4,635,563
5.75%, due 4/20/29	10,000,000	9,699,031
Delta Air Lines, Inc.
7.375%, due 1/15/26	7,000,000	7,085,806
		21,420,400
Auto Manufacturers 0.7%
General Motors Financial Co., Inc.
5.25%, due 3/1/26	10,000,000	10,006,578
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	51,440,000	51,716,387
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	17,585,000	16,977,027
		78,699,992
Auto Parts & Equipment 1.9%
Adient Global Holdings Ltd. (a)
7.00%, due 4/15/28	3,000,000	3,026,199
8.25%, due 4/15/31	7,000,000	6,929,619
Clarios Global LP
6.75%, due 2/15/30 (a)	3,100,000	3,153,630
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	16,800,000	16,766,177
IHO Verwaltungs GmbH (a)(c)
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	40,980,000	39,686,786
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30	39,000,000	38,074,491
8.00% (8.00% Cash or 8.75% PIK), due 11/15/32	17,705,000	16,954,648
Phinia, Inc. (a)
6.625%, due 10/15/32	11,410,000	11,195,876
6.75%, due 4/15/29	16,150,000	16,322,388

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Auto Parts & Equipment (continued)
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (a)	$ 37,125,000	$ 27,695,751
Tenneco, Inc.
8.00%, due 11/17/28 (a)	23,685,000	22,626,607
ZF North America Capital, Inc.
7.125%, due 4/14/30 (a)	5,000,000	4,600,030
		207,032,202
Banks 0.1%
Walker & Dunlop, Inc.
6.625%, due 4/1/33 (a)	6,000,000	6,102,960
Building Materials 1.7%
Builders FirstSource, Inc.
6.375%, due 6/15/32 (a)	5,000,000	5,028,200
EMRLD Borrower LP
6.625%, due 12/15/30 (a)	33,075,000	33,541,655
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	33,195,000	32,353,105
Knife River Corp.
7.75%, due 5/1/31 (a)	18,540,000	19,393,155
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	7,500,000	7,518,188
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (a)	4,500,000	4,368,273
Quikrete Holdings, Inc. (a)
6.375%, due 3/1/32	54,355,000	54,661,340
6.75%, due 3/1/33	18,500,000	18,569,206
Standard Building Solutions, Inc.
6.50%, due 8/15/32 (a)	8,000,000	8,099,629
		183,532,751
Chemicals 3.5%
ASP Unifrax Holdings, Inc. (a)(c)
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	38,875,673	15,550,269
11.175% (10.425% Cash or 11.175% PIK), due 9/30/29	15,815,020	14,154,443
Avient Corp. (a)
6.25%, due 11/1/31	5,655,000	5,594,547
7.125%, due 8/1/30	12,745,000	12,994,777
Axalta Coating Systems Dutch Holding B BV
7.25%, due 2/15/31 (a)	4,000,000	4,141,880
	Principal Amount	Value

Chemicals (continued)
Celanese US Holdings LLC (d)
6.33%, due 7/15/29	$ 2,500,000	$ 2,521,300
6.35%, due 11/15/28	3,500,000	3,538,302
6.379%, due 7/15/32	10,000,000	9,831,436
6.415%, due 7/15/27	1,909,000	1,924,518
6.55%, due 11/15/30	11,000,000	10,996,160
6.95%, due 11/15/33	8,100,000	8,115,716
Cerdia Finanz GmbH
9.375%, due 10/3/31 (a)	9,500,000	9,559,375
GPD Cos., Inc.
10.125%, due 4/1/26 (a)	39,692,000	35,698,293
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	55,115,550	55,728,711
Mativ Holdings, Inc.
8.00%, due 10/1/29 (a)	8,750,000	7,273,803
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	24,000,000	23,724,782
7.00%, due 12/1/31	8,385,000	8,666,568
8.50%, due 11/15/28	14,360,000	15,134,349
9.00%, due 2/15/30	22,710,000	24,264,613
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	15,152,000	15,191,072
9.75%, due 11/15/28	32,000,000	33,342,656
SCIH Salt Holdings, Inc. (a)
4.875%, due 5/1/28	10,000,000	9,580,011
6.625%, due 5/1/29	7,000,000	6,798,950
SCIL IV LLC
5.375%, due 11/1/26 (a)	13,000,000	12,828,192
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	44,380,000	41,662,910
		388,817,633
Coal 0.2%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	16,450,000	16,979,986
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	9,225,000	6,293,572
		23,273,558
Commercial Services 2.9%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	15,660,000	13,178,944
Belron UK Finance plc
5.75%, due 10/15/29 (a)	13,360,000	13,342,985
Dcli Bidco LLC
7.75%, due 11/15/29 (a)	23,880,000	22,244,702
GEO Group, Inc. (The)
8.625%, due 4/15/29	7,000,000	7,358,735

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services (continued)
GEO Group, Inc. (The) (continued)
10.25%, due 4/15/31	$ 15,250,000	$ 16,662,806
Graham Holdings Co.
5.75%, due 6/1/26 (a)	43,445,000	43,392,314
Herc Holdings, Inc.
6.625%, due 6/15/29 (a)	1,250,000	1,234,896
Korn Ferry
4.625%, due 12/15/27 (a)	9,685,000	9,371,261
Matthews International Corp.
8.625%, due 10/1/27 (a)	12,100,000	12,544,627
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	15,375,000	15,269,289
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	36,929,000	33,472,937
OT Midco, Inc.
10.00%, due 2/15/30 (a)	22,630,000	18,412,782
Raven Acquisition Holdings LLC
6.875%, due 11/15/31 (a)	17,770,000	17,331,886
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	14,800,000	15,063,988
United Rentals North America, Inc.
3.875%, due 2/15/31	13,675,000	12,488,155
4.875%, due 1/15/28	12,760,000	12,578,679
5.25%, due 1/15/30	2,500,000	2,472,394
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	19,500,000	18,752,044
6.625%, due 6/15/29	14,250,000	14,440,679
6.625%, due 4/15/30	9,000,000	9,162,992
7.375%, due 10/1/31	10,515,000	10,906,486
WW International, Inc.
4.50%, due 4/15/29 (a)	21,010,000	4,910,370
		324,593,951
Computers 0.5%
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	19,925,000	20,268,467
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	8,950,000	9,318,015
Gartner, Inc.
3.75%, due 10/1/30 (a)	7,000,000	6,443,113
McAfee Corp.
7.375%, due 2/15/30 (a)	19,385,000	16,744,510
		52,774,105
	Principal Amount	Value

Cosmetics & Personal Care 1.1%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	$ 22,500,000	$ 21,029,821
5.50%, due 6/1/28	20,505,000	20,143,999
Perrigo Finance Unlimited Co.
6.125%, due 9/30/32	19,545,000	19,401,225
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	40,485,000	36,549,923
5.125%, due 1/15/28	26,880,000	26,656,294
		123,781,262
Distribution & Wholesale 0.7%
Dealer Tire LLC
8.00%, due 2/1/28 (a)	12,125,000	11,762,233
Gates Corp.
6.875%, due 7/1/29 (a)	5,000,000	5,073,145
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (a)	5,000,000	4,978,802
RB Global Holdings, Inc. (a)
6.75%, due 3/15/28	13,290,000	13,550,577
7.75%, due 3/15/31	28,245,000	29,614,431
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	15,700,000	15,857,816
		80,837,004
Diversified Financial Services 2.8%
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	29,250,000	30,129,782
Aretec Group, Inc. (a)
7.50%, due 4/1/29	18,467,000	18,055,369
10.00%, due 8/15/30	11,600,000	12,490,323
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	5,000,000	5,269,598
Enact Holdings, Inc.
6.25%, due 5/28/29	5,750,000	5,886,613
Jane Street Group (a)
6.125%, due 11/1/32	44,810,000	44,042,839
6.75%, due 5/1/33	11,530,000	11,584,315
7.125%, due 4/30/31	58,500,000	60,332,341
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	26,600,000	24,751,236
LPL Holdings, Inc.
4.625%, due 11/15/27 (a)	5,000,000	4,976,883
Osaic Holdings, Inc.
10.75%, due 8/1/27 (a)	10,000,000	10,019,370
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	9,500,000	8,868,891
5.75%, due 9/15/31	7,000,000	6,667,622
6.875%, due 2/15/33	6,500,000	6,490,931
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
PennyMac Financial Services, Inc. (a) (continued)
7.125%, due 11/15/30	$ 17,000,000	$ 17,287,742
Planet Financial Group LLC
10.50%, due 12/15/29 (a)	9,000,000	8,875,800
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	37,305,000	38,835,702
		314,565,357
Electric 3.3%
Alpha Generation LLC
6.75%, due 10/15/32 (a)	12,000,000	12,229,344
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	24,940,000	24,373,874
DPL, Inc.
4.125%, due 7/1/25	17,825,000	17,677,872
Edison International
Series A
5.375% (5 Year Treasury Constant Maturity Rate + 4.698%), due 3/9/26 (e)(f)	5,000,000	4,686,468
Keystone Power Pass-Through Holders LLC
13.00% (1.00% Cash and 12.00% PIK), due 6/1/28 (a)(c)(g)	5,295,700	5,295,700
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	14,000,000	12,262,761
Lightning Power LLC
7.25%, due 8/15/32 (a)	36,665,000	37,986,089
NRG Energy, Inc. (a)
6.00%, due 2/1/33	10,000,000	9,895,058
6.25%, due 11/1/34	7,950,000	7,937,785
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	10,800,000	10,262,067
PG&E Corp.
5.00%, due 7/1/28	19,460,000	18,981,553
5.25%, due 7/1/30	15,000,000	14,452,221
Talen Energy Supply LLC
8.625%, due 6/1/30 (a)	55,045,000	58,786,148
TransAlta Corp.
7.75%, due 11/15/29	15,150,000	15,778,925
Vistra Corp. (a)(e)(f)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	10,280,000	10,381,724
	Principal Amount	Value

Electric (continued)
Vistra Corp. (a)(e)(f) (continued)
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26 (b)	$ 35,500,000	$ 36,283,059
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	10,650,000	11,031,049
XPLR Infrastructure Operating Partners LP (a)
3.875%, due 10/15/26	13,542,000	13,063,800
4.50%, due 9/15/27	9,450,000	8,934,377
8.375%, due 1/15/31	17,090,000	17,152,729
8.625%, due 3/15/33	14,940,000	14,908,536
		362,361,139
Electrical Components & Equipment 0.4%
EnerSys
6.625%, due 1/15/32 (a)	10,000,000	10,209,760
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	7,500,000	7,599,090
6.375%, due 3/15/33	7,300,000	7,384,760
6.625%, due 3/15/32	19,720,000	20,059,597
		45,253,207
Electronics 0.1%
Sensata Technologies BV
5.875%, due 9/1/30 (a)	10,000,000	9,732,261
Engineering & Construction 0.7%
Arcosa, Inc.
6.875%, due 8/15/32 (a)	23,360,000	23,803,622
Artera Services LLC
8.50%, due 2/15/31 (a)	19,380,000	18,387,263
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	14,928,000	13,621,730
Railworks Holdings LP
8.25%, due 11/15/28 (a)	1,775,000	1,777,792
TopBuild Corp.
4.125%, due 2/15/32 (a)	5,000,000	4,499,533
Weekley Homes LLC
4.875%, due 9/15/28 (a)	21,580,000	20,183,729
		82,273,669
Entertainment 3.8%
Affinity Interactive
6.875%, due 12/15/27 (a)	12,295,000	8,815,146
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	20,480,000	19,489,802
Caesars Entertainment, Inc. (a)
6.00%, due 10/15/32	40,125,000	37,827,593

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Entertainment (continued)
Caesars Entertainment, Inc. (a) (continued)
6.50%, due 2/15/32	$ 9,000,000	$ 9,047,142
7.00%, due 2/15/30	19,750,000	20,216,955
CCM Merger, Inc.
6.375%, due 5/1/26 (a)	5,000,000	5,005,835
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	51,025,000	49,445,617
5.50%, due 4/1/27	40,174,000	39,785,128
5.75%, due 4/1/30	27,000,000	26,405,471
6.75%, due 5/1/31	12,800,000	12,927,705
International Game Technology plc
6.25%, due 1/15/27 (a)	18,000,000	18,083,898
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	26,374,000	24,000,340
6.75%, due 2/15/29	8,775,000	7,985,250
Light & Wonder International, Inc. (a)
7.25%, due 11/15/29	15,665,000	15,970,499
7.50%, due 9/1/31	18,000,000	18,494,475
Live Nation Entertainment, Inc. (a)
4.75%, due 10/15/27	12,000,000	11,745,670
6.50%, due 5/15/27	41,280,000	41,721,861
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	10,750,000	10,012,231
Motion Bondco DAC
6.625%, due 11/15/27 (a)	20,500,000	19,386,952
Motion Finco SARL
8.375%, due 2/15/32 (a)	14,785,000	13,995,342
Rivers Enterprise Borrower LLC
6.625%, due 2/1/33 (a)	15,850,000	15,644,584
		426,007,496
Environmental Control 0.1%
Waste Pro USA, Inc.
7.00%, due 2/1/33 (a)	12,000,000	12,243,372
Food 1.8%
Albertsons Cos., Inc.
6.25%, due 3/15/33 (a)	5,000,000	5,072,735
B&G Foods, Inc.
8.00%, due 9/15/28 (a)	5,675,000	5,630,369
Chobani Holdco II LLC
8.75% (8.75% Cash or 9.50% PIK), due 10/1/29 (a)(c)	27,174,273	28,795,847
Chobani LLC
7.625%, due 7/1/29 (a)	21,750,000	22,780,863
	Principal Amount	Value

Food (continued)
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	$ 19,509,000	$ 19,373,412
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	19,000,000	17,982,613
6.125%, due 9/15/32	13,250,000	13,253,935
Post Holdings, Inc. (a)
5.50%, due 12/15/29	5,000,000	4,907,515
6.25%, due 10/15/34	5,000,000	4,958,495
6.375%, due 3/1/33	5,000,000	4,943,791
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	44,335,000	41,185,341
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	25,518,000	25,054,642
US Foods, Inc.
5.75%, due 4/15/33 (a)	6,500,000	6,366,801
		200,306,359
Forest Products & Paper 0.8%
Mercer International, Inc.
5.125%, due 2/1/29	71,575,000	58,873,703
12.875%, due 10/1/28 (a)	28,575,000	29,197,890
		88,071,593
Gas 0.1%
AltaGas Ltd.
7.20% (5 Year Treasury Constant Maturity Rate + 3.573%), due 10/15/54 (a)(e)	13,000,000	12,696,013
Hand & Machine Tools 0.4%
Regal Rexnord Corp.
6.05%, due 2/15/26	7,250,000	7,291,643
6.05%, due 4/15/28	7,000,000	7,180,351
6.30%, due 2/15/30	4,000,000	4,131,295
6.40%, due 4/15/33	3,750,000	3,821,264
Werner FinCo. LP (a)
11.50%, due 6/15/28	7,350,000	7,644,401
14.50% (8.75% Cash and 5.75% PIK), due 10/15/28 (b)(c)	14,431,172	14,719,795
		44,788,749
Healthcare-Products 1.5%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	32,040,000	33,283,152
Hologic, Inc. (a)
3.25%, due 2/15/29	38,100,000	35,579,418
4.625%, due 2/1/28	10,205,000	10,037,523
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	16,600,000	16,757,451
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Products (continued)
Teleflex, Inc.
4.25%, due 6/1/28 (a)	$ 38,960,000	$ 37,303,004
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	40,202,000	38,584,010
		171,544,558
Healthcare-Services 2.8%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	10,000,000	9,453,609
5.50%, due 7/1/28	9,340,000	9,143,869
DaVita, Inc. (a)
3.75%, due 2/15/31	18,035,000	15,855,735
4.625%, due 6/1/30	15,790,000	14,685,651
Encompass Health Corp.
4.50%, due 2/1/28	23,970,000	23,630,398
4.625%, due 4/1/31	9,200,000	8,758,265
4.75%, due 2/1/30	23,300,000	22,639,776
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	14,035,000	12,179,265
HCA, Inc.
7.50%, due 11/6/33	41,250,000	46,509,856
7.69%, due 6/15/25	4,000,000	4,009,374
IQVIA, Inc. (a)
5.00%, due 10/15/26	29,113,000	28,923,603
5.00%, due 5/15/27	5,000,000	4,960,133
6.50%, due 5/15/30	6,000,000	6,096,168
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	20,278,000	18,254,375
8.375%, due 2/15/32	20,120,000	20,521,112
10.00%, due 6/1/32	23,200,000	22,504,000
11.00%, due 10/15/30	22,800,000	24,957,929
Tenet Healthcare Corp.
6.125%, due 6/15/30	10,100,000	10,134,633
6.75%, due 5/15/31	10,000,000	10,250,890
		313,468,641
Holding Companies-Diversified 0.9%
Benteler International AG
10.50%, due 5/15/28 (a)	43,105,000	44,004,343
Stena International SA (a)
7.25%, due 1/15/31	27,285,000	26,932,513
7.625%, due 2/15/31	30,250,000	30,436,491
		101,373,347
Home Builders 1.4%
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	15,860,000	15,550,378
	Principal Amount	Value

Home Builders (continued)
Century Communities, Inc.
3.875%, due 8/15/29 (a)	$ 13,545,000	$ 12,082,059
6.75%, due 6/1/27	26,205,000	26,207,280
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	26,930,000	26,466,745
LGI Homes, Inc.
7.00%, due 11/15/32 (a)	6,000,000	5,535,000
M/I Homes, Inc.
3.95%, due 2/15/30	4,000,000	3,631,393
4.95%, due 2/1/28	7,500,000	7,336,128
Shea Homes LP
4.75%, due 2/15/28	26,925,000	26,136,636
4.75%, due 4/1/29	6,250,000	5,910,141
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	12,500,000	12,694,725
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	17,777,000	17,656,859
		159,207,344
Household Products & Wares 0.3%
Central Garden & Pet Co.
4.125%, due 10/15/30	15,620,000	14,306,148
4.125%, due 4/30/31 (a)	14,875,000	13,387,819
		27,693,967
Housewares 0.9%
CD&R Smokey Buyer, Inc.
9.50%, due 10/15/29 (a)	4,290,000	3,681,581
Newell Brands, Inc.
6.375%, due 5/15/30	23,000,000	20,936,764
6.625%, due 5/15/32	10,600,000	9,502,689
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	27,461,000	24,050,377
4.375%, due 2/1/32	19,465,000	16,958,761
4.50%, due 10/15/29	26,750,000	24,948,401
		100,078,573
Insurance 1.0%
Baldwin Insurance Group Holdings LLC
7.125%, due 5/15/31 (a)	11,000,000	11,192,423
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (a)	8,500,000	8,206,974
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	5,435,000	5,591,730
HUB International Ltd.
7.25%, due 6/15/30 (a)	8,000,000	8,297,944
MGIC Investment Corp.
5.25%, due 8/15/28	23,857,000	23,804,189

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Insurance (continued)
NMI Holdings, Inc.
6.00%, due 8/15/29	$ 5,675,000	$ 5,740,035
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	15,000,000	15,367,425
Ryan Specialty LLC
5.875%, due 8/1/32 (a)	19,710,000	19,467,802
USI, Inc.
7.50%, due 1/15/32 (a)	10,000,000	10,327,890
		107,996,412
Internet 0.7%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	25,000,000	24,558,272
Gen Digital, Inc. (a)
6.25%, due 4/1/33	10,000,000	9,973,023
6.75%, due 9/30/27	10,000,000	10,163,940
7.125%, due 9/30/30	8,000,000	8,236,976
Go Daddy Operating Co. LLC
3.50%, due 3/1/29 (a)	4,500,000	4,191,853
Netflix, Inc.
5.875%, due 11/15/28	20,000,000	21,095,985
Snap, Inc.
6.875%, due 3/1/33 (a)	3,500,000	3,495,574
		81,715,623
Investment Companies 0.3%
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	25,400,000	23,960,894
Icahn Enterprises LP
5.25%, due 5/15/27	3,000,000	2,844,743
6.25%, due 5/15/26	7,662,000	7,633,493
10.00%, due 11/15/29 (a)	2,000,000	1,955,645
		36,394,775
Iron & Steel 1.7%
Allegheny Ludlum LLC
6.95%, due 12/15/25	22,688,000	22,751,753
Big River Steel LLC
6.625%, due 1/31/29 (a)	41,082,000	41,334,860
Cleveland-Cliffs, Inc.
7.50%, due 9/15/31 (a)	12,335,000	11,936,930
Mineral Resources Ltd. (a)
8.00%, due 11/1/27	5,465,000	5,190,233
8.125%, due 5/1/27	55,745,000	54,211,550
	Principal Amount	Value

Iron & Steel (continued)
Mineral Resources Ltd. (a) (continued)
8.50%, due 5/1/30	$ 24,729,000	$ 22,463,920
9.25%, due 10/1/28	27,835,000	26,323,938
		184,213,184
Leisure Time 0.8%
Carnival Corp. (a)
4.00%, due 8/1/28	20,000,000	19,075,000
5.75%, due 3/1/27	45,795,000	45,633,160
6.00%, due 5/1/29	2,000,000	1,988,215
7.00%, due 8/15/29	5,000,000	5,215,660
7.625%, due 3/1/26	9,110,000	9,121,697
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	10,235,000	7,529,326
Royal Caribbean Cruises Ltd.
5.50%, due 4/1/28 (a)	5,000,000	4,994,869
		93,557,927
Lodging 1.9%
Boyd Gaming Corp.
4.75%, due 12/1/27	39,340,000	38,532,330
4.75%, due 6/15/31 (a)	52,375,000	48,828,427
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	38,340,000	35,161,702
4.875%, due 1/15/30	41,960,000	41,118,399
5.75%, due 5/1/28 (a)	12,500,000	12,508,557
5.875%, due 3/15/33 (a)	33,000,000	32,983,044
Station Casinos LLC
4.50%, due 2/15/28 (a)	2,000,000	1,929,770
		211,062,229
Machinery—Construction & Mining 0.4%
Terex Corp. (a)
5.00%, due 5/15/29	11,000,000	10,521,251
6.25%, due 10/15/32	7,000,000	6,699,302
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	28,856,000	27,867,844
		45,088,397
Machinery-Diversified 0.9%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (g)(h)(i)	9,200,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	12,000,000	12,449,862
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	16,750,000	16,540,625
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Machinery-Diversified (continued)
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (a)	$ 17,291,000	$ 17,320,619
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	53,221,000	52,406,570
		98,717,676
Media 5.5%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	16,000,000	14,969,925
Cable One, Inc.
4.00%, due 11/15/30 (a)	20,750,000	16,877,830
CCO Holdings LLC
4.25%, due 2/1/31 (a)	35,315,000	31,907,925
4.25%, due 1/15/34 (a)	23,750,000	20,006,720
4.50%, due 8/15/30 (a)	30,000,000	27,857,526
4.50%, due 5/1/32	58,000,000	51,531,763
4.75%, due 3/1/30 (a)	31,835,000	30,053,359
5.00%, due 2/1/28 (a)	24,000,000	23,415,707
5.125%, due 5/1/27 (a)	32,000,000	31,562,262
5.375%, due 6/1/29 (a)	12,495,000	12,222,467
CSC Holdings LLC (a)
5.50%, due 4/15/27	15,250,000	14,169,994
5.75%, due 1/15/30	20,500,000	10,281,558
6.50%, due 2/1/29	21,630,000	17,689,863
7.50%, due 4/1/28	11,650,000	8,532,459
11.25%, due 5/15/28	16,155,000	15,791,755
11.75%, due 1/31/29	18,750,000	17,726,594
Directv Financing LLC
5.875%, due 8/15/27 (a)	37,190,000	35,943,157
Gray Media, Inc.
10.50%, due 7/15/29 (a)	5,850,000	6,004,920
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	21,250,000	15,762,141
6.75%, due 10/15/27	59,087,000	48,564,864
Midcontinent Communications
8.00%, due 8/15/32 (a)	10,000,000	10,194,980
News Corp. (a)
3.875%, due 5/15/29	32,380,000	30,465,225
5.125%, due 2/15/32	14,695,000	14,019,215
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	10,675,000	8,134,044
Sinclair Television Group, Inc.
8.125%, due 2/15/33 (a)	22,700,000	22,469,822
Sirius XM Radio LLC (a)
5.00%, due 8/1/27	9,425,000	9,311,665
5.50%, due 7/1/29	8,140,000	7,925,360
	Principal Amount	Value

Media (continued)
TEGNA, Inc.
4.625%, due 3/15/28	$ 5,000,000	$ 4,777,369
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	27,500,000	24,109,519
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	15,750,000	15,164,312
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	2,500,000	2,181,615
Ziggo BV
4.875%, due 1/15/30 (a)	13,000,000	11,968,367
		611,594,282
Metal Fabricate & Hardware 0.4%
Advanced Drainage Systems, Inc. (a)
5.00%, due 9/30/27	18,315,000	18,112,154
6.375%, due 6/15/30	14,615,000	14,840,436
Vallourec SACA
7.50%, due 4/15/32 (a)	11,000,000	11,388,638
		44,341,228
Mining 1.8%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	18,500,000	19,059,810
Alumina Pty. Ltd. (a)
6.125%, due 3/15/30	10,000,000	9,916,493
6.375%, due 9/15/32	17,070,000	16,622,812
Capstone Copper Corp.
6.75%, due 3/31/33 (a)	1,470,000	1,444,361
Century Aluminum Co.
7.50%, due 4/1/28 (a)	39,080,000	39,238,899
Compass Minerals International, Inc.
6.75%, due 12/1/27 (a)	8,000,000	7,905,106
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	24,350,000	24,001,900
First Quantum Minerals Ltd. (a)
6.875%, due 10/15/27	10,481,000	10,352,399
8.625%, due 6/1/31	8,500,000	8,615,209
9.375%, due 3/1/29	16,000,000	16,783,216
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	43,085,000	42,680,768
		196,620,973
Miscellaneous—Manufacturing 1.2%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	13,090,000	12,372,968
6.375%, due 3/15/33	10,790,000	10,838,587
Axon Enterprise, Inc.
6.125%, due 3/15/30 (a)	4,000,000	4,069,615

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Miscellaneous—Manufacturing (continued)
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(c)	$ 25,400,000	$ 24,942,061
Calderys Financing LLC
11.25%, due 6/1/28 (a)	13,900,000	14,685,962
Enpro, Inc.
5.75%, due 10/15/26	26,809,000	26,675,254
Hillenbrand, Inc.
6.25%, due 2/15/29	3,500,000	3,479,549
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	22,855,000	21,389,755
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	18,775,000	19,358,927
		137,812,678
Office Furnishings 0.1%
Interface, Inc.
5.50%, due 12/1/28 (a)	11,952,000	11,667,884
Oil & Gas 6.3%
Ascent Resources Utica Holdings LLC (a)
6.625%, due 10/15/32	9,250,000	9,152,969
9.00%, due 11/1/27	11,295,000	13,250,616
California Resources Corp.
7.125%, due 2/1/26 (a)	2,024,000	2,010,852
Chevron USA, Inc.
3.85%, due 1/15/28	5,560,000	5,560,736
Chord Energy Corp.
6.75%, due 3/15/33 (a)	10,000,000	9,733,871
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	5,500,000	5,340,381
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	19,915,000	18,982,767
6.75%, due 3/1/29	14,000,000	13,265,902
Crescent Energy Finance LLC
7.625%, due 4/1/32 (a)	10,785,000	9,799,325
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	29,285,000	27,996,753
Encino Acquisition Partners Holdings LLC (a)
8.50%, due 5/1/28	44,140,000	44,171,428
8.75%, due 5/1/31	1,220,000	1,242,201
EQT Corp.
7.50%, due 6/1/27 (a)	5,000,000	5,076,237
Expand Energy Corp.
5.375%, due 3/15/30	10,325,000	10,250,217
	Principal Amount	Value

Oil & Gas (continued)
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	$ 13,955,000	$ 13,752,491
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	6,000,000	5,617,810
6.00%, due 2/1/31	12,845,000	11,529,347
6.25%, due 4/15/32	4,000,000	3,479,490
Matador Resources Co. (a)
6.25%, due 4/15/33	19,000,000	17,934,068
6.50%, due 4/15/32	10,000,000	9,632,178
6.875%, due 4/15/28	6,100,000	6,066,090
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	16,350,000	15,024,066
Murphy Oil Corp.
6.00%, due 10/1/32	11,450,000	10,416,974
NewCo Holding USD 20 SARL
9.375%, due 11/7/29 (a)	12,200,000	12,047,500
Noble Finance II LLC
8.00%, due 4/15/30 (a)	38,500,000	36,681,541
Occidental Petroleum Corp.
6.45%, due 9/15/36	6,850,000	6,673,125
7.15%, due 5/15/28	4,000,000	4,182,600
Parkland Corp. (a)
4.50%, due 10/1/29	26,035,000	24,545,001
4.625%, due 5/1/30	18,195,000	17,125,562
5.875%, due 7/15/27	15,025,000	14,895,408
6.625%, due 8/15/32	1,500,000	1,493,091
PBF Holding Co. LLC
9.875%, due 3/15/30 (a)	10,200,000	8,978,006
Permian Resources Operating LLC (a)
5.375%, due 1/15/26	18,867,000	18,756,958
5.875%, due 7/1/29	7,000,000	6,835,929
Range Resources Corp.
4.75%, due 2/15/30 (a)	2,000,000	1,890,784
8.25%, due 1/15/29	1,000,000	1,024,094
Seadrill Finance Ltd.
8.375%, due 8/1/30 (a)	17,000,000	15,919,580
SM Energy Co.
6.625%, due 1/15/27	5,150,000	5,060,192
6.75%, due 8/1/29 (a)	12,750,000	11,903,774
7.00%, due 8/1/32 (a)	7,000,000	6,453,114
Sunoco LP
6.00%, due 4/15/27	18,965,000	18,902,529
Talos Production, Inc. (a)
9.00%, due 2/1/29	24,000,000	23,007,346
9.375%, due 2/1/31	29,745,000	27,967,028
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	$ 40,500,000	$ 37,217,363
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	9,784,616	9,646,052
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	28,200,375	27,987,963
Transocean, Inc.
8.75%, due 2/15/30 (a)	40,660,000	39,744,760
Viper Energy, Inc.
5.375%, due 11/1/27 (a)	3,500,000	3,481,666
Vital Energy, Inc. (a)
7.75%, due 7/31/29	20,958,000	17,672,454
7.875%, due 4/15/32	19,800,000	15,382,479
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	20,055,000	18,350,325
		703,112,993
Oil & Gas Services 0.7%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	37,250,000	36,137,983
Nine Energy Service, Inc.
13.00%, due 2/1/28	30,200,000	17,737,970
Oceaneering International, Inc.
6.00%, due 2/1/28	10,600,000	10,077,757
Weatherford International Ltd.
8.625%, due 4/30/30 (a)	15,370,000	15,234,840
		79,188,550
Packaging & Containers 0.3%
Cascades USA, Inc. (a)
5.125%, due 1/15/26	11,306,000	11,244,338
5.375%, due 1/15/28	19,250,000	18,764,446
		30,008,784
Pharmaceuticals 2.6%
1261229 BC Ltd.
10.00%, due 4/15/32 (a)	21,045,000	20,606,719
180 Medical, Inc.
3.875%, due 10/15/29 (a)	19,670,000	18,420,432
Bausch Health Cos., Inc. (a)
7.00%, due 1/15/28	7,000,000	5,600,000
7.25%, due 5/30/29	4,250,000	2,847,500
11.00%, due 9/30/28	39,122,000	36,790,329
14.00%, due 10/15/30	1,974,000	1,691,871
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	27,081,000	28,097,604
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	42,950,000	44,656,618
	Principal Amount	Value

Pharmaceuticals (continued)
Jazz Securities DAC
4.375%, due 1/15/29 (a)	$ 59,385,000	$ 56,357,683
Organon & Co. (a)
4.125%, due 4/30/28	34,040,000	32,105,460
5.125%, due 4/30/31	26,870,000	22,553,364
Owens & Minor, Inc. (a)
4.50%, due 3/31/29	6,500,000	5,267,775
6.625%, due 4/1/30	10,750,000	9,150,444
Par Pharmaceutical, Inc. Escrow Claim Shares
(zero coupon), due 4/1/27 (g)(h)	62,797,000	—
		284,145,799
Pipelines 4.6%
Antero Midstream Partners LP (a)
5.75%, due 3/1/27	15,310,000	15,254,774
5.75%, due 1/15/28	14,995,000	14,905,099
Buckeye Partners LP (a)
6.75%, due 2/1/30	7,500,000	7,631,295
6.875%, due 7/1/29	17,708,000	18,041,583
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	750,000	690,354
DT Midstream, Inc.
4.375%, due 6/15/31 (a)	7,255,000	6,682,133
Energy Transfer LP
4.40%, due 3/15/27	14,700,000	14,663,812
4.95%, due 5/15/28	16,000,000	16,135,609
Excelerate Energy LP
8.00%, due 5/15/30 (a)	21,905,000	22,251,695
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	33,465,000	34,597,221
Genesis Energy LP
7.75%, due 2/1/28	27,165,000	27,061,404
8.25%, due 1/15/29	3,000,000	3,048,929
Global Partners LP
6.875%, due 1/15/29	2,500,000	2,492,541
Harvest Midstream I LP (a)
7.50%, due 9/1/28	26,675,000	27,000,248
7.50%, due 5/15/32	7,000,000	7,124,047
Hess Midstream Operations LP (a)
5.50%, due 10/15/30	11,450,000	11,179,930
5.875%, due 3/1/28	10,000,000	10,021,020
6.50%, due 6/1/29	7,500,000	7,616,770
ITT Holdings LLC
6.50%, due 8/1/29 (a)	27,870,000	25,446,963
New Fortress Energy, Inc.
6.50%, due 9/30/26 (a)	8,295,000	6,794,906

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
NuStar Logistics LP
6.00%, due 6/1/26	$ 16,000,000	$ 16,004,803
Plains All American Pipeline LP
Series B
8.695% (3 Month SOFR + 4.372%), due 5/31/25 (b)(e)(f)	45,303,000	44,683,375
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	21,250,000	21,413,837
Rockies Express Pipeline LLC (a)
4.80%, due 5/15/30	2,500,000	2,342,274
4.95%, due 7/15/29	8,250,000	7,886,315
South Bow Canadian Infrastructure Holdings Ltd.
7.625% (5 Year Treasury Constant Maturity Rate + 3.949%), due 3/1/55 (a)(e)	10,000,000	9,990,021
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	12,500,000	12,152,934
6.00%, due 3/1/27	19,000,000	18,755,113
7.375%, due 2/15/29	29,250,000	29,143,480
TransMontaigne Partners LLC
8.50%, due 6/15/30 (a)	13,290,000	13,376,186
Venture Global LNG, Inc. (a)
7.00%, due 1/15/30	4,000,000	3,767,999
8.125%, due 6/1/28	14,110,000	14,012,271
9.50%, due 2/1/29	16,865,000	17,476,069
Venture Global Plaquemines LNG LLC (a)
7.50%, due 5/1/33	2,875,000	2,949,484
7.75%, due 5/1/35	2,750,000	2,823,970
Western Midstream Operating LP
4.65%, due 7/1/26	5,000,000	4,975,999
4.75%, due 8/15/28	12,000,000	11,902,839
		512,297,302
Real Estate Investment Trusts 2.0%
Blackstone Mortgage Trust, Inc.
7.75%, due 12/1/29 (a)	11,100,000	11,528,671
CTR Partnership LP
3.875%, due 6/30/28 (a)	11,000,000	10,702,646
GLP Capital LP
5.375%, due 4/15/26	5,620,000	5,604,889
MPT Operating Partnership LP
4.625%, due 8/1/29	18,085,000	13,774,954
5.00%, due 10/15/27	41,590,000	36,745,237
8.50%, due 2/15/32 (a)	13,250,000	13,461,775
	Principal Amount	Value

Real Estate Investment Trusts (continued)
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	$ 10,000,000	$ 9,569,019
4.75%, due 10/15/27	28,050,000	27,525,944
6.50%, due 4/1/32 (a)	13,000,000	12,956,616
7.25%, due 7/15/28 (a)	8,660,000	8,899,865
Uniti Group LP (a)
4.75%, due 4/15/28	15,610,000	14,939,813
6.50%, due 2/15/29	20,750,000	18,982,723
10.50%, due 2/15/28	20,094,000	21,335,508
VICI Properties LP
5.75%, due 2/1/27 (a)	17,500,000	17,688,317
		223,715,977
Retail 5.6%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	22,685,000	21,782,087
4.00%, due 10/15/30	55,052,000	50,099,105
5.625%, due 9/15/29	13,000,000	12,956,971
6.125%, due 6/15/29	19,500,000	19,808,392
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	23,137,000	22,397,280
4.625%, due 11/15/29 (a)	2,500,000	2,350,924
4.75%, due 3/1/30	18,525,000	17,324,487
5.00%, due 2/15/32 (a)	14,110,000	12,858,875
Beacon Roofing Supply, Inc.
6.75%, due 4/30/32 (a)	12,500,000	12,532,331
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	17,640,000	17,325,825
Cougar JV Subsidiary LLC
8.00%, due 5/15/32 (a)	10,000,000	10,369,370
Group 1 Automotive, Inc. (a)
4.00%, due 8/15/28	11,000,000	10,457,416
6.375%, due 1/15/30	5,285,000	5,338,997
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	31,855,000	30,755,980
KFC Holding Co.
4.75%, due 6/1/27 (a)	18,287,000	18,240,332
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	48,000,000	45,377,928
8.25%, due 8/1/31	17,300,000	18,093,880
Murphy Oil USA, Inc.
4.75%, due 9/15/29	7,500,000	7,227,394
5.625%, due 5/1/27	16,817,000	16,743,288
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	21,634,000	19,914,975
Patrick Industries, Inc.
4.75%, due 5/1/29 (a)	3,000,000	2,817,587
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
PetSmart, Inc. (a)
4.75%, due 2/15/28	$ 11,500,000	$ 10,991,149
7.75%, due 2/15/29	28,578,000	26,616,852
Saks Global Enterprises LLC
11.00%, due 12/15/29 (a)	85,200,000	51,676,985
Sonic Automotive, Inc. (a)
4.625%, due 11/15/29	7,000,000	6,566,069
4.875%, due 11/15/31	15,870,000	14,488,780
Yum! Brands, Inc.
3.625%, due 3/15/31	40,870,000	36,861,810
4.625%, due 1/31/32	46,500,000	43,771,273
4.75%, due 1/15/30 (a)	27,185,000	26,384,463
5.375%, due 4/1/32	30,000,000	29,480,730
		621,611,535
Software 3.9%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (a)	13,784,000	13,727,299
Camelot Finance SA
4.50%, due 11/1/26 (a)	19,590,000	19,302,227
Central Parent, Inc.
7.25%, due 6/15/29 (a)	7,485,000	6,418,725
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	31,724,000	29,935,256
4.875%, due 7/1/29	71,281,000	64,787,087
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	28,635,000	28,645,276
8.25%, due 6/30/32	6,000,000	6,258,708
Dun & Bradstreet Corp. (The)
5.00%, due 12/15/29 (a)	6,500,000	6,484,349
Fair Isaac Corp.
5.25%, due 5/15/26 (a)	11,250,000	11,220,351
MSCI, Inc. (a)
3.625%, due 9/1/30	12,900,000	11,918,573
3.875%, due 2/15/31	12,000,000	11,135,871
4.00%, due 11/15/29	14,580,000	13,947,748
Open Text Corp. (a)
3.875%, due 2/15/28	20,685,000	19,771,652
3.875%, due 12/1/29	5,000,000	4,606,992
6.90%, due 12/1/27	11,340,000	11,663,467
Open Text Holdings, Inc. (a)
4.125%, due 2/15/30	37,897,000	35,019,642
4.125%, due 12/1/31	8,000,000	7,154,461
PTC, Inc.
4.00%, due 2/15/28 (a)	36,369,000	35,124,456
SS&C Technologies, Inc. (a)
5.50%, due 9/30/27	27,745,000	27,608,198
	Principal Amount	Value

Software (continued)
SS&C Technologies, Inc. (a) (continued)
6.50%, due 6/1/32	$ 17,980,000	$ 18,227,081
UKG, Inc.
6.875%, due 2/1/31 (a)	43,600,000	44,855,418
		427,812,837
Telecommunications 1.8%
Connect Finco SARL
9.00%, due 9/15/29 (a)	6,250,000	5,846,678
EchoStar Corp.
6.75% (6.75% PIK), due 11/30/30 (c)	4,000,000	3,728,291
10.75%, due 11/30/29	13,000,000	13,747,926
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	8,000,000	7,917,431
5.875%, due 10/15/27	7,500,000	7,491,517
8.625%, due 3/15/31	15,140,000	16,056,135
Iliad Holding SASU
7.00%, due 4/15/32 (a)	8,780,000	8,899,687
Rogers Communications, Inc. (e)
5.25% (5 Year Treasury Constant Maturity Rate + 3.59%), due 3/15/82 (a)	3,000,000	2,921,143
Series NC5
7.00% (5 Year Treasury Constant Maturity Rate + 2.653%), due 4/15/55	5,000,000	5,037,329
7.125% (5 Year Treasury Constant Maturity Rate + 2.62%), due 4/15/55	5,000,000	4,981,872
Sprint Capital Corp.
6.875%, due 11/15/28	55,820,000	59,703,849
T-Mobile USA, Inc.
5.375%, due 4/15/27	19,000,000	19,001,274
Vmed O2 UK Financing I plc
7.75%, due 4/15/32 (a)	7,500,000	7,567,220
Windstream Services LLC
8.25%, due 10/1/31 (a)	33,000,000	33,782,727
		196,683,079
Toys, Games & Hobbies 0.1%
Mattel, Inc.
5.875%, due 12/15/27 (a)	9,000,000	8,942,569

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Transportation 1.1%
Clue Opco LLC
9.50%, due 10/15/31 (a)	$ 15,280,000	$ 14,603,385
RXO, Inc.
7.50%, due 11/15/27 (a)	1,000,000	1,016,426
Seaspan Corp.
5.50%, due 8/1/29 (a)	24,865,000	22,688,763
Star Leasing Co. LLC
7.625%, due 2/15/30 (a)	51,785,000	46,447,800
Watco Cos. LLC
7.125%, due 8/1/32 (a)	42,425,000	42,322,463
		127,078,837
Total Corporate Bonds (Cost $9,725,745,886)		9,462,908,034
Loan Assignments 7.7%
Aerospace & Defense 0.2%
Chromalloy Corp.
First Lien Term Loan
8.038% (3 Month SOFR + 3.75%), due 3/27/31 (e)	20,842,500	20,464,729
TransDigm, Inc.
First Lien Tranche Term Loan L
6.799% (3 Month SOFR + 2.50%), due 1/19/32 (e)	3,475,019	3,434,959
		23,899,688
Automobile 0.4%
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
7.052% (3 Month SOFR + 2.75%), due 10/16/31 (e)	11,940,000	11,898,950
Clarios Global LP
First Lien Amendment No. 6 Dollar Term Loan
7.072% (1 Month SOFR + 2.75%), due 1/28/32 (e)	12,900,000	12,654,100
Tenneco, Inc.
First Lien Term Loan B 9.399% - 9.422%
(3 Month SOFR + 5.00%), due 11/17/28 (e)	20,550,000	19,412,414
		43,965,464
Beverage, Food & Tobacco 0.2%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.822% (1 Month SOFR + 3.50%), due 10/10/29 (e)	5,985,461	5,704,145
	Principal Amount	Value

Beverage, Food & Tobacco (continued)
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
8.295% (3 Month SOFR + 4.00%), due 12/9/31 (e)	$ 13,000,000	$ 12,910,625
		18,614,770
Broadcasting & Entertainment 0.2%
Gray Media, Inc.
First Lien Term Loan D
7.438% (1 Month SOFR + 3.00%), due 12/1/28 (e)	7,491,746	6,880,704
Gray Television, Inc.
First Lien Term Loan B
9.574% (1 Month SOFR + 5.25%), due 5/23/29 (e)	10,473,618	10,115,766
		16,996,470
Buildings & Real Estate 0.0% ‡
GEO Group, Inc. (The)
First Lien Term Loan
9.572% (1 Month SOFR + 5.25%), due 4/16/29 (e)	4,990,575	5,046,719
Capital Equipment 0.6%
DexKo Global, Inc.
First Lien 2023 Incremental Term Loan
8.575% (1 Month SOFR + 4.25%), due 10/4/28 (e)	7,900,000	7,287,750
Dynamo US Bidco, Inc.
First Lien USD Facility Term Loan B
7.798% (3 Month SOFR + 3.50%), due 10/1/31 (e)	11,940,000	11,880,300
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.799% (3 Month SOFR + 2.50%), due 8/4/31 (e)	10,845,500	10,700,897
TK Elevator Midco GmbH
First Lien Term Loan B1
7.237% (3 Month SOFR + 3.00%), due 4/30/30 (e)	41,788,560	41,579,617
		71,448,564
Cargo Transport 0.3%
Clue Opco LLC
First Lien Term Loan B
8.78% (3 Month SOFR + 4.50%), due 12/19/30 (e)	24,293,333	21,851,853
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Cargo Transport (continued)
NA Rail Hold Co. LLC
First Lien Tranche Term Loan B3
7.286% (3 Month SOFR + 3.00%), due 3/8/32 (e)	$ 7,500,000	$ 7,465,628
		29,317,481
Chemicals 0.1%
ASP Unifrax Holdings, Inc.
First Lien Term Loan
12.049% (4.75% PIK) (3 Month SOFR + 7.75%), due 9/28/29 (c)(e)	15,819,752	14,541,042
Chemicals, Plastics & Rubber 0.3%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.686% (1 Month SOFR + 4.25%), due 3/16/29 (e)	10,942,409	10,741,801
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.572% (1 Month SOFR + 2.25%), due 5/5/28 (e)	20,970,357	20,862,591
		31,604,392
Electronics 0.2%
Camelot US Acquisition LLC
First Lien Incremental Term Loan B
7.072% (1 Month SOFR + 2.75%), due 1/31/31 (e)	11,023,603	10,847,908
Proofpoint, Inc.
First Lien Term Loan
7.322% (1 Month SOFR + 3.00%), due 8/31/28 (e)	7,616,062	7,564,890
Vertiv Group Corp.
First Lien Amendment No. 5 Term Loan B3
6.069% (1 Month SOFR + 1.75%), due 3/2/27 (e)	7,388,061	7,356,662
		25,769,460
Energy (Electricity) 0.5%
Alpha Generation LLC
First Lien Initial Term Loan B
7.072% (1 Month SOFR + 2.75%), due 9/30/31 (e)	12,935,000	12,922,867
	Principal Amount	Value

Energy (Electricity) (continued)
BCP VI Summit Holdings LP
First Lien Initial Term Loan
7.822% (1 Month SOFR + 3.50%), due 1/30/32 (e)	$ 14,000,000	$ 13,930,000
Lightning Power LLC
First Lien Initial Term Loan B
6.549% (3 Month SOFR + 2.25%), due 8/18/31 (e)	9,950,000	9,914,757
Talen Energy Supply LLC (e)
First Lien Initial Term Loan B
6.818% (3 Month SOFR + 2.50%), due 5/17/30	5,861,314	5,835,671
First Lien 2024-1 Incremental Term Loan B
6.818% (3 Month SOFR + 2.50%), due 12/11/31	13,466,250	13,405,652
		56,008,947
Entertainment 0.1%
Sterling Entertainment Enterprises LLC
Second Lien Initial Term Loan
10.25%, due 4/10/26 (b)(g)	20,600,000	15,450,000
Finance 0.5%
Arches Buyer, Inc.
First Lien New Term Loan
7.672% (1 Month SOFR + 3.25%), due 12/6/27 (e)	6,981,771	6,824,681
Blackstone Mortgage Trust, Inc.
First Lien Term Loan B5
8.072% (1 Month SOFR + 3.75%), due 12/11/28 (e)	1,995,000	1,980,038
Osaic Holdings, Inc.
First Lien Term Loan B4
7.825% (1 Month SOFR + 3.50%), due 8/17/28 (e)	17,666,723	17,570,103
RealTruck Group, Inc. (e)
First Lien Initial Term Loan
7.936% (1 Month SOFR + 3.50%), due 1/31/28	18,825,990	17,492,489
First Lien Second Amendment Incremental Term Loan
9.436% (1 Month SOFR + 5.00%), due 1/31/28	15,161,713	14,384,675
		58,251,986

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Loan Assignments (continued)
Healthcare & Pharmaceuticals 0.1%
1261229 BC Ltd.
First Lien Initial Term Loan
10.57% (1 Month SOFR + 6.25%), due 10/8/30 (e)	$ 15,325,000	$ 14,431,047
Healthcare, Education & Childcare 0.6%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
8.322% (1 Month SOFR + 4.00%), due 4/23/31 (e)	31,143,500	30,150,801
LifePoint Health, Inc.
First Lien Term Loan B1
8.006% (3 Month SOFR + 3.75%), due 5/19/31 (e)	25,088,721	24,568,130
Organon & Co.
First Lien 2024 Refinancing Dollar Term Loan
6.57% (1 Month SOFR + 2.25%), due 5/19/31 (e)	8,359,355	7,941,387
		62,660,318
High Tech Industries 0.2%
Central Parent LLC
First Lien 2024 Refinancing Term Loan
7.549% (3 Month SOFR + 3.25%), due 7/6/29 (e)	9,385,000	7,807,794
Open Text Corp.
First Lien Term Loan B
6.072% (1 Month SOFR + 1.75%), due 1/31/30 (e)	12,547,816	12,497,273
		20,305,067
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
First Lien Term Loan B1
6.563% (3 Month SOFR + 2.25%), due 2/6/31 (e)	8,910,000	8,751,848
Leisure, Amusement, Motion Pictures & Entertainment 0.1%
Carnival Corp.
First Lien 2025 Repricing Advance Term Loan
6.329% (1 Month SOFR + 2.00%), due 8/9/27 (e)	5,508,579	5,494,808
	Principal Amount	Value

Leisure, Amusement, Motion Pictures & Entertainment (continued)
Life Time, Inc.
First Lien 2024 New Term Loan
6.785% (3 Month SOFR + 2.50%), due 10/22/31 (e)	$ 1,826,625	$ 1,812,355
		7,307,163
Media 0.3%
Directv Financing LLC
First Lien 2024 Refinancing Term Loan B
9.791% (3 Month SOFR + 5.25%), due 8/2/29 (e)	35,228,074	33,932,174
Mining, Steel, Iron & Non-Precious Metals 0.3%
American Rock Salt Co. LLC (e)
First Lien Initial Term Loan
8.436% (1 Month SOFR + 4.00%), due 6/9/28	25,984,854	21,047,732
First Lien First Out Term Loan
11.197% (1 Year SOFR + 7.00%), due 6/11/28	7,665,544	7,665,544
		28,713,276
Oil & Gas 0.6%
New Fortress Energy, Inc.
First Lien Second Amendment Term Loan
9.795% (3 Month SOFR + 5.50%), due 10/30/28 (e)	34,502,500	24,209,266
PetroQuest Energy LLC (b)(c)(g)
First Lien Term Loan
14.00% (14.00% PIK) (PRIME + 6.50%), due 11/10/25 (e)	29,422,534	2,059,577
First Lien 2020 Term Loan
14.00% (14.50% PIK), due 9/19/26	3,038,286	3,038,286
Prairie Acquiror LP
First Lien Term Loan B3
8.572% (1 Month SOFR + 4.25%), due 8/1/29 (e)	10,395,262	10,200,351
Thunder Generation Funding LLC
First Lien Term Loan
7.299% (3 Month SOFR + 3.00%), due 9/26/31 (e)	8,194,500	8,184,257
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
7.572% (1 Month SOFR + 3.25%), due 11/17/28 (e)	18,044,819	17,977,151
		65,668,888
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Retail 0.9%
Great Outdoors Group LLC
First Lien Term Loan B
7.572% (1 Month SOFR + 3.25%), due 1/23/32 (e)	$ 98,819,884	$ 96,349,386
Retail Store 0.2%
PetSmart LLC
First Lien Initial Term Loan
8.172% (1 Month SOFR + 3.75%), due 2/11/28 (e)	18,427,775	18,116,806
Services: Business 0.4%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.572% (1 Month SOFR + 2.25%), due 9/29/31 (e)	9,276,750	9,149,195
Aretec Group, Inc.
First Lien Term Loan B3
7.822% (1 Month SOFR + 3.50%), due 8/9/30 (e)	15,268,564	15,165,975
Dun & Bradstreet Corp. (The)
First Lien Incremental Term Loan B2
6.57% (1 Month SOFR + 2.25%), due 1/18/29 (e)	10,832,583	10,791,960
GIP II Blue Holding LP
First Lien Initial Term Loan
8.072% (1 Month SOFR + 3.75%), due 9/29/28 (e)	5,640,491	5,651,067
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
6.299% (3 Month SOFR + 2.00%), due 7/3/28 (e)	665,323	665,655
Pra Health Sciences, Inc.
First Lien Term Loan B
6.299% (3 Month SOFR + 2.00%), due 7/3/28 (e)	165,765	165,848
Vizient, Inc.
First Lien Term Loan B8
6.072% (1 Month SOFR + 1.75%), due 8/1/31 (e)	4,747,727	4,732,297
		46,321,997
Software 0.3%
Cloud Software Group, Inc.
First Lien Initial Dollar Facility Term Loan B
7.799%, due 3/30/29	24,920,171	24,604,208
	Principal Amount	Value

Software (continued)
Cloud Software Group, Inc. (continued)
First Lien Incremental Term Loan B
8.049% (3 Month SOFR + 3.75%), due 3/21/31 (e)	$ 10,010,204	$ 9,887,159
McAfee Corp.
First Lien Tranche Term Loan B1
7.319% (1 Month SOFR + 3.00%), due 3/1/29 (e)	4,992,500	4,659,665
		39,151,032
Telecommunications 0.0% ‡
CSC Holdings LLC
First Lien 2022 Term Loan
8.822% (1 Month SOFR + 4.50%), due 1/18/28 (e)	1,994,898	1,939,041
Total Loan Assignments (Cost $903,327,565)		854,563,026
Total Long-Term Bonds (Cost $10,672,098,676)		10,377,412,003

	Shares

Common Stocks 0.6%
Distributors 0.0% ‡
ATD New Holdings, Inc. (j)	142,545	—
Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (b)(g)(j)	385,976	6,422,641
Electrical Equipment 0.0% ‡
Energy Technologies, Inc. (b)(g)(j)	16,724	2,926,700
Energy Equipment & Services 0.1%
Forum Energy Technologies, Inc. (j)	591,139	8,660,186
Nine Energy Service, Inc. (j)	97,664	81,120
		8,741,306
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (i)(j)	386,241	11,973,471
Oil, Gas & Consumable Fuels 0.2%
Gulfport Energy Corp. (j)	34,632	5,974,020
PetroQuest Energy, Inc. (b)(g)(j)	284,709	—
Talos Energy, Inc. (j)	2,074,193	14,270,448
		20,244,468

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay High Yield Corporate Bond Fund

	Shares	Value
Common Stocks (continued)
Pharmaceuticals 0.1%
Endo, Inc. (j)	694,907	$ 14,794,570
Wireless Telecommunication Services 0.1%
Vodafone Group plc, Sponsored ADR	671,152	6,550,443
Total Common Stocks (Cost $183,355,767)		71,653,599
Preferred Stock 0.3%
Electrical Equipment 0.3%
Energy Technologies Ltd. (b)(g)(j)	37,258	37,258,000
Exchange-Traded Funds 0.4%
iShares Gold Trust (j)	570,000	35,436,900
SPDR Gold Shares (j)	15,336	4,658,617
Total Exchange-Traded Funds (Cost $17,139,831)		40,095,517
Total Investments (Cost $10,908,109,111)	94.7%	10,526,419,119
Other Assets, Less Liabilities	5.3	588,051,693
Net Assets	100.0%	$ 11,114,470,812

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security—As of April 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $183,467,514, which represented 1.7% of the Fund’s net assets.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Step coupon—Rate shown was the rate in effect as of April 30, 2025.
(e)	Floating rate—Rate shown was the rate in effect as of April 30, 2025.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Issue in non-accrual status.
(i)	Restricted security. (See Note 6)
(j)	Non-income producing security.

Abbreviation(s):
ADR—American Depositary Receipt
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 59,940,943	$ —	$ 59,940,943
Corporate Bonds	—	9,457,612,334	5,295,700	9,462,908,034
Loan Assignments	—	834,015,163	20,547,863	854,563,026
Total Long-Term Bonds	—	10,351,568,440	25,843,563	10,377,412,003
Common Stocks	50,330,787	11,973,471	9,349,341	71,653,599
Preferred Stock	—	—	37,258,000	37,258,000
Exchange-Traded Funds	40,095,517	—	—	40,095,517
Total Investments in Securities	$ 90,426,304	$ 10,363,541,911	$ 72,450,904	$ 10,526,419,119

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay High Yield Corporate Bond Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $10,908,109,111)	$10,526,419,119
Cash	530,502,598
Due from custodian	1,362,547
Receivables:
Interest	157,716,681
Fund shares sold	12,441,852
Investment securities sold	4,382,621
Other assets	2,129,681
Total assets	11,234,955,099
Liabilities
Unrealized depreciation on unfunded commitments (See Note 5)	1,462,455
Payables:
Investment securities purchased	84,749,563
Fund shares redeemed	22,438,725
Manager (See Note 3)	4,940,876
Transfer agent (See Note 3)	1,917,598
NYLIFE Distributors (See Note 3)	648,442
Professional fees	163,450
Custodian	26,503
Accrued expenses	13,685
Distributions payable	4,122,990
Total liabilities	120,484,287
Net assets	$11,114,470,812
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$21,697,298
Additional paid-in-capital	11,990,377,054
12,012,074,352
Total distributable earnings (loss)	(897,603,540)
Net assets	$11,114,470,812
Class A
Net assets applicable to outstanding shares	$2,779,639,190
Shares of beneficial interest outstanding	542,044,439
Net asset value per share outstanding	$5.13
Maximum sales charge (4.50% of offering price)	0.24
Maximum offering price per share outstanding	$5.37
Investor Class
Net assets applicable to outstanding shares	$98,796,677
Shares of beneficial interest outstanding	19,110,793
Net asset value per share outstanding	$5.17
Maximum sales charge (4.00% of offering price)	0.22
Maximum offering price per share outstanding	$5.39
Class C
Net assets applicable to outstanding shares	$65,576,268
Shares of beneficial interest outstanding	12,843,209
Net asset value and offering price per share outstanding	$5.11
Class I
Net assets applicable to outstanding shares	$3,714,733,886
Shares of beneficial interest outstanding	724,101,445
Net asset value and offering price per share outstanding	$5.13
Class R2
Net assets applicable to outstanding shares	$6,014,356
Shares of beneficial interest outstanding	1,172,427
Net asset value and offering price per share outstanding	$5.13
Class R3
Net assets applicable to outstanding shares	$5,291,377
Shares of beneficial interest outstanding	1,033,087
Net asset value and offering price per share outstanding	$5.12
Class R6
Net assets applicable to outstanding shares	$4,444,277,321
Shares of beneficial interest outstanding	869,396,979
Net asset value and offering price per share outstanding	$5.11
SIMPLE Class
Net assets applicable to outstanding shares	$141,737
Shares of beneficial interest outstanding	27,418
Net asset value and offering price per share outstanding	$5.17

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$381,102,473
Dividends (net of foreign tax withholding of $4,420)	228,306
Other	10,543,452
Total income	391,874,231
Expenses
Manager (See Note 3)	30,586,016
Transfer agent (See Note 3)	6,029,872
Distribution/Service—Class A (See Note 3)	3,533,675
Distribution/Service—Investor Class (See Note 3)	127,676
Distribution/Service—Class B (See Note 3)(a)	3,142
Distribution/Service—Class C (See Note 3)	362,420
Distribution/Service—Class R2 (See Note 3)	8,343
Distribution/Service—Class R3 (See Note 3)	12,689
Distribution/Service—SIMPLE Class (See Note 3)	331
Shareholder communication	360,218
Professional fees	358,174
Registration	165,512
Trustees	132,541
Custodian	64,697
Shareholder service (See Note 3)	5,875
Miscellaneous	169,923
Total expenses	41,921,104
Net investment income (loss)	349,953,127
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	33,924,508
Foreign currency transactions	(937)
Net realized gain (loss)	33,923,571
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(235,320,394)
Translation of other assets and liabilities in foreign currencies	937
Unfunded commitments	(1,476,654)
Net change in unrealized appreciation (depreciation)	(236,796,111)
Net realized and unrealized gain (loss)	(202,872,540)
Net increase (decrease) in net assets resulting from operations	$147,080,587

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay High Yield Corporate Bond Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$349,953,127	$668,586,844
Net realized gain (loss)	33,923,571	(34,323,142)
Net change in unrealized appreciation (depreciation)	(236,796,111)	670,806,062
Net increase (decrease) in net assets resulting from operations	147,080,587	1,305,069,764
Distributions to shareholders:
Class A	(83,194,550)	(175,702,930)
Investor Class	(2,884,626)	(6,386,280)
Class B(a)	(12,807)	(228,961)
Class C	(1,780,717)	(4,670,256)
Class I	(117,027,178)	(225,238,274)
Class R1(b)	—	(778)
Class R2	(192,441)	(362,906)
Class R3	(141,412)	(263,536)
Class R6	(144,147,518)	(260,555,854)
SIMPLE Class	(3,747)	(7,493)
Total distributions to shareholders	(349,384,996)	(673,417,268)
Capital share transactions:
Net proceeds from sales of shares	1,197,562,344	3,268,966,397
Net asset value of shares issued to shareholders in reinvestment of distributions	325,694,831	635,674,315
Cost of shares redeemed	(1,702,142,112)	(3,003,222,305)
Increase (decrease) in net assets derived from capital share transactions	(178,884,937)	901,418,407
Net increase (decrease) in net assets	(381,189,346)	1,533,070,903
Net Assets
Beginning of period	11,495,660,158	9,962,589,255
End of period	$11,114,470,812	$11,495,660,158

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$5.22	$4.91	$4.88	$5.63	$5.41	$5.61
Net investment income (loss) (a)	0.15	0.31	0.28	0.24	0.25	0.29
Net realized and unrealized gain (loss)	(0.09)	0.31	0.03	(0.73)	0.25	(0.17)
Total from investment operations	0.06	0.62	0.31	(0.49)	0.50	0.12
Less distributions:
From net investment income	(0.15)	(0.31)	(0.28)	(0.24)	(0.25)	(0.29)
Return of capital	—	—	—	(0.02)	(0.03)	(0.03)
Total distributions	(0.15)	(0.31)	(0.28)	(0.26)	(0.28)	(0.32)
Net asset value at end of period	$5.13	$5.22	$4.91	$4.88	$5.63	$5.41
Total investment return (b)	1.20%	12.89%	6.31%	(8.88)%	9.37%	2.26%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.90%††	5.99%	5.52%	4.58%	4.38%	5.35%
Net expenses (c)	0.98%††	0.96%	0.96%	0.95%	0.95%	0.97%
Portfolio turnover rate	15%	29%	20%	16%	40%	38%
Net assets at end of period (in 000’s)	$2,779,639	$2,895,696	$2,876,677	$3,074,182	$3,901,512	$3,525,782

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$5.26	$4.94	$4.92	$5.67	$5.45	$5.65
Net investment income (loss) (a)	0.15	0.30	0.27	0.24	0.24	0.29
Net realized and unrealized gain (loss)	(0.09)	0.32	0.02	(0.73)	0.26	(0.17)
Total from investment operations	0.06	0.62	0.29	(0.49)	0.50	0.12
Less distributions:
From net investment income	(0.15)	(0.30)	(0.27)	(0.24)	(0.25)	(0.29)
Return of capital	—	—	—	(0.02)	(0.03)	(0.03)
Total distributions	(0.15)	(0.30)	(0.27)	(0.26)	(0.28)	(0.32)
Net asset value at end of period	$5.17	$5.26	$4.94	$4.92	$5.67	$5.45
Total investment return (b)	1.09%	12.80%	5.87%	(8.90)%	9.25%	2.24%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.72%††	5.82%	5.35%	4.45%	4.26%	5.27%
Net expenses (c)	1.16%††	1.14%	1.14%	1.09%	1.08%	1.06%
Portfolio turnover rate	15%	29%	20%	16%	40%	38%
Net assets at end of period (in 000's)	$98,797	$105,009	$111,541	$116,961	$139,214	$149,726

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay High Yield Corporate Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$5.20	$4.89	$4.86	$5.60	$5.39	$5.59
Net investment income (loss) (a)	0.13	0.26	0.23	0.19	0.20	0.25
Net realized and unrealized gain (loss)	(0.09)	0.31	0.03	(0.72)	0.24	(0.18)
Total from investment operations	0.04	0.57	0.26	(0.53)	0.44	0.07
Less distributions:
From net investment income	(0.13)	(0.26)	(0.23)	(0.20)	(0.21)	(0.24)
Return of capital	—	—	—	(0.01)	(0.02)	(0.03)
Total distributions	(0.13)	(0.26)	(0.23)	(0.21)	(0.23)	(0.27)
Net asset value at end of period	$5.11	$5.20	$4.89	$4.86	$5.60	$5.39
Total investment return (b)	0.73%	11.89%	5.34%	(9.62)%	8.31%	1.39%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.96%††	5.09%	4.59%	3.66%	3.54%	4.54%
Net expenses (c)	1.91%††	1.89%	1.89%	1.84%	1.83%	1.81%
Portfolio turnover rate	15%	29%	20%	16%	40%	38%
Net assets at end of period (in 000’s)	$65,576	$79,312	$98,729	$133,295	$214,696	$297,431

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$5.22	$4.91	$4.88	$5.63	$5.41	$5.61
Net investment income (loss) (a)	0.16	0.32	0.29	0.25	0.26	0.30
Net realized and unrealized gain (loss)	(0.09)	0.31	0.03	(0.73)	0.26	(0.17)
Total from investment operations	0.07	0.63	0.32	(0.48)	0.52	0.13
Less distributions:
From net investment income	(0.16)	(0.32)	(0.29)	(0.25)	(0.27)	(0.30)
Return of capital	—	—	—	(0.02)	(0.03)	(0.03)
Total distributions	(0.16)	(0.32)	(0.29)	(0.27)	(0.30)	(0.33)
Net asset value at end of period	$5.13	$5.22	$4.91	$4.88	$5.63	$5.41
Total investment return (b)	1.32%	13.16%	6.57%	(8.65)%	9.65%	2.56%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.15%††	6.22%	5.78%	4.82%	4.62%	5.60%
Net expenses (c)	0.73%††	0.71%	0.71%	0.70%	0.70%	0.72%
Portfolio turnover rate	15%	29%	20%	16%	40%	38%
Net assets at end of period (in 000’s)	$3,714,734	$3,912,995	$3,001,067	$3,159,577	$4,116,697	$3,509,954

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R2	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$5.22	$4.91	$4.88	$5.63	$5.41	$5.61
Net investment income (loss) (a)	0.15	0.30	0.27	0.23	0.24	0.29
Net realized and unrealized gain (loss)	(0.09)	0.32	0.03	(0.73)	0.26	(0.18)
Total from investment operations	0.06	0.62	0.30	(0.50)	0.50	0.11
Less distributions:
From net investment income	(0.15)	(0.31)	(0.27)	(0.23)	(0.25)	(0.28)
Return of capital	—	—	—	(0.02)	(0.03)	(0.03)
Total distributions	(0.15)	(0.31)	(0.27)	(0.25)	(0.28)	(0.31)
Net asset value at end of period	$5.13	$5.22	$4.91	$4.88	$5.63	$5.41
Total investment return (b)	1.14%	12.77%	6.19%	(8.98)%	9.28%	2.17%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.80%††	5.89%	5.42%	4.45%	4.28%	5.26%
Net expenses (c)	1.08%††	1.06%	1.06%	1.05%	1.05%	1.07%
Portfolio turnover rate	15%	29%	20%	16%	40%	38%
Net assets at end of period (in 000’s)	$6,014	$6,453	$6,548	$6,949	$10,640	$13,006

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class R3	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$5.21	$4.90	$4.88	$5.62	$5.40	$5.60
Net investment income (loss) (a)	0.14	0.29	0.26	0.22	0.22	0.27
Net realized and unrealized gain (loss)	(0.09)	0.31	0.02	(0.72)	0.26	(0.17)
Total from investment operations	0.05	0.60	0.28	(0.50)	0.48	0.10
Less distributions:
From net investment income	(0.14)	(0.29)	(0.26)	(0.22)	(0.23)	(0.27)
Return of capital	—	—	—	(0.02)	(0.03)	(0.03)
Total distributions	(0.14)	(0.29)	(0.26)	(0.24)	(0.26)	(0.30)
Net asset value at end of period	$5.12	$5.21	$4.90	$4.88	$5.62	$5.40
Total investment return (b)	1.02%	12.52%	5.72%	(9.07)%	9.01%	1.90%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.56%††	5.62%	5.18%	4.25%	3.98%	4.96%
Net expenses (c)	1.33%††	1.31%	1.31%	1.30%	1.30%	1.32%
Portfolio turnover rate	15%	29%	20%	16%	40%	38%
Net assets at end of period (in 000’s)	$5,291	$4,989	$3,913	$3,482	$3,630	$1,924

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay High Yield Corporate Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$5.20	$4.89	$4.87	$5.61	$5.40	$5.60
Net investment income (loss) (a)	0.16	0.33	0.30	0.26	0.27	0.31
Net realized and unrealized gain (loss)	(0.09)	0.31	0.02	(0.72)	0.24	(0.17)
Total from investment operations	0.07	0.64	0.32	(0.46)	0.51	0.14
Less distributions:
From net investment income	(0.16)	(0.33)	(0.30)	(0.26)	(0.27)	(0.31)
Return of capital	—	—	—	(0.02)	(0.03)	(0.03)
Total distributions	(0.16)	(0.33)	(0.30)	(0.28)	(0.30)	(0.34)
Net asset value at end of period	$5.11	$5.20	$4.89	$4.87	$5.61	$5.40
Total investment return (b)	1.40%	13.39%	6.54%	(8.36)%	9.64%	2.70%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.32%††	6.39%	5.93%	4.98%	4.79%	5.65%
Net expenses (c)	0.56%††	0.56%	0.56%	0.57%	0.57%	0.58%
Portfolio turnover rate	15%	29%	20%	16%	40%	38%
Net assets at end of period (in 000’s)	$4,444,277	$4,489,548	$3,856,330	$3,609,591	$3,697,586	$4,420,424

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$5.26	$4.95	$4.92	$5.67	$5.45	$5.54
Net investment income (loss)	0.15	0.30(a)	0.27(a)	0.22(a)	0.23(a)	0.04
Net realized and unrealized gain (loss)	(0.09)	0.31	0.02	(0.73)	0.25	(0.08)
Total from investment operations	0.06	0.61	0.29	(0.51)	0.48	(0.04)
Less distributions:
From net investment income	(0.15)	(0.30)	(0.26)	(0.22)	(0.23)	(0.05)
Return of capital	—	—	—	(0.02)	(0.03)	(0.00)‡
Total distributions	(0.15)	(0.30)	(0.26)	(0.24)	(0.26)	(0.05)
Net asset value at end of period	$5.17	$5.26	$4.95	$4.92	$5.67	$5.45
Total investment return (b)	1.07%	12.54%	6.00%	(9.14)%	8.98%	(0.72)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.71%††	5.67%	5.30%	4.23%	4.00%	4.74%††
Net expenses (c)	1.18%††	1.21%	1.21%	1.34%	1.33%	1.30%††
Portfolio turnover rate	15%	29%	20%	16%	40%	38%
Net assets at end of period (in 000’s)	$142	$144	$47	$32	$27	$25

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay High Yield Corporate Bond Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay High Yield Corporate Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	January 2, 2004
Class R2	May 1, 2008
Class R3	February 29, 2016
Class R6	June 17, 2013
SIMPLE Class	August 31, 2020
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R2, Class R3, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class, Class R2, Class R3 and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee. Class R2 and Class R3 shares are subject to a shareholder service fee, which is in addition to fees paid under the distribution plans for Class R2 and Class R3 shares.
The Fund's investment objective is to seek maximum current income through investment in a diversified portfolio of high-yield debt securities. Capital appreciation is a secondary objective.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the

29

Notes to Financial Statements (Unaudited) (continued)
Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily

30	NYLI MacKay High Yield Corporate Bond Fund

available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of April 30, 2025, and can change at any time.
(B) Income Taxes.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund’s financial statements. The Fund’s federal, state and local income tax and federal excise tax returns
31

Notes to Financial Statements (Unaudited) (continued)
for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities is accreted daily based on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities—at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.

32	NYLI MacKay High Yield Corporate Bond Fund

The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund primarily invests in high-yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The loans in which the Fund invests are usually rated below investment grade, or if unrated, determined by the Subadvisor to be of comparable quality (commonly referred to as “junk bonds”) and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be particularly susceptible to liquidity and valuation risks.
Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Fund’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million up to $5 billion; 0.525% from $5 billion up to $7 billion; 0.50% from $7 billion up to $10 billion; 0.49% from $10 billion to $15 billion; and 0.48% in excess of $15 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate fund accounting agreement furnished at an annual rate of the Fund’s average daily net assets as follows: 0.05% up to $20 million; 0.0333% from $20 million to $100 million; and 0.01% in excess of $100 million. During the six-month period ended April 30, 2025, the effective management fee rate was 0.55%, inclusive of a fee for fund accounting services of 0.01% of the Fund’s average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses
33

Notes to Financial Statements (Unaudited) (continued)
(excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $30,586,016 and paid the Subadvisor in the amount of $15,001,736.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the six-month period ended April 30, 2025, shareholder service fees incurred by the Fund were as follows:

Class R2	$3,337
Class R3	2,538
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $267,155 and $6,077, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the six-month period ended April 30, 2025, of $8,755, $40 and $1,363, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the

34	NYLI MacKay High Yield Corporate Bond Fund

aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$2,390,070	$—
Investor Class	179,691	—
Class B*	1,085	—
Class C	127,417	—
Class I	3,230,583	—
Class R2	5,642	—
Class R3	4,298	—
Class R6	91,007	—
SIMPLE Class	79	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$14,182,256	0.4%
SIMPLE Class	29,483	20.8
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$10,885,536,798	$181,509,156	$(540,626,835)	$(359,117,679)
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $574,817,574, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$39,660	$535,158
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$673,417,268
Note 5–Commitments and Contingencies
As of April 30, 2025, the Fund had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
American Rock Salt Co. LLC, First Lien First Out Delayed Draw Commitment Term Loan TBD, due 6/9/28	$4,837,021	$—
ASP Unifrax Holdings, Inc., First Lien Delayed Draw Term Loan TBD, due 9/28/29	9,896,418	(1,462,455)
Total	$14,733,439	$(1,462,455)
Commitments are available until maturity date.
35

Notes to Financial Statements (Unaudited) (continued)
Note 6–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of April 30, 2025, restricted securities held by the Fund were as follows:
Security	Date(s) of Acquisition	Principal Amount/ Shares	Cost	4/30/25 Value	Percent of Net Assets
Briggs & Stratton Corp. Escrow Claim Shares
Corporate Bond 6.875%, due 12/15/20	2/26/21	$ 9,200,000	$ 9,323,706	$ —	0.0%
GenOn Energy, Inc.
Common Stock	12/14/18	386,241	43,250,890	11,973,471	0.1
Total			$ 52,574,596	$ 11,973,471	0.1%

Note 7–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 8–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 9–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 10–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $1,578,731 and $1,812,352, respectively.

36	NYLI MacKay High Yield Corporate Bond Fund

Note 11–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	34,994,746	$181,897,311
Shares issued to shareholders in reinvestment of distributions	13,963,042	72,635,203
Shares redeemed	(63,564,598)	(330,803,803)
Net increase (decrease) in shares outstanding before conversion	(14,606,810)	(76,271,289)
Shares converted into Class A (See Note 1)	1,837,515	9,590,689
Shares converted from Class A (See Note 1)	(35,549)	(185,578)
Net increase (decrease)	(12,804,844)	$(66,866,178)
Year ended October 31, 2024:
Shares sold	66,824,129	$343,909,656
Shares issued to shareholders in reinvestment of distributions	29,595,850	152,701,765
Shares redeemed	(131,886,644)	(680,010,324)
Net increase (decrease) in shares outstanding before conversion	(35,466,665)	(183,398,903)
Shares converted into Class A (See Note 1)	4,898,794	25,393,112
Shares converted from Class A (See Note 1)	(741,849)	(3,810,039)
Net increase (decrease)	(31,309,720)	$(161,815,830)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	427,724	$2,247,124
Shares issued to shareholders in reinvestment of distributions	528,548	2,773,520
Shares redeemed	(1,170,158)	(6,144,558)
Net increase (decrease) in shares outstanding before conversion	(213,886)	(1,123,914)
Shares converted into Investor Class (See Note 1)	203,390	1,073,668
Shares converted from Investor Class (See Note 1)	(842,460)	(4,415,552)
Net increase (decrease)	(852,956)	$(4,465,798)
Year ended October 31, 2024:
Shares sold	1,166,799	$6,058,282
Shares issued to shareholders in reinvestment of distributions	1,184,015	6,155,859
Shares redeemed	(2,497,745)	(12,982,246)
Net increase (decrease) in shares outstanding before conversion	(146,931)	(768,105)
Shares converted into Investor Class (See Note 1)	486,073	2,522,018
Shares converted from Investor Class (See Note 1)	(2,936,253)	(15,355,568)
Net increase (decrease)	(2,597,111)	$(13,601,655)

Class B	Shares	Amount
Six-month period ended April 30, 2025: (a)
Shares sold	805	$4,163
Shares issued to shareholders in reinvestment of distributions	2,370	12,320
Shares redeemed	(23,959)	(123,997)
Net increase (decrease) in shares outstanding before conversion	(20,784)	(107,514)
Shares converted from Class B (See Note 1)	(270,891)	(1,413,029)
Net increase (decrease)	(291,675)	$(1,520,543)
Year ended October 31, 2024:
Shares sold	14,871	$75,989
Shares issued to shareholders in reinvestment of distributions	38,789	198,409
Shares redeemed	(513,992)	(2,627,890)
Net increase (decrease) in shares outstanding before conversion	(460,332)	(2,353,492)
Shares converted from Class B (See Note 1)	(822,808)	(4,221,132)
Net increase (decrease)	(1,283,140)	$(6,574,624)

37

Notes to Financial Statements (Unaudited) (continued)
Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	500,881	$2,605,594
Shares issued to shareholders in reinvestment of distributions	335,424	1,738,678
Shares redeemed	(2,433,160)	(12,595,834)
Net increase (decrease) in shares outstanding before conversion	(1,596,855)	(8,251,562)
Shares converted from Class C (See Note 1)	(822,400)	(4,285,108)
Net increase (decrease)	(2,419,255)	$(12,536,670)
Year ended October 31, 2024:
Shares sold	1,192,214	$6,116,811
Shares issued to shareholders in reinvestment of distributions	884,386	4,541,592
Shares redeemed	(5,754,282)	(29,605,735)
Net increase (decrease) in shares outstanding before conversion	(3,677,682)	(18,947,332)
Shares converted from Class C (See Note 1)	(1,258,404)	(6,478,806)
Net increase (decrease)	(4,936,086)	$(25,426,138)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	72,229,471	$377,430,982
Shares issued to shareholders in reinvestment of distributions	21,834,617	113,700,020
Shares redeemed	(119,424,975)	(622,358,905)
Net increase (decrease) in shares outstanding before conversion	(25,360,887)	(131,227,903)
Shares converted into Class I (See Note 1)	70,554	367,132
Shares converted from Class I (See Note 1)	(108,848)	(560,906)
Net increase (decrease)	(25,399,181)	$(131,421,677)
Year ended October 31, 2024:
Shares sold	275,069,922	$1,418,426,030
Shares issued to shareholders in reinvestment of distributions	42,069,857	217,398,159
Shares redeemed	(179,344,234)	(926,297,340)
Net increase (decrease) in shares outstanding before conversion	137,795,545	709,526,849
Shares converted into Class I (See Note 1)	740,307	3,802,614
Shares converted from Class I (See Note 1)	(358,324)	(1,853,109)
Net increase (decrease)	138,177,528	$711,476,354

Class R1(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	5	$26
Shares issued to shareholders in reinvestment of distributions	153	778
Shares redeemed	(9,889)	(50,913)
Net increase (decrease)	(9,731)	$(50,109)

Class R2	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	240,634	$1,257,902
Shares issued to shareholders in reinvestment of distributions	26,484	137,902
Shares redeemed	(330,606)	(1,728,641)
Net increase (decrease)	(63,488)	$(332,837)
Year ended October 31, 2024:
Shares sold	276,407	$1,434,657
Shares issued to shareholders in reinvestment of distributions	47,211	243,840
Shares redeemed	(421,199)	(2,165,572)
Net increase (decrease)	(97,581)	$(487,075)

Class R3	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	122,531	$635,925
Shares issued to shareholders in reinvestment of distributions	24,796	128,833
Shares redeemed	(71,219)	(371,048)
Net increase (decrease)	76,108	$393,710
Year ended October 31, 2024:
Shares sold	359,239	$1,851,935
Shares issued to shareholders in reinvestment of distributions	46,497	239,761
Shares redeemed	(244,234)	(1,264,815)
Net increase (decrease) in shares outstanding before conversion	161,502	826,881
Shares converted from Class R3 (See Note 1)	(2,713)	(13,972)
Net increase (decrease)	158,789	$812,909

38	NYLI MacKay High Yield Corporate Bond Fund

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	121,423,769	$631,447,847
Shares issued to shareholders in reinvestment of distributions	25,942,031	134,564,608
Shares redeemed	(140,814,032)	(727,975,613)
Net increase (decrease) in shares outstanding before conversion	6,551,768	38,036,842
Shares converted into Class R6 (See Note 1)	21,912	110,479
Shares converted from Class R6 (See Note 1)	(53,959)	(281,795)
Net increase (decrease)	6,519,721	$37,865,526
Year ended October 31, 2024:
Shares sold	287,637,833	$1,490,976,654
Shares issued to shareholders in reinvestment of distributions	49,402,512	254,186,659
Shares redeemed	(262,208,232)	(1,348,184,922)
Net increase (decrease) in shares outstanding before conversion	74,832,113	396,978,391
Shares converted into Class R6 (See Note 1)	26,944	138,000
Shares converted from Class R6 (See Note 1)	(23,770)	(123,118)
Net increase (decrease)	74,835,287	$396,993,273

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	6,743	$35,496
Shares issued to shareholders in reinvestment of distributions	715	3,747
Shares redeemed	(7,493)	(39,713)
Net increase (decrease)	(35)	$(470)
Year ended October 31, 2024:
Shares sold	22,655	$116,357
Shares issued to shareholders in reinvestment of distributions	1,439	7,493
Shares redeemed	(6,200)	(32,548)
Net increase (decrease)	17,894	$91,302

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 12–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 13–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
39

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

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the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
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Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
45

respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
46

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
47

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
48

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
49

NYLI MacKay U.S. Infrastructure Bond Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.0%
Corporate Bonds 6.8%
Commercial Services 3.5%
Chapman University
Series 2021
1.867%, due 4/1/29	$ 1,000,000	$ 891,868
Series 2021
2.067%, due 4/1/31	2,616,000	2,206,686
Cornell University
4.835%, due 6/15/34	4,335,000	4,294,144
Duke University
3.199%, due 10/1/38	3,000,000	2,446,999
J Paul Getty Trust (The)
4.905%, due 4/1/35	6,375,000	6,375,000
Johns Hopkins University
Series A
1.972%, due 7/1/30	2,270,000	2,017,266
President and Fellows of Harvard College
4.887%, due 3/15/30	7,500,000	7,693,453
5.625%, due 10/1/38	1,205,000	1,279,825
Toll Road Investors Partnership II LP (a)
(zero coupon), due 2/15/39	10,000,000	3,588,392
(zero coupon), due 2/15/41	10,000,000	2,943,661
Trustees of Princeton University (The)
4.647%, due 7/1/30	7,000,000	7,104,873
5.70%, due 3/1/39	1,000,000	1,072,988
University of Chicago (The)
Series 2024
5.038%, due 4/1/31	7,500,000	7,657,554
Wake Forest University
3.451%, due 1/15/32	3,500,000	3,301,657
		52,874,366
Healthcare-Services 3.3%
Advocate Health & Hospitals Corp.
3.829%, due 8/15/28	1,590,000	1,571,090
Brown University Health
Series 2025
5.05%, due 2/15/30	11,720,000	11,777,958
Marshfield Clinic Health System, Inc.
Series 2024
5.75%, due 2/15/34	9,000,000	9,162,783
Orlando Health Obligated Group
5.475%, due 10/1/35	6,725,000	6,895,494
	Principal Amount	Value

Healthcare-Services (continued)
UC Health LLC
Series 2025
5.858%, due 8/1/35	$ 20,500,000	$ 20,834,307
		50,241,632
Total Corporate Bonds (Cost $102,054,601)		103,115,998
Municipal Bonds 91.2%
Alabama 0.3%
Alabama Federal Aid Highway Finance Authority Revenue Bonds
Series B
1.856%, due 9/1/29	305,000	277,297
Series B
2.156%, due 9/1/32	945,000	812,983
Series B
2.156%, due 9/1/32	3,055,000	2,598,919
Series B
2.256%, due 9/1/33	5,000	4,221
Series B
2.256%, due 9/1/33	1,700,000	1,416,921
		5,110,341
Arizona 0.3%
Arizona Board of Regents, Arizona State University Revenue Bonds
Series C
4.531%, due 7/1/29	1,525,000	1,552,957
Arizona Industrial Development Authority, Voyager Foundation Inc., Project Revenue Bonds
3.65%, due 10/1/29	1,115,000	1,059,728
3.90%, due 10/1/34	1,900,000	1,637,827
		4,250,512
Arkansas 0.7%
City of Springdale, Sales & Use Tax Revenue Bonds
Series A, Insured: BAM
5.053%, due 8/1/29	3,345,000	3,488,178
Series A, Insured: BAM
5.103%, due 8/1/30	1,500,000	1,565,909
Series A, Insured: BAM
5.11%, due 8/1/31	2,100,000	2,180,206

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Arkansas (continued)
City of Springdale, Sales & Use Tax Revenue Bonds (continued)
Series A, Insured: BAM
5.16%, due 8/1/32	$ 2,000,000	$ 2,068,028
Series A, Insured: BAM
5.21%, due 8/1/33	1,150,000	1,185,471
		10,487,792
California 19.9%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: AGM-CR AMBAC
(zero coupon), due 10/1/31	5,590,000	4,128,928
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	4,000,000	2,841,394
Alameda Corridor Transportation Authority Revenue Bonds, Senior Lien
Series C, Insured: NATL-RE
(zero coupon), due 10/1/33	17,000,000	11,505,350
Series C, Insured: BHAC-CR NATL-RE
6.60%, due 10/1/29	10,000,000	10,688,415
Anaheim Public Financing Authority, Convention Center Expansion Revenue Bonds
Series A, Insured: AGM
2.971%, due 7/1/33	2,800,000	2,446,211
Antelope Valley Community College District Unlimited General Obligation
2.738%, due 8/1/36	1,500,000	1,223,853
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds, Senior Lien
Series C, Insured: AGM
5.15%, due 7/1/31	1,000,000	1,043,347
California Community Choice Financing Authority, Clean Energy Project Revenue Bonds
Series B
5.00%, due 1/1/55 (b)	7,545,000	7,786,205
	Principal Amount	Value

California (continued)
California Health Facilities Financing Authority Revenue Bonds, Senior Lien
1.829%, due 6/1/29	$ 2,500,000	$ 2,272,033
California Housing Finance Agency Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 8/1/55	4,000,000	4,273,533
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds
Series A
2.186%, due 10/1/34	1,900,000	1,534,471
California Infrastructure & Economic Development Bank, PIH Health Energy Projects Revenue Bonds
Series B
5.889%, due 12/1/45 (a)	5,000,000	4,924,690
California Public Finance Authority, PIH Health, Inc. Obligated Group Revenue Bonds
Series B, Insured: AGM
5.447%, due 6/1/34	10,000,000	10,190,481
California State Public Works Board, Department of General Services Revenue Bonds
Series B
5.05%, due 4/1/32	4,000,000	4,081,053
California State University, Systemwide Revenue Bonds
Series B
1.994%, due 11/1/32	1,000,000	832,041
Series B
4.90%, due 11/1/34	3,750,000	3,749,715
California Statewide Communities Development Authority, Buck Institute for Research on Aging Revenue Bonds
Insured: AGM
2.148%, due 11/15/30	1,760,000	1,660,080
Chaffey Joint Union High School District Unlimited General Obligation
2.865%, due 8/1/31	2,200,000	2,037,341

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Charter Oak Unified School District Unlimited General Obligation
Insured: BAM
2.481%, due 8/1/34	$ 1,330,000	$ 1,101,243
City of Los Angeles, Department of Airports Customer Facility Charge Revenue Bonds
Series A, Insured: AGM
3.258%, due 5/15/30	8,160,000	7,765,315
Series A, Insured: AGM
3.408%, due 5/15/32	5,410,000	5,019,736
City of Los Angeles, Wastewater System Revenue Bonds
Series B
5.291%, due 6/1/34	2,040,000	2,096,434
Series B
5.341%, due 6/1/35	2,895,000	2,967,433
Series B
5.441%, due 6/1/36	3,925,000	4,017,460
City of Los Angeles, Sustainable Bond Unlimited General Obligation
Series A
5.50%, due 9/1/31	7,295,000	7,698,772
Series A
5.50%, due 9/1/32	6,895,000	7,266,191
City of Oakland Unlimited General Obligation
Series A-2
5.50%, due 7/15/31	1,000,000	1,045,499
Series A-2
5.60%, due 7/15/32	2,580,000	2,705,908
Series A-2
5.75%, due 7/15/34	4,205,000	4,408,659
Series A-2
5.85%, due 7/15/35	4,430,000	4,642,818
City of San Francisco, Public Utilities Commission Water Revenue Bonds
Series B
6.00%, due 11/1/40	5,000,000	5,190,706
Contra Costa Transportation Authority, Sales Tax Revenue Bonds
Series B
2.25%, due 3/1/34	1,580,000	1,309,750
	Principal Amount	Value

California (continued)
County of Alameda Unlimited General Obligation
Series B
3.699%, due 8/1/31	$ 3,050,000	$ 2,960,166
County of Santa Clara, Election of 2016 Unlimited General Obligation
Series C
4.82%, due 8/1/35	3,670,000	3,667,152
Series C
4.85%, due 8/1/34	11,220,000	11,322,796
Cupertino Union School District Unlimited General Obligation
2.65%, due 8/1/31	1,000,000	910,236
Foothill-De Anza Community College District, Election of 2006 Unlimited General Obligation
Series E
2.896%, due 8/1/31	1,025,000	947,744
Glendale Community College District Unlimited General Obligation
2.268%, due 8/1/30	1,500,000	1,357,097
2.668%, due 8/1/34	2,545,000	2,139,057
Hemet Unified School District Unlimited General Obligation
Insured: AGM
1.70%, due 8/1/29	5,285,000	4,797,161
Long Beach Community College District Unlimited General Obligation
Series H
2.587%, due 8/1/31	4,870,000	4,401,222
Los Angeles Community College District, Election of 2008 Unlimited General Obligation
Series B
7.53%, due 8/1/29	6,000,000	6,588,920
Los Angeles Department of Water & Power, Power System Revenue Bonds
Series D
6.574%, due 7/1/45	8,135,000	8,495,059
Marin Community College District Unlimited General Obligation
Series B
1.89%, due 8/1/32	2,400,000	2,036,861
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Oakland Unified School District, Alameda County Unlimited General Obligation
Insured: BAM
2.874%, due 8/1/35	$ 7,405,000	$ 6,218,376
Pasadena Unified School District Unlimited General Obligation
Insured: AGM
2.881%, due 5/1/37	9,930,000	8,399,960
Port of Oakland Revenue Bonds, Senior Lien
Series R
2.099%, due 5/1/30	2,296,003	2,043,883
Series R
2.299%, due 5/1/32	964,097	821,386
Series R
2.349%, due 5/1/33	2,476,732	2,065,000
San Diego Community College District Unlimited General Obligation
2.113%, due 8/1/31	3,470,000	3,057,373
Series A-2
5.75%, due 8/1/31	1,230,000	1,326,565
San Diego County Regional Transportation Commission Revenue Bonds
Series A
2.499%, due 4/1/30	1,570,000	1,463,504
San Diego Public Facilities Financing Authority, Water Utility Revenue Bonds
Series B
2.333%, due 8/1/32	1,000,000	874,273
San Joaquin Hills Transportation Corridor Agency Revenue Bonds, Senior Lien
Series B, Insured: AGM
2.571%, due 1/15/30	1,250,000	1,158,536
San Jose Evergreen Community College District Unlimited General Obligation
Series B
5.543%, due 7/1/43	4,960,000	4,927,784
San Jose Unified School District Unlimited General Obligation
1.847%, due 8/1/33	1,685,000	1,386,573
	Principal Amount	Value

California (continued)
San Mateo County Community College District Unlimited General Obligation
2.919%, due 9/1/45	$ 3,500,000	$ 2,444,129
San Ramon Valley Unified School District Unlimited General Obligation
2.014%, due 8/1/31	2,920,000	2,570,357
Santa Monica-Malibu Unified School District Unlimited General Obligation
1.51%, due 7/1/30	2,510,000	2,207,484
Silicon Valley Clean Water Revenue Bonds
Series A
1.962%, due 8/1/31	3,035,000	2,653,806
Southern California Public Power Authority, National Gas Project Revenue Bonds
Series A, Insured: AGM
5.93%, due 7/1/32	1,800,000	1,859,658
Series A, Insured: AGM
6.03%, due 7/1/32	7,030,000	7,287,138
State of California Unlimited General Obligation
4.875%, due 9/1/30	6,500,000	6,714,918
5.10%, due 9/1/35	7,500,000	7,615,240
5.15%, due 9/1/34	2,500,000	2,564,263
7.55%, due 4/1/39	11,310,000	13,676,183
State of California, Various Purpose Unlimited General Obligation
Series B
5.125%, due 9/1/29	3,000,000	3,127,080
5.75%, due 10/1/31	8,000,000	8,631,282
5.875%, due 10/1/41	4,000,000	4,118,736
State of California Department of Water Resources, Central Valley Project Revenue Bonds
Series BC
1.769%, due 12/1/34	2,425,000	1,884,893
Series BE
2.132%, due 12/1/33	7,500,000	6,212,664
University of California Revenue Bonds
Series BU
4.932%, due 5/15/34	9,000,000	9,096,409

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
William S Hart Union High School District Unlimited General Obligation
(zero coupon), due 8/1/32	$ 3,000,000	$ 2,146,114
		302,632,103
Colorado 2.2%
City & County of Denver, Airport System Revenue Bonds
Series C
2.237%, due 11/15/30	8,020,000	7,218,136
Colorado Housing and Finance Authority Revenue Bonds
Series E-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/49	5,550,000	5,896,287
Series D-1, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	4,000,000	4,273,523
Series H-1, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55 (c)	6,000,000	6,375,559
Series G-1, Class I, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55 (c)	3,000,000	3,201,757
Denver City & County School District No. 1 Certificate of Participation
Series B
7.017%, due 12/15/37	3,875,000	4,409,403
Park Creek Metropolitan District Revenue Bonds, Senior Lien
Series B, Insured: AGM
3.344%, due 12/1/32	1,850,000	1,696,983
		33,071,648
Connecticut 2.8%
Connecticut Housing Finance Authority Revenue Bonds
Series A-2, Insured: GNMA / FNMA / FHLMC
5.41%, due 5/15/55	8,500,000	8,681,734
	Principal Amount	Value

Connecticut (continued)
State of Connecticut Unlimited General Obligation
Series A
2.677%, due 7/1/30	$ 3,805,000	$ 3,532,601
Series A
4.06%, due 6/15/30	4,600,000	4,564,567
Series A
4.628%, due 5/15/32	5,060,000	5,083,466
Series A
4.657%, due 5/15/30	7,000,000	7,138,504
Series A
4.846%, due 5/1/33	1,800,000	1,821,629
Series A
4.89%, due 3/15/32	3,000,000	3,063,535
Series A
5.049%, due 3/15/33	4,200,000	4,309,186
Series A
5.099%, due 3/15/34	4,150,000	4,248,744
		42,443,966
District of Columbia 1.9%
District of Columbia Revenue Bonds
Series B
5.153%, due 5/1/31	10,000,000	10,498,523
Series B
5.203%, due 5/1/32	8,800,000	9,251,458
District of Columbia, Georgetown University Revenue Bonds
Series B
5.751%, due 4/1/35	1,500,000	1,552,487
District of Columbia, Howard University Revenue Bonds
Series B, Insured: BAM
7.625%, due 10/1/35	7,240,000	8,466,281
		29,768,749
Florida 3.6%
Bay Laurel Center Community Development District, Water & Sewer Revenue Bonds
Series B, Insured: AGM
5.60%, due 9/1/42	1,000,000	1,015,538
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Central Florida Tourism Oversight District Limited General Obligation
Series A
2.547%, due 6/1/35	$ 1,605,000	$ 1,326,457
City of Miami, Beach Parking Unlimited General Obligation
Series B
5.261%, due 5/1/38	2,010,000	2,045,525
City of Miramar Revenue Bonds
2.443%, due 10/1/34	1,970,000	1,639,765
2.543%, due 10/1/35	2,395,000	1,961,644
County of Broward, Airport System Revenue Bonds
Series C
2.914%, due 10/1/32	9,255,000	8,305,715
County of Miami-Dade, Seaport Department Revenue Bonds
Series A-3, Insured: AGM
2.012%, due 10/1/31	6,940,000	5,977,043
Series A-3, Insured: AGM
2.162%, due 10/1/32	4,000,000	3,378,305
5.499%, due 11/1/29	1,150,000	1,214,112
5.653%, due 11/1/32	3,545,000	3,794,668
County of Miami-Dade, Transit System Revenue Bonds
Series B
2.60%, due 7/1/42	5,820,000	4,328,330
County of Miami-Dade, Aviation Revenue Bonds
Series B
3.406%, due 10/1/32	1,500,000	1,383,220
Florida Development Finance Corp., UF Health Jacksonville Project Revenue Bonds
Series B, Insured: AGM
3.223%, due 2/1/32	2,500,000	2,224,457
Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds
Series 2, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/55	2,375,000	2,490,110
	Principal Amount	Value

Florida (continued)
Sumter Landing Community Development District Revenue Bonds
Insured: AGC
4.884%, due 10/1/30	$ 1,700,000	$ 1,735,351
Insured: AGC
4.981%, due 10/1/31	1,500,000	1,533,255
Insured: AGC
5.031%, due 10/1/32	1,250,000	1,275,231
Insured: AGC
5.118%, due 10/1/33	1,500,000	1,531,331
Insured: AGC
5.168%, due 10/1/34	1,750,000	1,783,304
Insured: AGC
5.188%, due 10/1/35	1,500,000	1,521,788
Tampa-Hillsborough County Expressway Authority Revenue Bonds
Series B, Insured: BAM
2.142%, due 7/1/31	4,375,000	3,846,338
		54,311,487
Georgia 1.6%
City of Atlanta, Water & Wastewater Revenue Bonds
1.637%, due 11/1/29	7,250,000	6,531,667
Municipal Electric Authority of Georgia, Seaport Department Revenue Bonds
Series B
5.89%, due 7/1/33	1,500,000	1,550,525
Municipal Electric Authority of Georgia Revenue Bonds
Series A, Insured: AGM-CR AMBAC
5.95%, due 1/1/35	2,955,000	3,121,240
Oglethorpe Power Corp. Revenue Bonds
Insured: NATL-RE
5.534%, due 1/1/35 (a)	11,595,000	11,955,796
Savannah Hospital Authority, St. Joseph's Candler Health System Obligated Group Revenue Bonds
Series B
3.989%, due 7/1/38	1,000,000	884,730
		24,043,958

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Guam 0.2%
Guam Government Waterworks Authority Revenue Bonds
Series B
3.25%, due 7/1/34	$ 2,620,000	$ 2,258,431
Port Authority of Guam Revenue Bonds
Series C
4.582%, due 7/1/28	1,000,000	1,001,437
		3,259,868
Hawaii 2.2%
City & County of Honolulu, Wastewater System Revenue Bonds
Series A
1.623%, due 7/1/31	3,080,000	2,634,413
City & County of Honolulu Unlimited General Obligation
Series D
3.068%, due 10/1/30	1,980,000	1,872,648
State of Hawaii Unlimited General Obligation
Series GC
1.718%, due 10/1/30	5,500,000	4,852,804
Series GC
1.868%, due 10/1/31	6,000,000	5,186,860
Series GJ
2.042%, due 8/1/31	4,255,000	3,736,921
Series FZ
2.245%, due 8/1/38	3,475,000	2,541,740
Series GD
2.80%, due 10/1/38	2,000,000	1,563,148
Series GM
4.806%, due 10/1/30	4,000,000	4,122,664
Series GM
4.821%, due 10/1/32	2,000,000	2,047,024
Series GN
4.936%, due 10/1/37	5,000,000	4,981,928
		33,540,150
Idaho 1.5%
Idaho Housing & Finance Association Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.128%, due 1/1/35	1,290,000	1,300,254
	Principal Amount	Value

Idaho (continued)
Idaho Housing & Finance Association Revenue Bonds (continued)
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/65	$ 12,030,000	$ 12,716,569
Idaho Housing & Finance Association, Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	7,695,000	8,199,868
		22,216,691
Illinois 8.2%
Chicago Board of Education, Dedicated Capital Improvement Unlimited General Obligation
Series C, Insured: BAM
6.319%, due 11/1/29	2,000,000	2,092,952
Chicago O'Hare International Airport Revenue Bonds, Senior Lien
Series D
2.616%, due 1/1/33	10,040,000	8,675,681
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds
Series B, Insured: BAM
3.102%, due 12/1/30	2,100,000	1,964,393
City of Chicago Unlimited General Obligation
Series B, Insured: AGM-CR
7.375%, due 1/1/33	2,920,000	3,213,478
County of Cook Unlimited General Obligation
Series C
5.79%, due 11/15/29	820,000	838,797
6.229%, due 11/15/34	8,965,000	9,489,412
Illinois Finance Authority, Ann & Robert H Lurie Children's Hospital Revenue Bonds
3.598%, due 8/15/30	2,250,000	2,165,557
Illinois Housing Development Authority Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.229%, due 10/1/34	2,450,000	2,487,705
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Illinois Housing Development Authority Revenue Bonds (continued)
Series B, Insured: GNMA / FNMA / FHLMC
5.279%, due 4/1/35	$ 2,315,000	$ 2,348,991
Series B, Insured: GNMA / FNMA / FHLMC
5.329%, due 10/1/35	2,295,000	2,328,407
Illinois Municipal Electric Agency Revenue Bonds
Series C
6.832%, due 2/1/35	6,315,000	6,716,846
Metropolitan Pier & Exposition Authority Revenue Bonds
Series B
7.20%, due 6/15/33	12,380,000	13,255,442
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B, Insured: BAM
2.857%, due 1/1/31	8,500,000	7,848,013
Series B
4.847%, due 1/1/31	5,450,000	5,540,496
Sales Tax Securitization Corp. Revenue Bonds
Series C
3.23%, due 1/1/28	2,160,000	2,112,042
State of Illinois, Sales Tax Revenue Bonds
3.45%, due 6/15/29	3,170,000	3,073,530
State of Illinois Revenue Bonds
4.62%, due 6/15/38	24,663,334	23,964,471
State of Illinois Unlimited General Obligation
Series B
5.52%, due 4/1/38	6,950,000	7,061,185
Insured: AGM-CR
5.65%, due 12/1/38	6,949,444	7,109,373
Series 3
6.725%, due 4/1/35	6,153,846	6,463,137
State of Illinois, Build America Bonds Unlimited General Obligation
Series 5
7.35%, due 7/1/35	5,437,143	5,842,687
		124,592,595
	Principal Amount	Value

Indiana 1.0%
Indiana Finance Authority, Deaconess Health System Revenue Bonds
Series A
2.876%, due 3/1/38	$ 2,000,000	$ 1,528,519
Indiana Housing & Community Development Authority Revenue Bonds
Series B-3, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	5,700,000	6,038,069
Indianapolis Local Public Improvement Bond Bank Revenue Bonds
Series A-2
5.854%, due 1/15/30	4,315,000	4,465,239
St. Joseph County Redevelopment Authority, Commission Revenue Bonds
Series B, Insured: AGM
4.991%, due 2/1/31	1,085,000	1,124,353
Series B, Insured: AGM
5.033%, due 2/1/32	1,135,000	1,171,917
Series B, Insured: AGM
5.083%, due 2/1/33	1,000,000	1,031,009
		15,359,106
Iowa 0.2%
Iowa Student Loan Liquidity Corp. Revenue Bonds, Senior Lien
Series A
5.343%, due 12/1/34	3,200,000	3,163,073
Louisiana 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana Utilities Restoration Corp. ELL System Restoration Revenue Bonds
5.048%, due 12/1/34	7,575,000	7,753,729
Louisiana Local Government Environmental Facilities & Community Development Authority, Utilities Restoration Corp. Project Revenue Bonds
5.197%, due 9/1/39	4,669,985	4,774,858

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana Utilities Restoration Corp. Project Revenue Bonds
5.198%, due 12/1/39	$ 5,425,000	$ 5,487,350
State of Louisiana Revenue Bonds
Series A
1.742%, due 6/15/32	1,450,000	1,213,324
State of Louisiana Unlimited General Obligation
Series C-1
1.804%, due 6/1/31	3,710,000	3,226,588
		22,455,849
Maryland 0.4%
City of Baltimore, Water Utility Revenue Bonds
Series B
2.864%, due 7/1/43	2,500,000	1,774,616
County of Howard Unlimited General Obligation
Series E
1.55%, due 8/15/31	3,000,000	2,574,305
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund Revenue Bonds
Series C, Insured: State Intercept
2.207%, due 5/1/31	1,510,000	1,333,047
		5,681,968
Massachusetts 6.3%
Commonwealth of Massachusetts Limited General Obligation
Series D
2.663%, due 9/1/39	12,079,442	9,943,105
Series D
4.50%, due 8/1/31	1,500,000	1,477,854
Series E
5.50%, due 10/1/29	9,000,000	9,526,950
Series E
5.50%, due 10/1/31	5,050,000	5,384,250
	Principal Amount	Value

Massachusetts (continued)
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.769%, due 7/15/29	$ 11,225,000	$ 11,045,761
Commonwealth of Massachusetts, Unemployment Insurance Trust Fund Revenue Bonds
Series A
3.881%, due 1/15/31	5,000,000	4,870,526
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds
Series B
2.235%, due 7/1/31	7,795,000	6,991,689
Massachusetts Clean Water Trust (The) Revenue Bonds
Series 15-B
5.192%, due 8/1/40	12,425,000	12,402,859
Massachusetts Educational Financing Authority Revenue Bonds, Senior Lien
Series A
5.95%, due 7/1/44	11,750,000	11,572,482
Massachusetts Housing Finance Agency Revenue Bonds
Series 240
6.25%, due 12/1/54	5,000,000	5,330,221
Massachusetts Port Authority Revenue Bonds
Series C
1.679%, due 7/1/31	1,625,000	1,394,789
Massachusetts School Building Authority Revenue Bonds
Series B
1.753%, due 8/15/30	5,165,000	4,646,928
Massachusetts Water Resources Authority Revenue Bonds
Series E
2.323%, due 8/1/29	2,015,000	1,880,504
Series C
2.39%, due 8/1/33	6,275,000	5,342,023
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
University of Massachusetts, Building Authority Revenue Bonds, Senior Lien
Series 4
2.008%, due 11/1/31	$ 2,330,000	$ 2,021,478
Series 2
3.646%, due 11/1/34	2,495,000	2,289,767
		96,121,186
Michigan 0.0% ‡
Michigan State Building Authority Revenue Bonds
Series II
2.032%, due 10/15/33	1,000,000	812,908
Minnesota 0.8%
Minnesota Housing Finance Agency Revenue Bonds
Series V, Insured: GNMA / FNMA / FHLMC
5.626%, due 7/1/39	2,000,000	2,021,583
Series A, Insured: GNMA / FNMA / FHLMC
6.125%, due 7/1/55	5,585,000	5,934,732
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	3,040,000	3,248,943
Western Minnesota Municipal Power Agency Revenue Bonds
Series A
2.595%, due 1/1/29	1,000,000	958,860
		12,164,118
Mississippi 1.3%
State of Mississippi Unlimited General Obligation
Series A
1.632%, due 11/1/31	9,000,000	7,669,295
Series B
1.699%, due 6/1/29	2,935,000	2,685,281
Series B
1.849%, due 6/1/30	2,135,000	1,918,066
Series E
2.387%, due 10/1/34	5,000,000	4,164,492
	Principal Amount	Value

Mississippi (continued)
State of Mississippi Unlimited General Obligation (continued)
Series F
5.245%, due 11/1/34	$ 4,075,000	$ 4,109,246
		20,546,380
Nebraska 0.2%
City of Lincoln, Electric System Revenue Bonds
Series B
1.499%, due 9/1/30	3,000,000	2,615,583
New Hampshire 2.1%
New Hampshire Business Finance Authority, Wheeling Power Co. Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	22,200,000	23,049,503
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp. Revenue Bonds
Series A
5.04%, due 11/1/34	3,865,000	3,808,333
Series A
5.34%, due 11/1/44	6,000,000	5,422,609
		32,280,445
New Jersey 0.8%
New Jersey Economic Development Authority Revenue Bonds
Series NNN
3.77%, due 6/15/31	1,500,000	1,443,936
New Jersey Turnpike Authority Revenue Bonds
Series B
1.713%, due 1/1/29	3,485,000	3,200,256
State of New Jersey Unlimited General Obligation
Series A
2.75%, due 6/1/31	3,900,000	3,552,358
Series A, Insured: BAM
2.90%, due 6/1/33	5,180,000	4,586,986
		12,783,536

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
New Mexico 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Revenue Bonds
Series B, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	$ 1,000,000	$ 1,070,401
New York 10.5%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation Revenue Bonds
Series B, Insured: AGM-CR
6.00%, due 10/1/30	1,855,000	1,956,885
City of New York Unlimited General Obligation
Series D
1.623%, due 8/1/28	1,210,000	1,126,825
Series D
1.723%, due 8/1/29	230,000	210,103
Series D
1.723%, due 8/1/29	1,070,000	967,110
Series D-2
1.75%, due 3/1/30	2,450,000	2,180,854
Series D-3
1.97%, due 3/1/31	1,000,000	868,023
Series D-3
2.22%, due 3/1/35	6,000,000	4,690,523
Series G-1
5.00%, due 2/1/31	4,000,000	4,369,706
Series B-2
5.514%, due 10/1/30	3,730,000	3,934,248
Series B-2
5.625%, due 10/1/31	2,110,000	2,222,002
Series H
5.75%, due 2/1/38	4,500,000	4,632,921
City of New York, Fiscal of 2021 Unlimited General Obligation
Series D
1.923%, due 8/1/31	2,045,000	1,747,211
Metropolitan Transportation Authority Revenue Bonds
Series B-1
6.548%, due 11/15/31	11,200,000	11,856,964
	Principal Amount	Value

New York (continued)
Metropolitan Transportation Authority Revenue Bonds (continued)
Series C
7.336%, due 11/15/39	$ 6,105,000	$ 7,190,059
New York City Housing Development Corp., 8 Spruce Street Project Revenue Bonds
Class A
5.458%, due 12/15/31	4,000,000	4,107,579
Class A
5.458%, due 12/15/31	13,850,000	14,222,493
New York City Transitional Finance Authority Revenue Bonds
Series G-3
2.60%, due 11/1/36	1,955,000	1,542,787
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series B-3
3.00%, due 11/1/33	9,180,000	8,083,551
Series C-3
3.35%, due 11/1/30	4,000,000	3,810,316
Series A-2
4.60%, due 5/1/30	6,000,000	6,090,666
Series G-2
4.91%, due 5/1/32	5,000,000	5,108,337
Series G-3
5.01%, due 5/1/34	2,500,000	2,532,487
Series G-3
5.06%, due 5/1/35	3,250,000	3,279,991
Series D-3
5.65%, due 11/1/35	6,000,000	6,265,914
New York Power Authority Revenue Bonds
Series A, Insured: AGM
5.749%, due 11/15/33	6,530,000	7,029,676
New York State Dormitory Authority, University Facilities Revenue Bonds
Series B
2.746%, due 7/1/30	6,430,000	5,925,190
New York State Dormitory Authority, State University of New York Dormitory Facilities Revenue Bonds
Series B
3.142%, due 7/1/43	2,250,000	1,762,254
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
Series H
5.289%, due 3/15/33	$ 6,264,657	$ 6,319,785
New York State Energy Research & Development Authority, Revolving Loan Fund Revenue Bonds
Series A
6.004%, due 4/1/33	1,000,000	1,022,056
New York State Urban Development Corp., Personal Income Tax Revenue Bonds
Series D
3.32%, due 3/15/29	4,990,000	4,882,139
State of New York Unlimited General Obligation
Series B
2.90%, due 2/15/33	6,000,000	5,331,126
Series B
2.95%, due 2/15/34	6,750,000	5,890,980
State of New York, United Nations Development Corp. Revenue Bonds
Series A
5.761%, due 8/1/37	1,065,000	1,098,293
Series A
5.861%, due 8/1/38	2,215,000	2,285,708
Series A
5.931%, due 8/1/39	2,600,000	2,680,755
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds
Series 268, Insured: SONYMA
6.25%, due 10/1/55	6,000,000	6,410,101
Triborough Bridge & Tunnel Authority Revenue Bonds
Series B
5.50%, due 11/15/39	6,465,000	6,606,836
		160,242,454
	Principal Amount	Value

North Carolina 0.2%
University of North Carolina at Chapel Hill Revenue Bonds
Series C
3.327%, due 12/1/36	$ 2,025,000	$ 1,811,990
3.847%, due 12/1/34	1,530,000	1,432,998
		3,244,988
North Dakota 0.2%
North Dakota Housing Finance Agency, Housing Finance and Home Mortgage Program Revenue Bonds
Series B
6.25%, due 7/1/54	2,470,000	2,613,628
Ohio 4.0%
American Municipal Power, Inc., Combined Hydroelectric Revenue Bonds
Series B
6.424%, due 2/15/32	4,455,000	4,754,075
Series A
7.734%, due 2/15/33	6,620,000	7,700,334
City of Columbus Limited General Obligation
Series D
4.022%, due 4/1/35	1,135,000	1,081,228
Columbus Metropolitan Housing Authority, Riverside Sunshine Phase II LLC Revenue Bonds
5.375%, due 9/1/28	3,750,000	3,831,791
Franklin County Convention Facilities Authority Revenue Bonds
Series B
2.022%, due 12/1/30	4,795,000	4,227,265
JobsOhio Beverage System Revenue Bonds, Senior Lien
4.433%, due 1/1/33	11,265,000	11,268,313
JobsOhio Beverage System Revenue Bonds
Series B
4.532%, due 1/1/35	12,085,000	12,052,001

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group Revenue Bonds
5.25%, due 1/1/42	$ 2,000,000	$ 2,055,984
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Senior Lien
Series A
2.801%, due 2/15/36	1,500,000	1,236,585
Toledo Hospital (The)
Insured: Assured Guaranty
5.75%, due 11/15/38	12,735,000	12,674,944
		60,882,520
Oklahoma 0.1%
Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds
Series B, Insured: AGM
2.251%, due 1/1/32	1,300,000	1,128,676
Oregon 3.4%
Oregon State Lottery Revenue Bonds
Series B
3.821%, due 4/1/31	3,000,000	2,918,838
Series B
4.851%, due 4/1/33	1,500,000	1,523,217
Series B
4.931%, due 4/1/34	1,000,000	1,014,377
Series B
5.031%, due 4/1/35	500,000	507,683
Series B
5.181%, due 4/1/36	3,195,000	3,249,368
Series B
5.281%, due 4/1/37	5,105,000	5,184,542
Series B
5.381%, due 4/1/38	2,600,000	2,651,788
Port of Morrow, Bonneville Cooperation Project No. 4 Revenue Bonds
Series 1
2.987%, due 9/1/36	6,001,000	4,967,523
	Principal Amount	Value

Oregon (continued)
Port of Morrow, Bonneville Power Administration Revenue Bonds
4.819%, due 9/1/30	$ 4,000,000	$ 4,087,097
4.839%, due 9/1/31	10,000,000	10,187,110
State of Oregon, Department of Transportation Revenue Bonds, Senior Lien
Series B
1.66%, due 11/15/31	1,760,000	1,507,010
State of Oregon, Article XI-Q State Project Unlimited General Obligation
Series C
1.975%, due 5/1/31	1,000,000	886,786
State of Oregon, Article XI-Q State Projects Unlimited General Obligation
Series B
5.124%, due 5/1/34	2,330,000	2,413,895
Series B
5.174%, due 5/1/35	2,000,000	2,069,818
Series B
5.304%, due 5/1/36	3,465,000	3,585,780
Series B
5.424%, due 5/1/37	3,190,000	3,306,557
Tri-County Metropolitan Transportation, District of Oregon Revenue Bonds, Senior Lien
Series B
2.583%, due 9/1/36	2,100,000	1,686,062
		51,747,451
Pennsylvania 1.5%
City of Philadelphia Unlimited General Obligation
Series B, Insured: AGM
1.738%, due 7/15/30	2,250,000	1,989,552
City of Philadelphia, Water & Wastewater Revenue Bonds
Series B
2.034%, due 11/1/31	1,000,000	900,858
City of Pittsburgh Unlimited General Obligation
Series B
1.619%, due 9/1/29	1,570,000	1,408,171
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Commonwealth Financing Authority, Commonwealth of Pennsylvania Revenue Bonds
Series A, Insured: AGM
3.657%, due 6/1/38	$ 2,340,000	$ 2,073,461
Commonwealth of Pennsylvania Unlimited General Obligation
Series 1
2.05%, due 8/1/31	5,020,000	4,393,256
County of Allegheny Unlimited General Obligation
Series C-79
1.786%, due 11/1/30	1,000,000	881,267
Erie City Water Authority Revenue Bonds
Series D, Insured: AGM
1.961%, due 12/1/30	2,945,000	2,623,978
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Revenue Bonds
Series C, Insured: AGC
5.362%, due 11/1/37	2,150,000	2,171,348
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds
Series B
5.848%, due 12/1/37	2,030,000	2,100,200
Reading Area Water Authority Revenue Bonds
Insured: BAM
2.952%, due 12/1/36	3,025,000	2,518,616
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue Bonds
Series C
2.629%, due 9/15/33	2,000,000	1,735,205
		22,795,912
Rhode Island 0.7%
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity Revenue Bonds
Series 85-T, Insured: GNMA
6.25%, due 10/1/53	8,155,000	8,716,302
	Principal Amount	Value

Rhode Island (continued)
Rhode Island Student Loan Authority Revenue Bonds, Senior Lien
Series 1
5.797%, due 12/1/33	$ 1,400,000	$ 1,469,891
		10,186,193
South Carolina 0.5%
South Carolina Public Service Authority Revenue Bonds
Series C
5.01%, due 12/1/32	1,645,000	1,671,862
Series C
5.03%, due 12/1/33	1,500,000	1,517,054
South Carolina Public Service Authority, Santee Cooper Project Revenue Bonds
Series C, Insured: AGM
5.417%, due 12/1/38	1,035,000	1,045,978
Series F, Insured: AGM-CR
5.74%, due 1/1/30	3,690,000	3,827,500
		8,062,394
Tennessee 0.5%
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Revenue Bonds
Series D
5.03%, due 7/1/30	1,000,000	1,033,743
Series D
5.068%, due 7/1/31	1,600,000	1,654,451
Series D
5.168%, due 7/1/33	1,550,000	1,605,684
State of Tennessee Unlimited General Obligation
Series B
1.925%, due 11/1/34	1,500,000	1,195,932
Series B
1.975%, due 11/1/35	2,000,000	1,555,117
		7,044,927
Texas 5.3%
City of Corpus Christi, Utility System Revenue Bonds, Junior Lien
Series B
2.166%, due 7/15/32	2,500,000	2,166,207

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
City of Dallas, Waterworks & Sewer System Revenue Bonds
Series B
3.648%, due 10/1/30	$ 2,000,000	$ 1,967,755
City of Houston, Airport System Revenue Bonds, Sub. Lien
Series C
2.485%, due 7/1/32	1,470,000	1,279,724
City of Midland Limited General Obligation
Series A
3.601%, due 3/1/31	1,420,000	1,377,727
City of San Antonio Limited General Obligation
5.635%, due 2/1/26	4,000,000	4,008,656
County of Bexar, Combined Venue Tax Revenue Bonds
Insured: AGM
2.434%, due 8/15/33	1,000,000	843,751
Insured: AGM
2.534%, due 8/15/34	2,805,000	2,325,552
Dallas Area Rapid Transit Revenue Bonds
Series C
1.846%, due 12/1/30	3,825,000	3,370,530
Series C
1.946%, due 12/1/31	4,230,000	3,641,599
Series C
2.046%, due 12/1/32	2,035,000	1,713,035
Series C
2.096%, due 12/1/33	1,000,000	820,794
Dallas Fort Worth International Airport Revenue Bonds
Series C
2.246%, due 11/1/31	2,585,000	2,269,074
Series A
2.454%, due 11/1/29	1,000,000	930,690
Series C
2.591%, due 11/1/33	4,300,000	3,660,487
Dallas Independent School District Unlimited General Obligation
Series B, Insured: PSF-GTD
1.935%, due 8/15/30	4,875,000	4,381,197
	Principal Amount	Value

Texas (continued)
Frisco Community Development Corp., Sales Tax Revenue Bonds
4.88%, due 2/15/34	$ 1,020,000	$ 1,025,253
4.98%, due 2/15/36	2,935,000	2,925,708
Hidalgo County Regional Mobility Authority Revenue Bonds, Senior Lien
Series B, Insured: AGM
2.082%, due 12/1/32	2,400,000	2,009,227
Houston Community College System Limited General Obligation
Series B
2.259%, due 2/15/39	3,900,000	2,783,096
Port Arthur Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
2.35%, due 2/15/38	3,000,000	2,281,753
State of Texas, Public Finance Authority Unlimited General Obligation
Series B
1.844%, due 10/1/30	4,000,000	3,594,336
2.526%, due 10/1/31	7,500,000	6,846,496
2.746%, due 10/1/33	1,000,000	889,070
4.68%, due 10/1/32	7,470,000	7,689,124
4.90%, due 10/1/35	5,100,000	5,226,170
State of Texas Transportation Commission, Highway Improvement Unlimited General Obligation
3.211%, due 4/1/44	2,250,000	1,808,643
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Obligated Group Revenue Bonds
Insured: AGM
2.901%, due 9/1/35	1,325,000	1,100,564
Texas Department of Housing & Community Affairs Revenue Bonds
Series D, Insured: GNMA
6.25%, due 9/1/53	2,500,000	2,628,149
Texas Public Finance Authority, Texas Facilities Commission Revenue Bonds
2.417%, due 2/1/39	1,000,000	731,465
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Texas State Affordable Housing Corp., Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA
6.00%, due 9/1/54	$ 2,860,000	$ 3,011,856
Texas State University System Revenue Bonds
Series B
3.289%, due 3/15/40	1,000,000	834,592
		80,142,280
U.S. Virgin Islands 0.6%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds
Series B
6.00%, due 10/1/25	5,625,000	5,625,458
Virgin Islands Water & Power Authority, Electric System Revenue Bonds
Series C, Insured: AGM
6.85%, due 7/1/35	4,000,000	4,208,186
		9,833,644
Utah 1.6%
City of Salt Lake City, Sales and Excise Tax Revenue Bonds
Series B
2.879%, due 4/1/32	3,365,000	3,077,007
County of Salt Lake, Convention Hotel Revenue Bonds
5.25%, due 10/1/34 (a)	3,610,000	3,432,588
Intermountain Power Agency Revenue Bonds
Series B
4.978%, due 7/1/31	1,030,000	1,048,414
Series B
5.228%, due 7/1/35	2,520,000	2,537,830
Utah Housing Corp. Revenue Bonds
Series J, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/55	2,725,000	2,871,199
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	6,500,000	7,025,546
	Principal Amount	Value

Utah (continued)
Utah Transit Authority Revenue Bonds
2.289%, due 12/15/32	$ 4,360,000	$ 3,741,252
		23,733,836
Virginia 0.4%
City of Norfolk Unlimited General Obligation
Series B, Insured: State Aid Withholding
3.004%, due 10/1/36	6,000,000	4,990,812
Farmville Industrial Development Authority, Longwood University Student Housing Project Revenue Bonds
Series B
5.00%, due 1/1/34	1,970,000	1,801,146
		6,791,958
Washington 0.9%
County of King, Sewer Revenue Bonds
Series A
2.091%, due 7/1/34	1,880,000	1,533,227
County of King Limited General Obligation
Series C
4.932%, due 12/1/31	1,600,000	1,667,963
Series C
4.982%, due 12/1/32	1,650,000	1,720,513
Series C
5.112%, due 12/1/34	1,550,000	1,612,496
County of Pierce, Sewer Revenue Bonds
Series B
2.467%, due 8/1/37	1,000,000	768,501
Energy Northwest, Bonneville Power Administration Revenue Bonds
Series B
2.166%, due 7/1/32	2,740,000	2,363,318
Spokane Public Facilities District, Sales & Lodging tax Revenue Bonds
Series B
1.996%, due 12/1/30	3,050,000	2,731,283

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
Washington State Housing Finance Commission, Single-Family Program Revenue Bonds
Series 1-T, Insured: GNMA / FNMA / FHLMC
5.50%, due 12/1/53	$ 2,115,000	$ 2,133,957
		14,531,258
West Virginia 0.5%
County of Ohio, Special District Excise Tax Revenue Bonds
Series A
4.00%, due 3/1/40	2,700,000	2,120,328
Series A-1
8.25%, due 3/1/35	5,530,000	5,919,834
		8,040,162
Wisconsin 0.2%
State of Wisconsin Unlimited General Obligation
Series 2
2.614%, due 5/1/32	4,250,000	3,810,012
Total Municipal Bonds (Cost $1,354,554,998)		1,389,616,706
U.S. Government & Federal Agencies 0.0% ‡
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0% ‡
FHLMC Gold Pools, 30 Year
4.00%, due 10/1/48	95,313	89,451
6.50%, due 4/1/37	18,517	19,589
		109,040
Government National Mortgage Association (Mortgage Pass-Through Security) 0.0% ‡
GNMA I, 30 Year
6.50%, due 4/15/31	44,024	45,675
Total U.S. Government & Federal Agencies (Cost $158,897)		154,715
Total Long-Term Bonds (Cost $1,456,768,496)		1,492,887,419

	Shares	Value

Closed-End Fund 0.2%
Illinois 0.2%
Nuveen Taxable Municipal Income Fund	156,775	$ 2,464,503
Total Closed-End Fund (Cost $2,327,635)		2,464,503
Short-Term Investment 4.5%
Unaffiliated Investment Company 4.5%
Dreyfus Government Cash Management - Institutional Shares, 4.237% (d)	69,226,682	69,226,682
Total Short-Term Investment (Cost $69,226,682)		69,226,682
Total Investments (Cost $1,528,322,813)	102.7%	1,564,578,604
Other Assets, Less Liabilities	(2.7)	(41,873,690)
Net Assets	100.0%	$ 1,522,704,914

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2025.
(c)	Delayed delivery security.
(d)	Current yield as of April 30, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 45,829	$ 139,394	$ (185,223)	$ —	$ —	$ —	$ 280	$ —	—
Futures Contracts
As of April 30, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(306)	June 2025	$ (34,794,212)	$ (35,108,719)	$ (314,507)

1.	As of April 30, 2025, cash in the amount of $780,300 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2025.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SONYMA—State of New York Mortgage Agency
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay U.S. Infrastructure Bond Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 103,115,998	$ —	$ 103,115,998
Municipal Bonds	—	1,389,616,706	—	1,389,616,706
U.S. Government & Federal Agencies	—	154,715	—	154,715
Total Long-Term Bonds	—	1,492,887,419	—	1,492,887,419
Closed-End Fund	2,464,503	—	—	2,464,503
Short-Term Investment
Unaffiliated Investment Company	69,226,682	—	—	69,226,682
Total Investments in Securities	$ 71,691,185	$ 1,492,887,419	$ —	$ 1,564,578,604
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (314,507)	$ —	$ —	$ (314,507)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $1,528,322,813)	$1,564,578,604
Cash	18,194
Cash collateral on deposit at broker for futures contracts	780,300
Receivables:
Dividends and interest	16,778,988
Fund shares sold	5,956,749
Investment securities sold	3,029,250
Variation margin on futures contracts	9,563
Other assets	111,271
Total assets	1,591,262,919
Liabilities
Payables:
Investment securities purchased	64,610,132
Fund shares redeemed	2,216,488
Manager (See Note 3)	541,213
Transfer agent (See Note 3)	231,353
NYLIFE Distributors (See Note 3)	67,744
Professional fees	30,672
Custodian	12,552
Accrued expenses	5,999
Distributions payable	841,852
Total liabilities	68,558,005
Net assets	$1,522,704,914
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$2,004,226
Additional paid-in-capital	1,583,773,820
1,585,778,046
Total distributable earnings (loss)	(63,073,132)
Net assets	$1,522,704,914
Class A
Net assets applicable to outstanding shares	$322,654,790
Shares of beneficial interest outstanding	42,844,760
Net asset value per share outstanding	$7.53
Maximum sales charge (3.00% of offering price)	0.23
Maximum offering price per share outstanding	$7.76
Investor Class
Net assets applicable to outstanding shares	$12,353,200
Shares of beneficial interest outstanding	1,632,712
Net asset value per share outstanding	$7.57
Maximum sales charge (2.50% of offering price)	0.19
Maximum offering price per share outstanding	$7.76
Class C
Net assets applicable to outstanding shares	$4,815,057
Shares of beneficial interest outstanding	639,855
Net asset value and offering price per share outstanding	$7.53
Class I
Net assets applicable to outstanding shares	$915,191,345
Shares of beneficial interest outstanding	120,171,168
Net asset value and offering price per share outstanding	$7.62
Class R6
Net assets applicable to outstanding shares	$267,690,522
Shares of beneficial interest outstanding	35,134,111
Net asset value and offering price per share outstanding	$7.62

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay U.S. Infrastructure Bond Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$36,784,044
Dividends-affiliated	280,370
Dividends-unaffiliated	90,773
Total income	37,155,187
Expenses
Manager (See Note 3)	3,456,446
Transfer agent (See Note 3)	793,094
Distribution/Service—Class A (See Note 3)	356,145
Distribution/Service—Investor Class (See Note 3)	15,385
Distribution/Service—Class C (See Note 3)	25,032
Professional fees	74,827
Registration	58,691
Custodian	47,881
Shareholder communication	42,500
Trustees	15,982
Miscellaneous	20,693
Total expenses before waiver/reimbursement	4,906,676
Expense waiver/reimbursement from Manager (See Note 3)	(235,596)
Net expenses	4,671,080
Net investment income (loss)	32,484,107
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(998,723)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	12,726,903
Futures contracts	(314,507)
Net change in unrealized appreciation (depreciation)	12,412,396
Net realized and unrealized gain (loss)	11,413,673
Net increase (decrease) in net assets resulting from operations	$43,897,780
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$32,484,107	$50,259,249
Net realized gain (loss)	(998,723)	(5,933,133)
Net change in unrealized appreciation (depreciation)	12,412,396	56,684,053
Net increase (decrease) in net assets resulting from operations	43,897,780	101,010,169
Distributions to shareholders:
Class A	(6,126,627)	(3,932,176)
Investor Class	(248,670)	(524,496)
Class B(a)	—	(2,580)
Class C	(82,991)	(176,472)
Class I	(20,200,817)	(34,701,397)
Class R6	(5,880,937)	(10,962,072)
Total distributions to shareholders	(32,540,042)	(50,299,193)
Capital share transactions:
Net proceeds from sales of shares	358,462,798	910,648,150
Net asset value of shares issued to shareholders in reinvestment of distributions	27,458,322	40,468,029
Cost of shares redeemed	(268,685,866)	(514,080,182)
Increase (decrease) in net assets derived from capital share transactions	117,235,254	437,035,997
Net increase (decrease) in net assets	128,592,992	487,746,973
Net Assets
Beginning of period	1,394,111,922	906,364,949
End of period	$1,522,704,914	$1,394,111,922

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay U.S. Infrastructure Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.47	$7.07	$7.20	$8.74	$8.77	$8.64
Net investment income (loss) (a)	0.16	0.32	0.30	0.18	0.13	0.16
Net realized and unrealized gain (loss)	0.06	0.40	(0.13)	(1.47)	0.07	0.14
Total from investment operations	0.22	0.72	0.17	(1.29)	0.20	0.30
Less distributions:
From net investment income	(0.16)	(0.32)	(0.30)	(0.18)	(0.13)	(0.17)
From net realized gain on investments	—	—	—	(0.07)	(0.10)	—
Total distributions	(0.16)	(0.32)	(0.30)	(0.25)	(0.23)	(0.17)
Net asset value at end of period	$7.53	$7.47	$7.07	$7.20	$8.74	$8.77
Total investment return (b)	2.97%	10.24%	2.26%	(14.98)%	2.36%	3.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.29%††	4.23%	4.04%	2.20%	1.49%	1.84%
Net expenses (c)	0.85%††	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses (before waiver/reimbursement) (c)	0.89%††	0.93%	0.99%	0.98%	0.96%	0.98%
Portfolio turnover rate (d)	45%	74%	130%	170%	51%	89%
Net assets at end of period (in 000’s)	$322,655	$214,246	$78,068	$75,780	$111,626	$103,475

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.51	$7.10	$7.24	$8.78	$8.81	$8.68
Net investment income (loss) (a)	0.15	0.30	0.28	0.16	0.10	0.14
Net realized and unrealized gain (loss)	0.06	0.41	(0.14)	(1.47)	0.07	0.13
Total from investment operations	0.21	0.71	0.14	(1.31)	0.17	0.27
Less distributions:
From net investment income	(0.15)	(0.30)	(0.28)	(0.16)	(0.10)	(0.14)
From net realized gain on investments	—	—	—	(0.07)	(0.10)	—
Total distributions	(0.15)	(0.30)	(0.28)	(0.23)	(0.20)	(0.14)
Net asset value at end of period	$7.57	$7.51	$7.10	$7.24	$8.78	$8.81
Total investment return (b)	2.83%	10.04%	1.80%	(15.14)%	2.02%	3.14%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.03%††	3.96%	3.72%	1.95%	1.16%	1.57%
Net expenses (c)	1.11%††	1.13%	1.15%	1.12%	1.17%	1.15%
Expenses (before waiver/reimbursement) (c)	1.32%††	1.31%	1.37%	1.25%	1.33%	1.28%
Portfolio turnover rate (d)	45%	74%	130%	170%	51%	89%
Net assets at end of period (in 000's)	$12,353	$12,695	$13,066	$13,974	$17,994	$19,459

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay U.S. Infrastructure Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.47	$7.07	$7.20	$8.74	$8.77	$8.64
Net investment income (loss) (a)	0.12	0.24	0.22	0.11	0.04	0.08
Net realized and unrealized gain (loss)	0.06	0.40	(0.13)	(1.48)	0.07	0.13
Total from investment operations	0.18	0.64	0.09	(1.37)	0.11	0.21
Less distributions:
From net investment income	(0.12)	(0.24)	(0.22)	(0.10)	(0.04)	(0.08)
From net realized gain on investments	—	—	—	(0.07)	(0.10)	—
Total distributions	(0.12)	(0.24)	(0.22)	(0.17)	(0.14)	(0.08)
Net asset value at end of period	$7.53	$7.47	$7.07	$7.20	$8.74	$8.77
Total investment return (b)	2.46%	9.13%	1.19%	(15.84)%	1.27%	2.38%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.31%††	3.22%	2.98%	1.38%	0.42%	0.88%
Net expenses (c)	1.86%††	1.88%	1.91%	1.87%	1.92%	1.90%
Expenses (before waiver/reimbursement) (c)	2.07%††	2.06%	2.13%	2.00%	2.08%	2.02%
Portfolio turnover rate (d)	45%	74%	130%	170%	51%	89%
Net assets at end of period (in 000’s)	$4,815	$5,279	$4,734	$7,037	$6,481	$8,708

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.56	$7.15	$7.28	$8.84	$8.87	$8.73
Net investment income (loss) (a)	0.17	0.33	0.32	0.20	0.15	0.17
Net realized and unrealized gain (loss)	0.06	0.42	(0.13)	(1.49)	0.07	0.16
Total from investment operations	0.23	0.75	0.19	(1.29)	0.22	0.33
Less distributions:
From net investment income	(0.17)	(0.34)	(0.32)	(0.20)	(0.15)	(0.19)
From net realized gain on investments	—	—	—	(0.07)	(0.10)	—
Total distributions	(0.17)	(0.34)	(0.32)	(0.27)	(0.25)	(0.19)
Net asset value at end of period	$7.62	$7.56	$7.15	$7.28	$8.84	$8.87
Total investment return (b)	3.06%	10.54%	2.48%	(14.83)%	2.58%	3.78%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.50%††	4.44%	4.24%	2.47%	1.71%	1.97%
Net expenses (c)	0.60%††	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses (before waiver/reimbursement) (c)	0.64%††	0.68%	0.74%	0.73%	0.71%	0.72%
Portfolio turnover rate (d)	45%	74%	130%	170%	51%	89%
Net assets at end of period (in 000’s)	$915,191	$908,767	$683,014	$297,386	$329,021	$292,000

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay U.S. Infrastructure Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				November 1, 2019^ through October 31,
Class R6	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.56	$7.16	$7.29	$8.84	$8.87	$8.72
Net investment income (loss) (a)	0.17	0.34	0.32	0.20	0.16	0.19
Net realized and unrealized gain (loss)	0.06	0.40	(0.13)	(1.47)	0.07	0.15
Total from investment operations	0.23	0.74	0.19	(1.27)	0.23	0.34
Less distributions:
From net investment income	(0.17)	(0.34)	(0.32)	(0.21)	(0.16)	(0.19)
From net realized gain on investments	—	—	—	(0.07)	(0.10)	—
Total distributions	(0.17)	(0.34)	(0.32)	(0.28)	(0.26)	(0.19)
Net asset value at end of period	$7.62	$7.56	$7.16	$7.29	$8.84	$8.87
Total investment return (b)	3.11%	10.45%	2.55%	(14.66)%	2.65%	3.85%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.59%††	4.51%	4.30%	2.50%	1.77%	2.16%
Net expenses (c)	0.51%††	0.53%	0.53%	0.53%	0.53%	0.53%
Expenses (before waiver/reimbursement) (c)	0.51%††	0.54%	0.56%	0.57%	0.56%	0.58%
Portfolio turnover rate (d)	45%	74%	130%	170%	51%	89%
Net assets at end of period (in 000’s)	$267,691	$253,126	$127,190	$110,457	$149,500	$83,204

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	January 2, 2004
Class R6	November 1, 2019
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. A CDSC of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Investments in Class C shares are subject to a purchase maximum of $250,000. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing

30	NYLI MacKay U.S. Infrastructure Bond Fund

inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
31

Notes to Financial Statements (Unaudited) (continued)
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
In calculating NAV, each closed-end fund is valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on closed-end funds is taken from the exchange where the security is primarily traded. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity. These closed-end funds are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.

32	NYLI MacKay U.S. Infrastructure Bond Fund

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The
33

Notes to Financial Statements (Unaudited) (continued)
Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of April 30, 2025, are shown in the Portfolio of Investments.
(J) Government, Infrastructure Investment and Municipal Bond Risk.  Investments in the Fund are not guaranteed, even though some of the Fund’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Fund’s investment. If interest rates rise, less of the debt may be prepaid and the Fund may lose money because the Fund may be unable to invest in higher yielding assets. The Fund is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Fund’s investments in infrastructure-related securities will expose the Fund to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies.
Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities.
Municipalities continue to experience political, economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund’s net asset value, and/or the distributions paid by the Fund.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of April 30, 2025:
Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts	$(314,507)	$(314,507)
Total Fair Value	$(314,507)	$(314,507)
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(314,507)	$(314,507)
Total Net Change in Unrealized Appreciation (Depreciation)	$(314,507)	$(314,507)

Average Notional Amount	Total
Futures Contracts Short (a)	$(35,015,484)

(a)	Positions were open for two months during the reporting period.

34	NYLI MacKay U.S. Infrastructure Bond Fund

Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.50% up to $500 million; 0.475% from $500 million to $1 billion; and 0.45% in excess of $1 billion. During the six-month period ended April 30, 2025, the effective management fee rate was 0.48% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: Class A, 0.85% and Class R6, 0.53%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class, Class C and Class I shares. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $3,456,446 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $235,596 and paid the Subadvisor fees in the amount of $1,610,425.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily
NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $4,355 and $112, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2025, of $6,117 and $76, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or
35

Notes to Financial Statements (Unaudited) (continued)
small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$178,792	$—
Investor Class	33,873	(9,919)
Class C	13,776	(4,009)
Class I	561,537	—
Class R6	5,116	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$26,496	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,529,394,534	$38,663,549	$(3,479,479)	$35,184,070
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $96,990,757, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$58,082	$38,909
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$50,299,193
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.

36	NYLI MacKay U.S. Infrastructure Bond Fund

Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $817,636 and $637,507, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	15,207,078	$113,228,957
Shares issued to shareholders in reinvestment of distributions	799,461	5,975,366
Shares redeemed	(1,813,396)	(13,503,431)
Net increase (decrease) in shares outstanding before conversion	14,193,143	105,700,892
Shares converted into Class A (See Note 1)	29,697	221,544
Shares converted from Class A (See Note 1)	(47,778)	(355,751)
Net increase (decrease)	14,175,062	$105,566,685
Year ended October 31, 2024:
Shares sold	23,400,715	$176,016,175
Shares issued to shareholders in reinvestment of distributions	483,975	3,612,102
Shares redeemed	(6,358,025)	(47,391,167)
Net increase (decrease) in shares outstanding before conversion	17,526,665	132,237,110
Shares converted into Class A (See Note 1)	131,926	987,536
Shares converted from Class A (See Note 1)	(29,036)	(219,207)
Net increase (decrease)	17,629,555	$133,005,439

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	24,207	$180,658
Shares issued to shareholders in reinvestment of distributions	32,056	240,716
Shares redeemed	(97,438)	(729,155)
Net increase (decrease) in shares outstanding before conversion	(41,175)	(307,781)
Shares converted into Investor Class (See Note 1)	4,787	36,164
Shares converted from Investor Class (See Note 1)	(21,716)	(162,836)
Net increase (decrease)	(58,104)	$(434,453)
Year ended October 31, 2024:
Shares sold	34,886	$260,360
Shares issued to shareholders in reinvestment of distributions	67,731	507,340
Shares redeemed	(190,796)	(1,428,570)
Net increase (decrease) in shares outstanding before conversion	(88,179)	(660,870)
Shares converted into Investor Class (See Note 1)	24,811	185,848
Shares converted from Investor Class (See Note 1)	(85,039)	(641,831)
Net increase (decrease)	(148,407)	$(1,116,853)

Class B(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	8	$117
Shares issued to shareholders in reinvestment of distributions	286	2,128
Shares redeemed	(2,259)	(16,753)
Net increase (decrease) in shares outstanding before conversion	(1,965)	(14,508)
Shares converted from Class B (See Note 1)	(39,576)	(292,914)
Net increase (decrease)	(41,541)	$(307,422)

37

Notes to Financial Statements (Unaudited) (continued)
Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	51,007	$380,377
Shares issued to shareholders in reinvestment of distributions	10,010	74,751
Shares redeemed	(119,729)	(894,039)
Net increase (decrease) in shares outstanding before conversion	(58,712)	(438,911)
Shares converted from Class C (See Note 1)	(8,263)	(61,965)
Net increase (decrease)	(66,975)	$(500,876)
Year ended October 31, 2024:
Shares sold	356,055	$2,643,826
Shares issued to shareholders in reinvestment of distributions	21,877	162,983
Shares redeemed	(310,815)	(2,296,168)
Net increase (decrease) in shares outstanding before conversion	67,117	510,641
Shares converted from Class C (See Note 1)	(30,108)	(225,428)
Net increase (decrease)	37,009	$285,213

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	26,991,492	$203,629,484
Shares issued to shareholders in reinvestment of distributions	2,469,686	18,668,393
Shares redeemed	(29,579,108)	(222,549,921)
Net increase (decrease) in shares outstanding before conversion	(117,930)	(252,044)
Shares converted into Class I (See Note 1)	47,236	355,751
Shares converted from Class I (See Note 1)	(4,388)	(32,907)
Net increase (decrease)	(75,082)	$70,800
Year ended October 31, 2024:
Shares sold	68,053,601	$513,623,452
Shares issued to shareholders in reinvestment of distributions	4,203,580	31,730,900
Shares redeemed	(47,551,110)	(357,361,139)
Net increase (decrease) in shares outstanding before conversion	24,706,071	187,993,213
Shares converted into Class I (See Note 1)	28,732	219,207
Shares converted from Class I (See Note 1)	(1,743)	(13,211)
Net increase (decrease)	24,733,060	$188,199,209

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	5,453,151	$41,043,322
Shares issued to shareholders in reinvestment of distributions	330,405	2,499,096
Shares redeemed	(4,126,995)	(31,009,320)
Net increase (decrease)	1,656,561	$12,533,098
Year ended October 31, 2024:
Shares sold	29,153,580	$218,104,220
Shares issued to shareholders in reinvestment of distributions	590,277	4,452,576
Shares redeemed	(14,039,442)	(105,586,385)
Net increase (decrease)	15,704,415	$116,970,411

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

38	NYLI MacKay U.S. Infrastructure Bond Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
39

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

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the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
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Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
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respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
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The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
46

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
47

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
48

NYLI MacKay Tax Free Bond Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.7%
Long-Term Municipal Bonds 97.2%
Alabama 4.9%
Alabama Housing Finance Authority, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 4/1/55	$ 9,000,000	$ 9,762,824
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series D-1
4.00%, due 7/1/52 (a)	6,300,000	6,297,651
Series B-1
4.00%, due 4/1/53 (a)	19,350,000	19,284,461
Series B
4.27%, due 4/1/53	34,600,000	33,555,796
Series D-3
4.751%, due 6/1/49	9,250,000	9,396,768
Series B-2
5.25%, due 12/1/53 (a)	12,500,000	13,263,266
Series A
5.25%, due 5/1/55 (a)	20,215,000	21,437,306
Series D-1
5.50%, due 6/1/49 (a)	5,805,000	6,072,996
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	59,345,000	59,246,541
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series B-2
5.101%, due 4/1/54	20,000,000	20,309,668
Series B
5.25%, due 7/1/54 (a)	61,025,000	64,780,076
Series B-1
5.75%, due 4/1/54 (a)	16,850,000	18,323,003
Lower Alabama Gas District (The), Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/46	20,795,000	21,777,341
Southeast Alabama Gas Supply District (The), Revenue Bonds (a)
Series B
5.00%, due 6/1/49	3,015,000	3,154,210
Series A
5.00%, due 8/1/54	5,670,000	5,926,863
	Principal Amount	Value

Alabama (continued)
Southeast Energy Authority A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (a)	$ 14,815,000	$ 14,573,544
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 11/1/35	17,250,000	17,772,546
Series C
5.00%, due 5/1/55 (a)	39,090,000	40,940,415
Series C
5.00%, due 11/1/55 (a)	12,855,000	13,487,867
Series A
5.00%, due 1/1/56 (a)	11,935,000	12,241,454
Series B
5.25%, due 3/1/55 (a)	3,110,000	3,282,911
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	25,185,000	25,876,225
		440,763,732
Alaska 0.2%
Alaska Housing Finance Corp., General Mortgage, Revenue Bonds
Series C-II, Insured: GNMA / FNMA / FHLMC
5.75%, due 12/1/52	5,700,000	5,989,420
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Revenue Bonds
5.00%, due 4/1/32	3,050,000	3,055,786
Municipality of Anchorage, Unlimited General Obligation
Series B
5.00%, due 9/1/26	5,340,000	5,369,945
State of Alaska, International Airports System, Revenue Bonds
Series C
5.00%, due 10/1/27 (b)	3,000,000	3,091,493
		17,506,644

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arizona 1.3%
Arizona Board of Regents, Arizona State University, Revenue Bonds
Series A
5.50%, due 7/1/48	$ 7,500,000	$ 7,976,532
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
4.48%, due 1/1/37	5,680,000	5,466,931
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.25%, due 11/1/53	5,325,000	5,368,494
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (a)(b)
4.00%, due 6/1/49	11,100,000	11,042,280
Series 1
5.00%, due 9/1/42	10,180,000	10,344,122
City of Phoenix Civic Improvement Corp., Water System, Revenue Bonds, Junior Lien
Series A
5.00%, due 7/1/44	10,180,000	10,556,337
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Junior Lien
Series B
5.00%, due 7/1/49 (b)	3,485,000	3,486,450
Coconino County Unified School District No. 1, Flagstaff, Unlimited General Obligation
Series B
1.75%, due 7/1/35	2,375,000	1,800,965
Series B
1.75%, due 7/1/36	2,760,000	2,032,936
Gilbert Water Resource Municipal Property Corp., Waterworks & Sewer System, Revenue Bonds, Senior Lien
4.00%, due 7/15/40	23,480,000	23,138,711
4.00%, due 7/15/41	7,915,000	7,740,855
	Principal Amount	Value

Arizona (continued)
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 3/1/55	$ 5,455,000	$ 5,854,560
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series A
4.00%, due 1/1/41	8,000,000	7,313,677
Maricopa County Pollution Control Corp., Public Service Co. of New Mexico, Revenue Bonds
Series A
0.875%, due 6/1/43 (a)	3,855,000	3,680,312
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/45	7,560,000	8,039,281
		113,842,443
Arkansas 0.2%
Arkansas Development Finance Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 1/1/55	4,000,000	4,168,570
Fayetteville School District No. 1, Limited General Obligation
Insured: State Aid Withholding
2.125%, due 6/1/32	3,210,000	2,807,652
Little Rock School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/46	15,230,000	11,592,500
		18,568,722
California 14.0%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/34	5,095,000	3,524,820
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	14,420,000	9,029,240
Series C, Insured: AGM
(zero coupon), due 10/1/52 (c)	14,620,000	8,183,577

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Alameda Corridor Transportation Authority, Revenue Bonds (continued)
Series C, Insured: AGM
5.00%, due 10/1/52	$ 6,200,000	$ 6,398,365
Alameda Corridor Transportation Authority, Revenue Bonds, Senior Lien
Series A, Insured: BAM
(zero coupon), due 10/1/48 (c)	6,000,000	3,431,960
Allan Hancock Joint Community College District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/44 (c)	8,500,000	6,021,443
Antelope Valley Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/50	3,750,000	2,743,044
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/32	6,250,000	6,647,046
Series B
5.00%, due 7/1/34	5,000,000	5,328,668
Series B
5.00%, due 7/1/35	5,000,000	5,295,038
Series B
5.00%, due 7/1/36	5,345,000	5,621,009
Series B
5.00%, due 7/1/38	7,570,000	7,888,277
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B-1
4.00%, due 2/1/52 (a)	11,475,000	11,350,983
Series A
4.00%, due 10/1/52 (a)	8,000,000	8,002,224
Series A-1
4.00%, due 5/1/53 (a)	12,780,000	12,757,197
Series B-2
4.07%, due 2/1/52	5,895,000	5,615,987
Series E-2
4.571%, due 2/1/54	27,500,000	27,532,926
	Principal Amount	Value

California (continued)
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (continued)
Series A-2
4.851%, due 12/1/53	$ 14,250,000	$ 14,451,026
Series B-1
5.00%, due 7/1/53 (a)	15,605,000	16,191,422
Series C
5.00%, due 8/1/55 (a)	26,880,000	28,189,819
Series G
5.00%, due 11/1/55 (a)	21,855,000	22,526,958
Series C
5.25%, due 1/1/54 (a)	48,905,000	50,832,904
California Enterprise Development Authority, County of Riverside, Revenue Bonds
Series A
5.50%, due 11/1/59	8,465,000	9,245,443
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A, Insured: BAM
3.00%, due 4/1/44	2,075,000	1,708,151
Series A
4.00%, due 4/1/49	170,000	177,930
Series A
4.00%, due 4/1/49	4,830,000	4,356,830
California Health Facilities Financing Authority, Sutter Health, Revenue Bonds
Series B
4.00%, due 11/15/41	11,275,000	10,620,475
California Infrastructure & Economic Development Bank, Clean Water and Drinking Water, Revenue Bonds
4.00%, due 10/1/40	5,100,000	5,136,322
California State University, Systemwide, Revenue Bonds
Series C
3.00%, due 11/1/40	4,750,000	3,989,066
Series A
5.00%, due 11/1/42	9,725,000	9,862,711
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series A
3.00%, due 8/1/42	4,000,000	3,203,444
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation (continued)
Series B
3.00%, due 8/1/46	$ 2,725,000	$ 2,096,686
Center Joint Unified School District, Election of 2008, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 8/1/51	4,750,000	3,468,568
Chabot-Las Positas Community College District, Election of 2016, Unlimited General Obligation
Series C
5.25%, due 8/1/48	5,000,000	5,382,516
Chaffey Joint Union High School District, Election of 2012, Unlimited General Obligation
Series C
5.25%, due 8/1/47	5,000,000	5,104,960
City of Los Angeles, Department of Airports, Revenue Bonds (b)
Series D
4.00%, due 5/15/40	2,200,000	2,085,237
Series A
4.00%, due 5/15/41	15,750,000	14,787,500
Series A
5.00%, due 5/15/44	3,535,000	3,537,953
Series A
5.25%, due 5/15/43	10,000,000	10,466,958
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (b)
Series A
4.75%, due 5/15/40	4,620,000	4,622,061
Series A
4.75%, due 5/15/40	1,380,000	1,380,616
Series G
5.00%, due 5/15/47	3,250,000	3,262,106
Series G
5.50%, due 5/15/36	15,175,000	16,409,756
Series G
5.50%, due 5/15/39	3,250,000	3,464,480
Series G
5.50%, due 5/15/40	6,700,000	7,106,776
Series H
5.50%, due 5/15/47	8,150,000	8,484,257
	Principal Amount	Value

California (continued)
City of Los Angeles, Wastewater System, Revenue Bonds
Series A
5.00%, due 6/1/43	$ 3,000,000	$ 3,000,871
City of Oakland, Measure KK, Unlimited General Obligation
Series B-1, Insured: BAM
3.00%, due 1/15/50	6,000,000	4,317,928
Corona-Norco Unified School District, Unlimited General Obligation
Series C
3.00%, due 8/1/44	5,000,000	3,886,248
Fresno Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/43	7,500,000	5,788,581
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
2.587%, due 6/1/29	10,000,000	9,255,762
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.50%, due 8/1/41	2,300,000	2,576,512
Series B
5.50%, due 8/1/42	2,795,000	3,108,174
Series B
5.50%, due 8/1/43	2,500,000	2,764,100
Irvine Facilities Financing Authority, Gateway Preserve Land Acquisition Project, Revenue Bonds
Series A
5.25%, due 5/1/43	3,800,000	3,823,177
Long Beach Unified School District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/41	4,650,000	3,776,285
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series E
5.00%, due 7/1/28	6,965,000	7,220,716
Series D
5.00%, due 7/1/29	70,000	73,255
Series E
5.00%, due 7/1/30	5,220,000	5,505,993

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Los Angeles Department of Water & Power, Power System, Revenue Bonds (continued)
Series A
5.00%, due 7/1/31	$ 5,840,000	$ 6,208,169
Series B
5.00%, due 7/1/31	2,120,000	2,200,232
Series E
5.00%, due 7/1/31	15,000,000	15,945,639
Series A
5.00%, due 7/1/32	1,355,000	1,434,265
Series B
5.00%, due 7/1/32	6,340,000	6,553,490
Series A
5.00%, due 7/1/33	3,020,000	3,094,203
Series B
5.00%, due 7/1/33	6,000,000	6,379,196
Series C
5.00%, due 7/1/33	2,835,000	2,938,591
Series A
5.00%, due 7/1/35	7,000,000	7,430,895
Series E
5.00%, due 7/1/35	12,625,000	13,439,137
Series A
5.00%, due 7/1/36	1,830,000	1,860,400
Series B
5.00%, due 7/1/36	2,605,000	2,746,945
Series C
5.00%, due 7/1/36	2,135,000	2,251,335
Series E
5.00%, due 7/1/36	1,820,000	1,914,372
Series A
5.00%, due 7/1/37	2,130,000	2,160,466
Series E
5.00%, due 7/1/38	7,000,000	7,316,408
Series B
5.00%, due 7/1/39	11,945,000	12,237,967
Series A
5.00%, due 7/1/44	1,205,000	1,221,908
Series D
5.00%, due 7/1/44	6,500,000	6,514,267
Series C
5.00%, due 7/1/45	5,250,000	5,281,257
Series D
5.00%, due 7/1/52	1,535,000	1,528,690
Series E
5.00%, due 7/1/53	5,350,000	5,319,612
	Principal Amount	Value

California (continued)
Los Angeles Department of Water & Power, Power System, Revenue Bonds (continued)
Series A
5.25%, due 7/1/49	$ 6,400,000	$ 6,457,450
Series B
5.25%, due 7/1/53	3,810,000	3,863,111
Series D
6.574%, due 7/1/45	23,625,000	24,670,654
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series A
6.603%, due 7/1/50	48,635,000	51,233,213
Los Angeles Unified School District, Election of 2008, Unlimited General Obligation
Series B-1, Insured: AGM-CR
5.25%, due 7/1/42	20,000,000	20,562,058
Modesto Irrigation District, Domestic Water Project, Revenue Bonds
Series F, Insured: NATL-RE
3.649%, due 9/1/27	4,450,000	4,424,434
Moreno Valley Unified School District, Election 2014, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/46	4,750,000	3,660,940
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/41 (b)	8,500,000	8,512,622
Novato Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/41	2,500,000	2,069,879
Oak Grove School District, Unlimited General Obligation
Series A-2, Insured: BAM
5.00%, due 8/1/52	4,330,000	4,551,435
Oakland Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: AGM
5.25%, due 8/1/48	20,000,000	21,248,998
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AGM
3.00%, due 8/1/47	$ 4,250,000	$ 3,230,659
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	3,000,000	3,120,655
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation
Series A, Insured: AGM
5.00%, due 9/1/26	3,000,000	3,074,870
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 11/1/36	2,750,000	2,892,696
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2, Special Assessment
Series A
5.00%, due 10/1/36	3,195,000	3,258,679
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/47	5,000,000	5,308,390
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (b)	4,990,000	5,246,976
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/48 (b)	7,500,000	7,582,349
San Diego Public Facilities Financing Authority, Water Utility, Revenue Bonds
Series A
5.25%, due 8/1/48	5,250,000	5,587,464
	Principal Amount	Value

California (continued)
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (c)	$ 11,000,000	$ 10,901,540
Series I
5.00%, due 7/1/41	3,750,000	3,825,291
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b)
Series A
5.00%, due 5/1/30	4,000,000	4,215,583
Series A
5.00%, due 5/1/31	10,500,000	11,146,336
Series A
5.00%, due 5/1/31	6,375,000	6,767,418
Series C
5.00%, due 5/1/33	35,000,000	37,289,679
Series A
5.00%, due 5/1/34	7,350,000	7,696,089
Series E
5.00%, due 5/1/50	51,155,000	51,010,405
Series A
5.25%, due 5/1/40	7,500,000	7,918,021
Series A
5.25%, due 5/1/41	23,320,000	24,549,015
Series A
5.25%, due 5/1/43	6,000,000	6,212,319
Series A
5.25%, due 5/1/44	4,580,000	4,719,321
Series A
5.50%, due 5/1/55	51,630,000	54,026,205
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds
Series A
5.00%, due 5/1/44 (b)	10,740,000	10,767,283
San Francisco City & County Public Utilities Commission, Wastewater, Revenue Bonds
Series A
1.00%, due 10/1/25	22,000,000	21,705,686

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
San Francisco Community College District, Election of 2020, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 6/15/26	$ 8,200,000	$ 8,391,259
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/41	1,065,000	890,824
San Mateo Union High School District, Capital Appreciation, Election of 2010, Unlimited General Obligation
Series A
(zero coupon), due 9/1/41 (c)	7,840,000	8,013,038
Santa Clara Unified School District, Election of 2018, Unlimited General Obligation
3.25%, due 7/1/44	16,225,000	13,334,638
Santa Cruz City High School District, Unlimited General Obligation
Series C
2.00%, due 8/1/37	2,870,000	2,192,462
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series C
4.00%, due 7/1/27	3,935,000	3,934,857
Series 1
5.00%, due 7/1/33	3,410,000	3,665,823
Series 1
5.00%, due 7/1/34	3,480,000	3,747,291
Series 1
5.00%, due 7/1/35	7,000,000	7,469,932
Series 1
5.00%, due 7/1/37	5,920,000	6,226,234
Series 1
5.00%, due 7/1/40	7,225,000	7,498,779
Series A-1
5.00%, due 7/1/48	11,780,000	11,822,555
Series 1
5.00%, due 7/1/53	15,890,000	15,891,813
Series A-1
5.25%, due 7/1/53	11,930,000	12,137,127
	Principal Amount	Value

California (continued)
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/33	$ 4,000,000	$ 4,300,086
Southern Mono Health Care District, Election of 2001, Unlimited General Obligation
Series B, Insured: NATL-RE
(zero coupon), due 8/1/32	2,600,000	1,949,181
Series B, Insured: NATL-RE
(zero coupon), due 8/1/33	2,505,000	1,805,752
State of California, Various Purpose, Unlimited General Obligation
3.00%, due 10/1/36	510,000	462,900
3.00%, due 4/1/52	3,690,000	2,789,918
5.00%, due 10/1/41	16,065,000	16,955,041
State of California, Unlimited General Obligation
7.35%, due 11/1/39	5,740,000	6,689,601
7.60%, due 11/1/40	9,615,000	11,683,972
7.625%, due 3/1/40	15,600,000	18,738,796
Sunnyvale School District, Election of 2013, Unlimited General Obligation
Series C
3.00%, due 9/1/44	6,750,000	5,431,611
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation
Series D
3.00%, due 8/1/47	3,750,000	2,840,823
Twin Rivers Unified School District, Election 2006, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/32	4,370,000	3,363,500
University of California, Revenue Bonds
Series AR
5.00%, due 5/15/41	12,260,000	12,383,426
Val Verde Unified School District, Election of 2012, Unlimited General Obligation
Series F, Insured: AGM
3.00%, due 8/1/47	8,910,000	6,677,387
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Yosemite Community College District, Service Area Nos. 2005-108 & 2005-109 Special Tax Refunding Bonds, Unlimited General Obligation
Series D
(zero coupon), due 8/1/42 (c)	$ 20,655,000	$ 16,700,191
		1,249,896,321
Colorado 2.5%
Adams County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/1/40	5,910,000	6,021,857
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.30%, due 12/15/28	5,790,000	5,471,971
City & County of Denver, Board of Water Commissioners, Revenue Bonds
Series A
3.00%, due 9/15/42	6,285,000	4,957,375
Series A
3.00%, due 9/15/47	11,725,000	8,742,357
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
4.00%, due 12/1/43	3,470,000	3,138,243
Series A
5.00%, due 12/1/34	6,000,000	6,396,985
Series A
5.00%, due 12/1/36	8,505,000	8,647,043
Series A
5.00%, due 12/1/37	15,675,000	15,887,870
Series A
5.00%, due 12/1/43	4,915,000	4,916,070
Series A
5.00%, due 12/1/48	3,790,000	3,776,998
Series A
5.50%, due 11/15/35	5,250,000	5,814,854
Series A
5.50%, due 11/15/40	17,760,000	19,190,373
Series D
5.75%, due 11/15/38	3,000,000	3,315,510
	Principal Amount	Value

Colorado (continued)
City & County of Denver, Convention Center Expansion Project, Certificate of Participation
Series A
5.375%, due 6/1/43	$ 12,875,000	$ 13,023,250
City of Colorado Springs, Utilities System, Revenue Bonds
Series B
5.25%, due 11/15/52	10,000,000	10,496,018
Series A
5.25%, due 11/15/54	4,895,000	5,178,298
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
3.00%, due 11/15/51	7,725,000	5,430,494
Series B
5.00%, due 11/15/29	2,500,000	2,693,354
Series A-1
5.00%, due 11/15/59 (a)	4,625,000	4,906,316
Colorado Health Facilities Authority, Intermountain Healthcare, Inc., Revenue Bonds
Series B
4.00%, due 1/1/40	3,000,000	2,825,983
Colorado Health Facilities Authority, Adventist Health System, Revenue Bonds
Series A
4.00%, due 11/15/48	15,000,000	13,189,530
Colorado Housing and Finance Authority, Revenue Bonds
Series B, Insured: GNMA
3.00%, due 5/1/51 (b)	3,290,000	3,223,597
Colorado Housing and Finance Authority, Sustainable Bonds, Revenue Bonds
Series B, Class 1, Insured: GNMA
3.25%, due 5/1/52	6,220,000	6,101,746
Gunnison Watershed School District No. Re 1J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/47	14,150,000	14,816,946

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Regional Transportation District Sales Tax, Fastracks Project, Revenue Bonds
Series A
5.00%, due 11/1/31	$ 6,500,000	$ 7,217,831
State of Colorado, Certificate of Participation
Series A
5.00%, due 12/15/30	3,335,000	3,642,984
Series J
5.25%, due 3/15/42	18,500,000	18,750,912
6.00%, due 12/15/40	5,025,000	5,753,850
6.00%, due 12/15/41	4,560,000	5,172,942
		218,701,557
Connecticut 1.3%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds
Series C-2
2.80%, due 7/1/57 (a)	9,400,000	9,357,379
New Canaan Housing Authority, HANC Lakeview LLC, Revenue Bonds
Series A, Insured: FNMA
4.00%, due 12/1/34	10,000,000	9,638,624
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/37	6,420,000	5,637,252
Series F
5.00%, due 9/15/28	6,610,000	7,016,697
State of Connecticut, Special Tax
Series A
3.125%, due 5/1/40	11,355,000	9,572,272
State of Connecticut, Transportation Infrastructure, Special Tax, Special Tax
Series A
5.25%, due 7/1/40	20,420,000	22,402,463
Series A
5.25%, due 7/1/41	18,980,000	20,664,036
Series A
5.25%, due 7/1/42	25,220,000	27,302,494
	Principal Amount	Value

Connecticut (continued)
Waterbury Housing Authority, Laurel Estates Preservation Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FHLMC
4.50%, due 2/1/42	$ 3,875,000	$ 3,890,647
		115,481,864
Delaware 0.3%
Delaware State Housing Authority, Revenue Bonds, Senior Lien
Series A, Insured: GNMA / FNMA / FHLMC
4.55%, due 7/1/45	3,250,000	3,215,455
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/56	8,740,000	9,446,946
Delaware State Housing Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/55	5,780,000	6,191,511
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/55	11,485,000	12,454,387
		31,308,299
District of Columbia 1.3%
District of Columbia, Revenue Bonds
Series A
5.50%, due 7/1/47	6,250,000	6,634,317
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 10/1/52	10,000,000	8,768,557
Series B
6.50%, due 10/1/44 (c)	6,040,000	6,434,231
Series B
6.50%, due 10/1/44 (c)	2,600,000	2,769,702
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Second Lien
Series C, Insured: AGC
6.50%, due 10/1/41 (c)	6,730,000	7,043,303
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
District of Columbia (continued)
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	$ 13,000,000	$ 13,708,344
Series A
5.00%, due 10/1/30	6,000,000	6,374,465
Series A
5.00%, due 10/1/31	8,000,000	8,562,766
Series A
5.00%, due 10/1/32	16,945,000	18,224,397
Series A
5.00%, due 10/1/35	3,955,000	4,079,535
Series A
5.25%, due 10/1/48	5,000,000	5,093,606
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds
Series A
5.00%, due 10/1/30 (b)	3,840,000	4,021,379
Metropolitan Washington Airports Authority, Revenue Bonds
Series A
5.00%, due 10/1/30 (b)	5,850,000	6,215,103
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds
Series A
4.00%, due 7/15/39	5,600,000	5,468,206
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds, Second Lien
Series A
5.00%, due 7/15/48	5,000,000	5,157,606
Series A
5.25%, due 7/15/53	10,000,000	10,448,164
		119,003,681
Florida 5.6%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics Obligated Group, Revenue Bonds
Series A
3.811%, due 12/1/37	15,635,000	15,210,593
	Principal Amount	Value

Florida (continued)
City of Cape Coral, Water & Sewer, Revenue Bonds
Insured: BAM
4.00%, due 10/1/42	$ 13,555,000	$ 12,914,896
City of Fort Lauderdale, Parks and Recreation Project, Unlimited General Obligation
Series A
5.00%, due 7/1/48	4,255,000	4,453,231
City of Gainesville, Utilities System, Revenue Bonds
Series A
5.00%, due 10/1/44	70,000	75,292
City of South Miami, Miami Health Facilities Authority, Inc., Revenue Bonds
5.00%, due 8/15/42	5,715,000	5,752,658
Collier County Industrial Development Authority, NCH Healthcare System, Inc. Obligated Group, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/49	5,500,000	5,612,166
County of Brevard, Solid Waste Management System, Revenue Bonds
5.50%, due 9/1/53	8,720,000	9,371,688
County of Broward, Airport System, Revenue Bonds
5.00%, due 10/1/42 (b)	5,045,000	5,063,686
County of Hillsborough, Utility, Revenue Bonds
3.00%, due 8/1/40	4,000,000	3,217,781
County of Lee, Airport, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	11,000,000	11,530,734
Series B
5.00%, due 10/1/46	4,750,000	4,755,455
5.25%, due 10/1/38	5,000,000	5,362,851
5.25%, due 10/1/39	3,240,000	3,454,063
5.25%, due 10/1/54	38,015,000	38,359,336
County of Miami-Dade, Revenue Bonds
(zero coupon), due 10/1/42	6,200,000	2,834,893
Series A
5.00%, due 10/1/31 (b)	5,750,000	6,117,389

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Insured: BAM
3.00%, due 10/1/36	$ 2,100,000	$ 1,895,777
Series B, Insured: BAM
4.00%, due 10/1/49	16,690,000	14,822,337
County of Miami-Dade, Transit System, Revenue Bonds
3.00%, due 7/1/37	4,000,000	3,544,797
4.00%, due 7/1/32	3,790,000	3,797,685
County of Miami-Dade, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/33	22,750,000	24,252,915
Series B
5.00%, due 10/1/40	8,020,000	8,057,617
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AGM
5.75%, due 9/1/54	21,395,000	22,855,784
County of Sarasota, Utility System, Revenue Bonds
5.25%, due 10/1/52	12,045,000	12,579,919
Florida Housing Finance Corp., Revenue Bonds
Series 2, Insured: GNMA / FNMA / FHLMC
4.25%, due 7/1/37	2,750,000	2,730,577
Florida State Board of Governors, University of North Florida Dormitory Facilities Revenue, Revenue Bonds
Series A, Insured: BAM
5.00%, due 11/1/48	4,940,000	5,079,166
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A
4.00%, due 10/1/35	3,000,000	2,932,285
Series A
5.00%, due 10/1/47	3,335,000	3,339,195
5.25%, due 10/1/49	2,410,000	2,480,800
5.25%, due 10/1/51	8,090,000	8,260,641
	Principal Amount	Value

Florida (continued)
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds
Series B
5.50%, due 10/1/54 (b)	$ 30,235,000	$ 31,619,382
Hillsborough County Industrial Development Authority, BayCare Obligated Group, Revenue Bonds
Series C
5.50%, due 11/15/54	9,985,000	10,690,773
JEA Water & Sewer System, Revenue Bonds
Series A
5.50%, due 10/1/54	22,655,000	24,297,318
Lee County, Airport, Revenue Bonds
Insured: AGC
5.25%, due 10/1/54 (b)	12,000,000	12,225,392
Miami-Dade County Health Facilities Authority, Nicklaus Children's Hospital Project, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 8/1/51	5,000,000	4,597,722
North Broward Hospital District, Revenue Bonds
Series B
5.00%, due 1/1/42	6,500,000	6,502,133
Okaloosa Gas District, Revenue Bonds
Series B, Insured: AGM
5.00%, due 10/1/43	7,900,000	8,334,476
Series B, Insured: AGM
5.25%, due 10/1/44	5,375,000	5,754,101
Orange County Health Facilities Authority, Orlando Health, Revenue Bonds
Series A
4.00%, due 10/1/49	4,185,000	3,640,704
Insured: AGC-CR
4.00%, due 10/1/52	7,000,000	6,105,146
School Board of Miami-Dade County (The), Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 3/15/35	6,060,000	6,567,473
Series A, Insured: BAM
5.00%, due 3/15/52	5,755,000	5,927,537
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	18,060,000	13,139,391
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
South Broward Hospital District, Revenue Bonds (continued)
Series A, Insured: BAM
3.00%, due 5/1/51	$ 21,200,000	$ 15,807,104
4.00%, due 5/1/48	13,135,000	11,640,527
St. Lucie County Housing Finance Authority, Live Oak Preservations Ltd., Revenue Bonds
Insured: FNMA
4.45%, due 1/1/41	8,385,000	8,304,036
State of Florida, Department of Transportation Turnpike System, Revenue Bonds
Series B
3.00%, due 7/1/49	3,750,000	2,789,337
Series C
3.00%, due 7/1/51	5,000,000	3,607,335
State of Florida, Unlimited General Obligation
Series E
3.10%, due 6/1/28	7,235,000	7,082,161
Tampa Bay Water, Revenue Bonds
Series A
4.00%, due 10/1/28	4,500,000	4,502,805
Series A
5.25%, due 10/1/54	4,105,000	4,307,888
Village Community Development District No. 8, Special Assessment
Insured: AGM
3.50%, due 5/1/40	4,835,000	4,477,107
West Palm Beach Community Redevelopment Agency, City center community redevelopment, Tax Allocation
Insured: AGM-CR
5.00%, due 3/1/34	8,450,000	8,865,133
Insured: AGM-CR
5.00%, due 3/1/35	9,020,000	9,452,647
Wildwood Utility Dependent District, 2023 Project, Revenue Bonds
Insured: AGM
5.25%, due 10/1/43	10,250,000	10,879,936
Insured: AGM
5.50%, due 10/1/53	14,000,000	14,877,929
		496,711,700
	Principal Amount	Value

Georgia 3.8%
Augusta Development Authority, WellStar Health System Project, Revenue Bonds
Series A, Insured: AGM
5.125%, due 4/1/53	$ 5,400,000	$ 5,508,003
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/44	32,995,000	29,887,693
Series A
4.00%, due 7/1/49	15,865,000	13,934,653
City of Atlanta, Airport Passenger Facility Charge, Revenue Bonds, Sub. Lien (b)
Series D
4.00%, due 7/1/35	5,820,000	5,702,300
Series D
4.00%, due 7/1/38	3,500,000	3,332,089
City of Atlanta, Airport Passenger Facility Charge, Revenue Bonds
Series E
5.00%, due 7/1/33 (b)	2,750,000	2,964,282
City of Atlanta, Water & Wastewater, Revenue Bonds
5.00%, due 11/1/29	4,250,000	4,256,825
City of Atlanta, Public Improvement, Unlimited General Obligation
Series A-1
5.00%, due 12/1/42	11,750,000	12,461,233
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System, Revenue Bonds
4.00%, due 8/15/48	4,185,000	3,744,751
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds, Second Series
Series 2
3.375%, due 11/1/48 (a)	5,650,000	5,615,320
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds (a)
Series 4
3.80%, due 10/1/32	2,000,000	2,010,686
Series 4
3.80%, due 10/1/32	2,000,000	2,009,033

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Revenue Bonds
Series A
2.50%, due 2/15/51	$ 8,500,000	$ 5,246,487
Series B, Insured: County Guaranteed
5.50%, due 2/15/42	9,290,000	9,431,464
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Revenue Bonds
Series A
4.00%, due 2/15/51	2,000,000	1,693,603
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System Obligated Group, Revenue Bonds
5.00%, due 10/15/30	8,000,000	8,633,323
Georgia Housing & Finance Authority, Revenue Bonds
Series B
3.55%, due 12/1/42	5,500,000	4,843,109
Georgia Ports Authority, Revenue Bonds
5.25%, due 7/1/43	4,695,000	4,996,499
5.25%, due 7/1/52	3,250,000	3,398,221
Griffin-Spalding County Hospital Authority, WellStar Health System, Revenue Bonds
4.00%, due 4/1/42	3,440,000	3,128,313
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 3/1/50 (a)	2,975,000	2,976,019
Series C
4.00%, due 5/1/52 (a)	18,285,000	18,213,615
Series A
4.00%, due 7/1/52 (a)	21,645,000	21,635,717
Series A
4.00%, due 9/1/52 (a)	18,500,000	18,348,603
Series A
5.00%, due 5/15/34	2,750,000	2,796,154
Series A
5.00%, due 5/15/37	2,265,000	2,345,711
Series A
5.00%, due 6/1/53 (a)	3,000,000	3,104,909
	Principal Amount	Value

Georgia (continued)
Main Street Natural Gas, Inc., Revenue Bonds (continued)
Series B
5.00%, due 7/1/53 (a)	$ 12,750,000	$ 13,294,663
Series D
5.00%, due 4/1/54 (a)	10,000,000	10,507,441
Series A
5.00%, due 5/1/54 (a)	11,250,000	11,836,334
Series E
5.00%, due 5/1/55 (a)	22,680,000	23,552,715
Series A
5.50%, due 9/15/27	8,860,000	9,196,668
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds
Series A
5.00%, due 7/1/46	6,140,000	6,502,541
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 1/1/41	2,545,000	2,427,612
Series A
4.00%, due 1/1/49	4,850,000	4,281,307
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	5,500,000	4,826,885
Series A
5.00%, due 1/1/39	10,000,000	10,212,901
Series A, Insured: AGM
5.00%, due 7/1/55	4,800,000	4,910,985
Series A
5.25%, due 7/1/64	5,000,000	5,156,413
Municipal Electric Authority of Georgia, Revenue Bonds
Series HH
5.00%, due 1/1/29	3,825,000	3,982,160
Series HH
5.00%, due 1/1/37	3,695,000	3,801,843
Series A
5.50%, due 7/1/64	8,415,000	8,675,718
Municipal Electric Authority of Georgia, Power, Revenue Bonds
Series HH
5.00%, due 1/1/36	3,515,000	3,623,146
Series HH
5.00%, due 1/1/44	2,700,000	2,731,424
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A
5.00%, due 1/1/63	$ 4,520,000	$ 4,491,443
		336,230,814
Guam 0.1%
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	5,000,000	4,954,653
Hawaii 0.3%
State of Hawaii, Revenue Bonds
Series A
4.00%, due 7/1/31 (b)	10,420,000	10,303,868
State of Hawaii, Unlimited General Obligation
Series FK
4.00%, due 5/1/32	80,000	80,598
State of Hawaii, Airports System, Revenue Bonds
Series B
5.00%, due 7/1/49	4,470,000	4,636,802
Series A
5.50%, due 7/1/54 (b)	4,000,000	4,194,365
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
Insured: AGM-CR
3.50%, due 10/1/49 (b)	5,675,000	4,410,623
		23,626,256
Idaho 0.3%
Boise State University, Revenue Bonds
Series A
5.25%, due 4/1/53	3,600,000	3,742,156
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.45%, due 1/1/44	6,950,000	6,819,679
Series A, Insured: GNMA / FNMA / FHLMC
4.60%, due 1/1/49	5,515,000	5,408,443
	Principal Amount	Value

Idaho (continued)
Idaho Housing & Finance Association, Department of Transportation, Transportation Expansion & Congestion, Revenue Bonds
Series A
5.25%, due 8/15/48	$ 7,010,000	$ 7,404,072
		23,374,350
Illinois 6.7%
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/26	17,245,000	16,173,075
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/27	7,000,000	7,195,529
Series A, Insured: AGM
5.00%, due 12/1/34	3,000,000	3,069,394
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.75%, due 4/1/48	18,650,000	19,600,529
6.00%, due 4/1/46	16,560,000	16,878,306
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 1/1/36	8,100,000	8,129,003
Series A
4.00%, due 1/1/36	16,215,000	16,097,049
Series A, Insured: BAM
4.00%, due 1/1/43 (b)	13,500,000	12,204,688
Series D, Insured: AGM
5.00%, due 1/1/38	4,750,000	5,064,912
Series D
5.00%, due 1/1/52 (b)	3,250,000	3,232,030
Series A, Insured: AGM
5.50%, due 1/1/53 (b)	23,525,000	24,158,759
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
4.50%, due 1/1/48 (b)	4,725,000	4,458,677
Series E
5.00%, due 1/1/28 (b)	18,345,000	18,994,294
Series C
5.00%, due 1/1/35 (b)	1,365,000	1,455,142

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien (continued)
Series A
5.50%, due 1/1/53 (b)	$ 5,960,000	$ 6,193,632
Series B
5.50%, due 1/1/59	17,500,000	18,425,930
Chicago O'Hare International Airport, Senior Lien, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/37 (b)	5,000,000	5,083,905
Chicago Park District, Limited Tax, Limited General Obligation
Series C
4.00%, due 1/1/35	4,000,000	3,932,890
City of Chicago, Unlimited General Obligation
Series B
4.00%, due 1/1/37	4,750,000	4,361,459
Series A
5.00%, due 1/1/32	1,400,000	1,456,837
Series A
6.00%, due 1/1/38	36,550,000	37,248,514
Series A, Insured: BAM
6.00%, due 1/1/38	5,000,000	5,115,677
City of Chicago, Waterworks, Revenue Bonds, Second Lien
5.00%, due 11/1/28	3,750,000	3,815,903
Series A, Insured: AGM
5.25%, due 11/1/48	6,000,000	6,309,457
Series A, Insured: AGM
5.50%, due 11/1/62	8,500,000	8,956,519
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AGM
5.25%, due 1/1/42	3,750,000	3,786,056
Series A, Insured: AGM
5.50%, due 1/1/62	7,240,000	7,550,151
City of Chicago, Wastewater Transmission, Revenue Bonds, Second Lien
Series A, Insured: AGM
5.25%, due 1/1/58	2,950,000	3,047,235
	Principal Amount	Value

Illinois (continued)
City of Springfield, Electric, Revenue Bonds, Senior Lien
Insured: BAM
3.00%, due 3/1/37	$ 22,825,000	$ 20,018,443
Cook County High School District No. 209, Proviso Township, Limited General Obligation
Series B, Insured: AGM
4.00%, due 12/1/38	3,000,000	2,868,027
County of Cook, Sales Tax, Revenue Bonds
4.00%, due 11/15/37	4,250,000	4,153,939
Illinois Finance Authority, Maine Township High School District No. 207, Revenue Bonds
4.00%, due 12/1/37	3,500,000	3,439,523
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds
Series B
4.00%, due 8/15/41	3,500,000	3,203,674
Illinois Finance Authority, Northwestern Memorial Healthcare, Revenue Bonds
Series A
4.00%, due 7/15/47	16,660,000	14,945,751
Illinois Finance Authority, Endeavor Health Clinical Operations Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/28	3,000,000	3,168,920
Illinois Finance Authority, Silver Cross Hospital Obligated Group, Revenue Bonds
Series C
5.00%, due 8/15/44	10,000,000	9,726,864
Illinois Housing Development Authority, Sustainable Bonds, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.70%, due 10/1/44	10,250,000	10,372,050
Illinois Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/54	6,700,000	7,173,015
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Illinois Housing Development Authority, Revenue Bonds (continued)
Series I, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/55	$ 5,000,000	$ 5,483,035
Illinois Municipal Electric Agency, Revenue Bonds
Series A
4.00%, due 2/1/34	5,650,000	5,510,264
Illinois State Toll Highway Authority, Revenue Bonds
Series C
5.00%, due 1/1/39	5,250,000	5,221,215
Kane County Forest Preserve District, Unlimited General Obligation
Series C
3.00%, due 12/15/26	2,880,000	2,858,660
Lake County Community High School District No. 115, Lake Forest, Unlimited General Obligation
4.25%, due 11/1/41	7,260,000	7,295,957
4.50%, due 11/1/42	7,585,000	7,701,731
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 6/15/35	17,500,000	11,139,721
Series A, Insured: NATL-RE
(zero coupon), due 6/15/36	27,500,000	16,515,213
Series B-1, Insured: AGM
(zero coupon), due 6/15/43	10,000,000	4,077,563
Northern Illinois Municipal Power Agency, Revenue Bonds
Series A
5.00%, due 12/1/41	5,125,000	5,168,196
Regional Transportation Authority, Revenue Bonds
Series A
5.00%, due 6/1/37	3,000,000	3,281,250
Rock Island County Public Building Commission, County of Rock Island, Revenue Bonds
Insured: AGM
5.00%, due 12/1/36	2,145,000	2,199,341
	Principal Amount	Value

Illinois (continued)
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.00%, due 1/1/48	$ 8,750,000	$ 7,652,741
Series A
5.00%, due 1/1/28	3,685,000	3,829,703
Series C
5.25%, due 1/1/34	7,500,000	7,859,986
Series C, Insured: BAM
5.25%, due 1/1/48	35,150,000	35,988,338
Sangamon County School District No. 186, Springfield, Unlimited General Obligation
Insured: AGM
5.50%, due 6/1/58	9,475,000	9,961,803
State of Illinois, Unlimited General Obligation
Series B
5.00%, due 3/1/26	4,000,000	4,051,479
Series D
5.00%, due 11/1/26	7,375,000	7,538,488
5.00%, due 2/1/27	3,980,000	4,082,426
Series D
5.00%, due 11/1/27	10,000,000	10,347,043
5.00%, due 1/1/28	5,155,000	5,200,362
Series D
5.00%, due 11/1/28	6,280,000	6,483,821
Series A
5.00%, due 12/1/34	4,500,000	4,599,015
Series A
5.50%, due 3/1/47	4,750,000	4,893,839
Series A
6.00%, due 5/1/27	8,190,000	8,571,470
United City of Yorkville, Service Area Nos. 2005-108 & 2005-109 Special Tax Refunding Bonds, Special Tax
Insured: AGM
5.00%, due 3/1/32	2,999,000	3,036,504
Village of Bellwood, Unlimited General Obligation
Insured: AGM
5.00%, due 12/1/29	1,500,000	1,513,973
Village of Rosemont, Corporate Purpose, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/40	6,790,000	6,935,662

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Village of Schaumburg, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/41	$ 32,050,000	$ 30,203,340
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.50%, due 1/1/49	6,210,000	6,567,397
		596,835,294
Indiana 1.2%
Crown Point Multi School Building Corp., Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/40	18,375,000	19,204,854
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series L
0.70%, due 12/1/46 (a)	5,000,000	4,868,165
Series A
5.00%, due 10/1/41	7,750,000	8,225,197
Series A
5.00%, due 10/1/53	4,150,000	4,233,464
Series B-2
5.00%, due 10/1/60 (a)	9,000,000	9,732,746
Indiana Finance Authority, CWA Authority, Inc., Revenue Bonds, First Lien
Series B
5.25%, due 10/1/47	13,695,000	14,255,676
Indiana Housing & Community Development Authority, Revenue Bonds
Series A-1, Insured: GNMA / FNMA / FHLMC
5.75%, due 7/1/53	2,515,000	2,647,440
Indiana Municipal Power Agency, Revenue Bonds
Series A
5.00%, due 1/1/42	15,425,000	15,512,123
Series A, Insured: AGC
5.00%, due 1/1/43	11,000,000	11,583,600
Series A
5.50%, due 1/1/47	8,115,000	8,532,416
	Principal Amount	Value

Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (b)
Series I
5.00%, due 1/1/28	$ 4,350,000	$ 4,350,640
Series I
5.00%, due 1/1/29	3,500,000	3,500,545
		106,646,866
Iowa 0.6%
Ames Community School District, Unlimited General Obligation
1.875%, due 6/1/36	4,000,000	2,964,276
1.875%, due 6/1/37	4,000,000	2,879,364
City of Des Moines, Unlimited General Obligation
Series F
2.00%, due 6/1/37	4,450,000	3,297,410
PEFA, Inc., Gas Project, Revenue Bonds
5.00%, due 9/1/49 (a)	14,795,000	14,996,557
State of Iowa Board of Regents, University of Iowa Health Care's Hospital System, Revenue Bonds
Series A
4.50%, due 9/1/48	7,925,000	7,669,932
Series A
4.75%, due 9/1/50	15,810,000	15,625,366
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/35	4,000,000	3,100,567
Series B
2.00%, due 6/1/37	4,265,000	3,135,723
Series B
2.00%, due 6/1/38	5,370,000	3,844,039
		57,513,234
Kansas 0.1%
City of Hutchinson, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	565,000	561,803
5.00%, due 12/1/28	410,000	403,117
5.00%, due 12/1/30	500,000	483,649
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Kansas (continued)
City of Topeka, Combined Utility, Revenue Bonds
Series A
4.00%, due 8/1/48	$ 5,375,000	$ 4,895,908
		6,344,477
Kentucky 0.7%
County of Carroll, Kentucky Utilities Co., Revenue Bonds
Series B
2.125%, due 10/1/34 (b)	7,500,000	5,856,992
Kentucky Housing Corp., Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	5,000,000	5,479,443
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series C-1
4.00%, due 12/1/49 (a)	7,000,000	7,002,552
Series C
4.00%, due 2/1/50 (a)	8,640,000	8,626,211
Series A-1
4.00%, due 8/1/52 (a)	9,125,000	9,082,918
Series A-2
4.121%, due 8/1/52	17,500,000	17,308,930
Series A
5.00%, due 5/1/55 (a)	8,830,000	9,174,087
		62,531,133
Louisiana 0.6%
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax
5.50%, due 7/15/53	15,945,000	16,608,376
Louisiana Housing Corp., Sustainable Bonds, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
3.25%, due 6/1/52	1,190,000	1,167,908
Louisiana Housing Corp., Home Ownership Program, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 12/1/55	10,500,000	11,450,903
	Principal Amount	Value

Louisiana (continued)
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
4.00%, due 5/15/42	$ 4,250,000	$ 3,990,802
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, Revenue Bonds, Senior Lien (b)
5.50%, due 9/1/54	7,985,000	8,185,325
5.50%, due 9/1/59	6,610,000	6,760,941
Louisiana Public Facilities Authority, Calcasieu Bridge Partners LLC, Revenue Bonds, Senior Lien
5.75%, due 9/1/64 (b)	4,175,000	4,334,258
		52,498,513
Maine 0.0% ‡
Maine State Housing Authority, Revenue Bonds
Series D
2.65%, due 11/15/46	2,380,000	1,591,808
Maryland 0.3%
County of Frederick, Public Facilities Project, Unlimited General Obligation
Series A
1.75%, due 10/1/36	5,630,000	4,184,765
Maryland Community Development Administration, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/54	5,765,000	6,209,638
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/34	4,250,000	4,429,252
State of Maryland, Department of Transportation, Revenue Bonds
3.00%, due 11/1/30	9,410,000	9,120,961
3.00%, due 11/1/31	6,375,000	6,129,719
		30,074,335

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Massachusetts 0.9%
Boston Water & Sewer Commission, Revenue Bonds
Series B
3.00%, due 11/1/41	$ 8,500,000	$ 6,983,502
City of Worcester, Limited General Obligation
Insured: AGM
3.00%, due 2/1/37	2,750,000	2,414,828
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series B
3.00%, due 2/1/48	31,045,000	22,956,840
Series C
3.00%, due 3/1/49	13,250,000	9,609,395
Series B
3.00%, due 4/1/49	7,465,000	5,458,433
Commonwealth of Massachusetts, Consolidated Loan, Unlimited General Obligation
Series C
5.00%, due 10/1/52	5,500,000	5,637,603
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	11,500,000	9,023,755
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/28	2,000,000	2,063,172
Series B
5.00%, due 7/1/30	3,960,000	4,150,459
Massachusetts Housing Finance Agency, Revenue Bonds
Series 222, Insured: GNMA / FNMA / FHLMC
2.30%, due 12/1/41	4,115,000	2,880,287
Town of Belmont, Limited General Obligation
2.00%, due 6/1/34	3,175,000	2,642,454
Town of Middleton, Limited General Obligation
2.00%, due 12/15/39	2,675,000	1,911,674
	Principal Amount	Value

Massachusetts (continued)
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/39	$ 4,430,000	$ 3,379,637
		79,112,039
Michigan 1.5%
City of Lansing, Unlimited General Obligation
Series B, Insured: AGM
5.00%, due 6/1/48	4,000,000	4,110,485
Detroit City School District, School Building & Site Improvement, Unlimited General Obligation
Series A, Insured: AGM
5.25%, due 5/1/32	3,575,000	3,931,449
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	3,000,000	3,024,448
Series B
5.50%, due 7/1/52	7,470,000	7,784,573
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Senior Lien
Series A
5.25%, due 7/1/52	5,000,000	5,196,974
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series C
5.25%, due 7/1/33	7,175,000	7,290,431
Series C
5.25%, due 7/1/35	8,175,000	8,286,325
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Second Lien
Series B
5.50%, due 7/1/52	6,305,000	6,644,749
Holly Area School District, Unlimited General Obligation
Series I, Insured: Q-SBLF
5.25%, due 5/1/48	3,415,000	3,558,031
Lapeer Community Schools, Unlimited General Obligation
Insured: AGM
5.25%, due 5/1/46	9,000,000	9,413,484
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI-3
3.75%, due 12/1/38 (a)	$ 7,000,000	$ 7,097,371
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds
Series MI-2
3.875%, due 12/1/44 (a)(d)	11,000,000	11,001,797
Michigan Finance Authority, McLaren Health Care Corp., Revenue Bonds
Series A
4.00%, due 2/15/44	8,500,000	7,745,007
Michigan Finance Authority, Trinity Health Corp. Obligated Group, Revenue Bonds
Series MI
4.00%, due 12/1/45	7,725,000	6,955,292
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	4,660,000	4,655,627
Michigan Finance Authority, Provident Group - HFH Energy LLC, Revenue Bonds
5.50%, due 2/28/49	2,375,000	2,506,410
Michigan State Housing Development Authority, Rental Housing, Revenue Bonds
Series A
3.75%, due 4/1/27	8,020,000	7,957,489
Michigan State Housing Development Authority, Revenue Bonds
Series A
4.35%, due 10/1/47	9,095,000	8,671,645
Southgate Community School District, Unlimited General Obligation
Series II, Insured: Q-SBLF
5.25%, due 5/1/49	9,440,000	9,900,253
State of Michigan, Trunk Line, Revenue Bonds
Series A
4.00%, due 11/15/44	8,500,000	7,910,323
		133,642,163
	Principal Amount	Value

Minnesota 0.9%
County of Washington, Unlimited General Obligation
Series A
2.25%, due 2/1/28	$ 5,075,000	$ 4,850,696
Elk River Independent School District No. 728, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.25%, due 2/1/36	5,250,000	4,247,103
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	9,000,000	7,191,448
Minneapolis-St Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/28 (b)	5,000,000	5,176,967
Minnesota Housing Finance Agency, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
2.80%, due 1/1/44	2,915,000	2,110,697
Series D, Insured: GNMA / FNMA / FHLMC
3.00%, due 1/1/52	5,220,000	5,092,955
Series U, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	20,430,000	22,673,802
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds
Series R, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	5,700,000	6,142,806
Moorhead Independent School District No. 152, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	8,000,000	6,371,614
State of Minnesota, Unlimited General Obligation
Series B
1.625%, due 8/1/37	4,000,000	2,791,901
White Bear Lake Independent School District No. 624, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/39	8,300,000	6,447,672

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Minnesota (continued)
White Bear Lake Independent School District No. 624, Unlimited General Obligation (continued)
Series A, Insured: SD CRED PROG
2.50%, due 2/1/40	$ 8,105,000	$ 6,133,770
Series A, Insured: SD CRED PROG
3.00%, due 2/1/43	4,060,000	3,224,197
		82,455,628
Mississippi 0.1%
Mississippi Home Corp., Jackson Housing Portfolio Project, Revenue Bonds
Series 1, Insured: HUD Sector 8 FNMA
4.55%, due 4/1/42	5,000,000	5,016,189
Mississippi Home Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/39	7,500,000	7,843,940
		12,860,129
Missouri 0.8%
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
3.00%, due 6/1/53	5,760,000	4,025,893
5.50%, due 12/1/48	16,245,000	17,097,588
Health & Educational Facilities Authority of the State of Missouri, St Luke's Health System, Revenue Bonds
Series A
4.00%, due 11/15/48	8,500,000	7,463,228
Health & Educational Facilities Authority of the State of Missouri, CoxHealth, Revenue Bonds
Series A
4.00%, due 11/15/49	6,750,000	5,909,962
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare, Revenue Bonds
Series D
4.00%, due 1/1/58 (a)	13,000,000	11,429,302
	Principal Amount	Value

Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, SSM Health, Revenue Bonds
Series A
5.00%, due 6/1/52	$ 7,500,000	$ 7,757,932
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/47	1,485,000	1,491,795
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series C
2.75%, due 9/1/33	8,000,000	7,020,598
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	5,000,000	4,441,830
St. Charles County School District No. R-IV, Wentzville, Unlimited General Obligation
Insured: State Aid Direct Deposit
1.875%, due 3/1/40	11,145,000	7,314,816
		73,952,944
Montana 0.1%
Montana State Board of Regents, University of Montana/Missoula, Revenue Bonds
Insured: AGM
5.25%, due 11/15/52	7,370,000	7,706,768
Nebraska 1.5%
County of Sarpy, Highway Allocation Fund, Limited General Obligation
1.875%, due 6/1/39	2,890,000	1,982,568
Nebraska Investment Finance Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.55%, due 9/1/44	5,175,000	5,125,534
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Nebraska (continued)
Nebraska Investment Finance Authority, Revenue Bonds (continued)
Series C, Insured: GNMA / FNMA / FHLMC
4.70%, due 9/1/49	$ 8,750,000	$ 8,668,421
Omaha Airport Authority, Airport Facilities, Revenue Bonds
Insured: AGC
5.25%, due 12/15/54 (b)	27,500,000	28,130,432
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/47	17,500,000	18,094,564
Omaha Public Power District, Revenue Bonds
Series A
5.25%, due 2/1/52	25,930,000	27,146,021
Series A
5.50%, due 2/1/54	29,020,000	31,191,805
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/36	7,635,000	5,510,392
1.75%, due 12/15/37	6,755,000	4,732,910
		130,582,647
Nevada 1.0%
City of Reno, Capital Improvement, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 6/1/46	1,600,000	1,439,991
Clark County School District, Limited General Obligation
Series B, Insured: BAM
3.00%, due 6/15/36	5,500,000	4,754,387
County of Clark, Regional Transportation Commission of Southern Nevada Motor Fuel Tax, Revenue Bonds
Insured: AGM
4.00%, due 7/1/40	16,500,000	16,270,427
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
4.00%, due 7/1/49	32,845,000	28,313,116
	Principal Amount	Value

Nevada (continued)
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds (continued)
Series B
5.00%, due 7/1/43	$ 22,430,000	$ 22,653,941
Series A
5.00%, due 7/1/49	8,150,000	8,402,455
Series B
5.25%, due 7/1/49	8,000,000	8,363,139
		90,197,456
New Hampshire 1.8%
New Hampshire Business Finance Authority, St. Luke's Hospital Obligated Group, Revenue Bonds
Series B, Insured: AGM
3.00%, due 8/15/46	2,995,000	2,356,340
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
3.625%, due 8/20/39	19,838,470	18,170,777
Series 4, Class A
3.816%, due 11/20/39 (a)	19,009,561	18,492,417
Series 1, Class A-1
4.168%, due 1/20/41 (a)	8,530,000	8,108,828
Series 2
4.25%, due 7/20/41	6,421,150	6,120,552
New Hampshire Business Finance Authority, Sustainable Certificates, Revenue Bonds
Series 3, Class A
4.163%, due 10/20/41	15,679,377	14,499,551
New Hampshire Business Finance Authority, Adventist Health Energy Project, Revenue Bonds
Series C
5.25%, due 7/1/54	8,250,000	8,257,205
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (d)	59,175,000	61,439,385
New Hampshire Housing Finance Authority, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	7,295,000	7,929,413

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Hampshire (continued)
New Hampshire Housing Finance Authority, Revenue Bonds (continued)
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/56	$ 10,305,000	$ 11,585,353
		156,959,821
New Jersey 2.3%
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds (a)(b)
Series D
1.10%, due 11/1/29	6,500,000	5,857,237
Series A
2.20%, due 10/1/39	12,000,000	10,443,112
Series B
3.75%, due 11/1/34	4,625,000	4,602,453
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.00%, due 1/1/28	1,000,000	1,000,681
5.50%, due 1/1/26	1,000,000	1,000,971
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Revenue Bonds
Series A
4.00%, due 7/1/36	6,420,000	6,426,281
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
4.25%, due 12/1/45 (b)	5,640,000	5,435,643
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: NATL-RE
(zero coupon), due 12/15/30	17,075,000	13,847,133
Series C, Insured: AGM
(zero coupon), due 12/15/34	25,900,000	17,611,306
Series A
(zero coupon), due 12/15/37	25,000,000	14,366,450
Series A
5.00%, due 12/15/26	3,500,000	3,602,905
	Principal Amount	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue Bonds
Series AA
5.00%, due 6/15/40	$ 8,250,000	$ 8,739,142
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.00%, due 6/15/46	2,130,000	2,277,283
Series AA
5.25%, due 6/15/43	10,525,000	10,746,462
New Jersey Turnpike Authority, Revenue Bonds
Series C
5.00%, due 1/1/45	11,600,000	12,121,539
Series B
5.00%, due 1/1/46	14,150,000	14,680,283
Series B
5.25%, due 1/1/52	35,000,000	36,690,783
State of New Jersey, Various Purpose, Unlimited General Obligation
2.00%, due 6/1/37	7,500,000	5,553,781
5.00%, due 6/1/40	5,585,000	5,828,519
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/30	6,815,000	7,000,663
Series A
5.00%, due 6/1/33	6,500,000	6,639,260
Series A
5.00%, due 6/1/34	2,000,000	2,037,639
Series A
5.00%, due 6/1/36	4,950,000	5,018,904
Township of Edison, Unlimited General Obligation
2.00%, due 3/15/36	4,545,000	3,467,366
		204,995,796
New Mexico 0.3%
New Mexico Mortgage Finance Authority, Single-Family Mortgage Program, Revenue Bonds
Series C, Class I, Insured: GNMA / FNMA / FHLMC
3.00%, due 1/1/52	6,745,000	6,570,663
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Mexico (continued)
New Mexico Mortgage Finance Authority, Revenue Bonds
Series D, Class I, Insured: GNMA / FNMA / FHLMC
3.00%, due 7/1/52	$ 8,900,000	$ 8,660,475
Series A, Insured: GNMA / FNMA / FHLMC
3.00%, due 3/1/53	10,820,000	10,510,600
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Revenue Bonds
Series A, Class I, Insured: GNMA / FNMA / FHLMC
5.75%, due 3/1/56	3,800,000	4,116,129
		29,857,867
New York 13.9%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 11/1/53	12,500,000	12,882,006
City of New York, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/36	12,320,000	10,933,070
Series E-1
4.00%, due 4/1/42	17,770,000	16,671,172
Series C
5.00%, due 8/1/42	2,160,000	2,238,055
Series F-1
5.00%, due 3/1/43	4,315,000	4,477,701
Series B-1
5.25%, due 10/1/33	6,260,000	6,485,835
Series G-1
5.25%, due 2/1/45	6,820,000	7,342,830
Series C
5.25%, due 3/1/47	4,295,000	4,545,927
Series D
5.50%, due 4/1/46	17,865,000	19,344,517
Series D
5.50%, due 4/1/49	5,455,000	5,894,677
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
5.00%, due 2/15/39	4,700,000	4,743,402
	Principal Amount	Value

New York (continued)
Long Island Power Authority, Electric System, Revenue Bonds
5.00%, due 9/1/37	$ 2,000,000	$ 2,074,210
Metropolitan Transportation Authority, Revenue Bonds
Series B
4.00%, due 11/15/36	3,500,000	3,383,939
Series D-1
5.00%, due 11/15/26	2,285,000	2,301,836
Series B-1
5.00%, due 11/15/42	10,000,000	10,636,273
Series B-2
5.00%, due 11/15/48	5,000,000	5,186,300
Series A
5.25%, due 11/15/49	14,410,000	14,862,609
Metropolitan Transportation Authority, Special Tax
Series A
5.00%, due 11/15/49	5,000,000	5,177,554
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series A-1
5.00%, due 11/15/40	3,890,000	3,892,308
Series C-1
5.25%, due 11/15/29	2,230,000	2,245,181
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
5.00%, due 11/15/41	1,190,000	1,190,326
Series C, Insured: BAM
5.00%, due 11/15/42	7,700,000	7,921,910
Series D
5.00%, due 11/15/44	10,450,000	10,581,166
Metropolitan Transportation Authority, Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 11/15/45	6,725,000	6,964,490
New York City Housing Development Corp., Sustainable Development, Revenue Bonds
Series K-1, Insured: FHA 542(C)
2.60%, due 11/1/46	3,705,000	2,471,606

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York City Housing Development Corp., Sustainable Neighborhood, Revenue Bonds
Series I, Insured: FNMA
2.95%, due 11/1/45 (a)	$ 4,325,000	$ 4,277,121
Series E-1
3.00%, due 11/1/39	3,135,000	2,601,278
Series A-1
4.15%, due 11/1/38	11,525,000	11,037,956
New York City Housing Development Corp., Revenue Bonds
Series C-1-B
3.95%, due 11/1/48	7,355,000	6,412,335
Series F-1-A
4.30%, due 11/1/44	5,950,000	5,805,956
Series F-1-A
4.45%, due 11/1/49	5,130,000	4,996,656
Series F-1-A
4.55%, due 11/1/54	10,000,000	9,797,816
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series BB-1
3.00%, due 6/15/44	32,510,000	24,441,086
Series DD-1
3.00%, due 6/15/50	3,765,000	2,603,059
Series BB-1
4.00%, due 6/15/45	7,250,000	6,693,755
Series FF
5.00%, due 6/15/38	4,565,000	4,695,615
Series BB-1
5.00%, due 6/15/44	3,250,000	3,378,756
Series CC-1
5.00%, due 6/15/51	5,385,000	5,525,563
Series DD-2
5.25%, due 6/15/47	6,915,000	7,300,271
Series AA-1
5.25%, due 6/15/52	11,190,000	11,698,372
New York City Municipal Water Finance Authority, New York City Water & Sewer System, Revenue Bonds
Series AA-1
5.25%, due 6/15/53	20,110,000	21,232,138
	Principal Amount	Value

New York (continued)
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1A, Insured: State Aid Withholding
3.00%, due 7/15/39	$ 5,000,000	$ 4,186,434
Series S-1B, Insured: State Aid Withholding
3.00%, due 7/15/49	10,000,000	6,983,655
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 11/1/36	3,520,000	3,481,143
Series C-1
4.00%, due 11/1/42	7,440,000	7,015,984
Series E-1
4.00%, due 2/1/46	16,085,000	14,721,319
Series B-1
5.00%, due 11/1/36	17,000,000	17,753,204
Series A-1
5.00%, due 8/1/40	4,400,000	4,492,451
Series C-3
5.00%, due 5/1/41	5,400,000	5,491,543
Series F-1
5.00%, due 2/1/42	5,000,000	5,223,457
Series A-1
5.25%, due 8/1/42	6,350,000	6,765,192
Series C
5.25%, due 5/1/48	12,000,000	12,660,475
Series C
5.50%, due 5/1/42	10,000,000	10,948,074
Series C
5.50%, due 5/1/43	5,000,000	5,463,559
Series C
5.50%, due 5/1/44	22,000,000	23,994,938
New York City Transitional Finance Authority, Revenue Bonds
Series H-1
5.00%, due 11/1/41	3,890,000	4,184,634
Series C-1
5.00%, due 5/1/42	5,295,000	5,618,091
Series E
5.00%, due 11/1/42	8,865,000	9,405,925
Series D
5.00%, due 5/1/44	13,300,000	13,957,122
Series E
5.00%, due 11/1/47	8,600,000	8,927,915
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority, Revenue Bonds (continued)
Series H-1
5.25%, due 11/1/45	$ 3,065,000	$ 3,280,157
Series C-1
5.25%, due 5/1/49	2,715,000	2,873,810
Series E
5.50%, due 11/1/49	17,085,000	18,480,469
Series H-1
5.50%, due 11/1/51	6,045,000	6,504,176
Series C
5.50%, due 5/1/53	12,500,000	13,313,511
New York Liberty Development Corp., Port Authority of New York & New Jersey, Revenue Bonds
Series 1WTC
2.25%, due 2/15/41	2,830,000	1,951,323
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	11,125,000	10,300,884
New York Liberty Development Corp., Revenue Bonds
Series A
2.50%, due 11/15/36	4,195,000	3,362,874
Series A
3.00%, due 11/15/51	4,840,000	3,338,798
New York Liberty Development Corp., 4 World Trade Center LLC, Revenue Bonds
Series A
2.75%, due 11/15/41	13,500,000	10,032,053
Series A
2.875%, due 11/15/46	19,650,000	13,746,289
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	18,000,000	12,806,453
Insured: AGM-CR
3.00%, due 2/15/42	22,150,000	17,472,483
Insured: BAM
4.00%, due 2/15/43	3,250,000	3,001,732
	Principal Amount	Value

New York (continued)
New York State Dormitory Authority, Fordham University, Revenue Bonds
Series A
3.00%, due 7/1/38	$ 10,065,000	$ 8,553,053
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
3.00%, due 3/15/39	8,500,000	7,207,417
Series A
3.00%, due 3/15/42	6,315,000	4,936,300
Series A
4.00%, due 3/15/39	17,200,000	16,587,542
Series A
4.00%, due 3/15/40	15,840,000	15,138,885
Series E
4.00%, due 3/15/45	2,550,000	2,366,015
Series E
5.00%, due 2/15/35	2,905,000	3,087,115
Series A
5.00%, due 3/15/39	5,000,000	5,201,929
Series A
5.00%, due 3/15/46	4,750,000	4,897,198
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	9,000,000	6,783,907
Series A
4.00%, due 7/1/50	6,360,000	5,549,924
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: BAM
5.00%, due 10/1/36	3,750,000	3,983,757
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/38	5,000,000	5,076,305
New York State Dormitory Authority, Revenue Bonds
Series A
5.00%, due 3/15/41	12,000,000	12,832,393

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/47	$ 15,780,000	$ 16,425,181
New York State Dormitory Authority, Northwell Health, Revenue Bonds
Series B-3
5.00%, due 5/1/48 (a)	5,000,000	5,037,206
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.50%, due 7/1/54	37,185,000	40,191,571
New York State Dormitory Authority, New York University, Revenue Bonds
Series A, Insured: NATL-RE
5.75%, due 7/1/27	2,025,000	2,090,084
New York State Environmental Facilities Corp., Clean Water & Drinking Water, Revenue Bonds
Series B
3.00%, due 6/15/38	8,100,000	6,931,039
New York State Thruway Authority, Revenue Bonds
Series B, Insured: AGM-CR
3.00%, due 1/1/46	9,715,000	7,173,790
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
4.00%, due 3/15/43	7,500,000	7,023,974
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/40	4,550,000	3,780,925
Series A
4.00%, due 3/15/37	11,875,000	11,746,887
Series A
4.00%, due 3/15/38	5,550,000	5,444,751
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/42	15,250,000	16,122,495
	Principal Amount	Value

New York (continued)
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
Series A, Insured: AGM
4.00%, due 7/1/35	$ 10,730,000	$ 10,600,237
Series A, Insured: AGM
4.00%, due 7/1/37	11,770,000	11,401,790
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AGM-CR
5.00%, due 12/1/27	4,250,000	4,412,180
Insured: AGM-CR
5.00%, due 12/1/28	4,250,000	4,467,014
Insured: AGM-CR
5.00%, due 12/1/29	7,900,000	8,394,462
5.00%, due 12/1/30	13,765,000	14,425,562
5.00%, due 12/1/37	3,000,000	3,073,367
Insured: AGM
5.50%, due 6/30/43	4,250,000	4,415,553
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds (b)
5.00%, due 12/1/34	4,000,000	4,170,078
5.00%, due 12/1/36	2,000,000	2,061,103
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AGC
5.25%, due 12/31/54 (b)	30,000,000	30,482,349
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds
Insured: AGM
5.25%, due 6/30/60 (b)	17,225,000	17,478,180
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
5.00%, due 12/1/45	4,200,000	4,313,539
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 207
4.00%, due 3/15/30	12,680,000	12,712,473
4.00%, due 3/15/35	9,250,000	9,153,974
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Port Authority of New York & New Jersey, Revenue Bonds (b) (continued)
Series 223
4.00%, due 7/15/46	$ 4,175,000	$ 3,737,655
Series 242
5.00%, due 12/1/30	17,705,000	18,790,903
Series 242
5.00%, due 12/1/31	18,000,000	19,209,136
Series 246
5.00%, due 9/1/32	7,700,000	8,233,028
Series 242
5.00%, due 12/1/35	5,000,000	5,292,820
Series 231
5.50%, due 8/1/40	9,205,000	9,829,614
Series 231
5.50%, due 8/1/42	2,750,000	2,905,481
Series 231
5.50%, due 8/1/47	15,250,000	15,916,849
Rensselaer City School District, Certificate of Participation
Insured: AGM State Aid Withholding
5.00%, due 6/1/32	2,000,000	2,032,153
Sachem Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 10/15/28	5,520,000	5,406,236
State of New York, Mortgage Agency, Revenue Bonds
Series 227
2.30%, due 10/1/40	6,250,000	4,534,243
Series 239, Insured: SONYMA
2.60%, due 10/1/44	9,955,000	7,056,583
State of New York Mortgage Agency Homeowner Mortgage, Revenue Bonds
Series 242, Insured: SONYMA
3.25%, due 10/1/47	8,175,000	6,345,841
Suffolk County Water Authority, Waterworks, Revenue Bonds
Series B
3.00%, due 6/1/45	3,875,000	3,064,660
Series A
3.75%, due 6/1/36	4,900,000	4,712,196
Town of Hempstead, Limited General Obligation
2.00%, due 6/15/36	6,070,000	4,734,165
	Principal Amount	Value

New York (continued)
Town of Hempstead, Limited General Obligation (continued)
2.125%, due 6/15/38	$ 6,720,000	$ 5,052,444
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C-3
3.00%, due 5/15/51	15,000,000	10,774,520
Series C-3, Insured: AGM-CR
3.00%, due 5/15/51	16,010,000	11,604,094
Series D-2
4.50%, due 5/15/47	10,000,000	10,023,688
Series C
5.25%, due 11/15/40	5,000,000	5,488,121
Series D-2
5.25%, due 5/15/47	22,750,000	23,944,232
Series D-2
5.50%, due 5/15/52	25,000,000	26,669,347
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 5/15/52	5,500,000	4,954,931
Series B
5.00%, due 3/15/27	15,500,000	16,014,739
Series B
5.00%, due 11/15/37	2,850,000	2,901,338
Series A
5.00%, due 11/15/43	4,000,000	4,042,100
Series A
5.00%, due 5/15/53	5,250,000	5,401,254
Series A
5.50%, due 5/15/63	4,340,000	4,597,774
Triborough Bridge & Tunnel Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 5/15/54	11,000,000	11,365,832
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/33	5,890,000	5,958,230
Series A
5.00%, due 6/1/35	2,365,000	2,384,432
		1,237,396,903

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
North Carolina 0.8%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.00%, due 3/1/35	$ 3,330,000	$ 2,654,977
2.00%, due 3/1/37	3,465,000	2,624,021
2.00%, due 3/1/38	3,535,000	2,598,446
2.125%, due 3/1/39	3,605,000	2,612,837
2.125%, due 3/1/40	3,680,000	2,584,431
County of Pender, Unlimited General Obligation
3.00%, due 3/1/41	5,000,000	4,182,374
3.00%, due 3/1/42	5,000,000	4,108,250
County of Union, Unlimited General Obligation
Series C
2.50%, due 9/1/36	4,000,000	3,335,578
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Project Aero, Revenue Bonds
3.75%, due 12/1/27 (a)(b)	14,250,000	14,253,362
North Carolina Housing Finance Agency, Revenue Bonds
Series 39-B, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/48	2,515,000	2,515,779
Series 42, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/50	2,660,000	2,665,611
Series 49, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	7,615,000	8,052,430
Series 52-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	9,345,000	10,055,426
North Carolina Housing Finance Agency, 1998 Trust Agreement, Revenue Bonds
Series 57-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	9,000,000	9,959,266
		72,202,788
North Dakota 0.1%
North Dakota Housing Finance Agency, Revenue Bonds
Series A
3.00%, due 1/1/52	4,240,000	4,146,556
	Principal Amount	Value

North Dakota (continued)
North Dakota Housing Finance Agency, Sustainable Bond, Revenue Bonds
Series C
5.00%, due 7/1/42	$ 1,500,000	$ 1,563,261
		5,709,817
Ohio 1.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	12,415,000	8,614,302
Buckeye Tobacco Settlement Financing Authority, Senior Living Project, Revenue Bonds, Senior Lien
Series A-2, Class 1
5.00%, due 6/1/35	4,250,000	4,359,007
Cleveland-Cuyahoga County Port Authority, Annual Appropriation Bonds, Revenue Bonds
6.00%, due 11/15/25	445,000	445,963
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.00%, due 1/1/37 (b)	4,800,000	4,995,097
County of Franklin, Ohio Hospital, Revenue Bonds
5.00%, due 5/15/40	5,565,000	5,566,717
5.00%, due 5/15/45	9,250,000	9,249,219
Northeast Ohio Regional Sewer District, Revenue Bonds
3.25%, due 11/15/40	2,000,000	1,710,162
4.00%, due 11/15/43	4,175,000	3,962,922
Ohio Air Quality Development Authority, American Electric Power Co., Inc., Revenue Bonds
Series B
2.60%, due 6/1/41 (a)(b)	3,000,000	2,788,499
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue Bonds
5.00%, due 1/1/30	210,000	217,379
5.00%, due 1/1/34	360,000	373,760
5.25%, due 1/1/36	495,000	524,794
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Ohio (continued)
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue Bonds (continued)
5.25%, due 1/1/52	$ 2,500,000	$ 2,505,741
Ohio Housing Finance Agency, First Tiem Homebuyer Progam, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.00%, due 3/1/50	2,135,000	1,535,848
Ohio Housing Finance Agency, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	5,000,000	5,483,988
Olentangy Local School District, Unlimited General Obligation
2.00%, due 12/1/43	2,475,000	1,563,264
Springfield-Clark County Career Technology Center, Unlimited General Obligation
Insured: SD CRED PROG
5.00%, due 10/1/61	7,350,000	7,446,390
Worthington City School District, Unlimited General Obligation
5.50%, due 12/1/54	25,980,000	27,551,902
		88,894,954
Oklahoma 0.8%
Edmond Public Works Authority, Revenue Bonds
5.00%, due 7/1/42	9,405,000	9,502,629
Grand River Dam Authority, Revenue Bonds
Series A
5.00%, due 6/1/41	6,000,000	6,349,673
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	2,450,000	2,493,329
Oklahoma Housing Finance Agency, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 9/1/49	2,345,000	2,345,865
	Principal Amount	Value

Oklahoma (continued)
Oklahoma Turnpike Authority, Revenue Bonds
5.50%, due 1/1/53	$ 44,455,000	$ 46,994,648
		67,686,144
Oregon 0.4%
City of Portland, Limited General Obligation
Series A
2.00%, due 10/1/38	2,535,000	1,822,764
Series A
2.00%, due 10/1/39	2,015,000	1,409,747
Clackamas County School District No. 12, North Clackamas, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	7,800,000	3,336,909
Multnomah County School District No. 40, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.50%, due 6/15/53	7,750,000	8,327,928
Port of Portland, Airport, Revenue Bonds (b)
Series A-27
5.00%, due 7/1/37	5,550,000	5,709,037
Series 29-A
5.00%, due 7/1/45	3,300,000	3,306,362
Series 29
5.50%, due 7/1/48	5,750,000	6,005,193
Seaside School District No. 10, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/44	6,000,000	2,273,761
State of Oregon, Housing & Community Services Department, Revenue Bonds
Series A
3.50%, due 1/1/51	3,875,000	3,836,672
		36,028,373
Pennsylvania 2.6%
Allegheny County Airport Authority, Revenue Bonds
Series A
4.00%, due 1/1/38 (b)	4,165,000	3,949,314

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Allegheny County Hospital Development Authority, UPMC Obligated Group, Revenue Bonds
Series B
5.00%, due 10/15/28	$ 3,000,000	$ 3,143,508
Bethel Park School District, Limited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/46	2,500,000	2,609,839
Insured: State Aid Withholding
5.50%, due 8/1/48	2,500,000	2,702,672
City of Philadelphia, Water & Wastewater, Revenue Bonds
Series C
5.50%, due 6/1/47	12,500,000	13,240,129
Series B, Insured: AGM
5.50%, due 9/1/53	8,865,000	9,425,842
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	4,050,000	3,731,114
Commonwealth of Pennsylvania, Unlimited General Obligation, Second Series
Series 2, Insured: AGM
3.00%, due 9/15/33	12,955,000	11,976,916
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series A-2
4.00%, due 5/15/48	6,090,000	5,258,395
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds
Insured: AGM
5.75%, due 12/31/62 (b)	25,000,000	25,926,740
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien
Series 1-A
4.125%, due 6/1/45 (b)	13,520,000	12,801,055
	Principal Amount	Value

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
Series A
4.00%, due 8/15/36	$ 3,875,000	$ 3,770,849
Series A
4.00%, due 8/15/42	4,000,000	3,728,871
Series A
5.00%, due 8/15/42	8,770,000	8,814,559
Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College, Revenue Bonds
5.00%, due 12/1/44	3,275,000	3,275,386
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series B-1, Insured: AGC
5.00%, due 11/1/51	31,740,000	32,300,132
Series B-2
5.50%, due 11/1/54	7,000,000	7,263,715
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 121
2.80%, due 10/1/31	6,000,000	5,587,999
Series 135-A
3.00%, due 10/1/51	4,920,000	4,842,515
Series 138-A
3.00%, due 10/1/52	6,220,000	6,000,474
Series A-141
5.75%, due 10/1/53	5,685,000	5,997,549
Series 145-A
6.00%, due 10/1/54	4,470,000	4,808,236
Series 147-A
6.25%, due 10/1/54	8,000,000	8,742,590
Pennsylvania Housing Finance Agency, Single Family Mortgage, Revenue Bonds
Series 137
3.00%, due 10/1/51	4,820,000	4,659,952
Pennsylvania Turnpike Commission, Revenue Bonds, Second Series
5.00%, due 12/1/41	3,500,000	3,542,004
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
5.25%, due 12/1/44	4,085,000	4,345,536
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, Children's Hospital of Philadelphia Project, Revenue Bonds
Series A
5.00%, due 7/1/46	$ 3,815,000	$ 3,968,946
Philadelphia Authority for Industrial Development, St. Joseph's University Project, Revenue Bonds
5.25%, due 11/1/52	3,250,000	3,317,109
State Public School Building Authority, School District of Philadelphia (The), Revenue Bonds
Series A, Insured: AGM State Aid Withholding
5.00%, due 6/1/31	10,000,000	10,116,056
Union County Hospital Authority, Evangelical Community Hospital, Revenue Bonds
Series B
5.00%, due 8/1/48	4,000,000	3,956,149
Upper Darby School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.00%, due 4/1/55	7,860,000	8,010,344
		231,814,495
Puerto Rico 0.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 7/1/42 (d)	16,600,000	14,275,152
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (d)	29,665,000	25,540,642
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC
4.25%, due 7/1/27	2,345,000	2,293,937
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	1,140,000	1,095,968
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	500,000	496,585
Series SS, Insured: AGM
5.00%, due 7/1/30	550,000	540,024
	Principal Amount	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds (continued)
Series VV, Insured: NATL-RE
5.25%, due 7/1/26	$ 1,575,000	$ 1,561,587
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	1,470,000	1,432,460
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	1,225,000	1,191,887
Series VV, Insured: NATL-RE
5.25%, due 7/1/34	550,000	530,930
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	135,000	135,900
Series A, Insured: AGM
5.00%, due 8/1/30	1,440,000	1,449,638
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	18,500,000	5,971,922
Series A-1
(zero coupon), due 7/1/51	2,193,000	520,637
Insured: BHAC-CR
(zero coupon), due 8/1/54	98,098	18,850
Series A-2
4.329%, due 7/1/40	7,500,000	7,052,131
Series A-1
4.75%, due 7/1/53	14,784,000	13,744,969
		77,853,219
Rhode Island 0.0% ‡
Providence Public Building Authority, Various Capital Projects, Revenue Bonds
Series A, Insured: AGM
5.875%, due 6/15/26	680,000	681,381
South Carolina 1.2%
Charleston County Airport District, Revenue Bonds
Series B
5.00%, due 7/1/49	5,000,000	5,130,224
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
4.801%, due 2/1/54	15,000,000	15,398,185

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds
Series A, Insured: AGC-CR
4.00%, due 11/1/42	$ 12,895,000	$ 12,295,660
South Carolina Jobs-Economic Development Authority, AnMed Health, Revenue Bonds
4.25%, due 2/1/48	12,425,000	11,690,967
5.25%, due 2/1/53	8,180,000	8,491,682
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: AGM-CR
4.00%, due 12/1/29	4,167,000	4,270,585
Series A, Insured: AGM-CR
5.00%, due 12/1/31	2,250,000	2,419,152
Series A, Insured: AGM-CR
5.00%, due 12/1/36	12,750,000	13,586,733
Series E, Insured: AGM
5.00%, due 12/1/52	14,550,000	14,633,814
Series E, Insured: AGM
5.50%, due 12/1/42	9,125,000	9,898,146
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	10,000,000	11,236,986
		109,052,134
South Dakota 0.2%
South Dakota Housing Development Authority, Revenue Bonds
Series B
3.00%, due 11/1/52	6,605,000	6,446,365
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	4,000,000	4,424,122
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	5,000,000	5,633,669
		16,504,156
	Principal Amount	Value

Tennessee 0.9%
County of Knox, Unlimited General Obligation
Series B
3.00%, due 6/1/34	$ 3,665,000	$ 3,390,890
County of Rutherford, Unlimited General Obligation
1.625%, due 4/1/34	5,375,000	4,209,538
1.875%, due 4/1/39	4,120,000	2,871,584
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Revenue Bonds
Series A
3.00%, due 7/1/40	3,500,000	2,899,987
Metropolitan Government of Nashville & Davidson County, Electric, Revenue Bonds
Series A
5.25%, due 5/15/49	5,000,000	5,322,886
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series A
4.00%, due 7/1/49	3,500,000	3,140,243
Series B
5.00%, due 7/1/44 (b)	7,360,000	7,379,673
Series B
5.50%, due 7/1/40 (b)	2,000,000	2,142,687
Series B
5.50%, due 7/1/41 (b)	3,000,000	3,194,995
Series B
5.50%, due 7/1/52 (b)	3,000,000	3,098,782
State of Tennessee, Unlimited General Obligation
Series A
5.00%, due 5/1/42	10,000,000	10,690,233
Tennergy Corp., Revenue Bonds
Series A
5.00%, due 10/1/54 (a)	8,835,000	9,193,326
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
4.00%, due 11/1/49 (a)	22,155,000	22,164,022
Tennessee Housing Development Agency, Revenue Bonds
Series 2
2.50%, due 1/1/31	2,020,000	1,835,862
		81,534,708
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas 9.9%
Alvin Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/15/45	$ 4,500,000	$ 3,368,750
Austin Community College District, Limited General Obligation
5.25%, due 8/1/53	7,550,000	7,916,305
Bastrop Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,785,000	7,014,336
Boerne Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.125%, due 2/1/53 (a)	8,360,000	8,304,694
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/32	10,000,000	10,969,815
Series C
5.00%, due 8/15/33	12,500,000	13,757,247
Series C
5.00%, due 8/15/34	25,000,000	27,552,522
Central Texas Turnpike System, Revenue Bonds, First Tier
Series B
5.00%, due 8/15/42 (a)	11,500,000	11,927,486
City of Austin, Airport System, Revenue Bonds
5.00%, due 11/15/31 (b)	5,000,000	5,000,869
City of Celina, Limited General Obligation
1.75%, due 9/1/36	3,395,000	2,446,709
1.875%, due 9/1/37	3,455,000	2,439,505
1.875%, due 9/1/39	3,585,000	2,361,512
City of Corpus Christi, Utility System, Revenue Bonds, Senior Lien
4.25%, due 7/15/54	3,775,000	3,419,199
5.00%, due 7/15/49	5,000,000	5,172,303
City of Dallas, Limited General Obligation
Series A, Insured: AGM
2.25%, due 2/15/40	5,035,000	3,575,383
City of Dallas, Hotel Occupancy Tax, Revenue Bonds
4.00%, due 8/15/36	1,150,000	1,098,124
	Principal Amount	Value

Texas (continued)
City of El Paso, Limited General Obligation
Insured: BAM
4.00%, due 8/15/42	$ 10,945,000	$ 10,252,742
City of Fort Worth, General purpose, Limited General Obligation
2.00%, due 3/1/38	5,000,000	3,618,906
2.00%, due 3/1/41	5,470,000	3,558,381
City of Frisco, Limited General Obligation
2.00%, due 2/15/38	4,740,000	3,520,274
City of Georgetown, Utility System, Revenue Bonds
Insured: AGM
5.25%, due 8/15/52	4,700,000	4,881,119
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
4.50%, due 11/15/38	2,450,000	2,454,210
City of Houston, Public Improvement, Limited General Obligation
Series A
5.00%, due 3/1/28	3,445,000	3,548,620
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/31	2,200,000	2,202,387
City of Houston, Airport System, Revenue Bonds, Sub. Lien
Series A, Insured: AGM
5.25%, due 7/1/48 (b)	7,755,000	7,969,663
City of Lubbock, Electric Light & Power System, Revenue Bonds
Insured: AGM-CR
4.00%, due 4/15/46	8,150,000	7,434,605
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Junior Lien
5.00%, due 2/1/44	4,500,000	4,632,022
City of San Antonio, Electric & Gas Systems, Revenue Bonds
Series C
5.50%, due 2/1/49	9,000,000	9,704,577
Series A
5.718%, due 2/1/41	6,000,000	6,031,525

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Comal Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/1/39	$ 7,670,000	$ 6,499,979
Insured: PSF-GTD
3.00%, due 2/1/40	12,500,000	10,337,636
Conroe Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.50%, due 2/15/37	4,000,000	3,238,571
County of Bexar, Limited General Obligation
3.00%, due 6/15/41	4,375,000	3,557,376
County of Collin, Limited General Obligation
2.25%, due 2/15/41	4,740,000	3,357,746
Crowley Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/1/49	10,230,000	10,549,983
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/34	18,000,000	18,232,042
Series C
5.00%, due 11/1/29 (b)	19,170,000	20,189,844
Dallas Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
3.00%, due 2/15/28	8,000,000	7,997,530
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
1.80%, due 8/15/37	6,000,000	4,300,762
Insured: PSF-GTD
3.00%, due 8/15/28	3,000,000	2,943,020
Insured: PSF-GTD
5.00%, due 8/15/48	18,125,000	18,781,564
El Paso County Hospital District, Limited General Obligation
Insured: AGC
5.00%, due 8/15/40	3,840,000	4,051,185
EP Cimarron Ventanas PFC, Home Essential Function Housing Project, Revenue Bonds
4.125%, due 12/1/39	6,600,000	6,332,361
	Principal Amount	Value

Texas (continued)
Fort Bend County Water Control & Improvement District No. 2, Unlimited General Obligation
Series A
3.125%, due 9/1/49	$ 5,220,000	$ 4,032,374
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
4.00%, due 8/1/54 (a)	13,875,000	14,039,934
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Revenue Bonds
Series A
3.00%, due 10/1/51	2,900,000	2,071,125
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/31	12,500,000	13,610,062
Series C
5.00%, due 7/1/54 (a)	5,250,000	5,578,821
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds
Series A
5.00%, due 7/1/52	4,000,000	4,055,651
Hays Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	8,000,000	8,231,184
Lamar Consolidated Independent School District, Unlimited General Obligation
Insured: AGM
5.50%, due 2/15/58	6,685,000	7,075,893
Leander Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
(zero coupon), due 8/16/44	8,300,000	3,189,645
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AGM
4.00%, due 11/1/40 (b)	7,210,000	6,741,628
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Lower Colorado River Authority, LCRA Transmission Services Corp., Revenue Bonds
Insured: AGM
5.00%, due 5/15/49	$ 7,790,000	$ 8,019,975
Insured: AGM
5.50%, due 5/15/48	7,500,000	7,950,067
Insured: AGM
5.50%, due 5/15/53	8,470,000	8,930,299
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Revenue Bonds
5.00%, due 5/15/50	6,660,000	6,771,288
Lubbock-Cooper Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/46	5,000,000	5,186,523
Marshall Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/48	3,620,000	3,319,862
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	13,500,000	12,646,067
North Texas Municipal Water District, Sabine Creek Regional Wastewater System, Revenue Bonds
Insured: AGM
4.375%, due 6/1/52	3,600,000	3,444,299
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
4.125%, due 1/1/39	2,250,000	2,215,153
Series A
4.125%, due 1/1/40	5,500,000	5,374,914
Series A
5.25%, due 1/1/38	6,700,000	7,224,118
Northside Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.35%, due 8/15/36	3,250,000	3,028,731
Insured: PSF-GTD
3.45%, due 8/15/37	6,430,000	5,991,770
	Principal Amount	Value

Texas (continued)
Pasadena Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
3.23%, due 2/15/44 (a)	$ 10,475,000	$ 10,418,559
Pearland Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.25%, due 2/15/32	845,000	858,053
Insured: PSF-GTD
5.25%, due 2/15/32	4,155,000	4,216,103
Royse City Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/53	10,000,000	10,228,805
San Antonio Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/52	8,715,000	8,928,006
San Antonio Water System, Revenue Bonds, Junior Lien
Series B
5.25%, due 5/15/52	40,000,000	41,700,248
State of Texas, College Student Loan, Unlimited General Obligation (b)
Series B
4.00%, due 8/1/26	10,000,000	10,007,294
4.00%, due 8/1/28	3,300,000	3,300,206
4.00%, due 8/1/29	2,625,000	2,624,998
5.50%, due 8/1/32	3,500,000	3,579,656
State of Texas, Mobility Fund, Unlimited General Obligation
Series B
5.00%, due 10/1/36	33,665,000	33,777,202
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center, Revenue Bonds
4.125%, due 12/1/54	8,750,000	7,876,437
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
Series B
5.00%, due 11/15/46	5,000,000	4,729,967

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Revenue Bonds
Series D
5.00%, due 11/15/51	$ 4,600,000	$ 4,678,803
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/53 (a)	8,000,000	8,542,120
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
3.50%, due 3/1/51	2,485,000	2,451,641
Series A, Insured: GNMA
3.50%, due 7/1/52	11,270,000	11,105,129
Series A, Insured: GNMA / FNMA
3.95%, due 1/1/50	3,270,000	2,763,777
Series A, Insured: GNMA
5.00%, due 1/1/49	4,000,000	4,032,774
Series A, Insured: GNMA
5.125%, due 1/1/54	3,250,000	3,328,377
Series A, Insured: GNMA
5.50%, due 9/1/52	2,635,000	2,752,154
Series A, Insured: GNMA
5.75%, due 1/1/56	5,000,000	5,429,370
Series B, Insured: GNMA
6.00%, due 3/1/53	10,835,000	11,639,930
Texas Department of Housing & Community Affairs, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA
4.75%, due 1/1/49	15,000	15,142
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.70%, due 9/15/27	27,930,000	27,935,955
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/25	1,525,000	1,532,930
5.00%, due 12/15/26	4,925,000	5,007,994
5.00%, due 12/15/28	3,000,000	3,100,846
5.00%, due 12/15/32	10,075,000	10,537,740
	Principal Amount	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 1/1/55 (a)	$ 35,120,000	$ 36,532,885
Texas Municipal Gas Acquisition and Supply Corp. I, Revenue Bonds, Senior Lien
Series D
6.25%, due 12/15/26	1,655,000	1,701,006
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/30/35	2,300,000	2,257,222
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/33	2,740,000	2,864,962
5.00%, due 6/30/34	2,500,000	2,606,027
5.00%, due 12/31/34	3,125,000	3,250,317
5.125%, due 6/30/35	2,500,000	2,609,606
5.125%, due 12/31/35	2,500,000	2,600,293
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
5.50%, due 12/31/58 (b)	17,335,000	17,781,335
Texas State Technical College, Financing System Improvement, Revenue Bonds
Series A, Insured: AGM
5.50%, due 8/1/42	3,750,000	4,058,140
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
2.50%, due 10/15/39	3,000,000	2,324,810
4.65%, due 10/15/40	3,505,000	3,627,296
Series A
4.75%, due 10/15/43	17,490,000	18,065,257
5.00%, due 10/15/47	4,385,000	4,547,052
Series A
5.25%, due 10/15/51	22,000,000	23,139,453
Upper Brushy Creek Water Control and Improvement District, Unlimited General Obligation
3.00%, due 8/15/47	2,885,000	2,163,289
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Waller Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/15/40	$ 4,250,000	$ 3,487,142
Insured: PSF-GTD
3.00%, due 2/15/41	7,000,000	5,623,370
Waxahachie Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	3,035,000	3,140,923
Wylie Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
5.25%, due 8/15/54	35,855,000	37,696,093
		882,409,466
U.S. Virgin Islands 0.9%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/28	5,000,000	5,130,545
Series A
5.00%, due 10/1/30	11,805,000	12,179,267
Series A
5.00%, due 10/1/32	11,805,000	12,142,099
Series A
5.00%, due 10/1/39	35,670,000	35,293,489
Virgin Islands Public Finance Authority, Revenue Bonds
5.00%, due 9/1/30 (d)	4,700,000	4,712,528
Series C, Insured: AGM-CR
5.00%, due 10/1/39	7,575,000	7,577,144
		77,035,072
Utah 2.4%
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
4.00%, due 7/1/41	5,750,000	5,242,285
Series A
5.00%, due 7/1/30	3,250,000	3,428,061
Series A
5.00%, due 7/1/31	6,155,000	6,539,554
	Principal Amount	Value

Utah (continued)
City of Salt Lake City, Airport, Revenue Bonds (b) (continued)
Series A
5.00%, due 7/1/32	$ 3,750,000	$ 3,937,922
Series A
5.00%, due 7/1/33	3,000,000	3,049,229
Series A
5.00%, due 7/1/43	7,810,000	7,829,411
Series A
5.00%, due 7/1/47	30,040,000	30,042,656
Series A
5.25%, due 7/1/48	7,250,000	7,377,243
County of Salt Lake, Option Sales & Use Tax, Revenue Bonds
Series B
2.70%, due 2/1/28	2,625,000	2,564,926
Series B
2.85%, due 2/1/29	2,075,000	2,009,457
Davis School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.35%, due 6/1/35	4,525,000	4,212,644
Insured: School Bond Guaranty
3.375%, due 6/1/36	4,675,000	4,296,844
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/34	8,195,000	8,727,358
Series A
5.00%, due 7/1/39	50,000	52,696
Series A
5.00%, due 7/1/42	2,655,000	2,733,247
Series A
5.00%, due 7/1/42	4,265,000	4,384,364
Series A
5.00%, due 7/1/43	4,000,000	4,096,663
Series A
5.00%, due 7/1/44	2,500,000	2,550,703
Series A
5.25%, due 7/1/43	18,000,000	18,879,788
Series A
5.25%, due 7/1/44	19,850,000	20,792,831
Series A
5.25%, due 7/1/45	13,020,000	13,614,716

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah (continued)
Jordan School District, School Building, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/36	$ 1,225,000	$ 957,926
University of Utah (The), Revenue Bonds
Series B
5.25%, due 8/1/53	7,830,000	8,204,398
Utah Board of Higher Education, Revenue Bonds
Series A, Insured: NATL-RE
5.50%, due 4/1/29	8,000,000	8,390,506
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	1,750,000	1,547,656
Utah Housing Corp., Mortgage-Backed, Revenue Bonds
Series H-G2, Insured: GNMA
4.50%, due 10/21/48	451,396	439,402
Series J-G2, Insured: GNMA
4.50%, due 12/21/48	402,336	395,809
Series A, Insured: GNMA
4.50%, due 1/21/49	1,060,108	1,022,299
Series B-G2, Insured: GNMA
4.50%, due 2/21/49	1,027,571	998,233
Series G-2, Insured: GNMA
5.00%, due 7/21/52	12,706,563	12,543,661
Series H-G2, Insured: GNMA
5.00%, due 8/21/52	18,429,921	18,201,901
Series C-G2, Insured: GNMA
5.50%, due 4/21/53	4,444,721	4,451,919
Utah Housing Corp., Promontory Place Apartments, Revenue Bonds
Series A, Insured: FNMA
4.69%, due 2/1/45	5,000,000	4,980,223
		218,496,531
Virginia 0.7%
Arlington County Industrial Development Authority, Virginia Hospital Center Arlington Health System Obligated Group, Revenue Bonds
3.75%, due 7/1/50	4,550,000	3,755,019
	Principal Amount	Value

Virginia (continued)
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds
4.00%, due 7/1/45	$ 4,720,000	$ 4,353,307
Series A
5.00%, due 7/1/53 (a)	10,000,000	10,649,207
City of Alexandria, Unlimited General Obligation
Series A, Insured: State Aid Withholding
2.00%, due 12/15/39	1,550,000	1,081,094
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.875%, due 7/15/37	3,200,000	2,309,271
Norfolk Redevelopment & Housing Authority, Oak Park and Colonial Hall, Revenue Bonds
Insured: FNMA
4.25%, due 9/1/42 (a)	6,655,000	6,248,649
Roanoke Economic Development Authority, Carilion Clinic Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/45	7,500,000	6,023,385
Virginia College Building Authority, 21st Century College & Equipment Programs, Revenue Bonds
Series D, Insured: State Intercept
3.00%, due 2/1/26	6,000,000	5,986,841
Virginia Housing Development Authority, Revenue Bonds
Series F
3.625%, due 7/1/55 (a)	13,070,000	13,045,972
Virginia Public School Authority, Revenue Bonds
Series B, Insured: State Intercept
2.25%, due 8/1/29	7,000,000	6,529,458
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (b)	2,250,000	2,260,906
		62,243,109
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Washington 1.4%
Douglas County Public Utility District No. 1, Wells Hydroelectric Project, Revenue Bonds
Series B
5.00%, due 9/1/47	$ 10,030,000	$ 10,381,375
Energy Northwest, Bonneville Power Administration, Revenue Bonds
Series A
5.00%, due 7/1/35	4,250,000	4,549,466
Fircrest Properties, State of Washington Department of Social & Health Services, Revenue Bonds
5.50%, due 6/1/49	14,620,000	15,568,383
Port of Seattle, Revenue Bonds (b)
Series A
5.00%, due 5/1/30	4,000,000	4,080,091
Series B
5.25%, due 7/1/49	6,025,000	6,198,095
Port of Seattle, Intermediate Lien, Revenue Bonds (b)
Series C
5.00%, due 8/1/30	5,000,000	5,287,140
Series C
5.00%, due 8/1/38	8,965,000	9,260,764
State of Washington, Various Purpose, Unlimited General Obligation
Series C
5.00%, due 2/1/29	5,900,000	6,309,506
Series A
5.00%, due 8/1/35	4,000,000	4,390,614
Series A
5.00%, due 8/1/38	10,565,000	11,500,348
Series C
5.00%, due 2/1/41	4,250,000	4,467,640
Series A
5.00%, due 8/1/41	11,700,000	12,519,604
State of Washington, Unlimited General Obligation
Series A
5.00%, due 8/1/47	8,680,000	9,036,669
Washington State Housing Finance Commission, Revenue Bonds
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.00%, due 12/1/50	4,535,000	4,444,669
	Principal Amount	Value

Washington (continued)
Washington State Housing Finance Commission, Revenue Bonds (continued)
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.75%, due 12/1/49	$ 2,465,000	$ 2,454,012
Series 2
4.084%, due 3/20/40 (a)	5,575,611	5,132,991
Series 1-N, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/44	5,000,000	5,124,559
Washington State Housing Finance Commission, Single-Family Program, Revenue Bonds
Series 1-N
4.00%, due 6/1/49	105,000	105,036
		120,810,962
West Virginia 0.3%
West Virginia Hospital Finance Authority, United Health System, Revenue Bonds
Series A
5.00%, due 6/1/52	13,280,000	13,128,961
West Virginia Hospital Finance Authority, Vandalia Health, Inc., Revenue Bonds
Series B, Insured: AGM
5.50%, due 9/1/48	8,600,000	9,139,556
West Virginia Hospital Finance Authority, Vandalia Health, Inc. Obligated Group, Revenue Bonds
Series B
6.00%, due 9/1/48	5,200,000	5,622,312
		27,890,829
Wisconsin 1.1%
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series M-051, Class A
2.65%, due 6/15/35 (d)	2,428,622	2,061,970
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	41,406,215	42,885,171
Howard-Suamico School District, Unlimited General Obligation
2.00%, due 3/1/36	4,825,000	3,694,169
2.00%, due 3/1/39	5,200,000	3,642,273
2.00%, due 3/1/40	3,245,000	2,199,316
2.00%, due 3/1/41	4,540,000	4,409,275

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wisconsin (continued)
River Falls School District, Unlimited General Obligation
Series A
3.35%, due 4/1/34	$ 2,765,000	$ 2,704,730
Series A
3.40%, due 4/1/35	2,595,000	2,530,421
Series A
3.45%, due 4/1/36	3,130,000	3,039,168
Sun Prairie Area School District, Unlimited General Obligation
2.00%, due 3/1/41	9,755,000	6,341,727
Waunakee Community School District, Unlimited General Obligation
3.25%, due 4/1/28	7,745,000	7,598,301
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin, Revenue Bonds
4.00%, due 8/15/42	6,350,000	5,848,072
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Revenue Bonds
4.00%, due 8/15/48	4,015,000	3,597,855
Wisconsin Housing & Economic Development Authority Home Ownership, Sustainable Bond, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/39	6,100,000	6,332,129
		96,884,577
Wyoming 0.2%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	6,115,000	5,345,333
Wyoming Community Development Authority, Revenue Bonds
Series 1
5.75%, due 6/1/53	4,815,000	5,020,228
Series 1
6.00%, due 12/1/54	3,495,000	3,760,390
		14,125,951
Total Long-Term Municipal Bonds (Cost $8,661,154,884)		8,651,585,523
	Principal Amount	Value
Short-Term Municipal Notes 1.5%
California 1.1%
Los Angeles Department of Water & Power, Power System, Revenue Bonds (e)
Series A-1
3.65%, due 7/1/50	$ 38,000,000	$ 38,000,000
Series B-6
3.70%, due 7/1/34	10,200,000	10,200,000
Series A-5
3.70%, due 7/1/35	9,015,000	9,015,000
Series C-2
3.70%, due 7/1/55	21,500,000	21,500,000
Series B-8
4.00%, due 7/1/34	15,500,000	15,500,000
		94,215,000
Wisconsin 0.4%
BlackRock Municipal 2030 Target Term Trust
Series W-7
3.77%, due 12/31/30 (b)(d)(e)	40,000,000	40,000,000
Total Short-Term Municipal Notes (Cost $134,215,000)		134,215,000
Total Municipal Bonds (Cost $8,795,369,884)		8,785,800,523

	Shares
Short-Term Investment 0.1%
Unaffiliated Investment Company 0.1%
Dreyfus Government Cash Management - Institutional Shares, 4.237% (f)	9,070,656	9,070,656
Total Short-Term Investment (Cost $9,070,656)		9,070,656
Total Investments (Cost $8,804,440,540)	98.8%	8,794,871,179
Other Assets, Less Liabilities	1.2	103,794,727
Net Assets	100.0%	$ 8,898,665,906

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2025.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Step coupon—Rate shown was the rate in effect as of April 30, 2025.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of April 30, 2025.
Futures Contracts
As of April 30, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(850)	June 2025	$ (98,223,483)	$ (99,131,250)	$ (907,767)

1.	As of April 30, 2025, cash in the amount of $3,145,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2025.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency
UT CSCE—Utah Charter School Credit Enhancement Program
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44	NYLI MacKay Tax Free Bond Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 8,651,585,523	$ —	$ 8,651,585,523
Short-Term Municipal Notes	—	134,215,000	—	134,215,000
Total Municipal Bonds	—	8,785,800,523	—	8,785,800,523
Short-Term Investment
Unaffiliated Investment Company	9,070,656	—	—	9,070,656
Total Investments in Securities	$ 9,070,656	$ 8,785,800,523	$ —	$ 8,794,871,179
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (907,767)	$ —	$ —	$ (907,767)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $8,804,440,540)	$8,794,871,179
Cash collateral on deposit at broker for futures contracts	3,145,000
Receivables:
Interest	115,415,205
Fund shares sold	23,813,987
Investment securities sold	20,412,015
Variation margin on futures contracts	371,876
Other assets	189,425
Total assets	8,958,218,687
Liabilities
Due to custodian	43,740
Payables:
Fund shares redeemed	32,974,817
Investment securities purchased	12,907,235
Manager (See Note 3)	3,007,349
Transfer agent (See Note 3)	715,197
NYLIFE Distributors (See Note 3)	264,958
Professional fees	113,371
Custodian	62,880
Accrued expenses	1,117
Distributions payable	9,462,117
Total liabilities	59,552,781
Net assets	$8,898,665,906
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$9,781,899
Additional paid-in-capital	9,956,527,701
9,966,309,600
Total distributable earnings (loss)	(1,067,643,694)
Net assets	$8,898,665,906
Class A
Net assets applicable to outstanding shares	$1,121,296,315
Shares of beneficial interest outstanding	123,294,634
Net asset value per share outstanding	$9.09
Maximum sales charge (3.00% of offering price)	0.28
Maximum offering price per share outstanding	$9.37
Investor Class
Net assets applicable to outstanding shares	$5,660,039
Shares of beneficial interest outstanding	619,528
Net asset value per share outstanding	$9.14
Maximum sales charge (2.50% of offering price)	0.23
Maximum offering price per share outstanding	$9.37
Class C
Net assets applicable to outstanding shares	$71,200,886
Shares of beneficial interest outstanding	7,827,312
Net asset value and offering price per share outstanding	$9.10
Class C2
Net assets applicable to outstanding shares	$4,962,730
Shares of beneficial interest outstanding	545,913
Net asset value and offering price per share outstanding	$9.09
Class I
Net assets applicable to outstanding shares	$6,928,197,969
Shares of beneficial interest outstanding	761,584,746
Net asset value and offering price per share outstanding	$9.10
Class R6
Net assets applicable to outstanding shares	$767,347,967
Shares of beneficial interest outstanding	84,317,799
Net asset value and offering price per share outstanding	$9.10

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
46	NYLI MacKay Tax Free Bond Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$194,932,276
Expenses
Manager (See Note 3)	18,936,650
Transfer agent (See Note 3)	2,317,519
Distribution/Service—Class A (See Note 3)	1,465,016
Distribution/Service—Investor Class (See Note 3)	7,392
Distribution/Service—Class B (See Note 3)(a)	111
Distribution/Service—Class C (See Note 3)	193,230
Distribution/Service—Class C2 (See Note 3)	18,063
Professional fees	273,251
Custodian	197,250
Shareholder communication	158,547
Registration	116,261
Trustees	109,135
Miscellaneous	137,955
Total expenses	23,930,380
Net investment income (loss)	171,001,896
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(38,875,493)
Futures transactions	(69,128)
Net realized gain (loss)	(38,944,621)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(202,345,333)
Futures contracts	(907,767)
Net change in unrealized appreciation (depreciation)	(203,253,100)
Net realized and unrealized gain (loss)	(242,197,721)
Net increase (decrease) in net assets resulting from operations	$(71,195,825)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$171,001,896	$320,327,108
Net realized gain (loss)	(38,944,621)	(6,591,996)
Net change in unrealized appreciation (depreciation)	(203,253,100)	513,105,289
Net increase (decrease) in net assets resulting from operations	(71,195,825)	826,840,401
Distributions to shareholders:
Class A	(20,984,080)	(44,768,030)
Investor Class	(103,996)	(224,477)
Class B(a)	(730)	(36,683)
Class C	(1,268,833)	(3,190,757)
Class C2	(87,159)	(190,353)
Class I	(139,458,633)	(263,521,513)
Class R6	(14,774,997)	(28,773,002)
Total distributions to shareholders	(176,678,428)	(340,704,815)
Capital share transactions:
Net proceeds from sales of shares	1,529,389,333	3,826,409,470
Net asset value of shares issued to shareholders in reinvestment of distributions	119,295,895	235,382,248
Cost of shares redeemed	(2,142,511,656)	(2,700,429,464)
Increase (decrease) in net assets derived from capital share transactions	(493,826,428)	1,361,362,254
Net increase (decrease) in net assets	(741,700,681)	1,847,497,840
Net Assets
Beginning of period	9,640,366,587	7,792,868,747
End of period	$8,898,665,906	$9,640,366,587

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
48	NYLI MacKay Tax Free Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.34	$8.77	$8.85	$10.60	$10.43	$10.33
Net investment income (loss)	0.16(a)	0.31(a)	0.29(a)	0.20(a)	0.17(a)	0.26
Net realized and unrealized gain (loss)	(0.25)	0.59	(0.05)	(1.66)	0.23	0.11
Total from investment operations	(0.09)	0.90	0.24	(1.46)	0.40	0.37
Less distributions:
From net investment income	(0.16)	(0.33)	(0.32)	(0.26)	(0.23)	(0.27)
From net realized gain on investments	—	—	—	(0.03)	—	—
Total distributions	(0.16)	(0.33)	(0.32)	(0.29)	(0.23)	(0.27)
Net asset value at end of period	$9.09	$9.34	$8.77	$8.85	$10.60	$10.43
Total investment return (b)	(0.94)%	10.36%	2.62%	(13.96)%	3.84%	3.66%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.46%††	3.34%	3.10%	2.03%	1.63%	2.04%
Net expenses (c)	0.73%††	0.74%	0.74%	0.75%	0.73%	0.75%
Portfolio turnover rate (d)	37%	36%(e)	75%(e)	127%(e)	39%	72%
Net assets at end of period (in 000’s)	$1,121,296	$1,229,314	$1,200,333	$1,552,537	$3,134,090	$2,674,765

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.38	$8.81	$8.89	$10.65	$10.48	$10.38
Net investment income (loss)	0.16(a)	0.31(a)	0.28(a)	0.20(a)	0.17(a)	0.20
Net realized and unrealized gain (loss)	(0.24)	0.59	(0.04)	(1.67)	0.23	0.17
Total from investment operations	(0.08)	0.90	0.24	(1.47)	0.40	0.37
Less distributions:
From net investment income	(0.16)	(0.33)	(0.32)	(0.26)	(0.23)	(0.27)
From net realized gain on investments	—	—	—	(0.03)	—	—
Total distributions	(0.16)	(0.33)	(0.32)	(0.29)	(0.23)	(0.27)
Net asset value at end of period	$9.14	$9.38	$8.81	$8.89	$10.65	$10.48
Total investment return (b)	(0.85)%	10.26%	2.57%	(14.01)%	3.80%	3.64%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.40%††	3.29%	3.05%	2.07%	1.61%	2.04%
Net expenses (c)	0.78%††	0.77%	0.78%	0.77%	0.76%	0.76%
Portfolio turnover rate (d)	37%	36%(e)	75%(e)	127%(e)	39%	72%
Net assets at end of period (in 000's)	$5,660	$6,045	$6,248	$6,622	$9,027	$9,334

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
50	NYLI MacKay Tax Free Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.34	$8.78	$8.85	$10.60	$10.44	$10.34
Net investment income (loss)	0.15(a)	0.29(a)	0.26(a)	0.18(a)	0.15(a)	0.18
Net realized and unrealized gain (loss)	(0.24)	0.58	(0.03)	(1.66)	0.21	0.17
Total from investment operations	(0.09)	0.87	0.23	(1.48)	0.36	0.35
Less distributions:
From net investment income	(0.15)	(0.31)	(0.30)	(0.24)	(0.20)	(0.25)
From net realized gain on investments	—	—	—	(0.03)	—	—
Total distributions	(0.15)	(0.31)	(0.30)	(0.27)	(0.20)	(0.25)
Net asset value at end of period	$9.10	$9.34	$8.78	$8.85	$10.60	$10.44
Total investment return (b)	(0.97)%	9.91%	2.44%	(14.19)%	3.46%	3.38%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.16%††	3.05%	2.81%	1.81%	1.37%	1.79%
Net expenses (c)	1.03%††	1.03%	1.03%	1.02%	1.01%	1.01%
Portfolio turnover rate (d)	37%	36%(e)	75%(e)	127%(e)	39%	72%
Net assets at end of period (in 000’s)	$71,201	$84,682	$103,571	$125,521	$194,545	$220,146

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				August 31, 2020^ through October 31,
Class C2	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.34	$8.77	$8.85	$10.60	$10.43	$10.52
Net investment income (loss)	0.14(a)	0.27(a)	0.25(a)	0.17(a)	0.12(a)	0.03
Net realized and unrealized gain (loss)	(0.25)	0.59	(0.05)	(1.67)	0.23	(0.09)
Total from investment operations	(0.11)	0.86	0.20	(1.50)	0.35	(0.06)
Less distributions:
From net investment income	(0.14)	(0.29)	(0.28)	(0.22)	(0.18)	(0.03)
From net realized gain on investments	—	—	—	(0.03)	—	—
Total distributions	(0.14)	(0.29)	(0.28)	(0.25)	(0.18)	(0.03)
Net asset value at end of period	$9.09	$9.34	$8.77	$8.85	$10.60	$10.43
Total investment return (b)	(1.15)%	9.88%	2.17%	(14.32)%	3.39%	(0.54)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.01%††	2.90%	2.67%	1.75%	1.12%	1.02%††
Net expenses (c)	1.18%††	1.18%	1.18%	1.17%	1.15%	1.15%††
Portfolio turnover rate (d)	37%	36%(e)	75%(e)	127%(e)	39%	72%
Net assets at end of period (in 000’s)	$4,963	$6,016	$5,350	$3,920	$2,990	$251

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
52	NYLI MacKay Tax Free Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.34	$8.78	$8.85	$10.60	$10.44	$10.34
Net investment income (loss)	0.17(a)	0.34(a)	0.31(a)	0.23(a)	0.20(a)	0.29
Net realized and unrealized gain (loss)	(0.23)	0.58	(0.03)	(1.66)	0.22	0.11
Total from investment operations	(0.06)	0.92	0.28	(1.43)	0.42	0.40
Less distributions:
From net investment income	(0.18)	(0.36)	(0.35)	(0.29)	(0.26)	(0.30)
From net realized gain on investments	—	—	—	(0.03)	—	—
Total distributions	(0.18)	(0.36)	(0.35)	(0.32)	(0.26)	(0.30)
Net asset value at end of period	$9.10	$9.34	$8.78	$8.85	$10.60	$10.44
Total investment return (b)	(0.70)%	10.50%	2.99%	(13.75)%	4.00%	3.91%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.70%††	3.58%	3.35%	2.33%	1.87%	2.28%
Net expenses (c)	0.48%††	0.49%	0.49%	0.50%	0.48%	0.50%
Portfolio turnover rate (d)	37%	36%(e)	75%(e)	127%(e)	39%	72%
Net assets at end of period (in 000’s)	$6,928,198	$7,542,480	$5,868,539	$4,357,422	$5,709,408	$4,430,985

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				November 1, 2019^ through October 31,
Class R6	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.35	$8.78	$8.86	$10.61	$10.44	$10.34
Net investment income (loss)	0.17(a)	0.34(a)	0.32(a)	0.24(a)	0.21(a)	0.27
Net realized and unrealized gain (loss)	(0.24)	0.59	(0.05)	(1.66)	0.22	0.13
Total from investment operations	(0.07)	0.93	0.27	(1.42)	0.43	0.40
Less distributions:
From net investment income	(0.18)	(0.36)	(0.35)	(0.30)	(0.26)	(0.30)
From net realized gain on investments	—	—	—	(0.03)	—	—
Total distributions	(0.18)	(0.36)	(0.35)	(0.33)	(0.26)	(0.30)
Net asset value at end of period	$9.10	$9.35	$8.78	$8.86	$10.61	$10.44
Total investment return (b)	(0.79)%	10.68%	2.93%	(13.68)%	4.15%	3.95%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.75%††	3.63%	3.40%	2.51%	1.92%	2.27%
Net expenses (c)	0.43%††	0.43%	0.43%	0.44%	0.43%	0.44%
Portfolio turnover rate (d)	37%	36%(e)	75%(e)	127%(e)	39%	72%
Net assets at end of period (in 000’s)	$767,348	$771,701	$606,909	$469,013	$276,280	$197,746

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
54	NYLI MacKay Tax Free Bond Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay Tax Free Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
Class C2	August 31, 2020
Class I	December 21, 2009
Class R6	November 1, 2019
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C and Class C2 shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C and Class C2 shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C and Class C2 shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C and Class C2 shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from regular federal income tax.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the

Notes to Financial Statements (Unaudited) (continued)
Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal

56	NYLI MacKay Tax Free Bond Fund

market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Notes to Financial Statements (Unaudited) (continued)
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico as of April 30, 2025, that represent 87.49% of the Fund’s net assets, of which 64.71% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of April 30, 2025, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are essential components to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund may hold.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.

58	NYLI MacKay Tax Free Bond Fund

(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of April 30, 2025:
Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(907,767)	$(907,767)
Total Fair Value	$(907,767)	$(907,767)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$(69,128)	$(69,128)
Total Net Realized Gain (Loss)	$(69,128)	$(69,128)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(907,767)	$(907,767)
Total Net Change in Unrealized Appreciation (Depreciation)	$(907,767)	$(907,767)

Average Notional Amount	Total
Futures Contracts Short (a)	$(91,066,422)

(a)	Positions were open for four months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.45% up to $500 million; 0.425% from $500 million to $1 billion; 0.40% from $1 billion to $5 billion; 0.39% from $5 billion to $7 billion; 0.38% from $7 billion to $9 billion; 0.37% from $9 billion to $11 billion; 0.36% in excess of $11 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate fund accounting agreement furnished at an annual rate of the Fund’s average daily net assets as follows: 0.05% up to $20 million; 0.0333% from $20 million to $100 million; and 0.01% in excess of $100 million. During the six-month period ended April 30, 2025, the effective management fee rate was 0.41%, inclusive of a fee for fund accounting services of 0.01% of the Fund’s average daily net assets.
In addition, New York Life Investments waived fees and/or reimbursed expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 shares did not exceed those of Class I.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $18,936,650 and paid the Subadvisor in the amount of $9,229,083. There were no waived fees and/or reimbursed expenses.

Notes to Financial Statements (Unaudited) (continued)
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class C2 Plan, Class C2 shares pay the Distributor a monthly distribution fee at an annual rate of 0.40% of the average daily net assets of the Class C2 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C2 shares, for a total 12b-1 fee of 0.65%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $8,297 and $103, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2025, of $47,545 and $2,348, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service
Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$312,667	$—
Investor Class	2,971	—
Class B*	21	—
Class C	38,770	—
Class C2	2,788	—
Class I	1,945,019	—
Class R6	15,283	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class C2	$24,376	0.5%
Class R6	26,320	0.0‡

‡	Less than one-tenth of a percent.

60	NYLI MacKay Tax Free Bond Fund

Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$8,842,108,078	$49,905,756	$(97,142,655)	$(47,236,899)
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $974,063,426, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$574,561	$399,502
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$13,476,345
Exempt Interest Dividends	327,228,470
Total	$340,704,815
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $3,463,842 and $3,986,449, respectively.

Notes to Financial Statements (Unaudited) (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	12,638,923	$116,876,450
Shares issued to shareholders in reinvestment of distributions	1,820,688	16,906,997
Shares redeemed	(22,952,805)	(212,279,432)
Net increase (decrease) in shares outstanding before conversion	(8,493,194)	(78,495,985)
Shares converted into Class A (See Note 1)	217,357	2,019,960
Shares converted from Class A (See Note 1)	(45,462)	(428,843)
Net increase (decrease)	(8,321,299)	$(76,904,868)
Year ended October 31, 2024:
Shares sold	30,376,155	$284,666,788
Shares issued to shareholders in reinvestment of distributions	3,845,533	36,101,442
Shares redeemed	(39,322,136)	(368,534,482)
Net increase (decrease) in shares outstanding before conversion	(5,100,448)	(47,766,252)
Shares converted into Class A (See Note 1)	310,122	2,910,040
Shares converted from Class A (See Note 1)	(401,257)	(3,762,338)
Net increase (decrease)	(5,191,583)	$(48,618,550)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	19,572	$181,428
Shares issued to shareholders in reinvestment of distributions	10,546	98,367
Shares redeemed	(39,029)	(363,487)
Net increase (decrease) in shares outstanding before conversion	(8,911)	(83,692)
Shares converted into Investor Class (See Note 1)	12,704	120,090
Shares converted from Investor Class (See Note 1)	(28,492)	(264,632)
Net increase (decrease)	(24,699)	$(228,234)
Year ended October 31, 2024:
Shares sold	20,375	$190,801
Shares issued to shareholders in reinvestment of distributions	22,549	212,661
Shares redeemed	(103,243)	(973,875)
Net increase (decrease) in shares outstanding before conversion	(60,319)	(570,413)
Shares converted into Investor Class (See Note 1)	39,458	371,913
Shares converted from Investor Class (See Note 1)	(43,745)	(414,740)
Net increase (decrease)	(64,606)	$(613,240)

Class B	Shares	Amount
Six-month period ended April 30, 2025: (a)
Shares issued to shareholders in reinvestment of distributions	74	$692
Shares redeemed	(7,386)	(68,892)
Net increase (decrease) in shares outstanding before conversion	(7,312)	(68,200)
Shares converted from Class B (See Note 1)	(6,586)	(61,599)
Net increase (decrease)	(13,898)	$(129,799)
Year ended October 31, 2024:
Shares sold	33	$316
Shares issued to shareholders in reinvestment of distributions	3,787	35,555
Shares redeemed	(186,037)	(1,750,623)
Net increase (decrease) in shares outstanding before conversion	(182,217)	(1,714,752)
Shares converted from Class B (See Note 1)	(22,721)	(213,149)
Net increase (decrease)	(204,938)	$(1,927,901)

62	NYLI MacKay Tax Free Bond Fund

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	346,205	$3,210,768
Shares issued to shareholders in reinvestment of distributions	112,983	1,049,610
Shares redeemed	(1,597,331)	(14,820,980)
Net increase (decrease) in shares outstanding before conversion	(1,138,143)	(10,560,602)
Shares converted from Class C (See Note 1)	(98,964)	(928,429)
Net increase (decrease)	(1,237,107)	$(11,489,031)
Year ended October 31, 2024:
Shares sold	1,398,077	$13,142,316
Shares issued to shareholders in reinvestment of distributions	275,546	2,587,426
Shares redeemed	(4,174,353)	(39,139,699)
Net increase (decrease) in shares outstanding before conversion	(2,500,730)	(23,409,957)
Shares converted from Class C (See Note 1)	(236,566)	(2,219,925)
Net increase (decrease)	(2,737,296)	$(25,629,882)

Class C2	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	25,494	$237,300
Shares issued to shareholders in reinvestment of distributions	9,391	87,159
Shares redeemed	(133,306)	(1,228,320)
Net increase (decrease)	(98,421)	$(903,861)
Year ended October 31, 2024:
Shares sold	143,750	$1,351,369
Shares issued to shareholders in reinvestment of distributions	20,288	190,353
Shares redeemed	(129,699)	(1,212,456)
Net increase (decrease)	34,339	$329,266

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	119,402,593	$1,106,018,873
Shares issued to shareholders in reinvestment of distributions	10,759,349	99,932,278
Shares redeemed	(175,453,539)	(1,622,264,096)
Net increase (decrease) in shares outstanding before conversion	(45,291,597)	(416,312,945)
Shares converted into Class I (See Note 1)	20,157	188,227
Shares converted from Class I (See Note 1)	(450,610)	(4,178,961)
Net increase (decrease)	(45,722,050)	$(420,303,679)
Year ended October 31, 2024:
Shares sold	342,027,176	$3,207,088,055
Shares issued to shareholders in reinvestment of distributions	20,666,803	194,062,270
Shares redeemed	(222,226,763)	(2,071,873,498)
Net increase (decrease) in shares outstanding before conversion	140,467,216	1,329,276,827
Shares converted into Class I (See Note 1)	419,856	3,937,593
Shares converted from Class I (See Note 1)	(2,268,670)	(21,320,116)
Net increase (decrease)	138,618,402	$1,311,894,304

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	33,144,930	$302,864,514
Shares issued to shareholders in reinvestment of distributions	131,417	1,220,792
Shares redeemed	(31,906,859)	(291,486,449)
Net increase (decrease) in shares outstanding before conversion	1,369,488	12,598,857
Shares converted into Class R6 (See Note 1)	388,264	3,614,298
Shares converted from Class R6 (See Note 1)	(8,450)	(80,111)
Net increase (decrease)	1,749,302	$16,133,044
Year ended October 31, 2024:
Shares sold	34,368,162	$319,969,825
Shares issued to shareholders in reinvestment of distributions	233,370	2,192,541
Shares redeemed	(23,364,287)	(216,944,831)
Net increase (decrease) in shares outstanding before conversion	11,237,245	105,217,535
Shares converted into Class R6 (See Note 1)	2,203,635	20,714,037
Shares converted from Class R6 (See Note 1)	(356)	(3,315)
Net increase (decrease)	13,440,524	$125,928,257

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.

Notes to Financial Statements (Unaudited) (continued)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
64	NYLI MacKay Tax Free Bond Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

66

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
68

representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
70

respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
72

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
74

NYLI MacKay Strategic Bond Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.9%
Asset-Backed Securities 11.8%
Automobile Asset-Backed Securities 5.8%
Ally Bank Auto Credit-Linked Notes (a)
Series 2024-B, Class G
11.395%, due 9/15/32	$ 1,067,204	$ 1,065,502
Series 2024-A, Class G
12.748%, due 5/17/32	1,581,026	1,602,901
American Credit Acceptance Receivables Trust
Series 2021-4, Class E
3.12%, due 2/14/28 (a)	1,400,000	1,398,119
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class D
7.59%, due 4/20/29 (a)	1,740,000	1,739,431
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class D
7.84%, due 8/15/29	1,780,000	1,881,098
CarMax Auto Owner Trust
Series 2024-1, Class D
6.00%, due 7/15/30	1,325,000	1,352,902
CarMax Select Receivables Trust
Series 2025-A, Class D
5.86%, due 7/15/31	1,595,000	1,584,778
CPS Auto Receivables Trust
Series 2024-C, Class E
8.04%, due 3/15/32 (a)	2,360,000	2,413,328
DT Auto Owner Trust (a)
Series 2021-3A, Class D
1.31%, due 5/17/27	1,558,619	1,527,339
Series 2021-4A, Class D
1.99%, due 9/15/27	1,385,000	1,359,742
Series 2021-3A, Class E
2.65%, due 9/15/28	920,000	900,673
Exeter Automobile Receivables Trust (a)
Series 2021-3A, Class E
3.04%, due 12/15/28	3,790,000	3,693,243
Series 2022-2A, Class E
6.34%, due 10/15/29	3,730,000	3,439,189
Series 2025-1A, Class E
7.48%, due 9/15/32	3,500,000	3,510,702
Series 2022-5A, Class E
10.45%, due 4/15/30	2,870,000	3,019,428
Flagship Credit Auto Trust (a)
Series 2021-2, Class D
1.59%, due 6/15/27	1,190,000	1,155,588
Series 2021-3, Class D
1.65%, due 9/15/27	2,412,000	2,299,166
Series 2021-4, Class C
1.96%, due 12/15/27	1,240,000	1,226,095
	Principal Amount	Value

Automobile Asset-Backed Securities (continued)
Flagship Credit Auto Trust (a) (continued)
Series 2021-4, Class D
2.26%, due 12/15/27	$ 2,507,000	$ 2,383,137
Series 2020-1, Class D
2.48%, due 3/16/26	33,801	33,769
Series 2021-2, Class E
3.16%, due 9/15/28	1,900,000	1,815,619
Series 2021-3, Class E
3.32%, due 12/15/28	2,110,000	1,944,432
Series 2020-1, Class E
3.52%, due 6/15/27	2,590,000	2,583,011
Series 2022-1, Class D
3.64%, due 3/15/28	1,000,000	965,896
Series 2021-4, Class E
4.03%, due 3/15/29	1,010,000	890,485
Series 2020-3, Class E
4.98%, due 12/15/27	1,090,000	1,087,802
Series 2022-2, Class D
5.80%, due 4/17/28	2,585,000	2,426,256
Series 2024-1, Class D
6.30%, due 4/15/30	770,000	774,412
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class D
1.48%, due 7/15/27	1,204,896	1,185,841
Series 2022-3A, Class E
8.35%, due 10/15/29	670,000	696,274
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class E
12.60% (SOFR 30A + 8.25%), due 5/20/32 (a)(b)	804,894	807,914
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	1,270,000	1,264,291
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	1,942,499	2,018,693
Santander Drive Auto Receivables Trust
Series 2024-4, Class D
5.32%, due 12/15/31	1,305,000	1,302,356
		57,349,412
Home Equity Asset-Backed Security 0.0% ‡
GSAA Home Equity Trust
Series 2007-8, Class A3
5.341% (1 Month SOFR + 1.014%), due 8/25/37 (b)	12,362	12,112

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities 6.0%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.649% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	$ 1,300,000	$ 1,299,977
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
5.819% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	500,000	497,734
AIMCO CLO
Series 2018-AA, Class B1R
5.93% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	1,650,000	1,641,242
American Airlines Pass-Through Trust
Series 2019-1, Class B
3.85%, due 2/15/28	561,980	537,955
Series 2021-1, Class B
3.95%, due 7/11/30	945,500	885,248
Series 2016-1, Class A
4.10%, due 1/15/28	759,367	733,406
Apidos CLO
Series 2018-18A, Class BR2
5.972% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	1,700,000	1,688,333
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.847% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	870,000	860,431
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.019% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	850,000	842,104
Ares Loan Funding IX Ltd.
Series 2025-ALF9A, Class A2
5.64% (3 Month SOFR + 1.40%), due 3/31/38 (a)(b)	1,500,000	1,496,949
Auxilior Term Funding LLC
Series 2023-1A, Class D
7.27%, due 12/16/30 (a)	940,000	993,093
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	1,365,000	1,376,788
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
7.219% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	800,000	800,112
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Blackrock Rainier CLO VI Ltd.
Series 2021-6A, Class A1R
5.819% (3 Month SOFR + 1.55%), due 4/20/37 (a)(b)	$ 1,200,000	$ 1,191,600
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,029,873	1,017,168
Series 2021-1A, Class B1
1.98%, due 3/15/61	3,977,129	3,742,678
Series 2020-1, Class A2
1.99%, due 7/15/60	1,519,057	1,398,327
Series 2020-1, Class B1
2.28%, due 7/15/60	2,122,707	2,089,826
Series 2020-1, Class B2
2.60%, due 7/15/60	2,428,520	2,166,561
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	5,948	5,957
Dext ABS LLC
Series 2025-1, Class D
5.65%, due 2/15/36 (a)	1,200,000	1,205,767
FirstKey Homes Trust
Series 2020-SFR2, Class E
2.668%, due 10/19/37 (a)	1,800,000	1,768,919
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.839% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	1,600,000	1,593,328
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
5.652% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	1,200,000	1,196,860
Golub Capital Partners CLO 78M
Series 2025-78A, Class A1
5.691% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	1,900,000	1,875,524
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.792% (3 Month SOFR + 1.48%), due 4/15/37 (a)(b)	1,630,000	1,617,265
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, due 7/25/33 (a)	482,097	472,789
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	758,466	727,598

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.856% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	$ 800,000	$ 795,458
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	479,813	438,276
Series 2020-GA, Class B
2.50%, due 9/16/69	1,145,000	958,777
Series 2020-HA, Class B
2.78%, due 1/15/69	1,820,000	1,557,217
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.639% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	1,100,000	1,096,642
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.375% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	1,000,000	975,529
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.729% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	600,000	598,786
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.963% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	1,650,000	1,640,569
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.68% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	1,100,000	1,099,972
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.669% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	900,000	899,979
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
6.206% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	800,000	804,336
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(c)(d)	27,972,241	1,013,994
Subway Funding LLC (a)
Series 2024-3A, Class A23
5.914%, due 7/30/54	2,069,600	2,053,212
Series 2024-1A, Class A2II
6.268%, due 7/30/54	1,179,075	1,198,868
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
5.975% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	$ 1,000,000	$ 997,337
Tricon American Homes (a)
Series 2020-SFR1, Class C
2.249%, due 7/17/38	1,500,000	1,452,527
Series 2020-SFR1, Class D
2.548%, due 7/17/38	3,560,000	3,454,129
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	606,181	617,071
Zayo Issuer LLC
Series 2025-1A, Class C
8.659%, due 3/20/55 (a)	2,500,000	2,493,840
		59,870,058
Total Asset-Backed Securities (Cost $117,190,172)		117,231,582
Corporate Bonds 28.8%
Aerospace & Defense 0.3%
Bombardier, Inc.
7.50%, due 2/1/29 (a)	2,030,000	2,091,089
Embraer Netherlands Finance BV
5.98%, due 2/11/35	500,000	507,550
		2,598,639
Airlines 0.7%
American Airlines, Inc. (a)
5.50%, due 4/20/26	366,667	364,223
5.75%, due 4/20/29	2,450,000	2,376,262
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	140,251	138,962
4.75%, due 10/20/28	2,665,000	2,648,878
Grupo Aeromexico SAB de CV
8.625%, due 11/15/31 (a)	450,000	416,363
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	684,000	686,144
		6,630,832
Auto Manufacturers 1.4%
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	1,295,000	1,241,894
6.054%, due 11/5/31	590,000	571,976
6.80%, due 5/12/28	2,105,000	2,136,687
6.95%, due 3/6/26	1,195,000	1,206,639
7.20%, due 6/10/30	625,000	643,469
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc.
2.35%, due 1/8/31	$ 1,178,000	$ 1,000,590
2.70%, due 6/10/31	1,525,000	1,305,179
4.30%, due 4/6/29	1,090,000	1,052,981
Nissan Motor Acceptance Co. LLC (a)
1.85%, due 9/16/26	3,610,000	3,407,412
7.05%, due 9/15/28	975,000	996,812
		13,563,639
Banks 5.3%
Akbank TAS
Series Reg S
9.369% (5 Year Treasury Constant Maturity Rate + 5.27%), due 3/14/29 (b)(e)	1,100,000	1,098,134
Banco Bradesco SA
6.50%, due 1/22/30 (a)	450,000	466,794
Banco de Credito del Peru SA
6.45% (5 Year Treasury Constant Maturity Rate + 2.486%), due 7/30/35 (a)(b)	1,220,000	1,217,194
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	2,400,000	2,380,120
6.35%, due 3/14/34	1,000,000	1,021,635
Bank of Georgia JSC
Series Reg S
9.50% (5 Year SOFR + 5.618%), due 7/16/29 (b)(e)	950,000	933,205
Barclays plc (b)(e)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	2,380,000	2,133,153
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	900,000	919,457
BNP Paribas SA (a)
3.052%, due 1/13/31 (f)	1,605,000	1,475,851
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	1,315,000	1,242,628
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(e)	1,610,000	1,358,287
BPCE SA (a)(f)
2.045%, due 10/19/27	2,240,000	2,155,847
	Principal Amount	Value

Banks (continued)
BPCE SA (a)(f) (continued)
6.714%, due 10/19/29	$ 665,000	$ 702,431
Citigroup, Inc.
2.52%, due 11/3/32 (f)	2,115,000	1,822,820
Comerica, Inc.
5.982%, due 1/30/30 (f)	1,715,000	1,736,064
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(e)	1,746,000	1,579,010
Deutsche Bank AG
3.035%, due 5/28/32 (f)	460,000	406,447
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	3,390,000	3,312,401
First Horizon Bank
5.75%, due 5/1/30	1,673,000	1,680,705
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	3,430,000	3,067,520
Itau Unibanco Holding SA
6.00%, due 2/27/30 (a)	980,000	1,003,079
KeyBank NA
4.15%, due 8/8/25	1,585,000	1,581,912
KeyCorp
6.401%, due 3/6/35 (f)	2,020,000	2,116,007
Morgan Stanley (f)
2.484%, due 9/16/36	2,170,000	1,810,290
2.511%, due 10/20/32	3,225,000	2,784,427
NatWest Group plc
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (b)(e)	2,650,000	2,196,176
Santander Holdings USA, Inc. (f)
6.342%, due 5/31/35	1,150,000	1,175,074
6.499%, due 3/9/29	1,315,000	1,363,410
Societe Generale SA (a)(b)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	1,240,000	1,194,126
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,920,000	1,676,307
UBS Group AG (a)
3.091%, due 5/14/32 (f)	885,000	792,379
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(e)	2,555,000	2,187,947

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Wells Fargo & Co.
3.35%, due 3/2/33 (f)	$ 2,330,000	$ 2,092,050
		52,682,887
Building Materials 0.3%
CEMEX Materials LLC
7.70%, due 7/21/25 (a)	2,840,000	2,852,212
Chemicals 0.9%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	1,255,000	1,069,893
Series Reg S
3.25%, due 2/25/31	200,000	170,501
Celanese US Holdings LLC
6.95%, due 11/15/33 (g)	1,740,000	1,743,376
Ma'aden Sukuk Ltd.
5.50%, due 2/13/35 (a)	930,000	945,456
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	2,565,000	2,430,765
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	2,185,000	2,093,233
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	765,000	718,164
		9,171,388
Commercial Services 0.9%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,640,000	1,583,394
Belron UK Finance plc
5.75%, due 10/15/29 (a)	2,215,000	2,212,179
DP World Salaam
Series Reg S
6.00% (5 Year Treasury Constant Maturity Rate + 5.75%), due 10/1/25 (b)(e)	5,355,000	5,338,935
		9,134,508
Cosmetics & Personal Care 0.2%
Coty, Inc.
4.75%, due 1/15/29 (a)	2,020,000	1,943,138
Diversified Financial Services 1.8%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	1,650,000	1,558,318
Ally Financial, Inc.
5.75%, due 11/20/25	3,820,000	3,825,102
8.00%, due 11/1/31	1,890,000	2,092,987
	Principal Amount	Value

Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	$ 2,125,000	$ 2,057,252
5.75%, due 11/15/29	1,575,000	1,594,480
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	1,805,000	1,772,006
5.75%, due 1/22/30 (a)	450,000	448,515
Series Reg S
5.75%, due 1/22/30	340,000	338,878
Bread Financial Holdings, Inc.
8.375% (5 Year Treasury Constant Maturity Rate + 4.30%), due 6/15/35 (a)(b)	1,250,000	1,169,078
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)	1,610,000	1,652,462
OneMain Finance Corp.
6.75%, due 3/15/32	1,105,000	1,083,817
		17,592,895
Electric 2.6%
Adani Electricity Mumbai Ltd.
Series Reg S
3.949%, due 2/12/30	2,135,000	1,846,479
AEP Texas, Inc.
4.70%, due 5/15/32	1,175,000	1,140,301
AES Andes SA
Series Reg S
8.15% (5 Year Treasury Constant Maturity Rate + 3.835%), due 6/10/55 (b)	950,000	968,049
Alpha Generation LLC
6.75%, due 10/15/32 (a)	1,385,000	1,411,470
Aydem Yenilenebilir Enerji A/S
Series Reg S
7.75%, due 2/2/27	288,000	286,560
7.75%, due 2/2/27 (a)	967,500	962,662
Banco Actinver SA Institucion de Banca Multiple
7.25%, due 1/31/41 (a)	397,700	394,519
Calpine Corp.
5.125%, due 3/15/28 (a)	1,185,000	1,173,753
Centrais Eletricas Brasileiras SA
6.50%, due 1/11/35 (a)	600,000	589,038
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (b)(h)	1,295,000	1,212,514
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
EnfraGen Energia Sur SA
Series Reg S
5.375%, due 12/30/30 (h)	$ 400,000	$ 343,844
5.375%, due 12/30/30 (a)	1,305,000	1,121,791
IPALCO Enterprises, Inc.
5.75%, due 4/1/34	1,485,000	1,480,760
Kentucky Power Co.
7.00%, due 11/15/33 (a)	1,630,000	1,743,565
Ohio Power Co.
Series R
2.90%, due 10/1/51	955,000	574,582
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,855,000	1,186,313
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	1,465,000	1,487,083
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	2,150,000	1,970,079
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	1,550,000	1,605,458
XPLR Infrastructure Operating Partners LP (a)(h)
4.50%, due 9/15/27	1,215,000	1,148,706
7.25%, due 1/15/29	1,775,000	1,756,690
8.375%, due 1/15/31	1,140,000	1,144,184
		25,548,400
Engineering & Construction 0.1%
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	700,000	638,747
Food 0.6%
JBS USA LUX SARL
6.375%, due 2/25/55 (a)	1,435,000	1,457,917
Series Reg S
6.375%, due 2/25/55	2,000,000	2,031,940
Post Holdings, Inc.
4.625%, due 4/15/30 (a)	1,515,000	1,428,047
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	1,520,000	1,346,755
		6,264,659
	Principal Amount	Value

Forest Products & Paper 0.2%
Suzano Austria GmbH
3.75%, due 1/15/31	$ 2,510,000	$ 2,268,824
Gas 0.2%
National Fuel Gas Co.
2.95%, due 3/1/31	1,695,000	1,500,915
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	1,070,000	934,759
		2,435,674
Healthcare-Services 0.1%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	1,100,000	1,048,719
Home Furnishings 0.1%
Vestel Elektronik Sanayi ve Ticaret A/S
Series Reg S
9.75%, due 5/15/29 (h)	990,000	791,446
Insurance 0.4%
Athene Global Funding
5.526%, due 7/11/31 (a)	1,360,000	1,379,924
Lincoln National Corp.
6.942% (3 Month SOFR + 2.619%), due 5/17/66 (b)	3,537,000	2,785,451
		4,165,375
Internet 0.6%
Match Group Holdings II LLC
4.625%, due 6/1/28 (a)	615,000	591,819
Prosus NV
Series Reg S
4.027%, due 8/3/50	1,350,000	887,240
Series Reg S
4.987%, due 1/19/52	3,045,000	2,282,355
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	2,000,000	2,109,620
		5,871,034
Investment Companies 0.5%
GACI First Investment Co.
Series Reg S
5.25%, due 1/29/34	2,000,000	1,992,542
Series Reg S
5.375%, due 1/29/54 (h)	3,256,000	2,875,732
		4,868,274

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Iron & Steel 0.7%
Eregli Demir ve Celik Fabrikalari TAS
8.375%, due 7/23/29 (a)	$ 1,880,000	$ 1,892,791
Metinvest BV
Series Reg S
8.50%, due 4/23/26	1,500,000	1,361,250
Mineral Resources Ltd.
9.25%, due 10/1/28 (a)	2,400,000	2,269,713
Samarco Mineracao SA
Series Reg S
9.50% (9.00% PIK), due 6/30/31 (i)	1,313,912	1,236,620
Usiminas International SARL
7.50%, due 1/27/32 (a)	296,000	296,000
		7,056,374
Leisure Time 0.2%
NCL Finance Ltd.
6.125%, due 3/15/28 (a)	2,095,000	2,079,796
Lodging 1.0%
Fortune Star BVI Ltd.
Series Reg S
5.95%, due 10/19/25	2,280,000	2,262,923
Las Vegas Sands Corp.
5.625%, due 6/15/28	2,735,000	2,741,276
Melco Resorts Finance Ltd.
Series Reg S
5.625%, due 7/17/27	1,300,000	1,254,635
Sands China Ltd.
3.25%, due 8/8/31 (g)	1,400,000	1,193,249
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	2,170,000	2,085,445
Series Reg S
6.50%, due 1/15/28	310,000	297,921
		9,835,449
Machinery—Construction & Mining 0.1%
Terex Corp.
6.25%, due 10/15/32 (a)	1,540,000	1,473,846
Media 0.9%
Charter Communications Operating LLC
6.10%, due 6/1/29	1,470,000	1,522,305
Globo Comunicacao e Participacoes SA
Series Reg S
5.50%, due 1/14/32	850,000	791,559
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)(h)	2,240,000	2,109,326
	Principal Amount	Value

Media (continued)
Paramount Global
4.95%, due 1/15/31	$ 2,675,000	$ 2,587,909
Univision Communications, Inc.
6.625%, due 6/1/27 (a)	2,205,000	2,133,524
		9,144,623
Mining 1.1%
Compass Minerals International, Inc.
6.75%, due 12/1/27 (a)(h)	2,125,000	2,099,794
Freeport Indonesia PT
Series Reg S
5.315%, due 4/14/32	1,600,000	1,579,529
Series Reg S
6.20%, due 4/14/52	1,270,000	1,223,569
Navoi Mining & Metallurgical Combinat
6.70%, due 10/17/28 (a)	300,000	305,730
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	1,075,000	1,115,312
Vedanta Resources Finance II plc
10.875%, due 9/17/29 (a)	1,600,000	1,552,714
Series Reg S
10.875%, due 9/17/29	750,000	727,835
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	2,210,000	2,238,951
Series Reg S
9.375%, due 2/14/31	290,000	293,799
		11,137,233
Miscellaneous—Manufacturing 0.3%
Axon Enterprise, Inc.
6.125%, due 3/15/30 (a)	1,300,000	1,322,625
Textron Financial Corp.
6.32% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	2,140,000	1,940,525
		3,263,150
Oil & Gas 1.8%
ADNOC Murban RSC Ltd.
Series Reg S
5.125%, due 9/11/54	2,420,000	2,176,190
Azule Energy Finance plc
8.125%, due 1/23/30 (a)	647,000	623,708
Energean Israel Finance Ltd. (a)
Series Reg S
4.875%, due 3/30/26	985,000	969,606
Series Reg S
5.375%, due 3/30/28	1,030,000	970,260
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	2,610,000	2,443,747
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
KazMunayGas National Co. JSC
Series Reg S
5.375%, due 4/24/30	$ 2,127,000	$ 2,076,548
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	2,130,000	1,957,264
Raizen Fuels Finance SA
6.95%, due 3/5/54 (a)	2,515,000	2,377,790
SEPLAT Energy plc
9.125%, due 3/21/30 (a)	1,350,000	1,286,887
Tullow Oil plc
Series Reg S
10.25%, due 5/15/26	3,225,000	2,537,269
		17,419,269
Oil & Gas Services 0.1%
Yinson Boronia Production BV
Series Reg S
8.947%, due 7/31/42	1,184,460	1,214,072
Packaging & Containers 0.1%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	577,000	575,659
Pharmaceuticals 0.3%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	221,000	213,538
4.75%, due 5/9/27	2,345,000	2,300,500
		2,514,038
Pipelines 1.9%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,710,000	1,350,393
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,570,000	2,365,613
DCP Midstream Operating LP
3.25%, due 2/15/32	3,090,000	2,654,747
Delek Logistics Partners LP
7.125%, due 6/1/28 (a)	1,110,000	1,096,766
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(e)	2,520,000	2,502,596
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,490,000	2,200,774
	Principal Amount	Value

Pipelines (continued)
Greensaif Pipelines Bidco SARL
Series Reg S
6.103%, due 8/23/42	$ 1,500,000	$ 1,486,800
Hess Midstream Operations LP
6.50%, due 6/1/29 (a)	2,070,000	2,102,228
Plains All American Pipeline LP
3.80%, due 9/15/30	1,040,000	980,226
Western Midstream Operating LP
5.25%, due 2/1/50 (g)	1,800,000	1,438,800
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,425,000	944,503
		19,123,446
Real Estate 0.4%
Alpha Star Holding VII Ltd.
Series Reg S
7.75%, due 4/27/26	1,000,000	1,011,250
Dar Al-Arkan Sukuk Co. Ltd.
Series Reg S
6.875%, due 2/26/27	1,450,000	1,449,130
MAF Global Securities Ltd.
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 4.893%), due 6/30/27 (b)(e)	1,500,000	1,541,130
		4,001,510
Real Estate Investment Trusts 1.2%
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)	1,686,000	1,623,749
Park Intermediate Holdings LLC
5.875%, due 10/1/28 (a)	2,565,000	2,503,081
Starwood Property Trust, Inc. (a)
3.625%, due 7/15/26	3,172,000	3,096,356
6.00%, due 4/15/30	1,625,000	1,606,269
Trust Fibra Uno
8.25%, due 1/23/37 (a)	180,000	185,170
Series Reg S
8.25%, due 1/23/37	915,000	941,281
Uniti Group LP
10.50%, due 2/15/28 (a)	1,896,000	2,013,144
		11,969,050
Retail 0.8%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	2,290,000	2,330,121
AutoNation, Inc.
4.75%, due 6/1/30	1,116,000	1,094,443

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	$ 2,485,000	$ 2,528,751
El Puerto de Liverpool SAB de CV
6.658%, due 1/22/37 (a)	681,000	685,617
Sally Holdings LLC
6.75%, due 3/1/32	785,000	790,697
Staples, Inc.
10.75%, due 9/1/29 (a)	980,000	849,086
		8,278,715
Software 0.2%
Cloud Software Group, Inc.
6.50%, due 3/31/29 (a)	1,720,000	1,720,617
Telecommunications 0.4%
AT&T, Inc.
3.50%, due 9/15/53	1,485,000	993,950
Total Play Telecomunicaciones SA de CV
Series Reg S
10.50%, due 12/31/28	850,000	756,828
Turkcell Iletisim Hizmetleri A/S
7.65%, due 1/24/32 (a)	443,000	443,161
VEON Holdings BV
Series Reg S
3.375%, due 11/25/27	2,280,000	2,044,442
		4,238,381
Water 0.1%
Aegea Finance SARL
9.00%, due 1/20/31 (a)	845,000	881,446
Total Corporate Bonds (Cost $296,544,274)		285,997,964
Foreign Government Bonds 4.1%
Angola 0.2%
Angola Government Bond
8.75%, due 4/14/32 (a)	3,075,000	2,412,030
Argentina 0.6%
Argentina Government Bond
1.00%, due 7/9/29	3,195,000	2,568,780
3.50%, due 7/9/41 (g)	2,068,000	1,248,068
4.125%, due 7/9/35 (g)	2,500,030	1,667,230
		5,484,078
	Principal Amount	Value

Chile 0.3%
Corp. Nacional del Cobre de Chile
6.44%, due 1/26/36 (a)	$ 1,875,000	$ 1,942,757
Series Reg S
6.44%, due 1/26/36	260,000	269,396
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	1,049,000	918,905
		3,131,058
Colombia 0.1%
Ecopetrol SA
5.875%, due 5/28/45	1,730,000	1,159,326
Cote D'Ivoire 0.1%
Ivory Coast Government Bond
Series Reg S
8.25%, due 1/30/37	890,000	817,214
Dominican Republic 0.2%
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	310,000	277,993
4.875%, due 9/23/32 (a)	2,160,000	1,936,980
		2,214,973
Ecuador 0.1%
Ecuador Government Bond
Series Reg S
5.50%, due 7/31/35 (g)	1,642,000	984,066
Israel 0.2%
Israel Government Bond
5.75%, due 3/12/54	2,500,000	2,250,000
Mexico 0.3%
Petroleos Mexicanos
10.00%, due 2/7/33	2,935,000	2,939,629
Morocco 0.3%
OCP SA
6.10%, due 4/30/30 (a)	225,000	225,146
Series Reg S
6.875%, due 4/25/44	2,620,000	2,457,424
		2,682,570
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Foreign Government Bonds (continued)
Paraguay 0.1%
Paraguay Government Bond
Series Reg S
6.10%, due 8/11/44	$ 250,000	$ 234,688
6.10%, due 8/11/44 (a)	1,150,000	1,079,562
		1,314,250
Poland 0.2%
Poland Government Bond
5.125%, due 9/18/34	1,820,000	1,815,336
Romania 0.2%
Romanian Government Bond
Series Reg S
3.00%, due 2/14/31	2,020,000	1,681,607
Saudi Arabia 0.3%
KSA Sukuk Ltd.
Series Reg S
5.25%, due 6/4/34	2,660,000	2,721,233
Saudi Government Bond
Series Reg S
4.875%, due 7/18/33	340,000	336,584
		3,057,817
Supranational 0.2%
Africa Finance Corp. (b)(e)
7.50% (5 Year Treasury Constant Maturity Rate + 3.015%), due 1/21/30 (a)	1,820,000	1,776,902
Series Reg S
7.50% (5 Year Treasury Constant Maturity Rate + 3.015%), due 1/21/30	200,000	195,264
		1,972,166
Ukraine 0.2%
Ukraine Government Bond (g)
1.75%, due 2/1/29	735,525	458,967
Series Reg S
1.75%, due 2/1/29	2,418,325	1,509,035
		1,968,002
United Arab Emirates 0.2%
Abu Dhabi Government Bond
Series Reg S
5.00%, due 4/30/34	1,800,000	1,872,684
	Principal Amount	Value

Uzbekistan 0.3%
Uzbekistan Government Bond
Series Reg S
7.85%, due 10/12/28	$ 1,710,000	$ 1,804,790
Uzbekneftegaz JSC
8.75%, due 5/7/30 (a)	1,300,000	1,452,061
		3,256,851
Total Foreign Government Bonds (Cost $41,912,837)		41,013,657
Loan Assignments 2.0%
Cargo Transport 0.1%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.049% (3 Month SOFR + 1.75%), due 4/10/31 (b)	1,432,800	1,412,302
Chemicals, Plastics & Rubber 0.5%
Glatfelter Corp.
First Lien Term Loan
8.563% (3 Month SOFR + 4.25%), due 11/4/31 (b)	3,785,513	3,618,318
INEOS US Petrochem LLC
First Lien New Term Loan B1
8.672% (1 Month SOFR + 4.25%), due 4/2/29 (b)	1,845,340	1,577,766
		5,196,084
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
8.422% (1 Month SOFR + 4.00%), due 11/2/27 (b)	748,486	702,641
Finance 0.3%
Arches Buyer, Inc.
First Lien New Term Loan
7.672% (1 Month SOFR + 3.25%), due 12/6/27 (b)	1,496,094	1,462,432
Fortress Intermediate 3, Inc.
First Lien Initial Term Loan
8.072% (1 Month SOFR + 3.75%), due 6/27/31 (b)	1,850,351	1,811,031
		3,273,463

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Loan Assignments (continued)
Healthcare, Education & Childcare 0.2%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
8.322% (1 Month SOFR + 4.00%), due 4/23/31 (b)	$ 1,835,388	$ 1,776,885
High Tech Industries 0.2%
Ahead DB Holdings LLC
First Lien Term Loan B3
7.299% (3 Month SOFR + 3.00%), due 2/3/31 (b)	1,553,263	1,541,059
Media 0.5%
Directv Financing LLC
First Lien 2024 Refinancing Term Loan B
9.791% (3 Month SOFR + 5.25%), due 8/2/29 (b)	2,023,695	1,949,251
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.686% (1 Month SOFR + 3.25%), due 1/31/29 (b)	2,900,000	2,856,500
		4,805,751
Software 0.1%
Opal LLC
First Lien Term Loan
7.385% (3 Month SOFR + 3.25%), due 3/31/32 (b)	1,500,000	1,494,375
Total Loan Assignments (Cost $20,818,504)		20,202,560
Mortgage-Backed Securities 26.9%
Agency (Collateralized Mortgage Obligations) 6.1%
FHLMC
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(c)	2,927,605	95,977
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(c)	2,257,051	60,960
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	2,524,645	2,054,720
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	955,765	800,580
REMIC, Series 5363
(zero coupon), due 12/25/53	1,072,161	924,567
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	$ 941,235	$ 622,629
REMIC, Series 5471, Class SK
0.996% (SOFR 30A + 5.35%), due 8/25/54 (b)(c)	5,831,994	246,768
REMIC, Series 5472, Class SB
0.996% (SOFR 30A + 5.35%), due 11/25/54 (b)(c)	18,126,302	815,776
REMIC, Series 4993, Class KS
1.582% (SOFR 30A + 5.936%), due 7/25/50 (b)(c)	4,302,962	598,063
REMIC, Series 5031, Class IQ
2.50%, due 10/25/50 (c)	1,448,200	228,246
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (c)	930,411	144,165
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (c)	1,405,546	153,842
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (c)	3,153,469	538,103
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (c)	1,117,900	187,122
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (c)	1,550,398	251,559
REMIC, Series 5155, Class KI
3.00%, due 10/25/51 (c)	3,835,316	603,252
REMIC, Series 5160
3.00%, due 10/25/51 (c)	1,854,378	201,454
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (c)	3,602,516	628,424
REMIC, Series 5191
3.50%, due 9/25/50 (c)	1,955,079	362,435
REMIC, Series 5036
3.50%, due 11/25/50 (c)	2,365,105	493,333
REMIC, Series 5040
3.50%, due 11/25/50 (c)	1,198,715	226,193
REMIC, Series 5527, Class FA
5.354% (SOFR 30A + 1.00%), due 4/25/55 (b)	1,430,606	1,419,356
FHLMC, Strips (c)
REMIC, Series 311, Class S1
1.491% (SOFR 30A + 5.836%), due 8/15/43 (b)	3,949,786	434,267
REMIC, Series 397, Class C61
5.50%, due 1/25/53	2,828,057	621,248
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FNMA
REMIC, Series 2018-17, Class CS
(zero coupon) (SOFR 30A + 3.336%), due 3/25/48 (b)(c)	$ 39,042,345	$ 741,207
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	1,161,947	938,302
REMIC, Series 2023-45
(zero coupon), due 10/25/53	1,252,220	985,042
REMIC, Series 2023-51
(zero coupon), due 11/25/53	992,683	839,592
REMIC, Series 2022-10, Class SA
1.396% (SOFR 30A + 5.75%), due 2/25/52 (b)(c)	2,106,114	254,315
REMIC, Series 2021-40, Class SI
1.482% (SOFR 30A + 5.836%), due 9/25/47 (b)(c)	2,383,971	248,104
REMIC, Series 2024-48, Class SB
1.546% (SOFR 30A + 5.90%), due 7/25/54 (b)(c)	11,588,140	942,303
REMIC, Series 2016-57, Class SN
1.582% (SOFR 30A + 5.936%), due 6/25/46 (b)(c)	1,814,040	212,650
REMIC, Series 2019-32, Class SB
1.582% (SOFR 30A + 5.936%), due 6/25/49 (b)(c)	1,340,936	161,267
REMIC, Series 2020-23, Class PS
1.582% (SOFR 30A + 5.936%), due 2/25/50 (b)(c)	2,307,462	308,818
REMIC, Series 2016-19, Class SD
1.632% (SOFR 30A + 5.986%), due 4/25/46 (b)(c)	3,644,040	327,456
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (c)	1,738,140	282,439
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (c)	628,400	78,464
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (c)	4,016,350	687,862
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (c)	2,233,608	463,496
FNMA, Strips (c)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	6,316,636	605,793
REMIC, Series 440, Class C46
4.00%, due 10/25/53	6,199,038	1,374,916
REMIC, Series 438, Class C34
6.00%, due 8/25/53	3,764,027	901,281
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FNMA, Strips (c) (continued)
REMIC, Series 2024-81
6.00%, due 7/25/54	$ 4,038,617	$ 936,924
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(c)	3,322,244	30,364
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(c)	4,477,298	58,372
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(c)	6,788,985	56,417
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(c)	6,486,798	70,059
REMIC, Series 2021-97, Class SD
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(c)	10,471,181	77,535
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(c)	3,592,343	144,517
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(c)	8,071,332	157,553
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(c)	4,633,045	7,271
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(c)	3,560,621	74,452
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(c)	7,013,003	95,860
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(c)	3,512,281	48,008
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(c)	17,733,124	326,915
REMIC, Series 2022-121, Class SG
(zero coupon) (SOFR 30A + 3.97%), due 7/20/52 (b)(c)	7,532,598	195,573
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,876,435	1,457,716
REMIC, Series 2023-53
(zero coupon), due 4/20/53	639,854	498,203

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2023-101, Class EO
(zero coupon), due 7/20/53	$ 943,399	$ 800,472
REMIC, Series 2024-51, Class SX
0.85% (SOFR 30A + 5.20%), due 3/20/54 (b)(c)	19,336,606	909,764
REMIC, Series 2023-80, Class SA
0.90% (SOFR 30A + 5.25%), due 6/20/53 (b)(c)	7,308,594	296,438
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	2,313,209	1,735,206
REMIC, Series 2020-34, Class SC
1.617% (1 Month SOFR + 5.936%), due 3/20/50 (b)(c)	1,886,128	249,179
REMIC, Series 2020-96, Class CS
1.667% (1 Month SOFR + 5.986%), due 8/20/49 (b)(c)	8,028,208	1,060,258
REMIC, Series 2020-146, Class SA
1.867% (1 Month SOFR + 6.186%), due 10/20/50 (b)(c)	2,287,333	339,115
REMIC, Series 2020-167, Class SN
1.867% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	1,257,757	190,256
REMIC, Series 2021-179, Class SA
1.867% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	3,635,168	528,775
REMIC, Series 2020-189, Class NS
1.867% (1 Month SOFR + 6.186%), due 12/20/50 (b)(c)	3,923,253	632,806
REMIC, Series 2020-189, Class SU
1.867% (1 Month SOFR + 6.186%), due 12/20/50 (b)(c)	781,726	120,348
REMIC, Series 2021-46, Class TS
1.867% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	1,757,552	264,261
REMIC, Series 2021-57, Class SA
1.867% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	5,886,226	813,621
REMIC, Series 2021-57, Class SD
1.867% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	11,900,426	1,690,745
REMIC, Series 2021-96, Class NS
1.867% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	5,163,559	772,241
REMIC, Series 2021-96, Class SN
1.867% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	3,167,401	414,136
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-122, Class HS
1.867% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	$ 3,087,310	$ 421,606
REMIC, Series 2022-137, Class S
1.867% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	3,105,910	436,015
REMIC, Series 2021-135, Class GS
1.867% (1 Month SOFR + 6.186%), due 8/20/51 (b)(c)	6,057,976	900,628
REMIC, Series 2021-96, Class JS
1.917% (1 Month SOFR + 6.236%), due 6/20/51 (b)(c)	2,974,465	451,414
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (c)	1,261,750	160,377
REMIC, Series 2020-188
2.00%, due 12/20/50 (c)	2,798,244	307,615
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (c)	5,552,627	627,026
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	421,962	347,395
REMIC, Series 2023-86, Class SE
2.30% (SOFR 30A + 6.65%), due 9/20/50 (b)(c)	2,296,058	366,946
REMIC, Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(c)	3,713,698	535,769
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (c)	1,112,089	170,072
REMIC, Series 2021-137, Class HI
2.50%, due 8/20/51 (c)	2,608,004	387,853
REMIC, Series 2021-188
2.50%, due 10/20/51 (c)	4,615,924	737,125
REMIC, Series 2023-60, Class ES
2.50% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,460,814	1,406,060
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (c)	3,642,374	624,880
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (c)	2,234,018	385,567
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (c)	462,116	71,050
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (c)	1,525,375	270,382
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (c)	4,408,872	760,629
REMIC, Series 2022-207
3.00%, due 8/20/51 (c)	2,693,094	454,486
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (c)	$ 2,742,841	$ 465,514
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (c)	4,629,380	821,464
REMIC, Series 2023-66, Class MP
3.60% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,796,212	1,694,525
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (c)	2,939,952	724,818
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2024-01, Class M10
8.204% (SOFR 30A + 3.85%), due 7/25/54	660,000	685,297
Series 2019-01, Class B10
9.968% (SOFR 30A + 5.614%), due 10/25/49	2,680,000	2,673,463
Series 2023-01, Class M10
10.854% (SOFR 30A + 6.50%), due 11/25/53	1,480,000	1,655,418
Series 2024-01, Class B1
11.104% (SOFR 30A + 6.75%), due 7/25/54	700,000	745,994
Series 2020-01, Class CE
11.968% (SOFR 30A + 7.614%), due 3/25/50	2,090,000	2,178,419
Series 2019-01, Class CE
13.218% (SOFR 30A + 8.864%), due 10/25/49	1,500,000	1,517,562
		61,105,075
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 10.3%
BANK
Series 2020-BN25, Class D
2.50%, due 1/15/63 (a)	3,420,000	2,536,280
Series 2018-BN12, Class D
3.00%, due 5/15/61 (a)	2,410,000	1,846,006
Series 2017-BNK6, Class D
3.10%, due 7/15/60 (a)	2,695,000	2,182,534
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (j)	2,045,000	1,785,897
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	2,880,000	2,516,748
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Benchmark Mortgage Trust (d)
Series 2018-B6, Class D
3.241%, due 10/10/51 (a)	$ 1,370,000	$ 1,050,699
Series 2019-B14, Class C
3.888%, due 12/15/62	2,180,000	1,668,991
BF Mortgage Trust
Series 2019-NYT, Class F
7.619% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	3,438,000	2,848,043
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
10.291% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	1,840,000	1,803,152
CAMB Commercial Mortgage Trust
Series 2021-CX2, Class D
2.864%, due 11/10/46 (a)(d)	2,000,000	1,554,998
Cantor Commercial Real Estate Lending
Series 2019-CF3, Class C
3.707%, due 1/15/53 (d)	2,000,000	1,608,199
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	2,765,000	2,296,614
CFCRE Commercial Mortgage Trust (a)(d)
Series 2016-C3, Class D
3.052%, due 1/10/48	1,590,000	1,475,716
Series 2016-C4, Class D
5.004%, due 5/10/58	1,940,000	1,838,927
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class D
2.60%, due 2/15/53 (a)	3,100,000	2,049,122
Series 2018-B2, Class D
3.30%, due 3/10/51 (a)(d)	2,735,000	2,040,684
Series 2015-GC35, Class AS
4.072%, due 11/10/48 (j)	1,165,000	1,107,216
Series 2014-GC25, Class B
4.345%, due 10/10/47 (j)	595,623	575,610
COMM Mortgage Trust
Series 2020-CX, Class D
2.773%, due 11/10/46 (a)(d)	2,805,000	2,247,944
Commercial Mortgage Trust
Series 2014-CR20, Class D
3.222%, due 11/10/47 (a)	2,885,000	2,172,694
Series 2015-CR22, Class C
4.039%, due 3/10/48 (d)	1,660,000	1,473,254
Series 2016-DC2, Class D
4.061%, due 2/10/49 (a)(d)	4,160,000	3,854,220

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
5.081%, due 1/15/49 (a)(d)	$ 1,535,000	$ 1,307,845
CSWF
Series 2021-SOP2, Class D
6.853% (1 Month SOFR + 2.531%), due 6/15/34 (a)(b)	1,732,000	1,378,942
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
5.268%, due 5/10/44 (a)(d)	3,105,000	2,185,610
FHLMC (a)(b)
REMIC, Series 2024-MN8, Class M2
8.604% (SOFR 30A + 4.25%), due 5/25/44	1,025,000	1,062,995
REMIC, Series 2025-MN10, Class B1
9.304% (SOFR 30A + 4.95%), due 2/25/45	2,620,000	2,567,772
FHLMC, Multifamily Structured Pass-Through Certificates (a)(b)
REMIC, Series 2021-MN3, Class M1
6.654% (SOFR 30A + 2.30%), due 11/25/51	1,151,260	1,152,438
REMIC, Series 2024-MN9, Class M2
7.603% (SOFR 30A + 3.25%), due 10/25/44	1,895,000	1,894,996
REMIC, Series 2024-MN9, Class B1
10.353% (SOFR 30A + 6.00%), due 10/25/44	1,825,000	1,822,839
GNMA (c)
REMIC, Series 2023-194, Class CI
0.815%, due 10/16/65 (d)	6,765,885	443,028
REMIC, Series 2020-177
0.82%, due 6/16/62 (d)	5,269,074	328,040
REMIC, Series 2023-159, Class CI
0.953%, due 7/16/65 (j)	9,150,864	690,748
REMIC, Series 2020-168, Class IA
0.979%, due 12/16/62 (d)	4,637,016	347,166
REMIC, Series 2021-47
0.992%, due 3/16/61 (d)	10,329,745	713,593
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (d)	4,754,618	345,162
REMIC, Series 2023-172
1.381%, due 2/16/66 (d)	6,177,398	597,029
GS Mortgage Securities Trust
Series 2018-GS10, Class D
3.00%, due 7/10/51 (a)	3,600,000	2,436,519
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
GS Mortgage Securities Trust (continued)
Series 2015-GC30, Class D
3.384%, due 5/10/50	$ 2,690,000	$ 2,104,394
Series 2014-GC22, Class B
4.391%, due 6/10/47 (j)	1,500,000	1,293,221
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1MEM, Class C
2.742%, due 10/9/42 (a)(d)	1,390,000	1,025,921
Series 2016-JP3, Class C
3.557%, due 8/15/49 (d)	1,370,000	1,208,737
Series 2022-NLP, Class G
8.847% (1 Month SOFR + 4.275%), due 4/15/37 (a)(b)	2,440,699	2,136,041
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	520,000	395,834
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,575,000	1,235,481
Series 2017-C5, Class B
4.009%, due 3/15/50 (j)	2,195,000	1,767,534
LSTAR Commercial Mortgage Trust
Series 2017-5, Class D
4.822%, due 3/10/50 (a)(d)	1,790,000	1,472,728
Morgan Stanley Bank of America Merrill Lynch Trust (a)(d)
Series 2015-C22, Class D
4.245%, due 4/15/48	2,815,000	1,876,574
Series 2015-C23, Class D
4.258%, due 7/15/50	800,000	763,774
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, due 9/9/32 (a)	1,300,000	1,153,060
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	3,340,000	3,491,654
SKY Trust
Series 2025-LINE, Class D
10.255% (1 Month SOFR + 5.934%), due 4/15/42 (a)(b)	1,630,000	1,593,438
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	1,205,000	946,456
Series 2019-C18, Class C
4.055%, due 12/15/52 (d)	1,621,000	1,354,041
Series 2018-C9, Class C
5.11%, due 3/15/51 (d)	1,485,000	1,201,323
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class D
2.70%, due 10/15/50 (a)	$ 2,525,000	$ 2,103,534
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	717,500	590,308
Series 2018-C44, Class D
3.00%, due 5/15/51 (a)	1,936,000	1,499,235
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	3,085,000	2,710,453
Series 2017-RC1, Class D
3.25%, due 1/15/60 (a)	2,400,000	2,082,066
Series 2017-C39, Class D
4.505%, due 9/15/50 (a)(d)	615,000	509,151
Series 2022-ONL, Class E
5.092%, due 12/15/39 (a)(d)	1,655,000	1,434,476
Series 2016-NXS5, Class D
5.122%, due 1/15/59 (d)	2,855,000	2,492,555
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.633%, due 6/5/35 (a)(d)	1,940,000	1,722,456
		101,972,715
Whole Loan (Collateralized Mortgage Obligations) 10.5%
CIM Trust (a)
Series 2021-J2, Class AS
0.21%, due 4/25/51 (c)(j)	43,376,333	562,509
Series 2025-NR1, Class A1
5.00%, due 6/25/64 (g)	1,595,785	1,547,148
Citigroup Mortgage Loan Trust
Series 2014-C, Class B3
4.25%, due 2/25/54 (a)(j)	3,125,000	2,603,722
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1B1
6.053% (SOFR 30A + 1.70%), due 1/25/45	2,365,000	2,308,920
Series 2024-R03, Class 2M2
6.303% (SOFR 30A + 1.95%), due 3/25/44	1,865,000	1,864,997
Series 2024-R05, Class 2B1
6.354% (SOFR 30A + 2.00%), due 7/25/44	2,455,000	2,421,261
Series 2021-R03, Class 1B1
7.104% (SOFR 30A + 2.75%), due 12/25/41	870,000	880,605
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(b) (continued)
Series 2020-R02, Class 2B1
7.468% (SOFR 30A + 3.114%), due 1/25/40	$ 800,000	$ 809,000
Series 2023-R07, Class 2M2
7.603% (SOFR 30A + 3.25%), due 9/25/43	2,780,000	2,877,300
Series 2020-SBT1, Class 1M2
8.118% (SOFR 30A + 3.764%), due 2/25/40	1,110,000	1,152,050
Series 2023-R03, Class 2M2
8.254% (SOFR 30A + 3.90%), due 4/25/43	2,870,000	3,026,071
Series 2019-R03, Class 1B1
8.568% (SOFR 30A + 4.214%), due 9/25/31	995,657	1,037,973
Series 2021-R03, Class 1B2
9.854% (SOFR 30A + 5.50%), due 12/25/41	3,900,000	4,031,625
Series 2021-R01, Class 1B2
10.354% (SOFR 30A + 6.00%), due 10/25/41	1,691,214	1,756,749
Series 2022-R01, Class 1B2
10.354% (SOFR 30A + 6.00%), due 12/25/41	4,098,000	4,274,747
Series 2020-SBT1, Class 1B1
11.218% (SOFR 30A + 6.864%), due 2/25/40	4,150,000	4,393,295
Series 2022-R02, Class 2B2
12.004% (SOFR 30A + 7.65%), due 1/25/42	3,210,000	3,430,687
Series 2019-HRP1, Class B1
13.718% (SOFR 30A + 9.364%), due 11/25/39	3,750,000	4,049,886
Series 2022-R03, Class 1B2
14.204% (SOFR 30A + 9.85%), due 3/25/42	665,000	741,475
FHLMC STACR REMIC Trust (a)(b)
Series 2025-HQA1, Class M2
6.004% (SOFR 30A + 1.65%), due 2/25/45	3,375,000	3,347,595
Series 2023-DNA2, Class M1B
7.603% (SOFR 30A + 3.25%), due 4/25/43	595,000	621,635
Series 2021-DNA6, Class B1
7.754% (SOFR 30A + 3.40%), due 10/25/41	1,470,000	1,506,342

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(b) (continued)
Series 2022-HQA3, Class M1B
7.904% (SOFR 30A + 3.55%), due 8/25/42	$ 2,635,000	$ 2,748,521
Series 2021-DNA1, Class B2
9.104% (SOFR 30A + 4.75%), due 1/25/51	1,307,000	1,406,010
Series 2021-HQA1, Class B2
9.354% (SOFR 30A + 5.00%), due 8/25/33	1,785,000	1,980,773
Series 2020-HQA1, Class B2
9.568% (SOFR 30A + 5.214%), due 1/25/50	2,940,000	3,154,796
Series 2022-HQA1, Class M2
9.604% (SOFR 30A + 5.25%), due 3/25/42	1,080,000	1,144,377
Series 2022-HQA3, Class M2
9.704% (SOFR 30A + 5.35%), due 8/25/42	2,990,000	3,200,227
Series 2020-DNA1, Class B2
9.718% (SOFR 30A + 5.364%), due 1/25/50	2,000,000	2,190,000
Series 2021-HQA3, Class B2
10.604% (SOFR 30A + 6.25%), due 9/25/41	3,311,667	3,417,970
Series 2021-HQA4, Class B2
11.354% (SOFR 30A + 7.00%), due 12/25/41	4,225,000	4,455,441
Series 2022-HQA1, Class B1
11.354% (SOFR 30A + 7.00%), due 3/25/42	2,500,000	2,706,250
Series 2022-DNA1, Class B2
11.454% (SOFR 30A + 7.10%), due 1/25/42	2,745,000	2,907,998
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.154%, due 8/25/48 (a)(j)	2,536,302	1,935,845
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
9.268% (SOFR 30A + 4.914%), due 9/25/47	3,913,000	4,107,039
REMIC, Series 2019-FTR2, Class B2
11.868% (SOFR 30A + 7.514%), due 11/25/48	1,770,000	2,000,025
REMIC, Series 2019-FTR1, Class B2
12.818% (SOFR 30A + 8.464%), due 1/25/48	1,790,000	2,064,398
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(j)	$ 270,730	$ 261,083
MASTR Alternative Loan Trust
Series 2005-6, Class 1A2
5.50%, due 12/25/35	1,085,620	696,706
Mill City Mortgage Loan Trust (a)(j)
Series 2018-4, Class B4
3.072%, due 4/25/66	1,732,975	1,059,789
Series 2018-3, Class B4
3.692%, due 8/25/58	1,112,628	682,133
New Residential Mortgage Loan Trust
Series 2020-RPL1, Class B3
3.848%, due 11/25/59 (a)(j)	2,465,000	1,856,528
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(j)	4,161,317	3,387,572
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.164%, due 6/25/51 (a)(c)(d)	32,350,721	320,379
STACR Trust
Series 2018-HRP1, Class B2
16.218% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	2,817,241	3,361,950
Towd Point Mortgage Trust (a)(j)
Series 2019-1, Class B2
3.463%, due 3/25/58	920,000	698,164
Series 2017-4, Class B5
3.655%, due 6/25/57	1,413,798	896,133
Series 2018-2, Class B5
3.766%, due 3/25/58	4,686,625	1,992,215
Verus Securitization Trust
Series 2023-INV2, Class B2
8.093%, due 8/25/68 (a)(d)	1,000,000	988,762
		104,866,676
Total Mortgage-Backed Securities (Cost $262,358,021)		267,944,466
U.S. Government & Federal Agencies 25.3%
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.5%
UMBS, 30 Year
2.00%, due 3/1/52	8,014,518	6,366,521
5.00%, due 9/1/53	9,262,127	9,086,860
5.50%, due 5/1/54	9,098,312	9,082,325
		24,535,706
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
United States Treasury Bonds 0.5%
U.S. Treasury Bonds
4.625%, due 2/15/55	$ 2,275,000	$ 2,251,183
4.75%, due 2/15/45	3,275,000	3,297,516
		5,548,699
United States Treasury Notes 22.3%
U.S. Treasury Notes
3.75%, due 4/30/27	11,970,000	12,005,069
3.75%, due 4/15/28	2,120,000	2,129,772
3.875%, due 4/30/30	40,325,000	40,611,686
4.00%, due 4/30/32	95,185,000	95,601,434
4.625%, due 2/15/35	68,780,000	71,359,250
		221,707,211
Total U.S. Government & Federal Agencies (Cost $249,211,140)		251,791,616
Total Long-Term Bonds (Cost $988,034,948)		984,181,845

	Shares

Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	14	67
Tobacco 0.0% ‡
Turning Point Brands, Inc.	6,802	417,507
Total Common Stocks (Cost $0)		417,574
Short-Term Investments 1.4%
Affiliated Investment Company 0.7%
NYLI U.S. Government Liquidity Fund, 4.167% (k)	7,112,638	7,112,638
Unaffiliated Investment Companies 0.7%
Allspring Government Money Market Fund, 4.342% (k)(l)	2,000,000	2,000,000
	Shares	Value

Unaffiliated Investment Companies (continued)
Invesco Government & Agency Portfolio, 4.367% (k)(l)	4,370,274	$ 4,370,274
		6,370,274
Total Short-Term Investments (Cost $13,482,912)		13,482,912
Total Investments (Cost $1,001,517,860)	100.3%	998,082,331
Other Assets, Less Liabilities	(0.3)	(2,885,577)
Net Assets	100.0%	$ 995,196,754

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of April 30, 2025.
(c)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(d)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of April 30, 2025.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of April 30, 2025.
(g)	Step coupon—Rate shown was the rate in effect as of April 30, 2025.
(h)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $8,611,016; the total market value of collateral held by the Fund was $9,004,294. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,634,020. The Fund received cash collateral with a value of $6,370,274. (See Note 2(K))
(i)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Strategic Bond Fund

(k)	Current yield as of April 30, 2025.
(l)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 10,957	$ 189,796	$ (193,640)	$ —	$ —	$ 7,113	$ 244	$ —	7,113
Foreign Currency Forward Contracts
As of April 30, 2025, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	14,607,000	USD	18,879,064	JPMorgan Chase Bank N.A.	5/7/25	$ 587,591
USD	18,154,706	GBP	14,607,000	JPMorgan Chase Bank N.A.	5/7/25	(1,311,949)
Net Unrealized Depreciation						$ (724,358)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of April 30, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	1,179	June 2025	$ 126,870,645	$ 128,741,274	$ 1,870,629
Short Contracts
Canada 5 Year Bonds	(1,486)	June 2025	(124,327,930)	(124,745,960)	(418,030)
Net Unrealized Appreciation					$ 1,452,599

1.	As of April 30, 2025, cash in the amount of $1,473,750 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2025.
Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
IO—Interest Only
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
USISDA—U.S. International Swaps and Derivatives Association
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 117,231,582	$ —	$ 117,231,582
Corporate Bonds	—	285,997,964	—	285,997,964
Foreign Government Bonds	—	41,013,657	—	41,013,657
Loan Assignments	—	20,202,560	—	20,202,560
Mortgage-Backed Securities	—	267,944,466	—	267,944,466
U.S. Government & Federal Agencies	—	251,791,616	—	251,791,616
Total Long-Term Bonds	—	984,181,845	—	984,181,845
Common Stocks	417,574	—	—	417,574
Short-Term Investments
Affiliated Investment Company	7,112,638	—	—	7,112,638
Unaffiliated Investment Companies	6,370,274	—	—	6,370,274
Total Short-Term Investments	13,482,912	—	—	13,482,912
Total Investments in Securities	13,900,486	984,181,845	—	998,082,331
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	587,591	—	587,591
Futures Contracts	1,870,629	—	—	1,870,629
Total Other Financial Instruments	1,870,629	587,591	—	2,458,220
Total Investments in Securities and Other Financial Instruments	$ 15,771,115	$ 984,769,436	$ —	$ 1,000,540,551
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (1,311,949)	$ —	$ (1,311,949)
Futures Contracts	(418,030)	—	—	(418,030)
Total Other Financial Instruments	$ (418,030)	$ (1,311,949)	$ —	$ (1,729,979)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Strategic Bond Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $994,405,222) including securities on loan of $8,611,016	$990,969,693
Investment in affiliated investment companies, at value (identified cost $7,112,638)	7,112,638
Cash	165,050
Cash denominated in foreign currencies (identified cost $547)	577
Cash collateral on deposit at broker for futures contracts	1,473,750
Due from custodian	1,254,587
Receivables:
Fund shares sold	8,273,178
Interest	6,640,537
Investment securities sold	3,908,799
Variation margin on futures contracts	1,490,761
Securities lending	7,448
Unrealized appreciation on foreign currency forward contracts	587,591
Other assets	105,604
Total assets	1,021,990,213
Liabilities
Cash collateral received for securities on loan	6,370,274
Payables:
Investment securities purchased	16,822,549
Fund shares redeemed	1,124,508
Manager (See Note 3)	442,751
Transfer agent (See Note 3)	142,329
NYLIFE Distributors (See Note 3)	51,923
Professional fees	37,592
Custodian	6,494
Distributions payable	483,090
Unrealized depreciation on foreign currency forward contracts	1,311,949
Total liabilities	26,793,459
Net assets	$995,196,754
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$1,146,874
Additional paid-in-capital	1,196,998,448
1,198,145,322
Total distributable earnings (loss)	(202,948,568)
Net assets	$995,196,754
Class A
Net assets applicable to outstanding shares	$205,017,940
Shares of beneficial interest outstanding	23,651,456
Net asset value per share outstanding	$8.67
Maximum sales charge (4.50% of offering price)	0.41
Maximum offering price per share outstanding	$9.08
Investor Class
Net assets applicable to outstanding shares	$11,585,763
Shares of beneficial interest outstanding	1,322,718
Net asset value per share outstanding	$8.76
Maximum sales charge (4.00% of offering price)	0.37
Maximum offering price per share outstanding	$9.13
Class C
Net assets applicable to outstanding shares	$9,778,827
Shares of beneficial interest outstanding	1,135,362
Net asset value and offering price per share outstanding	$8.61
Class I
Net assets applicable to outstanding shares	$763,269,524
Shares of beneficial interest outstanding	87,941,211
Net asset value and offering price per share outstanding	$8.68
Class R6
Net assets applicable to outstanding shares	$5,544,700
Shares of beneficial interest outstanding	636,690
Net asset value and offering price per share outstanding	$8.71

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$25,796,613
Dividends-affiliated	243,851
Securities lending, net	54,186
Dividends-unaffiliated	988
Total income	26,095,638
Expenses
Manager (See Note 3)	2,484,585
Transfer agent (See Note 3)	481,740
Distribution/Service—Class A (See Note 3)	243,856
Distribution/Service—Investor Class (See Note 3)	14,627
Distribution/Service—Class C (See Note 3)	48,353
Professional fees	60,519
Registration	57,086
Shareholder communication	25,867
Custodian	18,539
Trustees	9,183
Miscellaneous	15,761
Total expenses before waiver/reimbursement	3,460,116
Expense waiver/reimbursement from Manager (See Note 3)	(93,742)
Net expenses	3,366,374
Net investment income (loss)	22,729,264
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	684,933
Futures transactions	(5,549,568)
Foreign currency transactions	(312,857)
Foreign currency forward transactions	1,046,766
Net realized gain (loss)	(4,130,726)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	4,331,799
Futures contracts	6,339,319
Foreign currency forward contracts	(1,240,046)
Translation of other assets and liabilities in foreign currencies	136,244
Net change in unrealized appreciation (depreciation)	9,567,316
Net realized and unrealized gain (loss)	5,436,590
Net increase (decrease) in net assets resulting from operations	$28,165,854
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay Strategic Bond Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$22,729,264	$37,563,816
Net realized gain (loss)	(4,130,726)	1,423,262
Net change in unrealized appreciation (depreciation)	9,567,316	49,815,682
Net increase (decrease) in net assets resulting from operations	28,165,854	88,802,760
Distributions to shareholders:
Class A	(5,284,052)	(9,205,555)
Investor Class	(299,569)	(608,257)
Class B(a)	—	(4,981)
Class C	(217,177)	(447,267)
Class I	(18,499,898)	(26,581,093)
Class R2(b)	—	(8,420)
Class R3(b)	—	(3,606)
Class R6	(145,865)	(241,839)
Total distributions to shareholders	(24,446,561)	(37,101,018)
Capital share transactions:
Net proceeds from sales of shares	302,469,865	245,824,338
Net asset value of shares issued to shareholders in reinvestment of distributions	21,773,940	33,315,445
Cost of shares redeemed	(132,259,860)	(215,085,416)
Increase (decrease) in net assets derived from capital share transactions	191,983,945	64,054,367
Net increase (decrease) in net assets	195,703,238	115,756,109
Net Assets
Beginning of period	799,493,516	683,737,407
End of period	$995,196,754	$799,493,516

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.64	$8.00	$7.94	$9.10	$8.80	$8.74
Net investment income (loss) (a)	0.22	0.43	0.35	0.24	0.22	0.22
Net realized and unrealized gain (loss)	0.04	0.64	0.07	(1.19)	0.27	0.06
Total from investment operations	0.26	1.07	0.42	(0.95)	0.49	0.28
Less distributions:
From net investment income	(0.23)	(0.43)	(0.36)	(0.21)	(0.18)	(0.21)
Return of capital	—	—	—	—	(0.01)	(0.01)
Total distributions	(0.23)	(0.43)	(0.36)	(0.21)	(0.19)	(0.22)
Net asset value at end of period	$8.67	$8.64	$8.00	$7.94	$9.10	$8.80
Total investment return (b)	3.09%	13.56%	5.30%	(10.51)%	5.61%	3.27%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.10%††	5.09%	4.32%	2.75%	2.43%	2.60%
Net expenses (c)	0.98%††	1.02%	1.04%	1.04%	1.07%(d)	1.18%(d)
Portfolio turnover rate	85%	131%	92%	86%	53%	56%(e)
Net assets at end of period (in 000’s)	$205,018	$195,353	$182,027	$178,508	$192,190	$175,682

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	1.04%	0.03%
October 31, 2020	1.07%	0.11%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 53% for the year ended October 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay Strategic Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.72	$8.07	$8.01	$9.18	$8.88	$8.81
Net investment income (loss) (a)	0.21	0.42	0.34	0.22	0.21	0.22
Net realized and unrealized gain (loss)	0.05	0.64	0.06	(1.19)	0.27	0.06
Total from investment operations	0.26	1.06	0.40	(0.97)	0.48	0.28
Less distributions:
From net investment income	(0.22)	(0.41)	(0.34)	(0.20)	(0.17)	(0.20)
Return of capital	—	—	—	—	(0.01)	(0.01)
Total distributions	(0.22)	(0.41)	(0.34)	(0.20)	(0.18)	(0.21)
Net asset value at end of period	$8.76	$8.72	$8.07	$8.01	$9.18	$8.88
Total investment return (b)	3.04%	13.29%	5.03%	(10.65)%	5.41%	3.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.85%††	4.85%	4.11%	2.59%	2.30%	2.54%
Net expenses (c)	1.22%††	1.24%	1.25%	1.18%	1.20%(d)	1.24%(d)
Expenses (before waiver/reimbursement) (c)	1.26%††	1.26%	1.26%	1.18%	1.20%	1.24%
Portfolio turnover rate	85%	131%	92%	86%	53%	56%(e)
Net assets at end of period (in 000's)	$11,586	$12,030	$12,923	$13,795	$16,874	$18,139

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	1.17%	0.03%
October 31, 2020	1.13%	0.11%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 53% for the year ended October 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.58	$7.95	$7.89	$9.05	$8.75	$8.69
Net investment income (loss) (a)	0.17	0.35	0.27	0.15	0.14	0.15
Net realized and unrealized gain (loss)	0.05	0.63	0.07	(1.17)	0.27	0.06
Total from investment operations	0.22	0.98	0.34	(1.02)	0.41	0.21
Less distributions:
From net investment income	(0.19)	(0.35)	(0.28)	(0.14)	(0.10)	(0.15)
Return of capital	—	—	—	—	(0.01)	(0.00)‡
Total distributions	(0.19)	(0.35)	(0.28)	(0.14)	(0.11)	(0.15)
Net asset value at end of period	$8.61	$8.58	$7.95	$7.89	$9.05	$8.75
Total investment return (b)	2.60%	12.40%	4.33%	(11.38)%	4.69%	2.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.10%††	4.10%	3.34%	1.75%	1.55%	1.78%
Net expenses (c)	1.97%††	1.99%	2.00%	1.93%	1.95%(d)	2.00%(d)
Expenses (before waiver/reimbursement) (c)	2.01%††	2.01%	2.01%	1.93%	1.95%	2.00%
Portfolio turnover rate	85%	131%	92%	86%	53%	56%(e)
Net assets at end of period (in 000’s)	$9,779	$10,283	$12,334	$20,804	$46,537	$65,158

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	1.92%	0.03%
October 31, 2020	1.89%	0.11%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 53% for the year ended October 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay Strategic Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.65	$8.01	$7.95	$9.11	$8.81	$8.75
Net investment income (loss) (a)	0.23	0.46	0.38	0.27	0.25	0.24
Net realized and unrealized gain (loss)	0.05	0.64	0.07	(1.19)	0.27	0.06
Total from investment operations	0.28	1.10	0.45	(0.92)	0.52	0.30
Less distributions:
From net investment income	(0.25)	(0.46)	(0.39)	(0.24)	(0.21)	(0.23)
Return of capital	—	—	—	—	(0.01)	(0.01)
Total distributions	(0.25)	(0.46)	(0.39)	(0.24)	(0.22)	(0.24)
Net asset value at end of period	$8.68	$8.65	$8.01	$7.95	$9.11	$8.81
Total investment return (b)	3.22%	13.90%	5.64%	(10.19)%	5.88%	3.53%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.38%††	5.41%	4.66%	3.09%	2.70%	2.83%
Net expenses (c)	0.70%††	0.70%	0.70%	0.70%	0.79%(d)	0.94%(d)
Expenses (before waiver/reimbursement) (c)	0.73%††	0.76%	0.79%	0.79%	0.82%	0.94%
Portfolio turnover rate	85%	131%	92%	86%	53%	56%(e)
Net assets at end of period (in 000’s)	$763,270	$577,013	$470,566	$433,814	$448,881	$404,964

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	0.76%	0.03%
October 31, 2020	0.83%	0.11%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 53% for the year ended October 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.68	$8.03	$7.97	$9.14	$8.84	$8.75
Net investment income (loss) (a)	0.23	0.47	0.39	0.27	0.26	0.25
Net realized and unrealized gain (loss)	0.05	0.64	0.06	(1.19)	0.26	0.09
Total from investment operations	0.28	1.11	0.45	(0.92)	0.52	0.34
Less distributions:
From net investment income	(0.25)	(0.46)	(0.39)	(0.25)	(0.21)	(0.24)
Return of capital	—	—	—	—	(0.01)	(0.01)
Total distributions	(0.25)	(0.46)	(0.39)	(0.25)	(0.22)	(0.25)
Net asset value at end of period	$8.71	$8.68	$8.03	$7.97	$9.14	$8.84
Total investment return (b)	3.25%	14.04%	5.68%	(10.23)%	5.97%	4.04%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.45%††	5.47%	4.76%	3.14%	2.83%	2.88%
Net expenses (c)	0.63%††	0.65%	0.65%	0.66%	0.69%(d)	0.82%(d)
Portfolio turnover rate	85%	131%	92%	86%	53%	56%(e)
Net assets at end of period (in 000’s)	$5,545	$4,814	$3,925	$1,349	$1,407	$465

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	0.67%	0.02%
October 31, 2020	0.66%	0.16%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 53% for the year ended October 31, 2020.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI MacKay Strategic Bond Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay Strategic Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	February 28, 1997
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	January 2, 2004
Class R6	February 28, 2018
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee. This is in addition to any fees paid under a distribution plan, where applicable.
The Fund's investment objective is to seek total return by investing primarily in domestic and foreign debt securities.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures
("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which

31

Notes to Financial Statements (Unaudited) (continued)
market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.

32	NYLI MacKay Strategic Bond Fund

Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in
60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method.
33

Notes to Financial Statements (Unaudited) (continued)
Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund

34	NYLI MacKay Strategic Bond Fund

purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Fund is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Fund faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Fund. Leverage risk is the risk that a foreign currency forward contract can magnify the Fund's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Fund's assets. Moreover, there may be an imperfect correlation between the Fund's holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Fund's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(J) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities—at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(K) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A.,
35

Notes to Financial Statements (Unaudited) (continued)
("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(L) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund primarily invests in high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Fund are not guaranteed, even though some of the Fund’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Fund’s investment. If interest rates rise, less of the debt may be prepaid and the Fund may lose money because the Fund may be unable to invest in higher yielding assets. The Fund is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Fund may invest in loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result of these and other events, the Fund’s NAVs could go down and you could lose money.
In addition, loans generally are subject to the extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(M) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with

36	NYLI MacKay Strategic Bond Fund

collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels or if the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(N) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(O) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio while minimizing the exposure to wider bid/ask spreads in traditional bonds. The Fund entered into interest rate and credit default swap contracts in order to obtain a desired return at a lower cost to the Fund, rather than directly investing in an instrument yielding that desired return or to hedge against credit and interest rate risk. The Fund also entered into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of April 30, 2025:
Asset Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$1,870,629	$1,870,629
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	587,591	—	587,591
Total Fair Value	$587,591	$1,870,629	$2,458,220

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$—	$(418,030)	$(418,030)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(1,311,949)	—	(1,311,949)
Total Fair Value	$(1,311,949)	$(418,030)	$(1,729,979)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$(5,549,568)	$(5,549,568)
Forward Transactions	1,046,766	—	1,046,766
Total Net Realized Gain (Loss)	$1,046,766	$(5,549,568)	$(4,502,802)

37

Notes to Financial Statements (Unaudited) (continued)
Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$6,339,319	$6,339,319
Forward Contracts	(1,240,046)	—	(1,240,046)
Total Net Change in Unrealized Appreciation (Depreciation)	$(1,240,046)	$6,339,319	$5,099,273

Average Notional Amount	Total
Futures Contracts Long (a)	$119,999,738
Futures Contracts Short	$(100,238,242)
Forward Contracts Long (b)	$12,711,906
Forward Contracts Short	$(21,744,213)

(a)	Positions were open for five months during the reporting period.
(b)	Positions were open for three months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $5 billion; and 0.475% in excess of $5 billion. During the six-month period ended April 30, 2025, the effective management fee rate was 0.58% of the Fund’s average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest expenses (including interest on securities sold short), litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.70% of its average daily net assets, and, for Class R6, do not exceed those of Class I. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $2,484,585 and waived and/or reimbursed in the amount of $93,742 and paid the Subadvisor in the amount of $1,195,422.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
38	NYLI MacKay Strategic Bond Fund

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $15,533 and $261, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class C shares during the six-month period ended April 30, 2025, of $91.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$103,262	$—
Investor Class	22,584	(2,105)
Class C	18,638	(1,715)
Class I	337,155	—
Class R6	101	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$1,155,710	0.2%
Class R6	32,186	0.6
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,001,100,144	$15,280,955	$(18,298,768)	$(3,017,813)
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $200,082,799, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$18,899	$181,184
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$37,101,018
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with
39

Notes to Financial Statements (Unaudited) (continued)
an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of U.S. government securities were $588,382 and $491,392, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $332,031 and $234,611, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	3,678,557	$31,710,365
Shares issued to shareholders in reinvestment of distributions	568,741	4,923,082
Shares redeemed	(3,261,634)	(28,143,672)
Net increase (decrease) in shares outstanding before conversion	985,664	8,489,775
Shares converted into Class A (See Note 1)	64,827	561,220
Shares converted from Class A (See Note 1)	(17,778)	(153,113)
Net increase (decrease)	1,032,713	$8,897,882
Year ended October 31, 2024:
Shares sold	4,295,542	$37,047,005
Shares issued to shareholders in reinvestment of distributions	1,005,455	8,589,788
Shares redeemed	(5,665,556)	(47,882,571)
Net increase (decrease) in shares outstanding before conversion	(364,559)	(2,245,778)
Shares converted into Class A (See Note 1)	280,382	2,414,820
Shares converted from Class A (See Note 1)	(57,224)	(486,744)
Net increase (decrease)	(141,401)	$(317,702)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	30,785	$268,986
Shares issued to shareholders in reinvestment of distributions	33,736	294,976
Shares redeemed	(93,273)	(814,375)
Net increase (decrease) in shares outstanding before conversion	(28,752)	(250,413)
Shares converted into Investor Class (See Note 1)	15,495	135,939
Shares converted from Investor Class (See Note 1)	(42,923)	(375,011)
Net increase (decrease)	(56,180)	$(489,485)
Year ended October 31, 2024:
Shares sold	40,878	$354,177
Shares issued to shareholders in reinvestment of distributions	69,476	598,773
Shares redeemed	(183,677)	(1,577,725)
Net increase (decrease) in shares outstanding before conversion	(73,323)	(624,775)
Shares converted into Investor Class (See Note 1)	41,126	352,860
Shares converted from Investor Class (See Note 1)	(189,484)	(1,657,443)
Net increase (decrease)	(221,681)	$(1,929,358)

40	NYLI MacKay Strategic Bond Fund

Class B(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	25	$208
Shares issued to shareholders in reinvestment of distributions	570	4,782
Shares redeemed	(8,871)	(74,611)
Net increase (decrease) in shares outstanding before conversion	(8,276)	(69,621)
Shares converted from Class B (See Note 1)	(59,220)	(496,462)
Net increase (decrease)	(67,496)	$(566,083)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	195,064	$1,679,487
Shares issued to shareholders in reinvestment of distributions	22,210	191,008
Shares redeemed	(249,172)	(2,134,695)
Net increase (decrease) in shares outstanding before conversion	(31,898)	(264,200)
Shares converted from Class C (See Note 1)	(30,799)	(265,706)
Net increase (decrease)	(62,697)	$(529,906)
Year ended October 31, 2024:
Shares sold	294,050	$2,511,344
Shares issued to shareholders in reinvestment of distributions	47,889	406,031
Shares redeemed	(635,796)	(5,366,223)
Net increase (decrease) in shares outstanding before conversion	(293,857)	(2,448,848)
Shares converted from Class C (See Note 1)	(59,440)	(504,588)
Net increase (decrease)	(353,297)	$(2,953,436)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	30,945,188	$267,447,861
Shares issued to shareholders in reinvestment of distributions	1,871,281	16,219,009
Shares redeemed	(11,618,356)	(100,412,699)
Net increase (decrease) in shares outstanding before conversion	21,198,113	183,254,171
Shares converted into Class I (See Note 1)	22,840	196,615
Shares converted from Class I (See Note 1)	(6,510)	(56,443)
Net increase (decrease)	21,214,443	$183,394,343
Year ended October 31, 2024:
Shares sold	23,722,193	$204,416,062
Shares issued to shareholders in reinvestment of distributions	2,741,913	23,462,314
Shares redeemed	(18,554,989)	(157,513,588)
Net increase (decrease) in shares outstanding before conversion	7,909,117	70,364,788
Shares converted into Class I (See Note 1)	60,765	517,522
Shares converted from Class I (See Note 1)	(15,073)	(129,937)
Net increase (decrease)	7,954,809	$70,752,373

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	189	$1,532
Shares issued to shareholders in reinvestment of distributions	998	8,420
Shares redeemed	(133,129)	(1,110,621)
Net increase (decrease)	(131,942)	$(1,100,669)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	517	$4,254
Shares issued to shareholders in reinvestment of distributions	428	3,606
Shares redeemed	(45,936)	(389,726)
Net increase (decrease) in shares outstanding before conversion	(44,991)	(381,866)
Shares converted from Class R3 (See Note 1)	(1,183)	(10,028)
Net increase (decrease)	(46,174)	$(391,894)

41

Notes to Financial Statements (Unaudited) (continued)
Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	157,063	$1,363,166
Shares issued to shareholders in reinvestment of distributions	16,776	145,865
Shares redeemed	(86,960)	(754,419)
Net increase (decrease) in shares outstanding before conversion	86,879	754,612
Shares converted from Class R6 (See Note 1)	(5,065)	(43,501)
Net increase (decrease)	81,814	$711,111
Year ended October 31, 2024:
Shares sold	174,196	$1,489,756
Shares issued to shareholders in reinvestment of distributions	28,163	241,731
Shares redeemed	(136,211)	(1,170,351)
Net increase (decrease)	66,148	$561,136

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

42	NYLI MacKay Strategic Bond Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
43

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

44

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
45

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
48

respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
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The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
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share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
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Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI WMC Enduring Capital Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.6%
Air Freight & Logistics 3.1%
Expeditors International of Washington, Inc.	148,026	$ 16,269,538
Banks 2.9%
M&T Bank Corp.	89,504	15,194,199
Beverages 2.5%
Brown-Forman Corp., Class B	365,774	12,743,566
Capital Markets 3.2%
Brookfield Asset Management Ltd., Class A	103,060	5,496,190
Brookfield Corp.	205,203	11,013,245
		16,509,435
Chemicals 7.4%
Linde plc	46,242	20,958,262
Sherwin-Williams Co. (The)	48,368	17,070,034
		38,028,296
Commercial Services & Supplies 12.1%
Cintas Corp.	97,038	20,541,004
Copart, Inc. (a)	411,056	25,086,748
Waste Connections, Inc.	85,642	16,925,428
		62,553,180
Consumer Finance 2.9%
Credit Acceptance Corp. (a)(b)	31,247	15,230,413
Consumer Staples Distribution & Retail 2.9%
Costco Wholesale Corp.	14,808	14,726,556
Containers & Packaging 1.7%
Ball Corp.	174,118	9,043,689
Electronic Equipment, Instruments & Components 5.7%
Amphenol Corp., Class A	223,430	17,192,938
CDW Corp.	75,509	12,123,725
		29,316,663
Financial Services 4.3%
Berkshire Hathaway, Inc., Class B (a)	41,236	21,989,097
Ground Transportation 3.0%
Old Dominion Freight Line, Inc.	101,022	15,484,652
	Shares	Value

Health Care Providers & Services 1.6%
UnitedHealth Group, Inc.	19,863	$ 8,172,433
Household Durables 5.4%
NVR, Inc. (a)	3,916	27,904,437
Insurance 11.5%
Markel Group, Inc. (a)	13,644	24,812,978
Progressive Corp. (The)	121,913	34,347,769
		59,160,747
Life Sciences Tools & Services 1.8%
Danaher Corp.	47,702	9,508,440
Machinery 7.6%
Deere & Co.	23,800	11,032,728
IDEX Corp.	48,775	8,485,387
PACCAR, Inc.	219,233	19,777,009
		39,295,124
Software 9.5%
Constellation Software, Inc.	13,123	47,294,108
Lumine Group, Inc. (a)	51,296	1,658,394
		48,952,502
Specialized REITs 3.4%
American Tower Corp.	39,501	8,903,920
Public Storage	29,101	8,742,814
		17,646,734
Specialty Retail 3.8%
O'Reilly Automotive, Inc. (a)	13,917	19,695,338
Trading Companies & Distributors 3.3%
Watsco, Inc.	36,658	16,856,815
Total Common Stocks (Cost $327,292,001)		514,281,854

	Number of Warrants

Warrants 0.0% ‡
Software 0.0% ‡
Constellation Software, Inc.
Expires 3/31/40 (a)(c)(d)	16,496	—
Total Warrants (Cost $0)		—

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value

Short-Term Investments 0.5%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 4.167% (e)	2,356,532	$ 2,356,532
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 4.367% (e)(f)	179,141	179,141
Total Short-Term Investments (Cost $2,535,673)		2,535,673
Total Investments (Cost $329,827,674)	100.1%	516,817,527
Other Assets, Less Liabilities	(0.1)	(629,724)
Net Assets	100.0%	$ 516,187,803

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $174,984. The Fund received cash collateral with a value of $179,141. (See Note 2(I))
(c)	Illiquid security—As of April 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of April 30, 2025.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 14,636	$ 40,852	$ (53,131)	$ —	$ —	$ 2,357	$ 138	$ —	2,357
Abbreviation(s):
REIT—Real Estate Investment Trust
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC Enduring Capital Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 514,281,854	$ —	$ —	$ 514,281,854
Warrants	—	—	—	—
Short-Term Investments
Affiliated Investment Company	2,356,532	—	—	2,356,532
Unaffiliated Investment Company	179,141	—	—	179,141
Total Short-Term Investments	2,535,673	—	—	2,535,673
Total Investments in Securities	$ 516,817,527	$ —	$ —	$ 516,817,527

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $327,471,142) including securities on loan of $174,984	$514,460,995
Investment in affiliated investment companies, at value (identified cost $2,356,532)	2,356,532
Receivables:
Dividends	49,043
Fund shares sold	11,867
Securities lending	289
Other assets	74,589
Total assets	516,953,315
Liabilities
Cash collateral received for securities on loan	179,141
Payables:
Manager (See Note 3)	227,753
Fund shares redeemed	102,268
Shareholder communication	85,870
NYLIFE Distributors (See Note 3)	60,531
Transfer agent (See Note 3)	53,523
Professional fees	45,757
Custodian	4,957
Accrued expenses	5,712
Total liabilities	765,512
Net assets	$516,187,803
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$130,778
Additional paid-in-capital	317,169,500
317,300,278
Total distributable earnings (loss)	198,887,525
Net assets	$516,187,803
Class A
Net assets applicable to outstanding shares	$247,244,672
Shares of beneficial interest outstanding	6,267,452
Net asset value per share outstanding	$39.45
Maximum sales charge (5.50% of offering price)	2.30
Maximum offering price per share outstanding	$41.75
Investor Class
Net assets applicable to outstanding shares	$20,145,270
Shares of beneficial interest outstanding	511,058
Net asset value per share outstanding	$39.42
Maximum sales charge (5.00% of offering price)	2.07
Maximum offering price per share outstanding	$41.49
Class C
Net assets applicable to outstanding shares	$8,326,203
Shares of beneficial interest outstanding	244,746
Net asset value and offering price per share outstanding	$34.02
Class I
Net assets applicable to outstanding shares	$65,980,831
Shares of beneficial interest outstanding	1,660,900
Net asset value and offering price per share outstanding	$39.73
Class R6
Net assets applicable to outstanding shares	$174,490,827
Shares of beneficial interest outstanding	4,393,597
Net asset value and offering price per share outstanding	$39.71

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC Enduring Capital Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $49,924)	$3,510,304
Dividends-affiliated	138,095
Securities lending, net	1,494
Total income	3,649,893
Expenses
Manager (See Note 3)	1,465,263
Distribution/Service—Class A (See Note 3)	312,088
Distribution/Service—Investor Class (See Note 3)	25,784
Distribution/Service—Class B (See Note 3)(a)	1,222
Distribution/Service—Class C (See Note 3)	52,157
Transfer agent (See Note 3)	159,194
Professional fees	50,254
Registration	49,255
Custodian	14,941
Trustees	6,162
Shareholder communication	1,919
Miscellaneous	15,825
Total expenses	2,154,064
Net investment income (loss)	1,495,829
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	16,884,038
Foreign currency transactions	(1,969)
Net realized gain (loss)	16,882,069
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(6,149,045)
Net realized and unrealized gain (loss)	10,733,024
Net increase (decrease) in net assets resulting from operations	$12,228,853

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,495,829	$2,591,759
Net realized gain (loss)	16,882,069	1,975,253
Net change in unrealized appreciation (depreciation)	(6,149,045)	133,082,577
Net increase (decrease) in net assets resulting from operations	12,228,853	137,649,589
Distributions to shareholders:
Class A	(642,048)	(1,462,773)
Investor Class	—	(108,996)
Class B(a)	—	(2,409)
Class C	—	(29,131)
Class I	(395,955)	(743,460)
Class R3(b)	—	(4,081)
Class R6	(1,032,457)	(1,656,975)
Total distributions to shareholders	(2,070,460)	(4,007,825)
Capital share transactions:
Net proceeds from sales of shares	13,733,937	51,646,267
Net asset value of shares issued to shareholders in reinvestment of distributions	2,043,112	3,958,991
Cost of shares redeemed	(57,189,722)	(111,112,021)
Increase (decrease) in net assets derived from capital share transactions	(41,412,673)	(55,506,763)
Net increase (decrease) in net assets	(31,254,280)	78,135,001
Net Assets
Beginning of period	547,442,083	469,307,082
End of period	$516,187,803	$547,442,083

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC Enduring Capital Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$38.68	$29.86	$30.01	$36.76	$24.95	$24.92
Net investment income (loss) (a)	0.09	0.13	0.11	0.06	0.06	0.16
Net realized and unrealized gain (loss)	0.78	8.91	0.92	(3.74)	11.99	1.36
Total from investment operations	0.87	9.04	1.03	(3.68)	12.05	1.52
Less distributions:
From net investment income	(0.10)	(0.22)	(0.08)	(0.04)	(0.24)	(0.27)
From net realized gain on investments	—	—	(1.10)	(3.03)	—	(1.22)
Total distributions	(0.10)	(0.22)	(1.18)	(3.07)	(0.24)	(1.49)
Net asset value at end of period	$39.45	$38.68	$29.86	$30.01	$36.76	$24.95
Total investment return (b)	2.24%	30.40%	3.36%	(10.96)%	48.53%	6.42%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.44%††	0.37%	0.35%	0.18%	0.19%	0.64%
Net expenses (c)	0.92%††	0.93%	0.94%	0.94%	0.91%	0.99%
Portfolio turnover rate	7%	7%	17%	2%	24%	166%
Net assets at end of period (in 000’s)	$247,245	$250,460	$197,726	$196,218	$228,700	$62,611

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$38.61	$29.80	$29.97	$36.73	$24.92	$24.90
Net investment income (loss) (a)	0.04	0.07	0.04	0.01	(0.01)	0.08
Net realized and unrealized gain (loss)	0.77	8.89	0.91	(3.74)	11.98	1.37
Total from investment operations	0.81	8.96	0.95	(3.73)	11.97	1.45
Less distributions:
From net investment income	—	(0.15)	(0.02)	—	(0.16)	(0.21)
From net realized gain on investments	—	—	(1.10)	(3.03)	—	(1.22)
Total distributions	—	(0.15)	(1.12)	(3.03)	(0.16)	(1.43)
Net asset value at end of period	$39.42	$38.61	$29.80	$29.97	$36.73	$24.92
Total investment return (b)	2.10%	30.15%	3.13%	(11.13)%	48.22%	6.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.21%††	0.19%	0.13%	0.03%	(0.02)%	0.35%
Net expenses (c)	1.15%††	1.15%	1.17%	1.11%	1.19%	1.30%
Expenses (before waiver/reimbursement) (c)	1.15%††	1.15%	1.17%	1.11%	1.19%	1.31%
Portfolio turnover rate	7%	7%	17%	2%	24%	166%
Net assets at end of period (in 000's)	$20,145	$20,839	$21,764	$22,977	$29,293	$15,544

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$33.44	$25.94	$26.39	$32.93	$22.38	$22.48
Net investment income (loss) (a)	(0.09)	(0.16)	(0.16)	(0.21)	(0.24)	(0.08)
Net realized and unrealized gain (loss)	0.67	7.71	0.81	(3.30)	10.79	1.22
Total from investment operations	0.58	7.55	0.65	(3.51)	10.55	1.14
Less distributions:
From net investment income	—	(0.05)	—	—	—	(0.02)
From net realized gain on investments	—	—	(1.10)	(3.03)	—	(1.22)
Total distributions	—	(0.05)	(1.10)	(3.03)	—	(1.24)
Net asset value at end of period	$34.02	$33.44	$25.94	$26.39	$32.93	$22.38
Total investment return (b)	1.73%	29.12%	2.39%	(11.80)%	47.14%(c)	5.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.50)%††	(0.50)%	(0.60)%	(0.72)%	(0.80)%	(0.38)%
Net expenses (d)	1.90%††	1.90%	1.92%	1.86%	1.89%	2.05%
Expenses (before waiver/reimbursement) (d)	1.90%††	1.90%	1.92%	1.86%	1.89%	2.06%
Portfolio turnover rate	7%	7%	17%	2%	24%	166%
Net assets at end of period (in 000’s)	$8,326	$12,031	$16,624	$23,500	$37,234	$6,641

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$39.00	$30.09	$30.24	$36.99	$25.09	$25.05
Net investment income (loss) (a)	0.14	0.24	0.19	0.15	0.16	0.23
Net realized and unrealized gain (loss)	0.79	8.97	0.92	(3.77)	12.03	1.37
Total from investment operations	0.93	9.21	1.11	(3.62)	12.19	1.60
Less distributions:
From net investment income	(0.20)	(0.30)	(0.16)	(0.10)	(0.29)	(0.34)
From net realized gain on investments	—	—	(1.10)	(3.03)	—	(1.22)
Total distributions	(0.20)	(0.30)	(1.26)	(3.13)	(0.29)	(1.56)
Net asset value at end of period	$39.73	$39.00	$30.09	$30.24	$36.99	$25.09
Total investment return (b)	2.36%	30.76%	3.60%	(10.72)%	48.97%	6.66%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.73%††	0.65%	0.62%	0.45%	0.48%	0.96%
Net expenses (c)	0.67%††	0.68%	0.69%	0.69%	0.66%	0.74%
Portfolio turnover rate	7%	7%	17%	2%	24%	166%
Net assets at end of period (in 000’s)	$65,981	$80,225	$75,684	$73,935	$135,219	$37,491

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC Enduring Capital Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,			April 26, 2021^ through October 31,
Class R6	2025*	2024	2023	2022	2021
Net asset value at beginning of period	$39.00	$30.10	$30.24	$37.00	$33.07
Net investment income (loss) (a)	0.15	0.25	0.22	0.16	0.14
Net realized and unrealized gain (loss)	0.78	8.98	0.92	(3.77)	3.79
Total from investment operations	0.93	9.23	1.14	(3.61)	3.93
Less distributions:
From net investment income	(0.22)	(0.33)	(0.18)	(0.12)	—
From net realized gain on investments	—	—	(1.10)	(3.03)	—
Total distributions	(0.22)	(0.33)	(1.28)	(3.15)	—
Net asset value at end of period	$39.71	$39.00	$30.10	$30.24	$37.00
Total investment return (b)	2.37%	30.83%	3.69%	(10.69)%	11.88%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.76%††	0.69%	0.71%	0.50%	0.44%††
Net expenses (c)	0.60%††	0.61%	0.61%	0.63%	0.60%††
Portfolio turnover rate	7%	7%	17%	2%	24%
Net assets at end of period (in 000’s)	$174,491	$183,301	$155,134	$196,860	$262,843

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI WMC Enduring Capital Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 1, 1998
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	December 28, 2004
Class R6	April 26, 2021
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term growth of capital.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the

12	NYLI WMC Enduring Capital Fund

Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal
13

Notes to Financial Statements (Unaudited) (continued)
conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of April 30, 2025, and can change at any time.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns

14	NYLI WMC Enduring Capital Fund

for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities—at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be
15

Notes to Financial Statements (Unaudited) (continued)
invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.55% up to $500 million; 0.525% from $500 million to $1 billion; and 0.50% on assets in excess of $1 billion. During the six-month period ended April 30, 2025, the effective management fee rate was 0.55% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Class R6 fees and expenses do not exceed those of Class I. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $1,465,263 and paid the Subadvisor fees in the amount of $632,393.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.

16	NYLI WMC Enduring Capital Fund

Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $20,576 and $1,495, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2025, of $970 and $528, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$83,815	$—
Investor Class	31,254	—
Class B*	358	—
Class C	15,761	—
Class I	24,392	—
Class R6	3,614	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$52,620	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$330,076,522	$195,631,773	$(8,890,768)	$186,741,005
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $5,424,953, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be
17

Notes to Financial Statements (Unaudited) (continued)
paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$1,065	$4,360
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$4,007,825
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $39,985 and $69,612, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	207,242	$8,171,791
Shares issued to shareholders in reinvestment of distributions	15,110	616,512
Shares redeemed	(468,850)	(18,449,888)
Net increase (decrease) in shares outstanding before conversion	(246,498)	(9,661,585)
Shares converted into Class A (See Note 1)	39,575	1,559,826
Net increase (decrease)	(206,923)	$(8,101,759)
Year ended October 31, 2024:
Shares sold	559,872	$20,078,066
Shares issued to shareholders in reinvestment of distributions	42,440	1,417,773
Shares redeemed	(936,814)	(33,938,884)
Net increase (decrease) in shares outstanding before conversion	(334,502)	(12,443,045)
Shares converted into Class A (See Note 1)	197,859	7,286,318
Shares converted from Class A (See Note 1)	(10,709)	(394,484)
Net increase (decrease)	(147,352)	$(5,551,211)

18	NYLI WMC Enduring Capital Fund

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	9,109	$358,296
Shares redeemed	(26,819)	(1,059,576)
Net increase (decrease) in shares outstanding before conversion	(17,710)	(701,280)
Shares converted into Investor Class (See Note 1)	6,676	267,714
Shares converted from Investor Class (See Note 1)	(17,706)	(691,168)
Net increase (decrease)	(28,740)	$(1,124,734)
Year ended October 31, 2024:
Shares sold	20,046	$715,341
Shares issued to shareholders in reinvestment of distributions	3,238	108,566
Shares redeemed	(65,596)	(2,371,808)
Net increase (decrease) in shares outstanding before conversion	(42,312)	(1,547,901)
Shares converted into Investor Class (See Note 1)	18,204	653,060
Shares converted from Investor Class (See Note 1)	(166,364)	(6,146,785)
Net increase (decrease)	(190,472)	$(7,041,626)

Class B	Shares	Amount
Six-month period ended April 30, 2025: (a)
Shares redeemed	(361)	$(12,259)
Net increase (decrease) in shares outstanding before conversion	(361)	(12,259)
Shares converted from Class B (See Note 1)	(17,132)	(595,427)
Net increase (decrease)	(17,493)	$(607,686)
Year ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	80	$2,409
Shares redeemed	(6,950)	(216,238)
Net increase (decrease) in shares outstanding before conversion	(6,870)	(213,829)
Shares converted from Class B (See Note 1)	(34,463)	(1,087,120)
Net increase (decrease)	(41,333)	$(1,300,949)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	2,526	$85,977
Shares redeemed	(101,664)	(3,446,614)
Net increase (decrease) in shares outstanding before conversion	(99,138)	(3,360,637)
Shares converted from Class C (See Note 1)	(15,876)	(540,945)
Net increase (decrease)	(115,014)	$(3,901,582)
Year ended October 31, 2024:
Shares sold	18,257	$559,590
Shares issued to shareholders in reinvestment of distributions	961	28,907
Shares redeemed	(282,926)	(8,954,061)
Net increase (decrease) in shares outstanding before conversion	(263,708)	(8,365,564)
Shares converted from Class C (See Note 1)	(17,492)	(547,468)
Net increase (decrease)	(281,200)	$(8,913,032)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	44,484	$1,777,983
Shares issued to shareholders in reinvestment of distributions	9,606	394,143
Shares redeemed	(450,383)	(17,541,146)
Net increase (decrease)	(396,293)	$(15,369,020)
Year ended October 31, 2024:
Shares sold	230,804	$8,146,703
Shares issued to shareholders in reinvestment of distributions	22,091	740,522
Shares redeemed	(720,048)	(26,053,845)
Net increase (decrease) in shares outstanding before conversion	(467,153)	(17,166,620)
Shares converted into Class I (See Note 1)	9,381	352,538
Net increase (decrease)	(457,772)	$(16,814,082)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,199	$72,175
Shares issued to shareholders in reinvestment of distributions	115	3,839
Shares redeemed	(27,601)	(989,709)
Net increase (decrease) in shares outstanding before conversion	(25,287)	(913,695)
Shares converted from Class R3 (See Note 1)	(3,438)	(116,059)
Net increase (decrease)	(28,725)	$(1,029,754)

19

Notes to Financial Statements (Unaudited) (continued)
Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	87,161	$3,339,890
Shares issued to shareholders in reinvestment of distributions	25,176	1,032,457
Shares redeemed	(418,845)	(16,680,239)
Net increase (decrease)	(306,508)	$(12,307,892)
Year ended October 31, 2024:
Shares sold	575,618	$22,074,392
Shares issued to shareholders in reinvestment of distributions	49,496	1,656,975
Shares redeemed	(1,078,920)	(38,587,476)
Net increase (decrease)	(453,806)	$(14,856,109)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
20	NYLI WMC Enduring Capital Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
21

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

22

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
23

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
24

representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
25

overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
26

respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
27

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
28

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
29

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
30

NYLI Winslow Large Cap Growth Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.6%
Aerospace & Defense 4.6%
Axon Enterprise, Inc. (a)(b)	257,800	$ 158,108,740
GE Aerospace	1,129,591	227,657,770
Howmet Aerospace, Inc.	1,309,602	181,484,645
		567,251,155
Automobiles 1.7%
Tesla, Inc. (a)	722,055	203,735,039
Biotechnology 1.4%
Alnylam Pharmaceuticals, Inc. (a)	634,156	166,935,225
Broadline Retail 6.8%
Amazon.com, Inc. (a)	4,531,163	835,637,081
Building Products 1.4%
Trane Technologies plc	437,844	167,829,984
Capital Markets 1.9%
LPL Financial Holdings, Inc.	721,700	230,792,443
Chemicals 1.2%
Ecolab, Inc.	585,100	147,111,693
Commercial Services & Supplies 1.6%
Cintas Corp.	960,800	203,382,144
Electrical Equipment 1.2%
Vertiv Holdings Co., Class A	1,764,500	150,653,010
Entertainment 5.9%
Netflix, Inc. (a)	326,530	369,540,532
Spotify Technology SA (a)	590,431	362,512,825
		732,053,357
Financial Services 7.2%
Fiserv, Inc. (a)	697,680	128,770,798
Mastercard, Inc., Class A	651,308	356,955,862
Visa, Inc., Class A	1,159,500	400,607,250
		886,333,910
Health Care Equipment & Supplies 5.4%
Boston Scientific Corp. (a)	1,333,018	137,127,562
Intuitive Surgical, Inc. (a)	659,783	340,316,071
	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	512,628	$ 191,681,862
		669,125,495
Hotels, Restaurants & Leisure 6.3%
Booking Holdings, Inc.	43,478	221,706,496
Chipotle Mexican Grill, Inc. (a)	4,961,252	250,642,451
DoorDash, Inc., Class A (a)	880,300	169,801,067
Hilton Worldwide Holdings, Inc.	610,027	137,548,888
		779,698,902
Insurance 1.0%
Arthur J. Gallagher & Co.	395,316	126,773,888
Interactive Media & Services 7.6%
Alphabet, Inc.
Class A	1,088,647	172,877,144
Class C	931,509	149,870,483

Meta Platforms, Inc., Class A	1,124,314	617,248,386
		939,996,013
IT Services 2.3%
Shopify, Inc., Class A (a)	1,641,726	155,963,970
Snowflake, Inc., Class A (a)	803,200	128,102,368
		284,066,338
Life Sciences Tools & Services 1.2%
Danaher Corp.	762,400	151,969,192
Pharmaceuticals 4.1%
Eli Lilly & Co.	568,791	511,314,669
Semiconductors & Semiconductor Equipment 13.9%
Broadcom, Inc.	2,674,200	514,703,274
Lam Research Corp.	4,161,735	298,271,547
NVIDIA Corp.	7,254,049	790,111,017
Texas Instruments, Inc.	711,457	113,868,693
		1,716,954,531
Software 17.3%
Fair Isaac Corp. (a)	140,792	280,131,027
Microsoft Corp.	2,950,867	1,166,359,690
Oracle Corp.	807,782	113,671,083
Palantir Technologies, Inc., Class A (a)	918,600	108,798,984
ServiceNow, Inc. (a)	309,325	295,408,468
Workday, Inc., Class A (a)	716,593	175,565,285
		2,139,934,537

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	3,279,424	$ 696,877,600
Total Common Stocks (Cost $7,648,447,405)		12,308,426,206
Short-Term Investments 0.4%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 4.167% (c)(d)	58,285,144	58,285,144
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 4.367% (d)(e)	14,964	14,964
Total Short-Term Investments (Cost $58,300,108)		58,300,108
Total Investments (Cost $7,706,747,513)	100.0%	12,366,726,314
Other Assets, Less Liabilities	(0.0)‡	(6,075,131)
Net Assets	100.0%	$ 12,360,651,183

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $14,719. The Fund received cash collateral with a value of $14,964. (See Note 2(G))
(c)	As of April 30, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(d)	Current yield as of April 30, 2025.
(e)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 128,351	$ 1,799,587	$ (1,869,653)	$ —	$ —	$ 58,285	$ 1,603	$ —	58,285
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Winslow Large Cap Growth Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 12,308,426,206	$ —	$ —	$ 12,308,426,206
Short-Term Investments
Affiliated Investment Company	58,285,144	—	—	58,285,144
Unaffiliated Investment Company	14,964	—	—	14,964
Total Short-Term Investments	58,300,108	—	—	58,300,108
Total Investments in Securities	$ 12,366,726,314	$ —	$ —	$ 12,366,726,314

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $7,648,462,369) including securities on loan of $14,719	$12,308,441,170
Investment in affiliated investment companies, at value (identified cost $58,285,144)	58,285,144
Receivables:
Fund shares sold	9,674,140
Dividends	1,691,457
Securities lending	36
Other assets	228,890
Total assets	12,378,320,837
Liabilities
Cash collateral received for securities on loan	14,964
Payables:
Fund shares redeemed	9,906,392
Manager (See Note 3)	5,959,330
Transfer agent (See Note 3)	1,110,027
NYLIFE Distributors (See Note 3)	460,548
Professional fees	174,122
Custodian	21,167
Trustees	8,770
Accrued expenses	14,334
Total liabilities	17,669,654
Net assets	$12,360,651,183
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$11,577,980
Additional paid-in-capital	6,575,223,875
6,586,801,855
Total distributable earnings (loss)	5,773,849,328
Net assets	$12,360,651,183
Class A
Net assets applicable to outstanding shares	$1,564,255,101
Shares of beneficial interest outstanding	174,675,771
Net asset value per share outstanding	$8.96
Maximum sales charge (5.50% of offering price)	0.52
Maximum offering price per share outstanding	$9.48
Investor Class
Net assets applicable to outstanding shares	$57,496,838
Shares of beneficial interest outstanding	6,792,053
Net asset value per share outstanding	$8.47
Maximum sales charge (5.00% of offering price)	0.45
Maximum offering price per share outstanding	$8.92
Class C
Net assets applicable to outstanding shares	$35,075,314
Shares of beneficial interest outstanding	8,735,179
Net asset value and offering price per share outstanding	$4.02
Class I
Net assets applicable to outstanding shares	$6,451,951,429
Shares of beneficial interest outstanding	580,487,061
Net asset value and offering price per share outstanding	$11.11
Class R1
Net assets applicable to outstanding shares	$894,087,802
Shares of beneficial interest outstanding	86,538,675
Net asset value and offering price per share outstanding	$10.33
Class R2
Net assets applicable to outstanding shares	$107,050,402
Shares of beneficial interest outstanding	12,237,629
Net asset value and offering price per share outstanding	$8.75
Class R3
Net assets applicable to outstanding shares	$36,951,634
Shares of beneficial interest outstanding	5,082,640
Net asset value and offering price per share outstanding	$7.27
Class R6
Net assets applicable to outstanding shares	$3,212,700,169
Shares of beneficial interest outstanding	283,119,438
Net asset value and offering price per share outstanding	$11.35
SIMPLE Class
Net assets applicable to outstanding shares	$1,082,494
Shares of beneficial interest outstanding	129,573
Net asset value and offering price per share outstanding	$8.35

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Winslow Large Cap Growth Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $68,725)	$33,062,655
Dividends-affiliated	1,603,311
Securities lending, net	533
Total income	34,666,499
Expenses
Manager (See Note 3)	41,878,772
Transfer agent (See Note 3)	3,650,597
Distribution/Service—Class A (See Note 3)	2,064,427
Distribution/Service—Investor Class (See Note 3)	77,926
Distribution/Service—Class B (See Note 3)(a)	5,131
Distribution/Service—Class C (See Note 3)	199,759
Distribution/Service—Class R2 (See Note 3)	164,475
Distribution/Service—Class R3 (See Note 3)	108,054
Distribution/Service—SIMPLE Class (See Note 3)	2,191
Shareholder service (See Note 3)	606,752
Professional fees	412,544
Shareholder communication	187,493
Trustees	161,145
Registration	97,082
Custodian	66,154
Miscellaneous	232,929
Total expenses before waiver/reimbursement	49,915,431
Expense waiver/reimbursement from Manager (See Note 3)	(472,113)
Net expenses	49,443,318
Net investment income (loss)	(14,776,819)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	1,148,607,515
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(1,123,486,761)
Net realized and unrealized gain (loss)	25,120,754
Net increase (decrease) in net assets resulting from operations	$10,343,935

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(14,776,819)	$(28,606,269)
Net realized gain (loss)	1,148,607,515	2,775,233,724
Net change in unrealized appreciation (depreciation)	(1,123,486,761)	2,437,625,222
Net increase (decrease) in net assets resulting from operations	10,343,935	5,184,252,677
Distributions to shareholders:
Class A	(313,430,183)	(130,082,500)
Investor Class	(13,319,810)	(7,244,475)
Class B(a)	(750,567)	(1,132,819)
Class C	(14,881,422)	(7,147,012)
Class I	(1,214,596,598)	(595,283,038)
Class R1	(190,704,011)	(86,798,156)
Class R2	(26,441,459)	(12,504,737)
Class R3	(10,325,583)	(4,536,383)
Class R6	(569,516,061)	(313,598,647)
SIMPLE Class	(156,740)	(46,846)
Total distributions to shareholders	(2,354,122,434)	(1,158,374,613)
Capital share transactions:
Net proceeds from sales of shares	1,245,073,289	1,903,650,014
Net asset value of shares issued to shareholders in reinvestment of distributions	2,150,592,138	1,075,112,596
Cost of shares redeemed	(2,936,159,313)	(4,688,500,477)
Increase (decrease) in net assets derived from capital share transactions	459,506,114	(1,709,737,867)
Net increase (decrease) in net assets	(1,884,272,385)	2,316,140,197
Net Assets
Beginning of period	14,244,923,568	11,928,783,371
End of period	$12,360,651,183	$14,244,923,568

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Winslow Large Cap Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$11.00	$8.39	$8.03	$14.92	$11.08	$9.59
Net investment income (loss) (a)	(0.02)	(0.04)	(0.03)	(0.04)	(0.07)	(0.03)
Net realized and unrealized gain (loss)	0.13	3.60	1.44	(3.74)	4.55	2.58
Total from investment operations	0.11	3.56	1.41	(3.78)	4.48	2.55
Less distributions:
From net realized gain on investments	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)
Net asset value at end of period	$8.96	$11.00	$8.39	$8.03	$14.92	$11.08
Total investment return (b)	(0.82)%	45.84%	19.57%	(31.71)%	42.16%	29.44%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.44)%††	(0.43)%	(0.39)%	(0.37)%	(0.53)%	(0.31)%
Net expenses (c)	0.94%††	0.94%	0.98%	0.96%	0.93%	0.97%
Expenses (before waiver/reimbursement) (c)	0.95%††	0.95%	0.98%(d)	0.96%(d)	0.94%	0.97%
Portfolio turnover rate	42%	70%	81%	77%	66%	44%
Net assets at end of period (in 000’s)	$1,564,255	$1,609,442	$1,153,265	$1,065,870	$1,745,833	$1,341,381

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.51	$8.07	$7.78	$14.56	$10.84	$9.42
Net investment income (loss) (a)	(0.03)	(0.06)	(0.05)	(0.05)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	0.14	3.45	1.39	(3.62)	4.44	2.52
Total from investment operations	0.11	3.39	1.34	(3.67)	4.36	2.48
Less distributions:
From net realized gain on investments	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)
Net asset value at end of period	$8.47	$10.51	$8.07	$7.78	$14.56	$10.84
Total investment return (b)	(0.86)%	45.51%	19.26%	(31.75)%	41.98%	29.19%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.61)%††	(0.60)%	(0.59)%	(0.52)%	(0.67)%	(0.43)%
Net expenses (c)	1.12%††	1.13%	1.19%	1.11%	1.08%	1.10%
Expenses (before waiver/reimbursement) (c)	1.12%††(d)	1.14%	1.19%(d)	1.11%(d)	1.09%	1.10%
Portfolio turnover rate	42%	70%	81%	77%	66%	44%
Net assets at end of period (in 000's)	$57,497	$65,173	$61,360	$64,065	$106,354	$110,831

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$6.04	$5.02	$5.26	$10.93	$8.35	$7.53
Net investment income (loss) (a)	(0.03)	(0.08)	(0.07)	(0.08)	(0.13)	(0.09)
Net realized and unrealized gain (loss)	0.16	2.05	0.88	(2.48)	3.35	1.97
Total from investment operations	0.13	1.97	0.81	(2.56)	3.22	1.88
Less distributions:
From net realized gain on investments	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)
Net asset value at end of period	$4.02	$6.04	$5.02	$5.26	$10.93	$8.35
Total investment return (b)	(1.26)%	44.73%	18.24%	(32.29)%	40.77%	28.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.36)%††	(1.35)%	(1.34)%	(1.27)%	(1.42)%	(1.17)%
Net expenses (c)	1.87%††	1.88%	1.94%	1.86%	1.83%	1.85%
Expenses (before waiver/reimbursement) (c)	1.87%††(d)	1.89%	1.94%(d)	1.86%(d)	1.84%	1.85%
Portfolio turnover rate	42%	70%	81%	77%	66%	44%
Net assets at end of period (in 000’s)	$35,075	$42,297	$38,923	$46,833	$90,377	$95,761

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$13.16	$9.85	$9.24	$16.66	$12.28	$10.49
Net investment income (loss) (a)	(0.01)	(0.02)	(0.01)	(0.01)	(0.04)	(0.01)
Net realized and unrealized gain (loss)	0.11	4.28	1.68	(4.30)	5.06	2.86
Total from investment operations	0.10	4.26	1.67	(4.31)	5.02	2.85
Less distributions:
From net investment income	—	—	(0.01)	—	—	—
From net realized gain on investments	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)
Total distributions	(2.15)	(0.95)	(1.06)	(3.11)	(0.64)	(1.06)
Net asset value at end of period	$11.11	$13.16	$9.85	$9.24	$16.66	$12.28
Total investment return (b)	(0.76)%	46.17%	19.89%	(31.55)%	42.46%	29.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.18)%††	(0.17)%	(0.14)%	(0.11)%	(0.28)%	(0.06)%
Net expenses (c)	0.69%††	0.69%	0.73%	0.71%	0.68%	0.72%
Expenses (before waiver/reimbursement) (c)	0.70%††	0.70%	0.73%(d)	0.71%(d)	0.69%	0.72%
Portfolio turnover rate	42%	70%	81%	77%	66%	44%
Net assets at end of period (in 000’s)	$6,451,951	$7,604,267	$6,217,494	$6,016,574	$8,434,291	$6,824,224

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Winslow Large Cap Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R1	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$12.38	$9.32	$8.80	$16.03	$11.85	$10.17
Net investment income (loss) (a)	(0.02)	(0.03)	(0.02)	(0.02)	(0.05)	(0.02)
Net realized and unrealized gain (loss)	0.12	4.04	1.59	(4.10)	4.87	2.76
Total from investment operations	0.10	4.01	1.57	(4.12)	4.82	2.74
Less distributions:
From net investment income	—	—	(0.00)‡	—	—	—
From net realized gain on investments	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)
Total distributions	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)
Net asset value at end of period	$10.33	$12.38	$9.32	$8.80	$16.03	$11.85
Total investment return (b)	(0.81)%	46.10%	19.73%	(31.62)%	42.30%	29.64%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.28)%††	(0.27)%	(0.25)%	(0.22)%	(0.38)%	(0.15)%
Net expenses (c)	0.79%††	0.79%	0.83%	0.81%	0.78%	0.82%
Expenses (before waiver/reimbursement) (c)	0.80%††	0.80%	0.83%(d)	0.81%(d)	0.79%	0.82%
Portfolio turnover rate	42%	70%	81%	77%	66%	44%
Net assets at end of period (in 000’s)	$894,088	$1,045,850	$850,155	$721,142	$1,207,903	$914,359

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R2	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.79	$8.25	$7.93	$14.78	$10.99	$9.53
Net investment income (loss) (a)	(0.03)	(0.05)	(0.04)	(0.04)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	0.14	3.54	1.41	(3.70)	4.51	2.56
Total from investment operations	0.11	3.49	1.37	(3.74)	4.43	2.52
Less distributions:
From net realized gain on investments	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)
Net asset value at end of period	$8.75	$10.79	$8.25	$7.93	$14.78	$10.99
Total investment return (b)	(0.84)%	45.74%	19.29%	(31.74)%	42.04%	29.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.53)%††	(0.52)%	(0.49)%	(0.47)%	(0.63)%	(0.40)%
Net expenses (c)	1.04%††	1.04%	1.08%	1.06%	1.03%	1.07%
Expenses (before waiver/reimbursement) (c)	1.05%††	1.05%	1.08%(d)	1.06%(d)	1.04%	1.07%
Portfolio turnover rate	42%	70%	81%	77%	66%	44%
Net assets at end of period (in 000’s)	$107,050	$132,364	$111,520	$106,414	$188,790	$159,297

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Six months ended April 30,	Year Ended October 31,
Class R3	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.31	$7.25	$7.10	$13.60	$10.19	$8.93
Net investment income (loss) (a)	(0.03)	(0.07)	(0.05)	(0.06)	(0.10)	(0.06)
Net realized and unrealized gain (loss)	0.14	3.08	1.25	(3.33)	4.15	2.38
Total from investment operations	0.11	3.01	1.20	(3.39)	4.05	2.32
Less distributions:
From net realized gain on investments	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)
Net asset value at end of period	$7.27	$9.31	$7.25	$7.10	$13.60	$10.19
Total investment return (b)	(1.01)%	45.40%	19.11%	(31.98)%	41.60%	28.99%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.79)%††	(0.78)%	(0.73)%	(0.72)%	(0.88)%	(0.65)%
Net expenses (c)	1.29%††	1.29%	1.33%	1.31%	1.28%	1.32%
Expenses (before waiver/reimbursement) (c)	1.30%††	1.30%	1.33%(d)	1.31%(d)	1.29%	1.32%
Portfolio turnover rate	42%	70%	81%	77%	66%	44%
Net assets at end of period (in 000’s)	$36,952	$45,092	$34,337	$38,027	$63,195	$56,657

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Winslow Large Cap Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$13.39	$10.00	$9.37	$16.84	$12.39	$10.58
Net investment income (loss) (a)	(0.01)	(0.01)	(0.01)	(0.00)‡	(0.03)	0.00‡
Net realized and unrealized gain (loss)	0.12	4.35	1.71	(4.36)	5.12	2.88
Total from investment operations	0.11	4.34	1.70	(4.36)	5.09	2.88
Less distributions:
From net investment income	—	—	(0.02)	—	—	(0.01)
From net realized gain on investments	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)	(1.06)
Total distributions	(2.15)	(0.95)	(1.07)	(3.11)	(0.64)	(1.07)
Net asset value at end of period	$11.35	$13.39	$10.00	$9.37	$16.84	$12.39
Total investment return (b)	(0.65)%	46.29%	19.95%	(31.50)%	42.65%	29.83%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.12)%††	(0.10)%	(0.05)%	(0.04)%	(0.22)%	0.02%
Net expenses (c)	0.63%††	0.62%	0.64%	0.63%	0.62%	0.64%
Expenses (before waiver/reimbursement) (c)	0.63%††(d)	0.63%	0.64%(d)	0.64%(d)	0.63%	0.64%
Portfolio turnover rate	42%	70%	81%	77%	66%	44%
Net assets at end of period (in 000’s)	$3,212,700	$3,697,455	$3,455,134	$3,285,993	$4,782,798	$3,981,812

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.40	$8.00	$7.72	$14.52	$10.84	$11.84**
Net investment income (loss) (a)	(0.03)	(0.07)	(0.05)	(0.07)	(0.12)	(0.02)
Net realized and unrealized gain (loss)	0.13	3.42	1.38	(3.62)	4.44	(0.98)
Total from investment operations	0.10	3.35	1.33	(3.69)	4.32	(1.00)
Less distributions:
From net realized gain on investments	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)	—
Net asset value at end of period	$8.35	$10.40	$8.00	$7.72	$14.52	$10.84
Total investment return (b)	(0.99)%	45.40%	19.28%	(32.02)%	41.59%	(8.45)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.68)%††	(0.68)%	(0.68)%	(0.77)%	(0.96)%	(1.00)%††
Net expenses (c)	1.18%††	1.19%	1.24%	1.37%	1.33%	1.32%††
Expenses (before waiver/reimbursement) (c)	1.19%††	1.20%	1.24%(d)	1.38%(d)	1.34%	1.33%††
Portfolio turnover rate	42%	70%	81%	77%	66%	44%
Net assets at end of period (in 000’s)	$1,082	$729	$358	$220	$71	$23

*	Unaudited.
^	Inception date.
**	Based on the net asset value of Investor Class as of August 31, 2020.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Winslow Large Cap Growth Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI Winslow Large Cap Growth Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	July 1, 1995
Investor Class	February 28, 2008
Class C	April 1, 2005
Class I	April 1, 2005
Class R1	April 1, 2005
Class R2	April 1, 2005
Class R3	April 28, 2006
Class R6	June 17, 2013
SIMPLE Class	August 31, 2020
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R1, Class R2, Class R3, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share trans-actions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class, Class R2, Class R3 and SIMPLE Class shares. Class I, Class R1 and Class R6 shares are not subject to a distribution and/or service fee. Class R1, Class R2 and Class R3 shares are subject to a shareholder service fee, which is in addition to fees paid under the distribution plans for Class R2 and Class R3 shares.
The Fund's investment objective is to seek long-term growth of capital.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the

15

Notes to Financial Statements (Unaudited) (continued)
Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.

16	NYLI Winslow Large Cap Growth Fund

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
17

Notes to Financial Statements (Unaudited) (continued)
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Winslow Capital Management, LLC (“Winslow” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Winslow, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.75% up to $500 million; 0.725% from $500 million to $750 million; 0.71% from $750 million to $1 billion; 0.70% from $1 billion to $2 billion; 0.66% from $2 billion to $3 billion; 0.61% from $3 billion to $7 billion; 0.585% from $7 billion to $9 billion; 0.575% on assets over $9 billion; 0.55% from $11 billion to $13 billion; and 0.525% over $13 billion. During the six-month period ended April 30, 2025, the effective management fee rate was 0.61% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.55% of the Fund’s average daily net assets from $11 billion to $13 billion; and

18	NYLI Winslow Large Cap Growth Fund

0.525% of the Fund’s average daily net assets over $13 billion. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
New York Life Investments has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class I shares do not exceed 0.88% of the Fund’s average daily net assets. New York Life Investments has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
Additionally, New York Life Investments has agreed to further voluntarily waive fees and/or reimburse expenses of the appropriate class of the Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R1 shares do not exceed 0.95%. These voluntary waivers or reimbursements may be discontinued at any time without notice.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $41,878,772 and waived fees and/or reimbursed expenses in the amount of $472,113 and paid the Subadvisor fees in the amount of $16,434,150.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I, Class R1 and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the six-month period ended April 30, 2025, shareholder service fees incurred by the Fund were as follows:

Class R1	$519,351
Class R2	65,790
Class R3	21,611
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $166,625 and $5,528, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the
19

Notes to Financial Statements (Unaudited) (continued)
six-month period ended April 30, 2025, of $20,720, $59 and $2,120, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$570,625	$—
Investor Class	75,931	—
Class B*	1,203	—
Class C	48,647	—
Class I	2,465,128	—
Class R1	357,886	—
Class R2	45,339	—
Class R3	14,884	—
Class R6	70,713	—
SIMPLE Class	241	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$37,829	3.5%
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$7,726,706,029	$4,759,922,146	$(119,901,861)	$4,640,020,285
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$172,985,330
Long-Term Capital Gains	985,389,283
Total	$1,158,374,613
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement

20	NYLI Winslow Large Cap Growth Fund

expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $5,754,521 and $7,655,297, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	15,062,425	$145,648,567
Shares issued to shareholders in reinvestment of distributions	29,523,189	291,984,342
Shares redeemed	(17,387,180)	(167,511,204)
Net increase (decrease) in shares outstanding before conversion	27,198,434	270,121,705
Shares converted into Class A (See Note 1)	1,143,237	10,897,737
Shares converted from Class A (See Note 1)	(34,368)	(345,731)
Net increase (decrease)	28,307,303	$280,673,711
Year ended October 31, 2024:
Shares sold	21,628,679	$216,052,095
Shares issued to shareholders in reinvestment of distributions	14,162,184	120,236,951
Shares redeemed	(29,434,602)	(297,875,694)
Net increase (decrease) in shares outstanding before conversion	6,356,261	38,413,352
Shares converted into Class A (See Note 1)	2,932,293	29,718,427
Shares converted from Class A (See Note 1)	(423,000)	(4,310,072)
Net increase (decrease)	8,865,554	$63,821,707

21

Notes to Financial Statements (Unaudited) (continued)
Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	281,929	$2,489,737
Shares issued to shareholders in reinvestment of distributions	1,421,810	13,293,925
Shares redeemed	(370,986)	(3,409,975)
Net increase (decrease) in shares outstanding before conversion	1,332,753	12,373,687
Shares converted into Investor Class (See Note 1)	57,752	568,892
Shares converted from Investor Class (See Note 1)	(799,268)	(7,212,612)
Net increase (decrease)	591,237	$5,729,967
Year ended October 31, 2024:
Shares sold	475,626	$4,529,362
Shares issued to shareholders in reinvestment of distributions	889,705	7,233,401
Shares redeemed	(651,366)	(6,237,107)
Net increase (decrease) in shares outstanding before conversion	713,965	5,525,656
Shares converted into Investor Class (See Note 1)	169,022	1,622,571
Shares converted from Investor Class (See Note 1)	(2,288,140)	(22,258,975)
Net increase (decrease)	(1,405,153)	$(15,110,748)

Class B	Shares	Amount
Six-month period ended April 30, 2025: (a)
Shares sold	3,598	$22,091
Shares issued to shareholders in reinvestment of distributions	167,142	748,796
Shares redeemed	(23,928)	(117,637)
Net increase (decrease) in shares outstanding before conversion	146,812	653,250
Shares converted from Class B (See Note 1)	(518,694)	(2,377,543)
Net increase (decrease)	(371,882)	$(1,724,293)
Year ended October 31, 2024:
Shares sold	30,018	$163,286
Shares issued to shareholders in reinvestment of distributions	236,119	1,116,844
Shares redeemed	(330,890)	(1,813,716)
Net increase (decrease) in shares outstanding before conversion	(64,753)	(533,586)
Shares converted from Class B (See Note 1)	(798,987)	(4,475,122)
Net increase (decrease)	(863,740)	$(5,008,708)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	995,242	$4,499,157
Shares issued to shareholders in reinvestment of distributions	3,070,303	13,662,849
Shares redeemed	(1,978,636)	(8,830,020)
Net increase (decrease) in shares outstanding before conversion	2,086,909	9,331,986
Shares converted from Class C (See Note 1)	(360,258)	(1,503,595)
Net increase (decrease)	1,726,651	$7,828,391
Year ended October 31, 2024:
Shares sold	1,212,235	$6,719,915
Shares issued to shareholders in reinvestment of distributions	1,379,854	6,485,314
Shares redeemed	(2,923,309)	(16,233,380)
Net increase (decrease) in shares outstanding before conversion	(331,220)	(3,028,151)
Shares converted from Class C (See Note 1)	(406,358)	(2,257,707)
Net increase (decrease)	(737,578)	$(5,285,858)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	45,243,869	$542,391,497
Shares issued to shareholders in reinvestment of distributions	89,731,201	1,100,104,524
Shares redeemed	(132,332,246)	(1,607,081,879)
Net increase (decrease) in shares outstanding before conversion	2,642,824	35,414,142
Shares converted into Class I (See Note 1)	31,224	381,109
Shares converted from Class I (See Note 1)	(36,012)	(393,747)
Net increase (decrease)	2,638,036	$35,401,504
Year ended October 31, 2024:
Shares sold	77,999,551	$928,081,845
Shares issued to shareholders in reinvestment of distributions	53,790,718	545,437,884
Shares redeemed	(185,446,497)	(2,220,470,979)
Net increase (decrease) in shares outstanding before conversion	(53,656,228)	(746,951,250)
Shares converted into Class I (See Note 1)	365,700	4,444,866
Shares converted from Class I (See Note 1)	(198,107)	(2,366,458)
Net increase (decrease)	(53,488,635)	$(744,872,842)

22	NYLI Winslow Large Cap Growth Fund

Class R1	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	10,507,209	$127,219,790
Shares issued to shareholders in reinvestment of distributions	16,728,422	190,704,011
Shares redeemed	(25,197,079)	(276,354,855)
Net increase (decrease) in shares outstanding before conversion	2,038,552	41,568,946
Shares converted from Class R1 (See Note 1)	(1,088)	(14,510)
Net increase (decrease)	2,037,464	$41,554,436
Year ended October 31, 2024:
Shares sold	12,951,182	$146,080,292
Shares issued to shareholders in reinvestment of distributions	9,088,812	86,798,156
Shares redeemed	(28,948,582)	(328,432,191)
Net increase (decrease) in shares outstanding before conversion	(6,908,588)	(95,553,743)
Shares converted into Class R1 (See Note 1)	226,072	2,153,160
Shares converted from Class R1 (See Note 1)	(6,983)	(77,021)
Net increase (decrease)	(6,689,499)	$(93,477,604)

Class R2	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,472,581	$14,282,297
Shares issued to shareholders in reinvestment of distributions	2,267,290	21,902,020
Shares redeemed	(3,768,225)	(33,571,681)
Net increase (decrease)	(28,354)	$2,612,636
Year ended October 31, 2024:
Shares sold	2,357,115	$22,221,696
Shares issued to shareholders in reinvestment of distributions	1,108,636	9,246,020
Shares redeemed	(4,460,285)	(44,715,985)
Net increase (decrease) in shares outstanding before conversion	(994,534)	(13,248,269)
Shares converted from Class R2 (See Note 1)	(250,589)	(2,104,945)
Net increase (decrease)	(1,245,123)	$(15,353,214)

Class R3	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	611,451	$4,690,244
Shares issued to shareholders in reinvestment of distributions	1,247,645	10,031,065
Shares redeemed	(1,619,488)	(12,372,182)
Net increase (decrease)	239,608	$2,349,127
Year ended October 31, 2024:
Shares sold	983,731	$8,272,702
Shares issued to shareholders in reinvestment of distributions	618,158	4,456,920
Shares redeemed	(1,481,700)	(12,590,911)
Net increase (decrease) in shares outstanding before conversion	120,189	138,711
Shares converted from Class R3 (See Note 1)	(10,401)	(88,724)
Net increase (decrease)	109,788	$49,987

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	32,274,213	$403,390,193
Shares issued to shareholders in reinvestment of distributions	40,607,823	508,003,866
Shares redeemed	(65,881,249)	(826,827,013)
Net increase (decrease)	7,000,787	$84,567,046
Year ended October 31, 2024:
Shares sold	47,250,187	$571,157,117
Shares issued to shareholders in reinvestment of distributions	28,521,267	294,054,260
Shares redeemed	(145,164,961)	(1,759,926,937)
Net increase (decrease)	(69,393,507)	$(894,715,560)

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	51,437	$439,716
Shares issued to shareholders in reinvestment of distributions	16,982	156,740
Shares redeemed	(8,908)	(82,867)
Net increase (decrease)	59,511	$513,589
Year ended October 31, 2024:
Shares sold	39,728	$371,704
Shares issued to shareholders in reinvestment of distributions	5,820	46,846
Shares redeemed	(20,301)	(203,577)
Net increase (decrease)	25,247	$214,973

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments
23

Notes to Financial Statements (Unaudited) (continued)
within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
24	NYLI Winslow Large Cap Growth Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
25

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

26

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
27

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
28

representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
29

overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
30

respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
31

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
32

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
33

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
34

NYLI MacKay Convertible Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Convertible Securities 95.3%
Convertible Bonds 86.9%
Automobile Components 1.1%
Patrick Industries, Inc.
1.75%, due 12/1/28	$ 11,738,000	$ 15,517,400
Automobiles 1.5%
Ford Motor Co.
(zero coupon), due 3/15/26	14,455,000	14,245,402
Rivian Automotive, Inc.
4.625%, due 3/15/29	7,336,000	7,510,230
		21,755,632
Beverages 0.6%
MGP Ingredients, Inc.
1.875%, due 11/15/41	9,940,000	9,355,753
Biotechnology 7.7%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27	5,460,000	6,273,340
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27	19,573,000	18,256,716
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	10,230,000	9,345,105
Exact Sciences Corp. (a)
1.75%, due 4/15/31	15,174,000	13,268,146
2.00%, due 3/1/30	8,701,000	8,292,053
Halozyme Therapeutics, Inc.
1.00%, due 8/15/28	17,827,000	22,315,294
Ionis Pharmaceuticals, Inc.
1.75%, due 6/15/28	13,950,000	13,639,687
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29	12,752,000	20,234,236
		111,624,577
Broadline Retail 1.0%
Etsy, Inc.
0.125%, due 10/1/26	15,617,000	14,995,818
Commercial Services & Supplies 2.0%
Tetra Tech, Inc.
2.25%, due 8/15/28	26,609,000	28,345,237
Communications Equipment 1.2%
Lumentum Holdings, Inc.
0.50%, due 6/15/28	13,970,000	12,938,983
1.50%, due 12/15/29	4,421,000	5,040,001
		17,978,984
	Principal Amount	Value

Consumer Finance 0.7%
Upstart Holdings, Inc.
1.00%, due 11/15/30 (a)	$ 11,789,000	$ 9,932,233
Consumer Staples Distribution & Retail 1.3%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	12,995,000	18,717,981
Electric Utilities 4.3%
NRG Energy, Inc.
2.75%, due 6/1/48	14,001,000	37,347,668
PG&E Corp.
4.25%, due 12/1/27	24,558,000	25,574,701
		62,922,369
Electronic Equipment, Instruments & Components 2.4%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28	18,209,000	19,200,345
OSI Systems, Inc.
2.25%, due 8/1/29 (a)(b)	12,752,000	16,226,967
		35,427,312
Energy Equipment & Services 0.9%
Oil States International, Inc.
4.75%, due 4/1/26	13,836,000	13,185,708
Entertainment 2.1%
Liberty Media Corp.-Liberty Formula One
2.25%, due 8/15/27	13,561,000	16,502,493
Live Nation Entertainment, Inc.
2.875%, due 1/15/30 (a)(b)	13,975,000	14,485,087
		30,987,580
Financial Services 2.7%
Affirm Holdings, Inc.
0.75%, due 12/15/29 (a)	11,397,000	10,307,096
Global Payments, Inc.
1.50%, due 3/1/31 (b)	12,415,000	11,061,765
Shift4 Payments, Inc.
0.50%, due 8/1/27 (b)	18,090,000	18,397,530
		39,766,391
Food Products 1.9%
Post Holdings, Inc.
2.50%, due 8/15/27	23,895,000	28,197,744

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Convertible Bonds (continued)
Ground Transportation 1.6%
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28	$ 17,288,000	$ 22,742,364
Health Care Equipment & Supplies 11.1%
CONMED Corp.
2.25%, due 6/15/27	13,164,000	12,189,864
DexCom, Inc.
0.25%, due 11/15/25	16,375,000	15,985,978
Envista Holdings Corp.
1.75%, due 8/15/28	13,795,000	12,544,828
Haemonetics Corp.
(zero coupon), due 3/1/26	9,226,000	8,868,954
Integer Holdings Corp.
1.875%, due 3/15/30 (a)	25,460,000	27,013,060
iRhythm Technologies, Inc.
1.50%, due 9/1/29	14,384,000	15,056,552
Lantheus Holdings, Inc.
2.625%, due 12/15/27	23,906,000	35,537,880
Merit Medical Systems, Inc.
3.00%, due 2/1/29 (a)	23,436,000	29,892,618
TransMedics Group, Inc.
1.50%, due 6/1/28	2,855,000	3,612,003
		160,701,737
Health Care REITs 1.6%
Welltower OP LLC
3.125%, due 7/15/29 (a)	17,483,000	23,331,063
Health Care Technology 0.5%
Teladoc Health, Inc.
1.25%, due 6/1/27	7,157,000	6,557,959
Hotel & Resort REITs 0.8%
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	12,566,000	12,082,209
Hotels, Restaurants & Leisure 5.4%
Booking Holdings, Inc.
0.75%, due 5/1/25	10,000,000	25,814,016
Carnival Corp.
5.75%, due 12/1/27	8,804,000	14,099,606
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,208,000	9,119,456
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,822,000	2,759,821
	Principal Amount	Value

Hotels, Restaurants & Leisure (continued)
NCL Corp. Ltd.
1.125%, due 2/15/27	$ 20,225,000	$ 19,157,726
Royal Caribbean Cruises Ltd.
6.00%, due 8/15/25	1,587,000	6,853,856
		77,804,481
Household Durables 0.9%
Meritage Homes Corp.
1.75%, due 5/15/28 (a)	13,302,000	12,949,497
Household Products 0.5%
Spectrum Brands, Inc.
3.375%, due 6/1/29 (a)	7,412,000	6,889,646
Interactive Media & Services 0.8%
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (a)	12,450,000	11,968,166
IT Services 3.6%
Akamai Technologies, Inc.
0.375%, due 9/1/27	16,800,000	16,627,800
Cloudflare, Inc.
(zero coupon), due 8/15/26	14,538,000	14,796,049
Okta, Inc.
0.125%, due 9/1/25	5,611,000	5,532,446
Snowflake, Inc.
(zero coupon), due 10/1/27 (a)	12,188,000	14,972,958
		51,929,253
Machinery 0.6%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	8,991,000	9,289,052
Media 1.6%
Liberty Broadband Corp.
3.125%, due 3/31/53 (a)	9,263,000	9,383,755
Sirius XM Holdings, Inc.
3.75%, due 3/15/28	13,850,000	14,223,950
		23,607,705
Metals & Mining 0.6%
MP Materials Corp.
3.00%, due 3/1/30 (a)(b)	6,675,000	9,321,638
Oil, Gas & Consumable Fuels 2.5%
Kosmos Energy Ltd.
3.125%, due 3/15/30	14,590,000	9,921,200

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Convertible Fund

	Principal Amount	Value
Convertible Bonds (continued)
Oil, Gas & Consumable Fuels (continued)
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	$ 12,935,000	$ 12,438,943
Permian Resources Operating LLC
3.25%, due 4/1/28	6,754,000	14,227,301
		36,587,444
Passenger Airlines 2.4%
American Airlines Group, Inc.
6.50%, due 7/1/25	7,040,000	7,045,998
Southwest Airlines Co.
1.25%, due 5/1/25	27,566,000	27,593,566
		34,639,564
Pharmaceuticals 1.4%
Amphastar Pharmaceuticals, Inc.
2.00%, due 3/15/29	8,159,000	7,102,923
Jazz Investments I Ltd.
2.00%, due 6/15/26	12,247,000	12,635,635
		19,738,558
Professional Services 0.8%
Parsons Corp.
2.625%, due 3/1/29	10,383,000	10,995,597
Semiconductors & Semiconductor Equipment 3.2%
Impinj, Inc.
1.125%, due 5/15/27	4,665,000	5,391,500
MKS Instruments, Inc.
1.25%, due 6/1/30 (a)	15,811,000	13,635,904
ON Semiconductor Corp.
0.50%, due 3/1/29	23,069,000	19,995,056
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25	2,912,000	2,766,400
Synaptics, Inc.
0.75%, due 12/1/31 (a)(b)	4,650,000	4,110,600
		45,899,460
Software 13.0%
Bentley Systems, Inc.
0.125%, due 1/15/26	3,570,000	3,492,949
BILL Holdings, Inc.
(zero coupon), due 4/1/30 (a)	13,980,000	11,924,940
Datadog, Inc.
(zero coupon), due 12/1/29 (a)	14,115,000	12,759,714
Dropbox, Inc.
(zero coupon), due 3/1/28	11,036,000	11,309,892
	Principal Amount	Value

Software (continued)
Five9, Inc.
1.00%, due 3/15/29	$ 5,835,000	$ 4,966,952
Guidewire Software, Inc.
1.25%, due 11/1/29 (a)	11,315,000	12,469,130
Nice Ltd.
(zero coupon), due 9/15/25	21,739,000	21,347,698
Nutanix, Inc.
0.25%, due 10/1/27	16,097,000	21,449,252
Palo Alto Networks, Inc.
0.375%, due 6/1/25	2,580,000	9,639,657
Progress Software Corp.
3.50%, due 3/1/30	9,724,000	11,076,456
Q2 Holdings, Inc.
0.75%, due 6/1/26	4,395,000	4,873,176
Rapid7, Inc.
1.25%, due 3/15/29	6,025,000	5,147,230
Tyler Technologies, Inc.
0.25%, due 3/15/26	14,176,000	16,748,944
Unity Software, Inc.
(zero coupon), due 3/15/30 (a)(b)	10,909,000	10,303,550
Vertex, Inc.
0.75%, due 5/1/29 (a)	8,473,000	11,073,359
Workiva, Inc.
1.25%, due 8/15/28	7,850,000	7,412,362
Zscaler, Inc.
0.125%, due 7/1/25	8,613,000	12,966,660
		188,961,921
Specialty Retail 0.8%
Burlington Stores, Inc.
1.25%, due 12/15/27	9,505,000	12,223,430
Technology Hardware, Storage & Peripherals 1.8%
Seagate HDD Cayman
3.50%, due 6/1/28	13,575,000	17,197,828
Western Digital Corp.
3.00%, due 11/15/28	6,875,000	9,346,563
		26,544,391
Total Convertible Bonds (Cost $1,168,635,842)		1,263,475,854

	Shares

Convertible Preferred Stocks 8.4%
Aerospace & Defense 1.0%
Boeing Co. (The)
6.00%	226,200	13,884,156
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Convertible Preferred Stocks (continued)
Banks 1.9%
Bank of America Corp.
Series L
7.25% (c)	12,072	$ 14,125,206
Wells Fargo & Co.
Series L
7.50% (c)	11,552	13,423,424
		27,548,630
Capital Markets 0.7%
Ares Management Corp.
Series B
6.75%	195,700	9,661,709
Electric Utilities 1.2%
NextEra Energy, Inc.
6.926%	450,000	17,325,000
Financial Services 1.4%
Apollo Global Management, Inc.
6.75%	289,050	20,846,286
Machinery 0.6%
Chart Industries, Inc.
Series B
6.75%	163,900	8,673,588
Semiconductors & Semiconductor Equipment 0.8%
Microchip Technology, Inc.
7.50% (b)(d)	235,175	11,161,405
Technology Hardware, Storage & Peripherals 0.8%
Hewlett Packard Enterprise Co.
7.625%	240,100	12,053,020
Total Convertible Preferred Stocks (Cost $119,435,715)		121,153,794
Total Convertible Securities (Cost $1,288,071,557)		1,384,629,648
Common Stock 0.5%
Life Sciences Tools & Services 0.5%
Danaher Corp.	36,473	7,270,163
Total Common Stock (Cost $9,283,624)		7,270,163
	Shares	Value
Short-Term Investments 3.7%
Affiliated Investment Company 3.2%
NYLI U.S. Government Liquidity Fund, 4.167% (e)(f)	46,151,457	$ 46,151,457
Unaffiliated Investment Companies 0.5%
Dreyfus Treasury Obligations Cash Management Fund, 4.345% (f)(g)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 4.367% (f)(g)	6,878,120	6,878,120
		7,878,120
Total Short-Term Investments (Cost $54,029,577)		54,029,577
Total Investments (Cost $1,351,384,758)	99.5%	1,445,929,388
Other Assets, Less Liabilities	0.5	7,940,105
Net Assets	100.0%	$ 1,453,869,493

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.

(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $7,694,011. The Fund received cash collateral with a value of $7,878,120. (See Note 2(G))
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Non-income producing security.
(e)	As of April 30, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(f)	Current yield as of April 30, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Convertible Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 76,208	$ 185,248	$ (215,305)	$ —	$ —	$ 46,151	$ 1,509	$ —	46,151
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$ —	$ 1,263,475,854	$ —	$ 1,263,475,854
Convertible Preferred Stocks	121,153,794	—	—	121,153,794
Total Convertible Securities	121,153,794	1,263,475,854	—	1,384,629,648
Common Stock	7,270,163	—	—	7,270,163
Short-Term Investments
Affiliated Investment Company	46,151,457	—	—	46,151,457
Unaffiliated Investment Companies	7,878,120	—	—	7,878,120
Total Short-Term Investments	54,029,577	—	—	54,029,577
Total Investments in Securities	$ 182,453,534	$ 1,263,475,854	$ —	$ 1,445,929,388

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,305,233,301) including securities on loan of $7,694,011	$1,399,777,931
Investment in affiliated investment companies, at value (identified cost $46,151,457)	46,151,457
Receivables:
Investment securities sold	20,136,116
Dividends and interest	5,497,546
Fund shares sold	1,531,429
Securities lending	10,613
Other assets	77,746
Total assets	1,473,182,838
Liabilities
Cash collateral received for securities on loan	7,878,120
Payables:
Investment securities purchased	8,277,583
Fund shares redeemed	2,060,101
Manager (See Note 3)	599,336
Transfer agent (See Note 3)	281,871
NYLIFE Distributors (See Note 3)	152,209
Professional fees	47,841
Custodian	7,508
Shareholder communication	6,648
Accrued expenses	2,128
Total liabilities	19,313,345
Net assets	$1,453,869,493
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$791,451
Additional paid-in-capital	1,342,525,200
1,343,316,651
Total distributable earnings (loss)	110,552,842
Net assets	$1,453,869,493
Class A
Net assets applicable to outstanding shares	$627,293,097
Shares of beneficial interest outstanding	34,185,552
Net asset value per share outstanding	$18.35
Maximum sales charge (5.50% of offering price)	1.07
Maximum offering price per share outstanding	$19.42
Investor Class
Net assets applicable to outstanding shares	$36,565,703
Shares of beneficial interest outstanding	1,993,596
Net asset value per share outstanding	$18.34
Maximum sales charge (5.00% of offering price)	0.97
Maximum offering price per share outstanding	$19.31
Class C
Net assets applicable to outstanding shares	$23,494,355
Shares of beneficial interest outstanding	1,321,989
Net asset value and offering price per share outstanding	$17.77
Class I
Net assets applicable to outstanding shares	$766,516,338
Shares of beneficial interest outstanding	41,644,011
Net asset value and offering price per share outstanding	$18.41

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Convertible Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$11,315,542
Dividends-unaffiliated	3,262,133
Dividends-affiliated	1,509,311
Securities lending, net	100,515
Total income	16,187,501
Expenses
Manager (See Note 3)	4,176,021
Distribution/Service—Class A (See Note 3)	810,001
Distribution/Service—Investor Class (See Note 3)	47,838
Distribution/Service—Class B (See Note 3)(a)	2,138
Distribution/Service—Class C (See Note 3)	130,434
Transfer agent (See Note 3)	822,204
Professional fees	82,966
Registration	51,099
Shareholder communication	41,860
Custodian	18,501
Trustees	17,567
Miscellaneous	27,213
Total expenses before waiver/reimbursement	6,227,842
Expense waiver/reimbursement from Manager (See Note 3)	(274,308)
Net expenses	5,953,534
Net investment income (loss)	10,233,967
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	23,000,596
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(42,205,245)
Net realized and unrealized gain (loss)	(19,204,649)
Net increase (decrease) in net assets resulting from operations	$(8,970,682)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$10,233,967	$18,230,512
Net realized gain (loss)	23,000,596	80,328,248
Net change in unrealized appreciation (depreciation)	(42,205,245)	145,435,707
Net increase (decrease) in net assets resulting from operations	(8,970,682)	243,994,467
Distributions to shareholders:
Class A	(28,856,807)	(27,087,727)
Investor Class	(1,670,861)	(1,568,166)
Class B(a)	(25,439)	(83,826)
Class C	(1,091,373)	(1,021,182)
Class I	(37,041,723)	(35,581,743)
Total distributions to shareholders	(68,686,203)	(65,342,644)
Capital share transactions:
Net proceeds from sales of shares	107,365,302	282,697,150
Net asset value of shares issued to shareholders in reinvestment of distributions	63,539,054	61,142,556
Cost of shares redeemed	(190,180,289)	(491,720,355)
Increase (decrease) in net assets derived from capital share transactions	(19,275,933)	(147,880,649)
Net increase (decrease) in net assets	(96,932,818)	30,771,174
Net Assets
Beginning of period	1,550,802,311	1,520,031,137
End of period	$1,453,869,493	$1,550,802,311

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Convertible Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$19.30	$17.21	$18.22	$25.40	$20.90	$17.81
Net investment income (loss) (a)	0.11	0.19	0.18	0.07	0.05	0.06
Net realized and unrealized gain (loss)	(0.21)	2.64	(0.45)	(2.50)	6.01	3.47
Total from investment operations	(0.10)	2.83	(0.27)	(2.43)	6.06	3.53
Less distributions:
From net investment income	(0.50)	(0.74)	(0.29)	(0.26)	(0.13)	(0.13)
From net realized gain on investments	(0.35)	—	(0.45)	(4.49)	(1.43)	(0.31)
Total distributions	(0.85)	(0.74)	(0.74)	(4.75)	(1.56)	(0.44)
Net asset value at end of period	$18.35	$19.30	$17.21	$18.22	$25.40	$20.90
Total investment return (b)	(0.67)%	16.73%	(1.54)%	(11.12)%	30.06%	20.27%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.20%††	1.02%	1.03%	0.37%	0.19%	0.33%
Net expenses (c)	0.93%††	0.94%	0.94%	0.93%	0.91%	0.96%
Portfolio turnover rate	17%	35%	33%	14%	49%	46%
Net assets at end of period (in 000’s)	$627,293	$665,125	$643,975	$710,774	$891,433	$657,626

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$19.29	$17.20	$18.21	$25.39	$20.90	$17.80
Net investment income (loss) (a)	0.09	0.14	0.14	0.03	(0.00)‡	0.03
Net realized and unrealized gain (loss)	(0.22)	2.65	(0.45)	(2.50)	6.00	3.47
Total from investment operations	(0.13)	2.79	(0.31)	(2.47)	6.00	3.50
Less distributions:
From net investment income	(0.47)	(0.70)	(0.25)	(0.22)	(0.08)	(0.09)
From net realized gain on investments	(0.35)	—	(0.45)	(4.49)	(1.43)	(0.31)
Total distributions	(0.82)	(0.70)	(0.70)	(4.71)	(1.51)	(0.40)
Net asset value at end of period	$18.34	$19.29	$17.20	$18.21	$25.39	$20.90
Total investment return (b)	(0.74)%	16.47%	(1.77)%	(11.31)%	29.77%	20.08%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.95%††	0.78%	0.79%	0.17%	(0.01)%	0.13%
Net expenses (c)	1.18%††	1.18%	1.18%	1.12%	1.12%	1.16%
Portfolio turnover rate	17%	35%	33%	14%	49%	46%
Net assets at end of period (in 000's)	$36,566	$39,483	$39,301	$43,581	$53,738	$57,829

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$18.72	$16.72	$17.72	$24.92	$20.64	$17.65
Net investment income (loss) (a)	0.02	0.01	0.01	(0.11)	(0.18)	(0.11)
Net realized and unrealized gain (loss)	(0.22)	2.57	(0.44)	(2.45)	5.93	3.44
Total from investment operations	(0.20)	2.58	(0.43)	(2.56)	5.75	3.33
Less distributions:
From net investment income	(0.40)	(0.58)	(0.12)	(0.15)	(0.04)	(0.03)
From net realized gain on investments	(0.35)	—	(0.45)	(4.49)	(1.43)	(0.31)
Total distributions	(0.75)	(0.58)	(0.57)	(4.64)	(1.47)	(0.34)
Net asset value at end of period	$17.77	$18.72	$16.72	$17.72	$24.92	$20.64
Total investment return (b)	(1.16)%	15.65%	(2.51)%	(11.99)%	28.84%	19.18%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.20%††	0.03%	0.04%	(0.58)%	(0.77)%	(0.61)%
Net expenses (c)	1.93%††	1.93%	1.93%	1.87%	1.87%	1.91%
Portfolio turnover rate	17%	35%	33%	14%	49%	46%
Net assets at end of period (in 000’s)	$23,494	$27,836	$30,340	$38,837	$55,754	$52,999

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$19.36	$17.26	$18.27	$25.46	$20.95	$17.85
Net investment income (loss) (a)	0.14	0.25	0.24	0.13	0.12	0.13
Net realized and unrealized gain (loss)	(0.21)	2.65	(0.45)	(2.51)	6.02	3.48
Total from investment operations	(0.07)	2.90	(0.21)	(2.38)	6.14	3.61
Less distributions:
From net investment income	(0.53)	(0.80)	(0.35)	(0.32)	(0.20)	(0.20)
From net realized gain on investments	(0.35)	—	(0.45)	(4.49)	(1.43)	(0.31)
Total distributions	(0.88)	(0.80)	(0.80)	(4.81)	(1.63)	(0.51)
Net asset value at end of period	$18.41	$19.36	$17.26	$18.27	$25.46	$20.95
Total investment return (b)	(0.50)%	17.12%	(1.20)%	(10.84)%	30.43%	20.71%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.52%††	1.35%	1.36%	0.69%	0.49%	0.68%
Net expenses (c)	0.61%††	0.61%	0.61%	0.61%	0.61%	0.61%
Expenses (before waiver/reimbursement) (c)	0.68%††	0.69%	0.69%	0.68%	0.66%	0.71%
Portfolio turnover rate	17%	35%	33%	14%	49%	46%
Net assets at end of period (in 000’s)	$766,516	$817,396	$803,539	$825,546	$991,630	$852,739

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Convertible Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay Convertible Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	November 28, 2008
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek capital appreciation together with current income.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The

13

Notes to Financial Statements (Unaudited) (continued)
Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.

14	NYLI MacKay Convertible Fund

Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Certain convertible preferred stocks may be valued utilizing evaluated prices based on market inputs obtained from the pricing vendor and are generally categorized as Level 2 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The
Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Premium associated with the conversion feature on a convertible bond is not amortized.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of
15

Notes to Financial Statements (Unaudited) (continued)
shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Debt and Convertible Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible

16	NYLI MacKay Convertible Fund

for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $2 billion; 0.49% from $2 billion to $5 billion; and 0.48% in excess of $5 billion. During the six-month period ended April 30, 2025, the effective management fee rate was 0.55% of the Fund’s average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class I shares do not exceed 0.61% of the Fund's average net assets. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $4,176,021 and waived fees and/or reimbursed expenses in the amount of $274,308 and paid the Subadvisor fees in the amount of $1,950,900.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $50,716 and $2,224, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2025, of $2,758 and $473, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$316,003	$—
Investor Class	66,104	—
Class B*	723	—
Class C	45,035	—
Class I	394,339	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
17

Notes to Financial Statements (Unaudited) (continued)
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$4,731,671	0.6%
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,360,172,149	$139,670,405	$(53,913,166)	$85,757,239
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$65,342,644
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $245,177 and $305,296, respectively.

18	NYLI MacKay Convertible Fund

Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,032,286	$19,473,289
Shares issued to shareholders in reinvestment of distributions	1,477,919	28,093,459
Shares redeemed	(2,905,064)	(54,875,062)
Net increase (decrease) in shares outstanding before conversion	(394,859)	(7,308,314)
Shares converted into Class A (See Note 1)	159,916	3,046,756
Shares converted from Class A (See Note 1)	(35,508)	(695,477)
Net increase (decrease)	(270,451)	$(4,957,035)
Year ended October 31, 2024:
Shares sold	1,943,542	$35,820,219
Shares issued to shareholders in reinvestment of distributions	1,448,194	26,307,941
Shares redeemed	(6,669,177)	(122,639,974)
Net increase (decrease) in shares outstanding before conversion	(3,277,441)	(60,511,814)
Shares converted into Class A (See Note 1)	349,802	6,469,980
Shares converted from Class A (See Note 1)	(39,623)	(730,305)
Net increase (decrease)	(2,967,262)	$(54,772,139)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	25,199	$475,832
Shares issued to shareholders in reinvestment of distributions	87,502	1,664,301
Shares redeemed	(112,896)	(2,117,786)
Net increase (decrease) in shares outstanding before conversion	(195)	22,347
Shares converted into Investor Class (See Note 1)	13,624	260,413
Shares converted from Investor Class (See Note 1)	(66,132)	(1,228,906)
Net increase (decrease)	(52,703)	$(946,146)
Year ended October 31, 2024:
Shares sold	58,275	$1,069,822
Shares issued to shareholders in reinvestment of distributions	86,040	1,560,211
Shares redeemed	(219,646)	(4,048,360)
Net increase (decrease) in shares outstanding before conversion	(75,331)	(1,418,327)
Shares converted into Investor Class (See Note 1)	49,848	916,666
Shares converted from Investor Class (See Note 1)	(213,126)	(3,979,037)
Net increase (decrease)	(238,609)	$(4,480,698)

Class B	Shares	Amount
Six-month period ended April 30, 2025: (a)
Shares issued to shareholders in reinvestment of distributions	1,306	$24,193
Shares redeemed	(8,440)	(155,741)
Net increase (decrease) in shares outstanding before conversion	(7,134)	(131,548)
Shares converted from Class B (See Note 1)	(44,207)	(833,894)
Net increase (decrease)	(51,341)	$(965,442)
Year ended October 31, 2024:
Shares sold	757	$13,232
Shares issued to shareholders in reinvestment of distributions	4,584	80,524
Shares redeemed	(36,096)	(644,668)
Net increase (decrease) in shares outstanding before conversion	(30,755)	(550,912)
Shares converted from Class B (See Note 1)	(89,579)	(1,603,765)
Net increase (decrease)	(120,334)	$(2,154,677)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	55,558	$1,029,318
Shares issued to shareholders in reinvestment of distributions	58,116	1,073,843
Shares redeemed	(248,306)	(4,511,361)
Net increase (decrease) in shares outstanding before conversion	(134,632)	(2,408,200)
Shares converted from Class C (See Note 1)	(30,646)	(557,000)
Net increase (decrease)	(165,278)	$(2,965,200)
Year ended October 31, 2024:
Shares sold	182,249	$3,257,105
Shares issued to shareholders in reinvestment of distributions	56,774	995,384
Shares redeemed	(521,564)	(9,321,797)
Net increase (decrease) in shares outstanding before conversion	(282,541)	(5,069,308)
Shares converted from Class C (See Note 1)	(44,682)	(796,589)
Net increase (decrease)	(327,223)	$(5,865,897)

19

Notes to Financial Statements (Unaudited) (continued)
Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	4,578,145	$86,386,863
Shares issued to shareholders in reinvestment of distributions	1,716,005	32,683,258
Shares redeemed	(6,867,742)	(128,520,339)
Net increase (decrease) in shares outstanding before conversion	(573,592)	(9,450,218)
Shares converted into Class I (See Note 1)	35,367	694,873
Shares converted from Class I (See Note 1)	(34,740)	(686,765)
Net increase (decrease)	(572,965)	$(9,442,110)
Year ended October 31, 2024:
Shares sold	13,199,592	$242,536,772
Shares issued to shareholders in reinvestment of distributions	1,764,439	32,198,496
Shares redeemed	(19,293,164)	(355,065,556)
Net increase (decrease) in shares outstanding before conversion	(4,329,133)	(80,330,288)
Shares converted into Class I (See Note 1)	41,363	764,094
Shares converted from Class I (See Note 1)	(58,017)	(1,041,044)
Net increase (decrease)	(4,345,787)	$(80,607,238)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

20	NYLI MacKay Convertible Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
21

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

22

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
23

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
25

overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
26

respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
27

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
28

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
29

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
30

NYLI Money Market Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Short-Term Investments 100.0%
Commercial Paper 43.7%
Australia & New Zealand Banking Group Ltd.
4.583%, due 9/17/25	$ 25,000,000	$ 24,998,109
Cummins, Inc.
4.413%, due 5/16/25	25,000,000	24,954,271
Emerson Electric Co.
4.407%, due 6/20/25	20,000,000	19,879,445
National Bank of Canada
4.735%, due 2/5/26	20,000,000	20,000,000
National Rural Utilities Cooperative Finance Corp.
4.492%, due 5/13/25	20,000,000	19,970,133
NSTAR Electric Co.
4.535%, due 5/2/25	20,000,000	19,997,483
Robert Bosch Finance LLC
4.517%, due 5/28/25	25,000,000	24,915,625
Sanofi SA
4.385%, due 6/11/25	22,300,000	22,190,030
Sumitomo Mitsui Trust Bank Ltd.
4.424%, due 6/2/25	20,000,000	19,922,311
TotalEnergies Capital SA
4.413%, due 5/6/25	20,000,000	19,987,861
Toyota Motor Credit Corp.
4.375%, due 5/28/25	10,000,000	9,967,525
Walt Disney Co. (The)
4.41%, due 6/2/25	25,000,000	24,902,889
Total Commercial Paper (Cost $251,685,682)		251,685,682
Repurchase Agreements 32.2%
BMO Capital Markets 4.35%, dated 4/30/25 due 5/1/25 Proceeds at Maturity $20,000,033 (Collateralized by United States Treasury security with a rate of 2.875% and maturity date of 05/15/2043, with a Principal Amount of $25,688,800 and an aggregate Market Value, including accrued interest, of $20,400,034)	20,000,000	20,000,000
	Principal Amount	Value

Repurchase Agreements (continued)
BofA Securities, Inc.
4.35%, dated 4/30/25
due 5/1/25
Proceeds at Maturity $85,000,038
(Collateralized by United States Treasury security with a rate of 4.125% and maturity dates between 01/31/2027 and 02/15/2027, with a Principal Amount of $85,267,800 and an aggregate Market Value, including accrued interest, of $86,700,039)	$ 85,000,000	$ 85,000,000
RBC Capital Markets LLC 4.36%, dated 4/30/25 due 5/1/25 Proceeds at Maturity $25,167,053 (Collateralized by United States Treasury securities with rates between 0.625% and 3.875% and maturity dates between 11/30/2027 and 07/15/2032, with a Principal Amount of $26,941,000 and an aggregate Market Value, including accrued interest, of $25,670,394)	25,164,000	25,164,000
Scotia Capital (USA) Inc. 4.35%, dated 4/30/25 due 5/1/25 Proceeds at Maturity $35,000,012 (Collateralized by United States Treasury securities with rates between 0.00% and 5.00% and maturity dates between 07/31/2025 and 02/15/2052, with a Principal Amount of $34,910,800 and an aggregate Market Value, including accrued interest, of $35,700,012)	35,000,000	35,000,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Short-Term Investments (continued)
Repurchase Agreements (continued)
TD Securities, Inc.
4.37%, dated 4/30/25
due 5/1/25
Proceeds at Maturity $20,000,061
(Collateralized by United States Treasury securities with rates between 0.375% and 2.875% and maturity dates between 01/31/2027 and 08/15/2028, with a Principal Amount of $21,492,400 and an aggregate Market Value, including accrued interest, of $20,400,062)	$ 20,000,000	$ 20,000,000
Total Repurchase Agreements (Cost $185,164,000)		185,164,000
U.S. Treasury Debt 24.1%
U.S. Treasury Bills (a)
4.233%, due 5/13/25	9,900,000	9,886,077
	Principal Amount	Value

U.S. Treasury Debt (continued)
U.S. Treasury Bills (a) (continued)
4.235%, due 6/5/25	$ 5,000,000	$ 4,979,503
4.237%, due 5/1/25	5,000,000	5,000,000
4.245%, due 5/27/25	85,300,000	85,039,347
4.261%, due 5/8/25	1,000,000	999,176
4.272%, due 8/12/25	33,000,000	32,602,161
Total U.S. Treasury Debt (Cost $138,506,264)		138,506,264
Total Short-Term Investments (Cost $575,355,946)	100.0%	575,355,946
Other Assets, Less Liabilities	0.0‡	19,924
Net Assets	100.0%	$ 575,375,870

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Interest rate shown represents yield to maturity.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Short-Term Investments
Commercial Paper	$ —	$ 251,685,682	$ —	$ 251,685,682
Repurchase Agreements	—	185,164,000	—	185,164,000
U.S. Treasury Debt	—	138,506,264	—	138,506,264
Total Investments in Securities	$ —	$ 575,355,946	$ —	$ 575,355,946

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Money Market Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (amortized cost $390,191,946)	$390,191,946
Repurchase agreements, at value (amortized cost $185,164,000)	185,164,000
Cash	349
Receivables:
Interest	223,803
Fund shares sold	53,562
Other assets	78,652
Total assets	575,712,312
Liabilities
Payables:
Manager (See Note 3)	183,490
Transfer agent (See Note 3)	88,832
Professional fees	31,202
Custodian	3,774
Accrued expenses	594
Dividends payable	28,550
Total liabilities	336,442
Net assets	$575,375,870
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$5,753,815
Additional paid-in-capital	569,587,229
575,341,044
Total distributable earnings (loss)	34,826
Net assets	$575,375,870
Class A
Net assets applicable to outstanding shares	$540,703,007
Shares of beneficial interest outstanding	540,699,453
Net asset value and offering price per share outstanding	$1.00
Investor Class
Net assets applicable to outstanding shares	$19,344,906
Shares of beneficial interest outstanding	19,354,357
Net asset value and offering price per share outstanding	$1.00
Class C
Net assets applicable to outstanding shares	$13,897,464
Shares of beneficial interest outstanding	13,897,181
Net asset value and offering price per share outstanding	$1.00
SIMPLE Class
Net assets applicable to outstanding shares	$1,430,493
Shares of beneficial interest outstanding	1,430,476
Net asset value and offering price per share outstanding	$1.00

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$12,635,743
Expenses
Manager (See Note 3)	1,104,014
Transfer agent (See Note 3)	273,441
Registration	48,885
Professional fees	48,379
Custodian	15,639
Shareholder communication	11,077
Trustees	6,346
Miscellaneous	6,493
Total expenses before waiver/reimbursement	1,514,274
Expense waiver/reimbursement from Manager (See Note 3)	(24,318)
Net expenses	1,489,956
Net investment income (loss)	11,145,787
Realized Gain (Loss)
Net realized gain (loss) on investments	2,416
Net increase (decrease) in net assets resulting from operations	$11,148,203
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Money Market Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$11,145,787	$26,527,638
Net realized gain (loss)	2,416	4,893
Net increase (decrease) in net assets resulting from operations	11,148,203	26,532,531
Distributions to shareholders:
Class A	(10,316,095)	(24,078,443)
Investor Class	(308,572)	(736,933)
Class B(a)	(228,362)	(979,752)
Class C	(264,980)	(687,049)
SIMPLE Class	(27,777)	(45,462)
Total distributions to shareholders	(11,145,786)	(26,527,639)
Capital share transactions:
Net proceeds from sales of shares	212,639,406	423,577,085
Net asset value of shares issued to shareholders in reinvestment of distributions	10,869,283	25,936,920
Cost of shares redeemed	(208,403,390)	(430,803,217)
Increase (decrease) in net assets derived from capital share transactions	15,105,299	18,710,788
Net increase (decrease) in net assets	15,107,716	18,715,680
Net Assets
Beginning of period	560,268,154	541,552,474
End of period	$575,375,870	$560,268,154

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) (a)	0.02	0.05	0.04	0.01	0.00‡	0.00‡
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.02	0.05	0.04	0.01	0.00‡	0.00‡
Less distributions:
From net investment income	(0.02)	(0.05)	(0.04)	(0.01)	(0.00)‡	(0.00)‡
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (b)	2.00%	5.00%	4.42%	0.70%	0.01%	0.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.00%††	4.88%	4.35%	0.75%	0.01%	0.37%
Net expenses	0.51%††	0.52%	0.52%	0.37%	0.12%	0.39%
Expenses (before waiver/reimbursement)	0.51%††	0.52%	0.52%	0.52%	0.54%	0.55%
Net assets at end of period (in 000’s)	$540,703	$508,557	$487,114	$427,378	$354,743	$415,041

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) (a)	0.02	0.05	0.04	0.01	0.00‡	0.00‡
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.02	0.05	0.04	0.01	0.00‡	0.00‡
Less distributions:
From net investment income	(0.02)	(0.05)	(0.04)	(0.01)	(0.00)‡	(0.00)‡
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (b)	1.86%	4.70%	4.13%	0.56%	0.01%	0.35%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.71%††	4.61%	4.04%	0.53%	0.01%	0.33%
Net expenses	0.79%††	0.80%	0.80%	0.49%	0.12%	0.51%
Expenses (before waiver/reimbursement)	0.91%††	0.89%	0.87%	0.84%	0.96%	0.91%
Net assets at end of period (in 000's)	$19,345	$14,946	$17,025	$19,327	$22,096	$28,427

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Money Market Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) (a)	0.02	0.05	0.04	0.01	0.00‡	0.00‡
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.02	0.05	0.04	0.01	0.00‡	0.00‡
Less distributions:
From net investment income	(0.02)	(0.05)	(0.04)	(0.01)	(0.00)‡	(0.00)‡
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (b)	1.86%	4.70%	4.13%	0.56%	0.01%	0.35%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.72%††	4.61%	4.02%	0.55%	0.01%	0.27%
Net expenses	0.79%††	0.80%	0.80%	0.52%	0.12%	0.50%
Expenses (before waiver/reimbursement)	0.91%††	0.89%	0.87%	0.84%	0.96%	0.90%
Net assets at end of period (in 000’s)	$13,897	$14,912	$15,087	$18,464	$17,941	$28,171

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

	Six months ended April 30,	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) (a)	0.02	0.05	0.04	0.01	0.00‡	(0.00)‡
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.02	0.05	0.04	0.01	0.00‡	0.00‡
Less distributions:
From net investment income	(0.02)	(0.05)	(0.04)	(0.01)	(0.00)‡	(0.00)‡
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (b)	2.01%	5.05%	4.33%	0.56%	0.01%	0.00%‡‡
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.02%††	4.90%	4.32%	0.58%	0.01%	(0.02)%††
Net expenses	0.49%††	0.47%	0.59%	0.51%	0.12%	0.19%††
Expenses (before waiver/reimbursement)	0.49%††	0.47%	0.59%	0.84%	0.97%	0.95%††
Net assets at end of period (in 000’s)	$1,430	$1,348	$175	$74	$25	$25

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
‡‡	Less than one-tenth percent.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI Money Market Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
SIMPLE Class	August 31, 2020
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A, Class C, Investor Class and SIMPLE Class shares are offered at net asset value (“NAV”) without an initial sales charge. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions.
The Fund's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Valuation of Shares. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share by using the amortized cost method of valuation, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
(B) Securities Valuation.  Securities are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which

10	NYLI Money Market Fund

market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy. The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of April 30, 2025, the aggregate value by input level of the Fund’s assets and liabilities is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted
11

Notes to Financial Statements (Unaudited) (continued)
from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(C) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued daily and discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest rate for short-term investments.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Repurchase Agreements.  The Fund may enter into repurchase agreements (i.e., buy a security from another party with the agreement that it will be sold back in the future) to earn income. The Fund may enter into repurchase agreements only with counterparties, usually financial institutions, that are deemed by the Manager or the Subadvisor to be creditworthy, pursuant to guidelines established by the Board. During the term of any repurchase agreement, the Manager or the Subadvisor will continue to monitor the creditworthiness of the counterparty. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by the Fund to the counterparty secured by the securities transferred to the Fund.
Repurchase agreements are subject to counterparty risk, meaning the Fund could lose money by the counterparty’s failure to perform under the terms of the agreement. The Fund mitigates this risk by ensuring the repurchase agreement is collateralized by cash, U.S. government securities, fixed income securities and/or other securities. The collateral is held by the Fund's custodian and valued daily on a mark to market basis to determine if the value, including accrued interest, exceeds the repurchase price. In the event of the counterparty’s default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, such as in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be limited or subject to delay, to legal proceedings and possible realized loss to the Fund.

12	NYLI Money Market Fund

(I) Debt Securities Risk.  The Fund’s investments may include securities such as variable rate notes, floaters and mortgage-related and asset-backed securities. If expectations about changes in interest rates or assessments of an issuer’s credit worthiness or market conditions are incorrect, investments in these types of securities could lose money for the Fund.
The Fund may also invest in U.S. dollar-denominated securities of foreign issuers, which carry certain risks in addition to the usual risks inherent in domestic instruments. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from future adverse political or economic developments and possible imposition of foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a
registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.40% up to $500 million; 0.35% from $500 million to $1 billion; and 0.30% in excess of $1 billion. During the six-month period ended April 30, 2025, the effective management fee rate was 0.40% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.70%; Investor Class, 0.80%; Class C, 0.80% and SIMPLE Class, 0.80%. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
New York Life Investments may voluntarily waive fees or reimburse expenses of the Fund to the extent it deems appropriate to enhance the yield of the Fund’s during periods when expenses have a significant impact on the yield of the Fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Fund and described in the Fund’s prospectus.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $1,104,014 and paid the Subadvisor in the amount of $543,717. Additionally, New York Life Investments reimbursed expenses in the amount of $24,318, without which the Fund's total returns would have been lower.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New
13

Notes to Financial Statements (Unaudited) (continued)
York Life Investments in connection with providing or procuring these services for the Fund.
(B) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A shares during the six-month period ended April 30, 2025, were $24.
Although the Fund does not assess a CDSC upon redemption of Class B or Class C shares of the Fund, the applicable CDSC will be assessed when shares are redeemed from the Fund if the shareholder previously exchanged his or her investment into the Fund from another fund within the NYLI Group of Funds. The Fund was advised that the Distributor received from shareholders the proceeds from CDSCs of Class A, Class B and Class C shares during the six-month period ended April 30, 2025, of $28,869, $896 and $998, respectively.
(C) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$174,499	$—
Investor Class	38,591	(532)
Class B*	27,128	(6,736)
Class C	32,882	(470)
SIMPLE Class	341	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(D) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(E) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$28,021	2.0%
Note 4-Federal Income Tax
The amortized cost also represents the aggregate cost for federal income tax purposes.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $4,836, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$5	$—
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$26,527,639
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.

14	NYLI Money Market Fund

Note 7–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A (at $1 per share)	Shares
Six-month period ended April 30, 2025:
Shares sold	204,146,551
Shares issued to shareholders in reinvestment of distributions	10,087,351
Shares redeemed	(200,555,383)
Shares converted into Class A (See Note 1)	18,503,846
Shares converted from Class A (See Note 1)	(35,643)
Net increase (decrease)	32,146,722
Year ended October 31, 2024:
Shares sold	407,873,140
Shares issued to shareholders in reinvestment of distributions	23,526,198
Shares redeemed	(413,641,312)
Net increase (decrease) in shares outstanding before conversion	17,758,026
Shares converted into Class A (See Note 1)	3,713,240
Shares converted from Class A (See Note 1)	(32,745)
Net increase (decrease)	21,438,521

Investor Class (at $1 per share)	Shares
Six-month period ended April 30, 2025:
Shares sold	5,407,443
Shares issued to shareholders in reinvestment of distributions	299,024
Shares redeemed	(2,894,136)
Shares converted into Investor Class (See Note 1)	6,038,408
Shares converted from Investor Class (See Note 1)	(4,451,580)
Net increase (decrease)	4,399,159
Year ended October 31, 2024:
Shares sold	7,872,046
Shares issued to shareholders in reinvestment of distributions	717,707
Shares redeemed	(7,090,446)
Net increase (decrease) in shares outstanding before conversion	1,499,307
Shares converted into Investor Class (See Note 1)	80,125
Shares converted from Investor Class (See Note 1)	(3,658,572)
Net increase (decrease)	(2,079,140)

Class B (at $1 per share)	Shares
Six-month period ended April 30, 2025: (a)
Shares sold	2,044
Shares issued to shareholders in reinvestment of distributions	194,158
Shares redeemed	(688,920)
Shares converted from Class B (See Note 1)	(20,015,137)
Net increase (decrease)	(20,507,855)
Year ended October 31, 2024:
Shares sold	354,164
Shares issued to shareholders in reinvestment of distributions	968,135
Shares redeemed	(2,905,807)
Net increase (decrease) in shares outstanding before conversion	(1,583,508)
Shares converted from Class B (See Note 1)	(64,072)
Net increase (decrease)	(1,647,580)

Class C (at $1 per share)	Shares
Six-month period ended April 30, 2025:
Shares sold	2,460,789
Shares issued to shareholders in reinvestment of distributions	261,287
Shares redeemed	(3,697,141)
Shares converted from Class C (See Note 1)	(39,894)
Net increase (decrease)	(1,014,959)
Year ended October 31, 2024:
Shares sold	4,993,253
Shares issued to shareholders in reinvestment of distributions	681,749
Shares redeemed	(5,822,497)
Net increase (decrease) in shares outstanding before conversion	(147,495)
Shares converted from Class C (See Note 1)	(26,889)
Net increase (decrease)	(174,384)

SIMPLE Class (at $1 per share)	Shares
Six-month period ended April 30, 2025:
Shares sold	619,483
Shares issued to shareholders in reinvestment of distributions	27,463
Shares redeemed	(564,714)
Net increase (decrease)	82,232
Year ended October 31, 2024:
Shares sold	2,483,317
Shares issued to shareholders in reinvestment of distributions	43,131
Shares redeemed	(1,341,991)
Net increase (decrease) in shares outstanding before conversion	1,184,457
Shares converted from SIMPLE Class (See Note 1)	(11,086)
Net increase (decrease)	1,173,371

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
15

Notes to Financial Statements (Unaudited) (continued)
Note 8–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 9–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLI Money Market Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
17

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

18

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
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Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
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respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
23

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
24

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
25

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
26

NYLI Income Builder Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 34.6%
Asset-Backed Securities 3.6%
Automobile Asset-Backed Securities 1.3%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class G
12.748%, due 5/17/32 (a)	$ 504,583	$ 511,564
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	855,000	833,172
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	1,765,000	1,627,391
Series 2023-4A, Class D
6.95%, due 12/17/29	175,000	179,788
Series 2025-2A, Class E
7.81%, due 10/15/32 (a)	1,075,000	1,090,761
Series 2022-5A, Class E
10.45%, due 4/15/30 (a)	405,000	426,087
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	1,216,641	1,196,125
Series 2020-3, Class D
2.50%, due 9/15/26	344,357	342,565
Series 2021-3, Class E
3.32%, due 12/15/28	1,316,000	1,212,735
Series 2022-2, Class D
5.80%, due 4/17/28	1,450,000	1,360,956
Series 2024-1, Class D
6.30%, due 4/15/30	980,000	985,615
GLS Auto Receivables Issuer Trust
Series 2024-3A, Class D
5.53%, due 2/18/31 (a)	1,015,000	1,018,037
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class E
11.85% (SOFR 30A + 7.50%), due 10/20/32 (a)(b)	764,550	767,877
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	770,000	766,539
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	542,597	563,881
		12,883,093
	Principal Amount	Value

Other Asset-Backed Securities 2.3%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.649% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	$ 800,000	$ 799,986
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
5.819% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	250,000	248,867
AIMCO CLO
Series 2018-AA, Class B1R
5.93% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	800,000	795,754
American Airlines Pass-Through Trust
Series 2016-2, Class AA
3.20%, due 6/15/28	428,060	406,639
Series 2016-2, Class A
3.65%, due 6/15/28	994,610	943,998
Apidos CLO
Series 2018-18A, Class BR2
5.972% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	950,000	943,480
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.847% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	420,000	415,380
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.019% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	450,000	445,820
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
7.219% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	350,000	350,049
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,686,006	1,504,722
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1
1.53%, due 3/15/61 (a)	1,121,513	1,067,532
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	18,656	18,685
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.839% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	750,000	746,872

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
5.652% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	$ 650,000	$ 648,299
Golub Capital Partners CLO 78M
Series 2025-78A, Class A1
5.691% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	990,000	977,247
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.792% (3 Month SOFR + 1.48%), due 4/15/37 (a)(b)	850,000	843,359
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	484,842	465,110
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	1,265,000	1,274,558
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.856% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	450,000	447,445
Navient Private Education Refi Loan Trust
Series 2021-BA, Class A
0.94%, due 7/15/69 (a)	345,827	315,889
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,110,000	1,042,321
Series 2021-1, Class B1
2.41%, due 10/20/61	435,000	395,237
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.639% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	650,000	648,016
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.375% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	500,000	487,765
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.729% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	450,000	449,090
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.963% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	$ 800,000	$ 795,427
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.68% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	650,000	649,984
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.669% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	530,000	529,988
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
6.206% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	450,000	452,439
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(c)(d)	15,850,937	574,596
Subway Funding LLC
Series 2024-3A, Class A23
5.914%, due 7/30/54 (a)	915,400	908,152
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
5.975% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	500,000	498,668
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	783,067	797,134
Zayo Issuer LLC
Series 2025-1A, Class B
6.088%, due 3/20/55 (a)	1,185,000	1,187,694
		23,076,202
Total Asset-Backed Securities (Cost $36,364,615)		35,959,295
Corporate Bonds 12.3%
Airlines 0.4%
American Airlines, Inc. (a)
5.50%, due 4/20/26	466,667	463,556
5.75%, due 4/20/29	850,000	824,418
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	180,000	178,345
4.75%, due 10/20/28	2,125,000	2,112,145
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	837,000	839,623
		4,418,087

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Income Builder Fund

	Principal Amount	Value
Corporate Bonds (continued)
Auto Manufacturers 0.9%
Ford Motor Credit Co. LLC
2.70%, due 8/10/26	$ 940,000	$ 903,385
4.125%, due 8/17/27	1,050,000	1,006,941
6.80%, due 5/12/28	730,000	740,989
6.95%, due 3/6/26	660,000	666,429
General Motors Financial Co., Inc.
2.35%, due 1/8/31	810,000	688,012
2.70%, due 6/10/31	1,080,000	924,323
4.30%, due 4/6/29	680,000	656,905
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	3,205,000	3,025,140
		8,612,124
Banks 4.0%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (a)(b)	1,155,000	1,177,953
Banco Santander SA
6.35%, due 3/14/34	1,000,000	1,021,635
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(e)	2,000,000	1,792,566
BNP Paribas SA (a)
3.052%, due 1/13/31 (f)	1,170,000	1,075,854
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	1,450,000	1,370,198
BPCE SA
2.045%, due 10/19/27 (a)(f)	1,255,000	1,207,852
Citigroup, Inc.
5.411% (5 Year Treasury Constant Maturity Rate + 1.73%), due 9/19/39 (b)	815,000	777,907
6.625%, due 6/15/32	770,000	830,538
Citizens Financial Group, Inc.
2.638%, due 9/30/32	1,720,000	1,394,502
Comerica, Inc.
5.982%, due 1/30/30 (f)	1,075,000	1,088,203
Commonwealth Bank of Australia
5.929% (1 Year Treasury Constant Maturity Rate + 1.32%), due 3/14/46 (a)(b)	505,000	488,386
	Principal Amount	Value

Banks (continued)
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(e)	$ 941,000	$ 851,001
Deutsche Bank AG
3.035%, due 5/28/32 (f)	600,000	530,148
5.586% (SOFR + 1.219%), due 11/16/27 (b)	1,945,000	1,934,346
First Horizon Bank
5.75%, due 5/1/30	1,555,000	1,562,162
First Horizon Corp.
4.00%, due 5/26/25	2,100,000	2,097,802
5.514%, due 3/7/31 (f)	625,000	628,554
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (f)	1,165,000	992,961
6.75%, due 10/1/37	444,000	477,061
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (f)	1,085,000	1,086,965
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (a)	585,000	591,759
KeyBank NA
4.90%, due 8/8/32	870,000	811,407
KeyCorp
6.401%, due 3/6/35 (f)	520,000	544,715
Lloyds Banking Group plc
4.582%, due 12/10/25	1,038,000	1,035,056
4.65%, due 3/24/26	1,690,000	1,684,567
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	870,000	854,024
M&T Bank Corp.
5.385%, due 1/16/36 (f)	365,000	355,277
Morgan Stanley (f)
2.484%, due 9/16/36	2,115,000	1,764,407
2.511%, due 10/20/32 (g)	1,530,000	1,320,984
NatWest Group plc
5.778% (1 Year Treasury Constant Maturity Rate + 1.50%), due 3/1/35 (b)	695,000	707,049
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (f)	735,000	762,058
Societe Generale SA (a)(b)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	935,000	900,409
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,300,000	1,134,999
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
UBS Group AG (a)
3.091%, due 5/14/32 (f)	$ 1,040,000	$ 931,157
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(e)	2,090,000	1,789,750
Wells Fargo & Co.
3.35%, due 3/2/33 (f)	935,000	839,514
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,255,000	1,082,996
		39,496,722
Chemicals 0.5%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,535,000	1,380,506
Celanese US Holdings LLC
6.95%, due 11/15/33 (h)	865,000	866,678
Huntsman International LLC
4.50%, due 5/1/29	1,862,000	1,755,111
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	1,260,000	1,194,060
		5,196,355
Commercial Services 0.2%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	935,000	915,323
Belron UK Finance plc
5.75%, due 10/15/29 (a)	970,000	968,765
		1,884,088
Computers 0.2%
Dell International LLC
3.375%, due 12/15/41	2,090,000	1,499,312
Diversified Financial Services 0.8%
Ally Financial, Inc.
6.992%, due 6/13/29 (f)	550,000	571,320
8.00%, due 11/1/31	1,685,000	1,865,970
Avolon Holdings Funding Ltd.
2.125%, due 2/21/26 (a)	1,515,000	1,477,184
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	1,050,000	1,030,807
Capital One Financial Corp.
6.051%, due 2/1/35 (f)	400,000	408,875
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	470,000	476,254
	Principal Amount	Value

Diversified Financial Services (continued)
OneMain Finance Corp.
6.75%, due 3/15/32	$ 885,000	$ 868,034
7.50%, due 5/15/31	800,000	811,292
Synchrony Financial
5.45%, due 3/6/31 (f)	880,000	877,571
		8,387,307
Electric 1.5%
AEP Texas, Inc.
4.70%, due 5/15/32	1,135,000	1,101,483
Arizona Public Service Co.
2.20%, due 12/15/31	1,930,000	1,632,666
Calpine Corp.
5.125%, due 3/15/28 (a)	615,000	609,163
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	2,265,000	2,190,029
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (b)	605,000	566,464
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	820,000	704,880
Eversource Energy
5.95%, due 7/15/34	685,000	709,478
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	1,655,000	1,427,917
Nevada Power Co.
Series GG
5.90%, due 5/1/53	530,000	523,387
Ohio Power Co.
Series R
2.90%, due 10/1/51	1,000,000	601,656
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	625,000	634,421
Southern California Edison Co.
4.00%, due 4/1/47	660,000	473,077
5.70%, due 3/1/53	570,000	509,881
Virginia Electric and Power Co.
2.95%, due 11/15/51	1,035,000	635,254
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	580,000	600,752
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	614,000	580,498

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Income Builder Fund

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
XPLR Infrastructure Operating Partners LP (a) (continued)
7.25%, due 1/15/29 (g)	$ 785,000	$ 776,902
8.375%, due 1/15/31 (g)	575,000	577,111
		14,855,019
Engineering & Construction 0.0% ‡
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	415,000	378,686
Entertainment 0.0% ‡
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	380,000	325,387
Food 0.4%
JBS USA Holding LUX SARL
5.75%, due 4/1/33	1,228,000	1,253,437
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	1,225,000	1,306,681
Post Holdings, Inc.
4.625%, due 4/15/30 (a)	705,000	664,536
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	1,180,000	1,164,499
		4,389,153
Forest Products & Paper 0.1%
Suzano Austria GmbH
3.75%, due 1/15/31	1,200,000	1,084,697
Gas 0.3%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	865,000	909,782
National Fuel Gas Co.
2.95%, due 3/1/31	1,375,000	1,217,557
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	845,000	666,752
		2,794,091
Healthcare-Services 0.1%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	625,000	595,863
Internet 0.1%
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	870,000	917,685
	Principal Amount	Value

Lodging 0.4%
Hilton Domestic Operating Co., Inc.
5.875%, due 4/1/29 (a)	$ 1,060,000	$ 1,070,993
Las Vegas Sands Corp.
5.625%, due 6/15/28	1,025,000	1,027,352
Sands China Ltd.
5.125%, due 8/8/25 (h)	1,310,000	1,307,977
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	965,000	847,346
		4,253,668
Machinery—Construction & Mining 0.1%
Terex Corp.
6.25%, due 10/15/32 (a)	810,000	775,205
Media 0.2%
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)(g)	1,040,000	979,330
Univision Communications, Inc.
6.625%, due 6/1/27 (a)	965,000	933,719
		1,913,049
Mining 0.2%
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	665,000	689,937
Vedanta Resources Finance II plc
9.85%, due 4/24/33 (a)	960,000	870,889
		1,560,826
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
6.32% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	1,085,000	983,864
Oil & Gas 0.1%
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	1,210,000	1,132,925
Pharmaceuticals 0.2%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	575,000	555,587
4.75%, due 5/9/27	1,335,000	1,309,666
		1,865,253
Pipelines 0.7%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,580,000	1,247,732
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)	$ 370,000	$ 376,844
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,000,000	918,958
Energy Transfer LP
5.35%, due 5/15/45	1,000,000	866,652
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,030,000	1,794,206
ONEOK, Inc.
5.625%, due 1/15/28 (a)	565,000	575,721
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	1,035,000	852,271
Western Midstream Operating LP
5.25%, due 2/1/50 (h)	860,000	687,427
		7,319,811
Real Estate Investment Trusts 0.4%
GLP Capital LP
4.00%, due 1/15/30	1,540,000	1,451,653
Starwood Property Trust, Inc.
4.375%, due 1/15/27 (a)	940,000	922,101
Trust Fibra Uno
8.25%, due 1/23/37 (a)	750,000	771,542
Uniti Group LP
10.50%, due 2/15/28 (a)	882,000	936,494
		4,081,790
Retail 0.3%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	1,070,000	1,088,747
AutoNation, Inc.
4.75%, due 6/1/30	594,000	582,526
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)(g)	1,155,000	1,175,335
Sally Holdings LLC
6.75%, due 3/1/32 (g)	340,000	342,467
		3,189,075
Telecommunications 0.1%
AT&T, Inc.
3.50%, due 9/15/53	1,344,000	899,575
	Principal Amount	Value

Water 0.0% ‡
Aegea Finance SARL
9.00%, due 1/20/31 (a)	$ 410,000	$ 427,684
Total Corporate Bonds (Cost $130,532,033)		123,237,301
Foreign Government Bonds 0.6%
Argentina 0.1%
Argentina Government Bond
4.125%, due 7/9/35 (h)	1,535,000	1,023,667
Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	554,000	485,294
Colombia 0.1%
Colombia Government Bond
3.25%, due 4/22/32	1,780,000	1,371,406
Dominican Republic 0.1%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	1,195,000	1,071,616
Egypt 0.1%
Egypt Government Bond
7.625%, due 5/29/32 (a)	1,010,000	859,692
Paraguay 0.1%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	1,325,000	1,243,844
Total Foreign Government Bonds (Cost $6,147,219)		6,055,519
Loan Assignments 0.4%
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
8.422% (1 Month SOFR + 4.00%), due 11/2/27 (b)	735,154	690,126
Finance 0.1%
Arches Buyer, Inc.
First Lien New Term Loan

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Income Builder Fund

	Principal Amount	Value
Loan Assignments (continued)
Finance (continued)
Arches Buyer, Inc. (continued)
7.672% (1 Month SOFR + 3.25%), due 12/6/27 (b)	$ 792,930	$ 775,089
Media 0.2%
Directv Financing LLC
First Lien 2024 Refinancing Term Loan B
9.791% (3 Month SOFR + 5.25%), due 8/2/29 (b)	960,645	925,307
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.686% (1 Month SOFR + 3.25%), due 1/31/29 (b)	1,340,000	1,319,900
		2,245,207
Total Loan Assignments (Cost $3,771,949)		3,710,422
Mortgage-Backed Securities 13.2%
Agency (Collateralized Mortgage Obligations) 5.4%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,513,802	993,829
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(c)	2,715,460	89,022
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(c)	378,065	10,211
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	795,684	671,161
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	601,900	504,172
REMIC, Series 5363
(zero coupon), due 12/25/53	668,217	576,229
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	691,115	565,427
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	726,874	626,287
REMIC, Series 4993, Class KS
1.582% (SOFR 30A + 5.936%), due 7/25/50 (b)(c)	2,965,468	412,166
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 4994, Class TS
1.632% (SOFR 30A + 5.986%), due 7/25/50 (b)(c)	$ 1,930,095	$ 238,536
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (c)	1,434,384	250,356
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (c)	1,567,731	257,205
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (c)	1,109,052	185,641
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (c)	1,262,200	204,798
REMIC, Series 5160
3.00%, due 10/25/51 (c)	1,363,018	148,074
REMIC, Series 4710, Class WZ
3.50%, due 8/15/47	1,084,032	998,511
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	1,948,471	1,785,491
REMIC, Series 5040
3.50%, due 11/25/50 (c)	982,280	185,352
REMIC, Series 5527, Class FA
5.354% (SOFR 30A + 1.00%), due 4/25/55 (b)	1,596,956	1,584,398
FHLMC, Strips
REMIC, Series 272
(zero coupon), due 8/15/42	964,239	743,982
REMIC, Series 402
(zero coupon), due 9/25/53	915,364	761,343
REMIC, Series 311, Class S1
1.491% (SOFR 30A + 5.836%), due 8/15/43 (b)(c)	2,943,567	323,636
REMIC, Series 397, Class C61
5.50%, due 1/25/53 (c)	1,426,360	313,333
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	729,854	589,376
REMIC, Series 2023-45
(zero coupon), due 10/25/53	815,634	641,607
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	993,350	813,922
REMIC, Series 2022-10, Class SA
1.396% (SOFR 30A + 5.75%), due 2/25/52 (b)(c)	1,701,550	205,463
REMIC, Series 2021-40, Class SI
1.482% (SOFR 30A + 5.836%), due 9/25/47 (b)(c)	2,223,418	231,395
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FNMA (continued)
REMIC, Series 2016-57, Class SN
1.582% (SOFR 30A + 5.936%), due 6/25/46 (b)(c)	$ 1,566,918	$ 183,681
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (c)	1,205,834	195,942
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (c)	3,310,009	425,491
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (c)	512,445	63,985
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (c)	4,848,548	808,640
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (c)	3,409,533	583,935
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (c)	2,119,738	439,866
FNMA, Strips (c)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	3,753,425	359,970
REMIC, Series 438, Class C34
6.00%, due 8/25/53	1,990,224	476,551
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(c)	2,956,330	27,019
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(c)	4,202,705	34,925
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,324,758	881,672
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(c)	4,013,465	43,347
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(c)	5,466,604	51,982
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(c)	14,636,774	261,445
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(c)	3,338,467	134,304
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(c)	6,014,242	117,399
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(c)	$ 2,866,747	$ 4,499
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(c)	2,203,990	46,085
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(c)	4,340,814	59,334
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(c)	10,977,456	202,373
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(c)	2,175,220	29,732
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,374,692	1,067,935
REMIC, Series 2023-53
(zero coupon), due 4/20/53	482,457	375,650
REMIC, Series 2024-51, Class SX
0.85% (SOFR 30A + 5.20%), due 3/20/54 (b)(c)	10,230,702	481,342
REMIC, Series 2023-80, Class SA
0.90% (SOFR 30A + 5.25%), due 6/20/53 (b)(c)	4,751,753	192,732
REMIC, Series 2020-34, Class SC
1.617% (1 Month SOFR + 5.936%), due 3/20/50 (b)(c)	2,114,114	279,299
REMIC, Series 2020-146, Class SA
1.867% (1 Month SOFR + 6.186%), due 10/20/50 (b)(c)	2,012,113	298,312
REMIC, Series 2021-179, Class SA
1.867% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	2,734,534	397,768
REMIC, Series 2020-167, Class SN
1.867% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	1,308,796	197,976
REMIC, Series 2020-189, Class NS
1.867% (1 Month SOFR + 6.186%), due 12/20/50 (b)(c)	3,111,765	501,916
REMIC, Series 2020-189, Class SU
1.867% (1 Month SOFR + 6.186%), due 12/20/50 (b)(c)	639,030	98,379
REMIC, Series 2021-46, Class QS
1.867% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	709,491	105,864

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Income Builder Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-57, Class SA
1.867% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	$ 3,959,299	$ 547,273
REMIC, Series 2021-57, Class SD
1.867% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	6,771,168	962,009
REMIC, Series 2021-46, Class TS
1.867% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	1,545,218	232,335
REMIC, Series 2021-96, Class NS
1.867% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	4,069,930	608,682
REMIC, Series 2021-97, Class SM
1.867% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	1,024,501	161,374
REMIC, Series 2021-96, Class SN
1.867% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	2,423,122	316,822
REMIC, Series 2021-122, Class HS
1.867% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	2,295,788	313,515
REMIC, Series 2022-137, Class S
1.867% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	2,428,597	340,932
REMIC, Series 2021-96, Class JS
1.917% (1 Month SOFR + 6.236%), due 6/20/51 (b)(c)	1,911,224	290,053
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (c)	698,815	88,824
REMIC, Series 2020-188
2.00%, due 12/20/50 (c)	3,161,771	347,578
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (c)	2,062,081	235,626
REMIC, Series 2025-2, Class WZ
2.00%, due 8/20/52	1,623,088	1,018,764
REMIC, Series 2023-86, Class SE
2.30% (SOFR 30A + 6.65%), due 9/20/50 (b)(c)	1,609,309	257,193
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (c)	4,223,764	564,763
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (c)	864,959	132,279
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	1,702,850	1,415,556
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-188
2.50%, due 10/20/51 (c)	$ 3,638,307	$ 581,007
REMIC, Series 2023-60, Class ES
2.50% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,051,151	1,011,752
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (c)	1,896,151	325,301
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (c)	3,219,335	509,370
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (c)	339,985	52,273
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (c)	1,391,683	240,189
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (c)	1,353,220	239,867
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (c)	2,054,794	354,498
REMIC, Series 2022-207
3.00%, due 8/20/51 (c)	2,121,952	358,101
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (c)	4,469,901	821,553
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (c)	3,120,141	529,550
REMIC, Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (b)	459,587	411,049
REMIC, Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	1,276,526	1,131,839
REMIC, Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	483,935	433,972
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	497,211	448,429
REMIC, Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (b)	1,395,689	1,258,189
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (c)	2,113,714	375,069
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	876,754	794,249
REMIC, Series 2023-66, Class MP
3.60% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,265,787	1,194,129
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (c)	1,524,252	375,790
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2022-69, Class FA
4.50% (SOFR 30A + 0.75%), due 4/20/52 (b)	$ 421,961	$ 397,278
REMIC, Series 2023-38, Class WT
6.524%, due 12/20/51 (i)	582,846	615,296
REMIC, Series 2023-59, Class YC
7.027%, due 9/20/51 (i)	1,274,288	1,405,729
REMIC, Series 2023-55, Class CG
7.635%, due 7/20/51 (i)	906,034	1,013,314
REMIC, Series 2023-55, Class LB
7.764%, due 11/20/51 (i)	849,309	969,474
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class B10
9.968% (SOFR 30A + 5.614%), due 10/25/49	1,040,000	1,037,463
Series 2023-01, Class M10
10.854% (SOFR 30A + 6.50%), due 11/25/53	1,735,000	1,940,642
Series 2020-01, Class CE
11.968% (SOFR 30A + 7.614%), due 3/25/50	1,400,000	1,459,228
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU
3.25%, due 11/25/64	2,271,717	1,948,038
		54,406,489
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.4%
BANK
Series 2018-BN12, Class D
3.00%, due 5/15/61 (a)	1,270,000	972,792
Series 2019-BN19, Class C
4.161%, due 8/15/61 (d)	1,340,000	993,382
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (i)	1,020,000	890,765
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	1,455,000	1,271,482
BBCMS Mortgage Trust
Series 2022-C16, Class D
2.50%, due 6/15/55 (a)(i)	1,375,000	843,200
Benchmark Mortgage Trust (d)
Series 2018-B6, Class D
3.241%, due 10/10/51 (a)	815,000	625,051
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Benchmark Mortgage Trust (d) (continued)
Series 2019-B15, Class C
3.831%, due 12/15/72	$ 1,120,000	$ 880,086
Series 2019-B14, Class C
3.888%, due 12/15/62	1,360,000	1,041,205
Series 2018-B1, Class C
4.344%, due 1/15/51	1,055,000	912,749
BF Mortgage Trust
Series 2019-NYT, Class F
7.619% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	1,280,000	1,060,354
BMO Mortgage Trust
Series 2022-C1, Class 111A
3.378%, due 2/17/55 (a)(d)	1,400,000	1,251,572
BWAY Mortgage Trust
Series 2013-1515, Class C
3.446%, due 3/10/33 (a)	895,000	819,588
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
10.291% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	1,120,000	1,097,571
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(d)	890,000	826,030
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.30%, due 3/10/51 (a)(d)	1,730,000	1,290,817
Series 2014-GC25, Class B
4.345%, due 10/10/47 (i)	456,707	441,362
COMM Mortgage Trust
Series 2020-CX, Class D
2.773%, due 11/10/46 (a)(d)	1,270,000	1,017,785
Commercial Mortgage Trust
Series 2014-CR17, Class C
4.941%, due 5/10/47 (d)	1,355,000	1,238,199
CONE Trust
Series 2024-DFW1, Class E
8.21% (1 Month SOFR + 3.888%), due 8/15/41 (a)(b)	515,000	507,297
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
5.081%, due 1/15/49 (a)(d)	1,140,000	971,298

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Income Builder Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
FHLMC, Multifamily Structured Pass-Through Certificates (a)(b)
REMIC, Series 2021-MN3, Class M1
6.654% (SOFR 30A + 2.30%), due 11/25/51	$ 583,647	$ 584,244
REMIC, Series 2024-MN9, Class M2
7.603% (SOFR 30A + 3.25%), due 10/25/44	1,070,000	1,069,998
GNMA (c)
REMIC, Series 2023-194, Class CI
0.815%, due 10/16/65 (d)	4,221,531	276,425
REMIC, Series 2023-159, Class CI
0.953%, due 7/16/65 (i)	5,686,117	429,214
REMIC, Series 2020-168, Class IA
0.979%, due 12/16/62 (d)	2,860,951	214,195
REMIC, Series 2021-47
0.992%, due 3/16/61 (d)	6,774,733	468,008
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (d)	2,462,474	178,763
REMIC, Series 2023-172
1.381%, due 2/16/66 (d)	3,890,549	376,011
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2021-1MEM, Class C
2.742%, due 10/9/42 (d)	1,000,000	738,073
Series 2022-NLP, Class G
8.847% (1 Month SOFR + 4.275%), due 4/15/37 (b)	893,296	781,791
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,055,000	827,576
Morgan Stanley Bank of America Merrill Lynch Trust (a)(d)
Series 2015-C22, Class D
4.245%, due 4/15/48	1,300,000	866,624
Series 2015-C23, Class D
4.258%, due 7/15/50	337,000	321,740
Morgan Stanley Capital I Trust
Series 2015-420, Class A
7.982%, due 10/12/50 (a)(h)	1,067,282	1,079,653
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	1,865,000	1,949,681
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	$ 740,000	$ 581,226
Series 2018-C9, Class C
5.11%, due 3/15/51 (d)	920,000	744,254
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	250,000	205,682
Series 2017-RC1, Class D
3.25%, due 1/15/60 (a)	1,240,000	1,075,734
Series 2022-ONL, Class E
5.092%, due 12/15/39 (a)(d)	1,020,000	884,088
Series 2016-NXS5, Class D
5.122%, due 1/15/59 (d)	495,000	432,159
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.633%, due 6/5/35 (a)(d)	1,140,000	1,012,165
		34,049,889
Whole Loan (Collateralized Mortgage Obligations) 4.4%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(c)(i)	38,401,093	497,989
Citigroup Mortgage Loan Trust
Series 2014-C, Class B3
4.25%, due 2/25/54 (a)(i)	1,580,000	1,316,442
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1B1
6.053% (SOFR 30A + 1.70%), due 1/25/45	1,500,000	1,464,431
Series 2025-R02, Class 1B1
6.303% (SOFR 30A + 1.95%), due 2/25/45	370,000	363,483
Series 2024-R05, Class 2B1
6.354% (SOFR 30A + 2.00%), due 7/25/44	1,325,000	1,306,790
Series 2021-R03, Class 1B1
7.104% (SOFR 30A + 2.75%), due 12/25/41	450,000	455,486
Series 2023-R07, Class 2M2
7.603% (SOFR 30A + 3.25%), due 9/25/43	1,730,000	1,790,550
Series 2020-SBT1, Class 1M2
8.118% (SOFR 30A + 3.764%), due 2/25/40	685,000	710,950
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(b) (continued)
Series 2023-R03, Class 2M2
8.254% (SOFR 30A + 3.90%), due 4/25/43	$ 715,000	$ 753,882
Series 2021-R03, Class 1B2
9.854% (SOFR 30A + 5.50%), due 12/25/41	475,000	491,031
Series 2022-R01, Class 1B2
10.354% (SOFR 30A + 6.00%), due 12/25/41	1,845,000	1,924,575
Series 2020-SBT1, Class 1B1
11.218% (SOFR 30A + 6.864%), due 2/25/40	1,230,000	1,302,109
Series 2022-R02, Class 2B2
12.004% (SOFR 30A + 7.65%), due 1/25/42	1,055,000	1,127,531
Series 2019-HRP1, Class B1
13.718% (SOFR 30A + 9.364%), due 11/25/39	1,545,000	1,668,553
Series 2022-R03, Class 1B2
14.204% (SOFR 30A + 9.85%), due 3/25/42	530,000	590,950
FHLMC STACR REMIC Trust (a)(b)
Series 2025-HQA1, Class M2
6.004% (SOFR 30A + 1.65%), due 2/25/45	760,000	753,829
Series 2022-HQA3, Class M1B
7.904% (SOFR 30A + 3.55%), due 8/25/42	1,335,000	1,392,514
Series 2020-HQA1, Class B2
9.568% (SOFR 30A + 5.214%), due 1/25/50	1,920,000	2,060,275
Series 2022-HQA3, Class M2
9.704% (SOFR 30A + 5.35%), due 8/25/42	640,000	684,998
Series 2022-HQA2, Class M2
10.354% (SOFR 30A + 6.00%), due 7/25/42	860,000	930,950
Series 2021-HQA3, Class B2
10.604% (SOFR 30A + 6.25%), due 9/25/41	1,865,000	1,924,865
Series 2021-HQA4, Class B2
11.354% (SOFR 30A + 7.00%), due 12/25/41	1,505,000	1,587,086
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(b) (continued)
Series 2022-HQA1, Class B1
11.354% (SOFR 30A + 7.00%), due 3/25/42	$ 1,355,000	$ 1,466,788
Series 2022-DNA1, Class B2
11.454% (SOFR 30A + 7.10%), due 1/25/42	1,710,000	1,811,540
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.154%, due 8/25/48 (a)(i)	1,582,914	1,208,167
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
9.268% (SOFR 30A + 4.914%), due 9/25/47	1,345,000	1,411,696
REMIC, Series 2019-FTR2, Class B2
11.868% (SOFR 30A + 7.514%), due 11/25/48	900,000	1,016,962
REMIC, Series 2019-FTR1, Class B2
12.818% (SOFR 30A + 8.464%), due 1/25/48	1,090,000	1,257,091
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(i)	87,621	70,891
FNMA Connecticut Avenue Securities
Series 2021-R02, Class 2B2
10.554% (SOFR 30A + 6.20%), due 11/25/41 (a)(b)	880,000	918,044
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A2
2.50%, due 11/25/51 (a)(i)	1,905,657	1,552,515
J.P. Morgan Mortgage Trust
Series 2021-4, Class B1
2.88%, due 8/25/51 (a)(d)	2,371,345	1,922,307
Mill City Mortgage Loan Trust (a)(i)
Series 2018-4, Class B4
3.072%, due 4/25/66	1,063,757	650,534
Series 2018-3, Class B4
3.692%, due 8/25/58	668,575	409,891
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(i)	2,218,114	1,805,683

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Income Builder Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.164%, due 6/25/51 (a)(c)(d)	$ 28,585,783	$ 283,094
STACR Trust
Series 2018-HRP1, Class B2
16.218% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	1,831,207	2,185,268
Towd Point Mortgage Trust (a)(i)
Series 2017-4, Class B5
3.655%, due 6/25/57	857,704	543,654
Series 2018-2, Class B5
3.766%, due 3/25/58	1,204,022	511,812
		44,125,206
Total Mortgage-Backed Securities (Cost $129,279,418)		132,581,584
U.S. Government & Federal Agencies 4.5%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.8%
UMBS Pool, 30 Year
3.00%, due 6/1/52	1,054,898	916,456
4.00%, due 3/1/53	2,095,393	1,959,729
4.50%, due 10/1/52	795,014	761,730
5.00%, due 3/1/54	679,533	666,148
5.50%, due 7/1/53	992,745	992,847
5.50%, due 11/1/54	773,593	775,422
6.00%, due 10/1/53	825,162	842,201
6.00%, due 11/1/53	105,257	107,212
6.50%, due 10/1/53	841,583	867,791
6.50%, due 12/1/53	331,209	343,042
		8,232,578
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.9%
UMBS, 30 Year
2.00%, due 10/1/50	4,274,388	3,410,758
2.50%, due 6/1/51	348,369	293,714
2.50%, due 11/1/51	4,691,933	3,937,968
4.00%, due 8/1/48	389,084	366,505
4.00%, due 2/1/49	217,069	203,460
4.00%, due 6/1/52	788,224	735,968
4.00%, due 6/1/52	637,483	596,208
4.50%, due 1/1/54	936,153	896,179
5.00%, due 11/1/52	2,595,863	2,553,600
5.00%, due 3/1/53	1,540,053	1,509,784
5.50%, due 2/1/53	378,288	378,500
	Principal Amount	Value

Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
5.50%, due 8/1/53	$ 417,163	$ 419,395
5.50%, due 5/1/54	1,016,923	1,015,136
6.00%, due 9/1/53	1,003,881	1,025,401
6.00%, due 9/1/53	3,987	4,051
6.00%, due 11/1/53	98,267	100,495
6.00%, due 9/1/54	1,859,444	1,892,540
6.50%, due 12/1/53	202,664	209,365
		19,549,027
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.5%
GNMA I, Single Family, 30 Year
6.50%, due 4/15/29	4	4
6.50%, due 8/15/29	2	2
GNMA II, Single Family, 30 Year
3.00%, due 10/20/51	2,499,830	2,214,263
3.00%, due 11/20/51	2,887,789	2,557,964
		4,772,233
United States Treasury Bonds 0.3%
U.S. Treasury Bonds
4.625%, due 2/15/55	2,635,000	2,607,415
United States Treasury Notes 1.0%
U.S. Treasury Notes
3.75%, due 4/30/27	2,935,000	2,943,599
3.75%, due 4/15/28	875,000	879,033
3.875%, due 4/30/30	1,865,000	1,878,259
4.00%, due 4/30/32	3,410,000	3,424,919
4.625%, due 2/15/35	1,065,000	1,104,937
		10,230,747
Total U.S. Government & Federal Agencies (Cost $44,721,869)		45,392,000
Total Long-Term Bonds (Cost $350,817,103)		346,936,121

	Shares

Common Stocks 62.0%
Aerospace & Defense 2.0%
BAE Systems plc (United Kingdom)	272,126	6,254,762
General Dynamics Corp.	12,762	3,472,795
Lockheed Martin Corp.	10,455	4,994,876
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Aerospace & Defense (continued)
RTX Corp.	45,513	$ 5,740,555
		20,462,988
Air Freight & Logistics 0.7%
Deutsche Post AG (Germany)	85,666	3,642,691
United Parcel Service, Inc., Class B	34,184	3,257,735
		6,900,426
Automobile Components 0.7%
Cie Generale des Etablissements Michelin SCA (France)	90,141	3,283,332
NHK Spring Co. Ltd. (Japan)	312,700	3,478,869
		6,762,201
Automobiles 0.4%
Toyota Motor Corp. (Japan)	191,100	3,657,772
Banks 4.5%
Bank of America Corp.	167,880	6,695,054
BAWAG Group AG (Austria) (a)	41,208	4,517,077
Columbia Banking System, Inc.	161,301	3,616,368
JPMorgan Chase & Co.	34,900	8,537,238
Lloyds Banking Group plc (United Kingdom)	3,895,079	3,810,400
PNC Financial Services Group, Inc. (The)	20,743	3,333,193
Regions Financial Corp.	157,152	3,207,472
Royal Bank of Canada (Canada)	29,350	3,522,809
Truist Financial Corp.	86,130	3,302,224
U.S. Bancorp	101,332	4,087,733
		44,629,568
Beverages 2.0%
Coca-Cola Co. (The)	81,784	5,933,429
Coca-Cola Europacific Partners plc (United Kingdom)	108,960	9,887,030
PepsiCo, Inc.	30,996	4,202,438
		20,022,897
Biotechnology 1.3%
AbbVie, Inc.	66,413	12,957,176
Capital Markets 1.2%
BlackRock, Inc.	3,732	3,412,018
Lazard, Inc.	115,012	4,473,967
Schroders plc (United Kingdom)	831,250	3,669,722
		11,555,707
	Shares	Value

Chemicals 1.5%
Linde plc	14,214	$ 6,442,211
LyondellBasell Industries NV, Class A	50,744	2,953,808
Nutrien Ltd. (Canada)	99,946	5,701,920
		15,097,939
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	10	48
Communications Equipment 1.2%
Cisco Systems, Inc.	202,778	11,706,374
Construction & Engineering 0.4%
Vinci SA (France)	31,162	4,387,381
Consumer Staples Distribution & Retail 0.9%
Walmart, Inc.	93,963	9,137,902
Diversified Telecommunication Services 2.2%
AT&T, Inc.	210,747	5,837,692
Deutsche Telekom AG (Registered) (Germany)	221,019	7,930,795
Orange SA (France)	331,592	4,814,965
Verizon Communications, Inc.	74,512	3,282,999
		21,866,451
Electric Utilities 2.8%
American Electric Power Co., Inc.	53,970	5,847,110
Duke Energy Corp.	34,548	4,215,547
Entergy Corp.	89,578	7,450,202
NextEra Energy, Inc.	99,710	6,668,605
Pinnacle West Capital Corp.	41,114	3,913,230
		28,094,694
Electrical Equipment 1.0%
Eaton Corp. plc	13,742	4,045,233
Emerson Electric Co.	54,921	5,772,746
		9,817,979
Food Products 1.1%
Mondelez International, Inc., Class A	97,279	6,627,618
Nestle SA (Registered)	40,858	4,348,623
		10,976,241
Gas Utilities 0.5%
Snam SpA (Italy)	859,235	4,922,079
Health Care Equipment & Supplies 0.6%
Medtronic plc	71,786	6,084,581

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Income Builder Fund

	Shares	Value
Common Stocks (continued)
Health Care Providers & Services 1.0%
CVS Health Corp.	106,632	$ 7,113,421
UnitedHealth Group, Inc.	6,726	2,767,345
		9,880,766
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp.	20,983	6,707,216
Restaurant Brands International, Inc. (Canada)	107,656	6,933,047
Vail Resorts, Inc.	20,131	2,802,235
		16,442,498
Industrial Conglomerates 0.9%
Honeywell International, Inc.	17,038	3,586,499
Siemens AG (Registered) (Germany)	23,205	5,320,943
		8,907,442
Industrial REITs 0.3%
Segro plc (United Kingdom)	389,819	3,540,779
Insurance 3.6%
AIA Group Ltd. (Hong Kong)	551,600	4,167,392
Allianz SE (Registered) (Germany)	12,426	5,131,891
AXA SA (France) (j)	120,314	5,703,285
Manulife Financial Corp. (Canada)	254,835	7,809,937
MetLife, Inc.	106,436	8,022,081
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany) (j)	7,750	5,280,067
		36,114,653
Interactive Media & Services 0.7%
Meta Platforms, Inc., Class A	13,091	7,186,959
IT Services 1.3%
International Business Machines Corp.	52,364	12,662,663
Leisure Products 0.6%
Hasbro, Inc.	91,905	5,688,920
Machinery 0.7%
Cummins, Inc.	23,991	7,049,515
Media 0.5%
Omnicom Group, Inc.	59,873	4,559,928
	Shares	Value

Multi-Utilities 1.1%
NiSource, Inc.	136,576	$ 5,341,488
WEC Energy Group, Inc.	47,735	5,227,937
		10,569,425
Oil, Gas & Consumable Fuels 1.8%
Chevron Corp.	22,478	3,058,357
Equinor ASA (Norway)	160,902	3,676,884
MPLX LP	66,380	3,380,734
TotalEnergies SE (France)	55,036	3,121,054
Williams Cos., Inc. (The)	90,723	5,313,646
		18,550,675
Personal Care Products 0.6%
Unilever plc (United Kingdom)	99,811	6,334,909
Pharmaceuticals 5.6%
Astellas Pharma, Inc. (Japan)	333,600	3,336,399
AstraZeneca plc, Sponsored ADR (United Kingdom)	89,734	6,442,004
Bristol-Myers Squibb Co.	90,255	4,530,801
Eli Lilly & Co.	4,708	4,232,256
GSK plc	257,860	5,093,088
Johnson & Johnson	29,817	4,660,695
Merck & Co., Inc.	47,291	4,029,193
Novartis AG (Registered)	73,813	8,356,231
Pfizer, Inc.	138,975	3,392,380
Roche Holding AG	12,516	4,082,846
Sanofi SA (France)	70,909	7,776,521
		55,932,414
Professional Services 0.5%
Paychex, Inc.	36,455	5,363,260
Retail REITs 0.4%
Realty Income Corp.	67,247	3,890,911
Semiconductors & Semiconductor Equipment 4.9%
Analog Devices, Inc.	38,959	7,593,888
Broadcom, Inc.	75,312	14,495,301
KLA Corp.	9,507	6,680,474
Microchip Technology, Inc.	88,906	4,096,788
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	58,691	9,783,203
Texas Instruments, Inc.	42,888	6,864,224
		49,513,878
Software 2.3%
Microsoft Corp.	36,369	14,375,211
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Software (continued)
Salesforce, Inc.	32,623	$ 8,766,126
		23,141,337
Specialized REITs 1.3%
Iron Mountain, Inc.	74,773	6,704,895
VICI Properties, Inc.	184,180	5,897,444
		12,602,339
Specialty Retail 0.8%
Best Buy Co., Inc.	50,955	3,398,189
Home Depot, Inc. (The)	13,552	4,885,360
		8,283,549
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	26,995	5,736,437
Dell Technologies, Inc., Class C	71,349	6,546,984
Hewlett Packard Enterprise Co.	419,471	6,803,820
NetApp, Inc.	57,702	5,178,755
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	5,198	5,066,535
		29,332,531
Tobacco 1.9%
Imperial Brands plc (United Kingdom)	188,044	7,704,090
Philip Morris International, Inc.	67,468	11,561,317
		19,265,407
Trading Companies & Distributors 0.7%
MSC Industrial Direct Co., Inc., Class A	86,306	6,600,683
Water Utilities 0.4%
Essential Utilities, Inc.	105,817	4,352,253
Wireless Telecommunication Services 0.6%
Rogers Communications, Inc., Class B (Canada) (g)	127,097	3,313,410
SK Telecom Co. Ltd. (Republic of Korea)	81,791	3,142,281
		6,455,691
Total Common Stocks (Cost $435,476,416)		621,263,789
	Shares	Value
Short-Term Investments 2.4%
Affiliated Investment Company 1.5%
NYLI U.S. Government Liquidity Fund, 4.167% (k)	14,682,101	$ 14,682,101
Unaffiliated Investment Companies 0.3%
Allspring Government Money Market Fund, 4.342% (k)(l)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, 4.367% (k)(l)	1,108,358	1,108,358
		3,108,358

	Principal Amount

U.S. Treasury Debt 0.6%
U.S. Treasury Bills (m)
4.22%, due 6/24/25	$ 500,000	496,831
4.24%, due 5/29/25	2,200,000	2,192,780
4.25%, due 8/5/25	1,300,000	1,285,509
4.27%, due 5/1/25	1,800,000	1,800,000
Total U.S. Treasury Debt (Cost $5,775,083)		5,775,120
Total Short-Term Investments (Cost $23,565,542)		23,565,579
Total Investments (Cost $809,859,061)	99.0%	991,765,489
Other Assets, Less Liabilities	1.0	9,597,477
Net Assets	100.0%	$ 1,001,362,966

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of April 30, 2025.
(c)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI Income Builder Fund

(d)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of April 30, 2025.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of April 30, 2025.
(g)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $3,003,218; the total market value of collateral held by the Fund was $3,121,845. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $13,487. The Fund received cash collateral with a value of $3,108,358. (See Note 2(L))
(h)	Step coupon—Rate shown was the rate in effect as of April 30, 2025.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2025.
(j)	Non-income producing security.
(k)	Current yield as of April 30, 2025.
(l)	Represents a security purchased with cash collateral received for securities on loan.
(m)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 16,754	$ 117,392	$ (119,464)	$ —	$ —	$ 14,682	$ 236	$ —	14,682
Foreign Currency Forward Contracts
As of April 30, 2025, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	23,293,000	USD	14,560,531	JPMorgan Chase Bank N.A.	5/7/25	$ 360,382
AUD	23,293,000	USD	14,923,508	JPMorgan Chase Bank N.A.	8/5/25	14,396
EUR	6,732,664	USD	7,059,387	JPMorgan Chase Bank N.A.	5/7/25	570,020
EUR	19,256,000	USD	20,972,670	JPMorgan Chase Bank N.A.	5/7/25	848,091
GBP	7,703,000	USD	9,955,873	JPMorgan Chase Bank N.A.	5/7/25	309,866
JPY	2,920,622,000	USD	19,011,775	JPMorgan Chase Bank N.A.	5/7/25	1,426,454
USD	13,501,217	EUR	11,903,664	JPMorgan Chase Bank N.A.	5/7/25	12,070
USD	13,091,206	GBP	9,813,000	JPMorgan Chase Bank N.A.	8/5/25	8,748
USD	2,255,491	JPY	318,810,000	JPMorgan Chase Bank N.A.	8/5/25	1,238
Total Unrealized Appreciation						3,551,265
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	11,903,664	USD	13,577,769	JPMorgan Chase Bank N.A.	8/5/25	$ (10,956)
GBP	9,813,000	USD	13,087,275	JPMorgan Chase Bank N.A.	5/7/25	(9,553)
JPY	318,810,000	USD	2,233,223	JPMorgan Chase Bank N.A.	5/7/25	(2,222)
USD	14,906,185	AUD	23,293,000	JPMorgan Chase Bank N.A.	5/7/25	(14,728)
USD	15,217,082	EUR	14,085,000	JPMorgan Chase Bank N.A.	5/7/25	(743,939)
USD	21,770,235	GBP	17,516,000	JPMorgan Chase Bank N.A.	5/7/25	(1,573,225)
USD	11,097,901	JPY	1,674,873,000	JPMorgan Chase Bank N.A.	5/7/25	(622,698)
USD	10,579,224	JPY	1,564,559,000	JPMorgan Chase Bank N.A.	5/7/25	(369,408)
Total Unrealized Depreciation						(3,346,729)
Net Unrealized Appreciation						$ 204,536

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of April 30, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro STOXX 50 Index	525	June 2025	$ 31,631,478	$ 30,373,691	$ (1,257,787)
MSCI EAFE Index	168	June 2025	18,678,993	20,955,480	2,276,487
Russell 2000 E-Mini Index	170	June 2025	17,110,383	16,743,300	(367,083)
S&P Midcap 400 E-Mini Index	69	June 2025	19,892,503	19,718,820	(173,683)
U.S. Treasury 5 Year Notes	453	June 2025	48,508,546	49,465,477	956,931
U.S. Treasury 10 Year Notes	44	June 2025	4,892,321	4,937,625	45,304
U.S. Treasury 10 Year Ultra Bonds	122	June 2025	13,846,557	13,997,594	151,037
U.S. Treasury Long Bonds	207	June 2025	24,023,714	24,141,375	117,661
U.S. Treasury Ultra Bonds	123	June 2025	14,967,960	14,886,844	(81,116)
Yen Denominated Nikkei 225 Index	177	June 2025	22,884,517	22,384,966	(499,551)
Total Long Contracts					1,168,200
Short Contracts
Canada 5 Year Bonds	(231)	June 2025	(19,300,620)	(19,391,868)	(91,248)
FTSE 100 Index	(151)	June 2025	(17,296,481)	(17,032,759)	263,722
S&P 500 E-Mini Index	(87)	June 2025	(23,417,458)	(24,303,450)	(885,992)
U.S. Treasury 2 Year Notes	(136)	June 2025	(28,092,199)	(28,308,188)	(215,989)
Total Short Contracts					(929,507)
Net Unrealized Appreciation					$ 238,693

1.	As of April 30, 2025, cash in the amount of $10,932,384 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2025.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
CLO—Collateralized Loan Obligation
EAFE—Europe, Australasia and Far East
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI Income Builder Fund

FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
IO—Interest Only
JPY—Japanese Yen
MSCI—Morgan Stanley Capital International
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 35,959,295	$ —	$ 35,959,295
Corporate Bonds	—	123,237,301	—	123,237,301
Foreign Government Bonds	—	6,055,519	—	6,055,519
Loan Assignments	—	3,710,422	—	3,710,422
Mortgage-Backed Securities	—	132,581,584	—	132,581,584
U.S. Government & Federal Agencies	—	45,392,000	—	45,392,000
Total Long-Term Bonds	—	346,936,121	—	346,936,121
Common Stocks
Aerospace & Defense	14,208,226	6,254,762	—	20,462,988
Air Freight & Logistics	3,257,735	3,642,691	—	6,900,426
Automobile Components	—	6,762,201	—	6,762,201
Automobiles	—	3,657,772	—	3,657,772
Banks	36,302,091	8,327,477	—	44,629,568
Capital Markets	7,885,985	3,669,722	—	11,555,707
Construction & Engineering	—	4,387,381	—	4,387,381
Diversified Telecommunication Services	9,120,691	12,745,760	—	21,866,451
Food Products	6,627,618	4,348,623	—	10,976,241
Gas Utilities	—	4,922,079	—	4,922,079
Industrial Conglomerates	3,586,499	5,320,943	—	8,907,442
Industrial REITs	—	3,540,779	—	3,540,779
Insurance	15,832,018	20,282,635	—	36,114,653
Oil, Gas & Consumable Fuels	11,752,737	6,797,938	—	18,550,675
Personal Care Products	—	6,334,909	—	6,334,909
Pharmaceuticals	27,287,329	28,645,085	—	55,932,414
Technology Hardware, Storage & Peripherals	24,265,996	5,066,535	—	29,332,531
Tobacco	11,561,317	7,704,090	—	19,265,407
Wireless Telecommunication Services	3,313,410	3,142,281	—	6,455,691
All Other Industries	300,708,474	—	—	300,708,474
Total Common Stocks	475,710,126	145,553,663	—	621,263,789
Short-Term Investments
Affiliated Investment Company	14,682,101	—	—	14,682,101
Unaffiliated Investment Companies	3,108,358	—	—	3,108,358
U.S. Treasury Debt	—	5,775,120	—	5,775,120
Total Short-Term Investments	17,790,459	5,775,120	—	23,565,579
Total Investments in Securities	493,500,585	498,264,904	—	991,765,489
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	3,551,265	—	3,551,265
Futures Contracts	3,811,142	—	—	3,811,142
Total Other Financial Instruments	3,811,142	3,551,265	—	7,362,407
Total Investments in Securities and Other Financial Instruments	$ 497,311,727	$ 501,816,169	$ —	$ 999,127,896
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (3,346,729)	$ —	$ (3,346,729)
Futures Contracts	(3,572,449)	—	—	(3,572,449)
Total Other Financial Instruments	$ (3,572,449)	$ (3,346,729)	$ —	$ (6,919,178)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI Income Builder Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $795,176,960) including securities on loan of $3,003,218	$977,083,388
Investment in affiliated investment companies, at value (identified cost $14,682,101)	14,682,101
Cash	26,016
Cash denominated in foreign currencies (identified cost $1,132)	1,143
Cash collateral on deposit at broker for futures contracts	10,932,384
Receivables:
Dividends and interest	5,229,148
Investment securities sold	1,543,600
Fund shares sold	195,465
Securities lending	3,226
Unrealized appreciation on foreign currency forward contracts	3,551,265
Other assets	145,373
Total assets	1,013,393,109
Liabilities
Cash collateral received for securities on loan	3,108,358
Payables:
Investment securities purchased	2,866,242
Fund shares redeemed	953,930
Variation margin on futures contracts	628,135
Manager (See Note 3)	508,238
Transfer agent (See Note 3)	195,290
NYLIFE Distributors (See Note 3)	164,237
Professional fees	39,768
Custodian	22,014
Shareholder communication	21,277
Dividend payable	2,010
Accrued expenses	1,906
Distributions payable	172,009
Unrealized depreciation on foreign currency forward contracts	3,346,729
Total liabilities	12,030,143
Net assets	$1,001,362,966
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$487,928
Additional paid-in-capital	905,330,598
905,818,526
Total distributable earnings (loss)	95,544,440
Net assets	$1,001,362,966
Class A
Net assets applicable to outstanding shares	$657,721,522
Shares of beneficial interest outstanding	32,161,364
Net asset value per share outstanding	$20.45
Maximum sales charge (3.00% of offering price)	0.63
Maximum offering price per share outstanding	$21.08
Investor Class
Net assets applicable to outstanding shares	$55,046,086
Shares of beneficial interest outstanding	2,688,603
Net asset value per share outstanding	$20.47
Maximum sales charge (2.50% of offering price)	0.52
Maximum offering price per share outstanding	$20.99
Class C
Net assets applicable to outstanding shares	$26,394,441
Shares of beneficial interest outstanding	1,280,828
Net asset value and offering price per share outstanding	$20.61
Class I
Net assets applicable to outstanding shares	$255,883,901
Shares of beneficial interest outstanding	12,356,981
Net asset value and offering price per share outstanding	$20.71
Class R6
Net assets applicable to outstanding shares	$6,240,417
Shares of beneficial interest outstanding	301,269
Net asset value and offering price per share outstanding	$20.71
SIMPLE Class
Net assets applicable to outstanding shares	$76,599
Shares of beneficial interest outstanding	3,743
Net asset value and offering price per share outstanding(a)	$20.47

(a)	The difference between the calculated and stated NAV was caused by rounding.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$10,778,936
Dividends-unaffiliated (net of foreign tax withholding of $373,822)	9,903,302
Dividends-affiliated	235,887
Securities lending, net	33,736
Total income	20,951,861
Expenses
Manager (See Note 3)	3,224,744
Distribution/Service—Class A (See Note 3)	833,332
Distribution/Service—Investor Class (See Note 3)	70,552
Distribution/Service—Class B (See Note 3)(a)	1,677
Distribution/Service—Class C (See Note 3)	157,212
Distribution/Service—SIMPLE Class (See Note 3)	247
Transfer agent (See Note 3)	583,347
Professional fees	89,884
Registration	57,978
Custodian	45,129
Trustees	12,026
Shareholder communication	7,499
Miscellaneous	25,044
Total expenses before waiver/reimbursement	5,108,671
Expense waiver/reimbursement from Manager (See Note 3)	(22,683)
Net expenses	5,085,988
Net investment income (loss)	15,865,873
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	17,257,886
Futures transactions	(8,717,057)
Foreign currency transactions	(524,255)
Foreign currency forward transactions	2,384,082
Net realized gain (loss)	10,400,656
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(15,064,117)
Futures contracts	192,530
Foreign currency forward contracts	(2,111,892)
Translation of other assets and liabilities in foreign currencies	1,875,158
Net change in unrealized appreciation (depreciation)	(15,108,321)
Net realized and unrealized gain (loss)	(4,707,665)
Net increase (decrease) in net assets resulting from operations	$11,158,208

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI Income Builder Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$15,865,873	$31,999,065
Net realized gain (loss)	10,400,656	32,358,867
Net change in unrealized appreciation (depreciation)	(15,108,321)	178,036,334
Net increase (decrease) in net assets resulting from operations	11,158,208	242,394,266
Distributions to shareholders:
Class A	(11,274,532)	(20,529,948)
Investor Class	(878,213)	(1,752,454)
Class B(a)	(3,183)	(59,811)
Class C	(355,033)	(958,749)
Class I	(4,681,286)	(8,838,140)
Class R2(b)	—	(7,434)
Class R3(b)	—	(21,095)
Class R6	(107,113)	(152,867)
SIMPLE Class	(1,557)	(1,729)
Total distributions to shareholders	(17,300,917)	(32,322,227)
Capital share transactions:
Net proceeds from sales of shares	40,089,340	76,285,864
Net asset value of shares issued to shareholders in reinvestment of distributions	16,090,891	30,065,701
Cost of shares redeemed	(104,825,200)	(229,282,527)
Increase (decrease) in net assets derived from capital share transactions	(48,644,969)	(122,930,962)
Net increase (decrease) in net assets	(54,787,678)	87,141,077
Net Assets
Beginning of period	1,056,150,644	969,009,567
End of period	$1,001,362,966	$1,056,150,644

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$20.58	$16.77	$16.97	$21.75	$18.61	$19.96
Net investment income (loss) (a)	0.31	0.59	0.53	0.42	0.43	0.44
Net realized and unrealized gain (loss)	(0.09)	3.82	(0.23)	(3.63)	3.22	(0.61)
Total from investment operations	0.22	4.41	0.30	(3.21)	3.65	(0.17)
Less distributions:
From net investment income	(0.35)	(0.60)	(0.50)	(0.42)	(0.51)	(0.42)
From net realized gain on investments	—	—	—	(1.14)	—	(0.76)
Return of capital	—	—	—	(0.01)	—	—
Total distributions	(0.35)	(0.60)	(0.50)	(1.57)	(0.51)	(1.18)
Net asset value at end of period	$20.45	$20.58	$16.77	$16.97	$21.75	$18.61
Total investment return (b)	1.05%	26.59%	1.66%	(15.75)%	19.74%	(0.90)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.09%††	3.06%	2.96%	2.24%	2.04%	2.32%
Net expenses (c)	1.02%††	1.02%	1.03%	1.02%	0.99%	1.02%
Portfolio turnover rate	19%	41%	56%	61%	57%(d)	65%(d)
Net assets at end of period (in 000’s)	$657,722	$688,503	$595,905	$664,734	$818,764	$638,250

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56% and 62% for the years ended October 31, 2021 and 2020 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI Income Builder Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$20.60	$16.78	$16.99	$21.77	$18.62	$19.98
Net investment income (loss) (a)	0.29	0.55	0.48	0.39	0.40	0.41
Net realized and unrealized gain (loss)	(0.10)	3.82	(0.23)	(3.63)	3.22	(0.62)
Total from investment operations	0.19	4.37	0.25	(3.24)	3.62	(0.21)
Less distributions:
From net investment income	(0.32)	(0.55)	(0.46)	(0.39)	(0.47)	(0.39)
From net realized gain on investments	—	—	—	(1.14)	—	(0.76)
Return of capital	—	—	—	(0.01)	—	—
Total distributions	(0.32)	(0.55)	(0.46)	(1.54)	(0.47)	(1.15)
Net asset value at end of period	$20.47	$20.60	$16.78	$16.99	$21.77	$18.62
Total investment return (b)	0.91%	26.31%	1.35%	(15.89)%	19.56%	(1.11)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.82%††	2.82%	2.72%	2.05%	1.88%	2.16%
Net expenses (c)	1.28%††	1.28%	1.28%	1.20%	1.18%	1.17%
Expenses (before waiver/reimbursement) (c)	1.33%††	1.30%	1.29%	1.20%	1.18%	1.17%
Portfolio turnover rate	19%	41%	56%	61%	57%(d)	65%(d)
Net assets at end of period (in 000's)	$55,046	$58,043	$56,415	$60,808	$77,887	$79,992

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56% and 62% for the years ended October 31, 2021 and 2020 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$20.73	$16.88	$17.08	$21.88	$18.71	$20.07
Net investment income (loss) (a)	0.21	0.40	0.35	0.25	0.24	0.27
Net realized and unrealized gain (loss)	(0.09)	3.85	(0.23)	(3.66)	3.24	(0.62)
Total from investment operations	0.12	4.25	0.12	(3.41)	3.48	(0.35)
Less distributions:
From net investment income	(0.24)	(0.40)	(0.32)	(0.24)	(0.31)	(0.25)
From net realized gain on investments	—	—	—	(1.14)	—	(0.76)
Return of capital	—	—	—	(0.01)	—	—
Total distributions	(0.24)	(0.40)	(0.32)	(1.39)	(0.31)	(1.01)
Net asset value at end of period	$20.61	$20.73	$16.88	$17.08	$21.88	$18.71
Total investment return (b)	0.56%	25.36%	0.63%	(16.55)%	18.68%	(1.85)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.05%††	2.09%	1.98%	1.29%	1.13%	1.42%
Net expenses (c)	2.03%††	2.03%	2.03%	1.95%	1.93%	1.92%
Expenses (before waiver/reimbursement) (c)	2.08%††	2.06%	2.04%	1.95%	1.93%	1.92%
Portfolio turnover rate	19%	41%	56%	61%	57%(d)	65%(d)
Net assets at end of period (in 000’s)	$26,394	$36,161	$49,577	$76,894	$132,596	$148,220

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56% and 62% for the years ended October 31, 2021 and 2020 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI Income Builder Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$20.83	$16.97	$17.17	$21.99	$18.80	$20.16
Net investment income (loss) (a)	0.34	0.65	0.58	0.48	0.49	0.49
Net realized and unrealized gain (loss)	(0.09)	3.86	(0.23)	(3.68)	3.26	(0.62)
Total from investment operations	0.25	4.51	0.35	(3.20)	3.75	(0.13)
Less distributions:
From net investment income	(0.37)	(0.65)	(0.55)	(0.47)	(0.56)	(0.47)
From net realized gain on investments	—	—	—	(1.14)	—	(0.76)
Return of capital	—	—	—	(0.01)	—	—
Total distributions	(0.37)	(0.65)	(0.55)	(1.62)	(0.56)	(1.23)
Net asset value at end of period	$20.71	$20.83	$16.97	$17.17	$21.99	$18.80
Total investment return (b)	1.21%	26.88%	1.89%	(15.55)%	20.10%	(0.69)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.34%††	3.31%	3.22%	2.48%	2.30%	2.57%
Net expenses (c)	0.77%††	0.77%	0.78%	0.77%	0.74%	0.77%
Portfolio turnover rate	19%	41%	56%	61%	57%(d)	65%(d)
Net assets at end of period (in 000’s)	$255,884	$267,503	$255,677	$339,868	$505,806	$448,922

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56% and 62% for the years ended October 31, 2021 and 2020 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$20.84	$16.97	$17.17	$21.99	$18.80	$20.16
Net investment income (loss) (a)	0.36	0.67	0.58	0.49	0.51	0.51
Net realized and unrealized gain (loss)	(0.11)	3.87	(0.22)	(3.67)	3.26	(0.62)
Total from investment operations	0.25	4.54	0.36	(3.18)	3.77	(0.11)
Less distributions:
From net investment income	(0.38)	(0.67)	(0.56)	(0.49)	(0.58)	(0.49)
From net realized gain on investments	—	—	—	(1.14)	—	(0.76)
Return of capital	—	—	—	(0.01)	—	—
Total distributions	(0.38)	(0.67)	(0.56)	(1.64)	(0.58)	(1.25)
Net asset value at end of period	$20.71	$20.84	$16.97	$17.17	$21.99	$18.80
Total investment return (b)	1.20%	27.05%	1.98%	(15.48)%	20.20%	(0.60)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.44%††	3.40%	3.27%	2.57%	2.38%	2.67%
Net expenses (c)	0.68%††	0.68%	0.69%	0.68%	0.66%	0.67%
Portfolio turnover rate	19%	41%	56%	61%	57%(d)	65%(d)
Net assets at end of period (in 000’s)	$6,240	$5,050	$3,807	$89,692	$109,387	$91,551

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56% and 62% for the years ended October 31, 2021 and 2020 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI Income Builder Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$20.59	$16.78	$16.99	$21.78	$18.62	$19.33
Net investment income (loss) (a)	0.29	0.55	0.47	0.20	0.34	0.04
Net realized and unrealized gain (loss)	(0.09)	3.82	(0.23)	(3.50)	3.24	(0.69)
Total from investment operations	0.20	4.37	0.24	(3.30)	3.58	(0.65)
Less distributions:
From net investment income	(0.32)	(0.56)	(0.45)	(0.34)	(0.42)	(0.06)
From net realized gain on investments	—	—	—	(1.14)	—	—
Return of capital	—	—	—	(0.01)	—	—
Total distributions	(0.32)	(0.56)	(0.45)	(1.49)	(0.42)	(0.06)
Net asset value at end of period	$20.47	$20.59	$16.78	$16.99	$21.78	$18.62
Total investment return (b)	0.97%	26.28%	1.31%	(16.10)%	19.26%	(3.39)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.82%††	2.80%	2.65%	1.06%	1.61%	1.62%††
Net expenses (c)	1.26%††	1.27%	1.32%	1.45%	1.43%	1.43%††
Portfolio turnover rate	19%	41%	56%	61%	57%(d)	65%(d)
Net assets at end of period (in 000’s)	$77	$72	$36	$34	$29	$24

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 56% and 62% for the years ended October 31, 2021 and 2020 respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI Income Builder Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	January 2, 2004
Class R6	February 28, 2018
SIMPLE Class	August 31, 2020
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act,
Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income consistent with reasonable opportunity for future growth of capital and income.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as

32	NYLI Income Builder Fund

appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for
33

Notes to Financial Statements (Unaudited) (continued)
which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisors. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisors, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more

34	NYLI Income Builder Fund

likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities, to the extent the Fund held any such securities during the six-month period ended April 30, 2025, is accreted daily based on the effective interest method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract.
35

Notes to Financial Statements (Unaudited) (continued)
Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(J) Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Fund is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Fund faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Fund. Leverage risk is the risk that a foreign currency forward contract can magnify the Fund's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of

36	NYLI Income Builder Fund

the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Fund's assets. Moreover, there may be an imperfect correlation between the Fund's holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Fund's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(K) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities—at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(L) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(M) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Fund may invest in high-yield debt securities (sometimes called “junk bonds”), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the
37

Notes to Financial Statements (Unaudited) (continued)
Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
The Fund may invest in loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Fund’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(N) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels or if the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(O) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(P) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into Treasury futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Fund’s securities. The Fund also entered into domestic and foreign equity index futures contracts to increase the equity sensitivity to the Fund.
Foreign currency forward contracts were used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. These derivatives are not accounted for as hedging instruments.

Fair value of derivative instruments as of April 30, 2025:
Asset Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$2,540,209	$1,270,933	$3,811,142
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	3,551,265	—	—	3,551,265
Total Fair Value	$3,551,265	$2,540,209	$1,270,933	$7,362,407

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

38	NYLI Income Builder Fund

Liability Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$—	$(3,184,096)	$(388,353)	$(3,572,449)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(3,346,729)	—	—	(3,346,729)
Total Fair Value	$(3,346,729)	$(3,184,096)	$(388,353)	$(6,919,178)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$(3,861,559)	$(4,855,498)	$(8,717,057)
Forward Transactions	2,384,082	—	—	2,384,082
Total Net Realized Gain (Loss)	$2,384,082	$(3,861,559)	$(4,855,498)	$(6,332,975)

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$(4,197,545)	$4,390,075	$192,530
Forward Contracts	(2,111,892)	—	—	(2,111,892)
Total Net Change in Unrealized Appreciation (Depreciation)	$(2,111,892)	$(4,197,545)	$4,390,075	$(1,919,362)

Average Notional Amount	Total
Futures Contracts Long	$226,107,707
Futures Contracts Short	$(78,994,616)
Forward Contracts Long	$59,942,092
Forward Contracts Short	$(51,801,471)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investments, MacKay Shields LLC ("MacKay Shields" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as a Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the fixed-income portion of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investments, Epoch Investment Partners, Inc. (“Epoch” or “Subadvisor” and, together with MacKay Shields, the “Subadvisors”), a registered investment adviser, also serves as a Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the equity portion of the Fund. Asset allocation decisions for the Fund are made by a committee chaired by New York Life Investments in collaboration with MacKay Shields. New York Life Investments pays for the services of the Subadvisors.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.64% up to $500 million; 0.60% from $500 million to $1 billion; 0.575% from $1 billion to $5 billion; and 0.565% in excess of $5 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate fund accounting agreement furnished at an annual rate of the Fund’s average daily net assets as follows: 0.05% up to $20 million; 0.0333% from $20 million to $100 million; and 0.01% in excess of $100 million. During the six-month period ended April 30, 2025, the effective management fee rate was 0.63%, inclusive of a fee for fund accounting services of 0.01% of the Fund’s average daily net assets.
In addition, New York Life Investments waived fees and/or reimbursed expenses so that Total Annual Fund Operating Expenses (excluding taxes,
39

Notes to Financial Statements (Unaudited) (continued)
interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 shares did not exceed those of Class I.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $3,224,744 and waived fees and/or reimbursed expenses in the amount of $22,683 and paid MacKay Shields and Epoch fees of $613,202 and $1,007,478, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Distributor receives a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the SIMPLE Class shares Plans, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I  and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $15,768 and $1,020, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the six-month period ended April 30, 2025, of $9,340, $2 and $490, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$291,850	$—
Investor Class	113,347	(14,574)
Class B*	655	(93)
Class C	63,041	(8,016)
Class I	114,299	—
Class R6	116	—
SIMPLE Class	39	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as

40	NYLI Income Builder Fund

reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$37,248	0.6%
SIMPLE Class	31,149	40.7
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$814,854,329	$203,131,788	$(26,220,628)	$176,911,160
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $87,907,499, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$55,536	$32,371
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$32,322,227

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of U.S. government securities were $35,371 and $27,483, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $157,438 and $219,905, respectively.
41

Notes to Financial Statements (Unaudited) (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,172,695	$24,076,695
Shares issued to shareholders in reinvestment of distributions	521,388	10,759,818
Shares redeemed	(3,123,654)	(64,247,955)
Net increase (decrease) in shares outstanding before conversion	(1,429,571)	(29,411,442)
Shares converted into Class A (See Note 1)	139,557	2,881,341
Shares converted from Class A (See Note 1)	(11,666)	(240,576)
Net increase (decrease)	(1,301,680)	$(26,770,677)
Year ended October 31, 2024:
Shares sold	2,454,413	$48,033,055
Shares issued to shareholders in reinvestment of distributions	1,011,992	19,627,334
Shares redeemed	(6,118,609)	(117,666,468)
Net increase (decrease) in shares outstanding before conversion	(2,652,204)	(50,006,079)
Shares converted into Class A (See Note 1)	585,597	11,710,224
Shares converted from Class A (See Note 1)	(10,072)	(200,240)
Net increase (decrease)	(2,076,679)	$(38,496,095)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	29,327	$599,409
Shares issued to shareholders in reinvestment of distributions	42,069	869,381
Shares redeemed	(140,246)	(2,886,369)
Net increase (decrease) in shares outstanding before conversion	(68,850)	(1,417,579)
Shares converted into Investor Class (See Note 1)	21,981	458,016
Shares converted from Investor Class (See Note 1)	(82,438)	(1,700,745)
Net increase (decrease)	(129,307)	$(2,660,308)
Year ended October 31, 2024:
Shares sold	97,666	$1,883,386
Shares issued to shareholders in reinvestment of distributions	89,989	1,743,709
Shares redeemed	(322,006)	(6,258,958)
Net increase (decrease) in shares outstanding before conversion	(134,351)	(2,631,863)
Shares converted into Investor Class (See Note 1)	54,374	1,051,265
Shares converted from Investor Class (See Note 1)	(463,179)	(9,309,403)
Net increase (decrease)	(543,156)	$(10,890,001)

Class B	Shares	Amount
Six-month period ended April 30, 2025: (a)
Shares issued to shareholders in reinvestment of distributions	152	$3,181
Shares redeemed	(3,559)	(73,969)
Net increase (decrease) in shares outstanding before conversion	(3,407)	(70,788)
Shares converted from Class B (See Note 1)	(35,983)	(755,523)
Net increase (decrease)	(39,390)	$(826,311)
Year ended October 31, 2024:
Shares sold	122	$2,284
Shares issued to shareholders in reinvestment of distributions	2,936	56,468
Shares redeemed	(101,878)	(2,005,507)
Net increase (decrease) in shares outstanding before conversion	(98,820)	(1,946,755)
Shares converted from Class B (See Note 1)	(111,652)	(2,184,355)
Net increase (decrease)	(210,472)	$(4,131,110)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	35,760	$747,803
Shares issued to shareholders in reinvestment of distributions	16,316	339,239
Shares redeemed	(470,839)	(9,758,332)
Net increase (decrease) in shares outstanding before conversion	(418,763)	(8,671,290)
Shares converted from Class C (See Note 1)	(45,165)	(937,765)
Net increase (decrease)	(463,928)	$(9,609,055)
Year ended October 31, 2024:
Shares sold	51,530	$996,756
Shares issued to shareholders in reinvestment of distributions	47,663	922,929
Shares redeemed	(1,219,646)	(23,957,108)
Net increase (decrease) in shares outstanding before conversion	(1,120,453)	(22,037,423)
Shares converted from Class C (See Note 1)	(71,444)	(1,422,695)
Net increase (decrease)	(1,191,897)	$(23,460,118)

42	NYLI Income Builder Fund

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	607,288	$12,596,551
Shares issued to shareholders in reinvestment of distributions	194,107	4,055,318
Shares redeemed	(1,301,542)	(26,959,414)
Net increase (decrease) in shares outstanding before conversion	(500,147)	(10,307,545)
Shares converted into Class I (See Note 1)	16,264	337,761
Shares converted from Class I (See Note 1)	(2,008)	(42,509)
Net increase (decrease)	(485,891)	$(10,012,293)
Year ended October 31, 2024:
Shares sold	1,207,978	$23,691,973
Shares issued to shareholders in reinvestment of distributions	387,514	7,605,581
Shares redeemed	(3,839,733)	(74,182,667)
Net increase (decrease) in shares outstanding before conversion	(2,244,241)	(42,885,113)
Shares converted into Class I (See Note 1)	23,738	471,496
Shares converted from Class I (See Note 1)	(5,782)	(115,865)
Net increase (decrease)	(2,226,285)	$(42,529,482)

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	377	$6,824
Shares issued to shareholders in reinvestment of distributions	305	5,634
Shares redeemed	(53,390)	(1,012,078)
Net increase (decrease)	(52,708)	$(999,620)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	5,786	$104,313
Shares issued to shareholders in reinvestment of distributions	1,111	20,498
Shares redeemed	(154,949)	(2,948,093)
Net increase (decrease) in shares outstanding before conversion	(148,052)	(2,823,282)
Shares converted from Class R3 (See Note 1)	(23)	(427)
Net increase (decrease)	(148,075)	$(2,823,709)

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	97,464	$2,028,083
Shares issued to shareholders in reinvestment of distributions	2,985	62,397
Shares redeemed	(41,564)	(865,237)
Net increase (decrease)	58,885	$1,225,243
Year ended October 31, 2024:
Shares sold	78,082	$1,543,145
Shares issued to shareholders in reinvestment of distributions	4,151	81,819
Shares redeemed	(64,148)	(1,251,648)
Net increase (decrease)	18,085	$373,316

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,939	$40,799
Shares issued to shareholders in reinvestment of distributions	75	1,557
Shares redeemed	(1,775)	(33,924)
Net increase (decrease)	239	$8,432
Year ended October 31, 2024:
Shares sold	1,282	$24,128
Shares issued to shareholders in reinvestment of distributions	89	1,729
Net increase (decrease)	1,371	$25,857

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the
43

Notes to Financial Statements (Unaudited) (continued)
new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
44	NYLI Income Builder Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
45

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

46

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
47

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
48

representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
49

overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
50

respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
51

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
52

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
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Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
54

NYLI WMC Value Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.2%
Aerospace & Defense 2.6%
BAE Systems plc	380,634	$ 8,748,796
L3Harris Technologies, Inc.	71,032	15,628,461
		24,377,257
Automobile Components 1.3%
Gentex Corp.	528,540	11,511,601
Banks 7.9%
JPMorgan Chase & Co.	147,914	36,182,722
M&T Bank Corp.	74,363	12,623,863
PNC Financial Services Group, Inc. (The)	71,746	11,528,865
Regions Financial Corp.	599,234	12,230,366
		72,565,816
Beverages 1.3%
Keurig Dr Pepper, Inc.	339,448	11,741,506
Biotechnology 2.1%
Gilead Sciences, Inc.	180,475	19,227,806
Building Products 2.7%
Fortune Brands Innovations, Inc.	136,788	7,361,930
Johnson Controls International plc	204,212	17,133,387
		24,495,317
Capital Markets 8.2%
Ares Management Corp.	62,377	9,514,364
KKR & Co., Inc.	126,764	14,485,322
LPL Financial Holdings, Inc.	37,790	12,084,864
Morgan Stanley	131,183	15,141,142
Nasdaq, Inc.	144,359	11,001,600
Raymond James Financial, Inc.	98,734	13,530,507
		75,757,799
Chemicals 1.2%
Axalta Coating Systems Ltd. (a)	336,845	10,947,463
Communications Equipment 3.6%
Cisco Systems, Inc.	378,565	21,854,557
F5, Inc. (a)	43,982	11,643,795
		33,498,352
Consumer Staples Distribution & Retail 1.5%
U.S. Foods Holding Corp. (a)	216,483	14,214,274
	Shares	Value

Diversified Consumer Services 1.5%
H&R Block, Inc.	230,631	$ 13,923,193
Electric Utilities 1.6%
American Electric Power Co., Inc.	138,790	15,036,509
Electrical Equipment 1.7%
Emerson Electric Co.	149,306	15,693,554
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	214,932	9,538,682
Food Products 1.3%
Archer-Daniels-Midland Co.	252,214	12,043,219
Gas Utilities 1.7%
Atmos Energy Corp.	98,151	15,765,995
Ground Transportation 0.8%
Knight-Swift Transportation Holdings, Inc.	188,029	7,365,096
Health Care Equipment & Supplies 1.8%
Boston Scientific Corp. (a)	156,593	16,108,722
Health Care Providers & Services 6.3%
Centene Corp. (a)	267,055	15,983,242
Elevance Health, Inc.	40,655	17,098,680
UnitedHealth Group, Inc.	61,160	25,163,670
		58,245,592
Hotels, Restaurants & Leisure 0.9%
Starbucks Corp.	99,115	7,934,156
Household Durables 0.7%
Lennar Corp., Class A	63,205	6,864,695
Industrial Conglomerates 1.3%
3M Co.	88,080	12,235,193
Insurance 6.8%
American International Group, Inc.	233,376	19,024,812
Everest Group Ltd.	30,610	10,983,786
Marsh & McLennan Cos., Inc.	72,777	16,409,030
MetLife, Inc.	211,360	15,930,203
		62,347,831

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services 1.2%
Alphabet, Inc., Class C	67,685	$ 10,889,840
IT Services 1.8%
Amdocs Ltd.	184,221	16,318,296
Machinery 2.8%
Middleby Corp. (The) (a)	84,967	11,330,349
PACCAR, Inc.	158,299	14,280,153
		25,610,502
Multi-Utilities 3.3%
Sempra	214,143	15,904,400
WEC Energy Group, Inc.	130,292	14,269,580
		30,173,980
Oil, Gas & Consumable Fuels 9.1%
Antero Resources Corp. (a)	342,705	11,936,415
ConocoPhillips	162,831	14,511,499
Coterra Energy, Inc.	496,825	12,202,022
Diamondback Energy, Inc.	75,647	9,986,161
EOG Resources, Inc.	102,282	11,284,773
Marathon Petroleum Corp.	86,518	11,888,438
Targa Resources Corp.	69,936	11,952,063
		83,761,371
Personal Care Products 2.6%
Kenvue, Inc.	558,826	13,188,294
Unilever plc, Sponsored ADR	172,388	10,955,257
		24,143,551
Pharmaceuticals 9.2%
AstraZeneca plc, Sponsored ADR	183,055	13,141,518
Johnson & Johnson	190,432	29,766,426
Merck & Co., Inc.	161,319	13,744,379
Pfizer, Inc.	733,424	17,902,880
Roche Holding AG	31,858	10,392,402
		84,947,605
Semiconductors & Semiconductor Equipment 2.7%
Broadcom, Inc.	65,325	12,573,103
NXP Semiconductors NV	68,196	12,569,205
		25,142,308
	Shares	Value

Software 1.2%
Adobe, Inc. (a)	29,691	$ 11,133,531
Specialized REITs 3.1%
Crown Castle, Inc.	131,243	13,880,260
Gaming and Leisure Properties, Inc.	299,092	14,314,543
		28,194,803
Specialty Retail 2.4%
Dick's Sporting Goods, Inc.	61,302	11,508,837
GCI Liberty, Inc. (a)(b)(c)	15,319	—
Industria de Diseno Textil SA, ADR	389,731	10,491,559
		22,000,396
Total Common Stocks (Cost $787,488,024)		913,755,811
Short-Term Investment 1.0%
Affiliated Investment Company 1.0%
NYLI U.S. Government Liquidity Fund, 4.167% (d)	8,750,358	8,750,358
Total Short-Term Investment (Cost $8,750,358)		8,750,358
Total Investments (Cost $796,238,382)	100.2%	922,506,169
Other Assets, Less Liabilities	(0.2)	(1,566,309)
Net Assets	100.0%	$ 920,939,860

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Illiquid security—As of April 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Current yield as of April 30, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC Value Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 14,779	$ 89,619	$ (95,648)	$ —	$ —	$ 8,750	$ 247	$ —	8,750
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Aerospace & Defense	$ 15,628,461	$ 8,748,796	$ —	$ 24,377,257
Pharmaceuticals	74,555,203	10,392,402	—	84,947,605
All Other Industries	804,430,949	—	—	804,430,949
Total Common Stocks	894,614,613	19,141,198	—	913,755,811
Short-Term Investment
Affiliated Investment Company	8,750,358	—	—	8,750,358
Total Investments in Securities	$ 903,364,971	$ 19,141,198	$ —	$ 922,506,169

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $787,488,024)	$913,755,811
Investment in affiliated investment companies, at value (identified cost $8,750,358)	8,750,358
Cash	63
Receivables:
Dividends	949,782
Fund shares sold	295,147
Securities lending	9,683
Other assets	82,276
Total assets	923,843,120
Liabilities
Payables:
Investment securities purchased	1,855,174
Manager (See Note 3)	485,650
Fund shares redeemed	265,631
NYLIFE Distributors (See Note 3)	127,978
Transfer agent (See Note 3)	112,420
Professional fees	43,117
Shareholder communication	4,798
Custodian	4,092
Accrued expenses	4,400
Total liabilities	2,903,260
Net assets	$920,939,860
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$311,318
Additional paid-in-capital	761,616,441
761,927,759
Total distributable earnings (loss)	159,012,101
Net assets	$920,939,860
Class A
Net assets applicable to outstanding shares	$514,205,709
Shares of beneficial interest outstanding	17,742,892
Net asset value per share outstanding	$28.98
Maximum sales charge (5.50% of offering price)	1.69
Maximum offering price per share outstanding	$30.67
Investor Class
Net assets applicable to outstanding shares	$44,534,256
Shares of beneficial interest outstanding	1,534,806
Net asset value per share outstanding	$29.02
Maximum sales charge (5.00% of offering price)	1.53
Maximum offering price per share outstanding	$30.55
Class C
Net assets applicable to outstanding shares	$17,873,855
Shares of beneficial interest outstanding	912,527
Net asset value and offering price per share outstanding	$19.59
Class I
Net assets applicable to outstanding shares	$120,688,385
Shares of beneficial interest outstanding	3,831,147
Net asset value and offering price per share outstanding	$31.50
Class R6
Net assets applicable to outstanding shares	$223,637,655
Shares of beneficial interest outstanding	7,110,378
Net asset value and offering price per share outstanding	$31.45

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC Value Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $126,452)	$12,313,813
Dividends-affiliated	246,984
Securities lending, net	35,637
Total income	12,596,434
Expenses
Manager (See Note 3)	3,227,180
Distribution/Service—Class A (See Note 3)	677,488
Distribution/Service—Investor Class (See Note 3)	59,589
Distribution/Service—Class B (See Note 3)(a)	2,370
Distribution/Service—Class C (See Note 3)	99,084
Transfer agent (See Note 3)	340,769
Professional fees	62,392
Registration	49,011
Shareholder communication	18,537
Custodian	11,945
Trustees	11,292
Miscellaneous	22,495
Total expenses before waiver/reimbursement	4,582,152
Expense waiver/reimbursement from Manager (See Note 3)	(42,112)
Net expenses	4,540,040
Net investment income (loss)	8,056,394
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	32,356,936
Foreign currency transactions	7,700
Net realized gain (loss)	32,364,636
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(63,608,003)
Translation of other assets and liabilities in foreign currencies	7,041
Net change in unrealized appreciation (depreciation)	(63,600,962)
Net realized and unrealized gain (loss)	(31,236,326)
Net increase (decrease) in net assets resulting from operations	$(23,179,932)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$8,056,394	$14,144,633
Net realized gain (loss)	32,364,636	34,769,785
Net change in unrealized appreciation (depreciation)	(63,600,962)	174,201,768
Net increase (decrease) in net assets resulting from operations	(23,179,932)	223,116,186
Distributions to shareholders:
Class A	(27,692,804)	(23,214,849)
Investor Class	(2,310,009)	(2,278,800)
Class B(a)	(75,080)	(261,360)
Class C	(1,341,583)	(904,378)
Class I	(6,612,204)	(6,606,035)
Class R1(b)	—	(8,014)
Class R2(b)	—	(47,287)
Class R3(b)	—	(67,522)
Class R6	(12,019,193)	(9,612,608)
Total distributions to shareholders	(50,050,873)	(43,000,853)
Capital share transactions:
Net proceeds from sales of shares	19,765,500	91,639,894
Net asset value of shares issued to shareholders in reinvestment of distributions	49,011,978	42,053,588
Cost of shares redeemed	(93,807,273)	(191,194,509)
Increase (decrease) in net assets derived from capital share transactions	(25,029,795)	(57,501,027)
Net increase (decrease) in net assets	(98,260,600)	122,614,306
Net Assets
Beginning of period	1,019,200,460	896,586,154
End of period	$920,939,860	$1,019,200,460

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC Value Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$31.28	$25.98	$28.11	$55.21	$39.49	$42.24
Net investment income (loss) (a)	0.23	0.39	0.39	0.36	0.30	0.21
Net realized and unrealized gain (loss)	(0.96)	6.18	(0.94)	(1.68)	17.09	0.55
Total from investment operations	(0.73)	6.57	(0.55)	(1.32)	17.39	0.76
Less distributions:
From net investment income	(0.44)	(0.40)	(0.42)	(0.38)	(0.25)	(0.31)
From net realized gain on investments	(1.13)	(0.87)	(1.16)	(25.40)	(1.42)	(3.20)
Total distributions	(1.57)	(1.27)	(1.58)	(25.78)	(1.67)	(3.51)
Net asset value at end of period	$28.98	$31.28	$25.98	$28.11	$55.21	$39.49
Total investment return (b)	(2.58)%	26.13%	(2.17)%	(2.68)%	45.14%	1.66%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.56%††	1.36%	1.42%	1.21%	0.60%	0.55%
Net expenses (c)	1.01%††	1.02%	1.03%(d)	1.02%(d)	1.06%	1.10%(e)
Portfolio turnover rate	21%	36%	29%	37%	23%	16%
Net assets at end of period (in 000’s)	$514,206	$556,206	$485,177	$522,937	$547,299	$389,530

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	Net of interest expense which is less than one-tenth of a percent.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$31.27	$25.96	$28.09	$55.08	$39.40	$42.17
Net investment income (loss) (a)	0.20	0.33	0.31	0.29	0.14	0.10
Net realized and unrealized gain (loss)	(0.97)	6.18	(0.93)	(1.69)	17.09	0.53
Total from investment operations	(0.77)	6.51	(0.62)	(1.40)	17.23	0.63
Less distributions:
From net investment income	(0.35)	(0.33)	(0.35)	(0.19)	(0.13)	(0.20)
From net realized gain on investments	(1.13)	(0.87)	(1.16)	(25.40)	(1.42)	(3.20)
Total distributions	(1.48)	(1.20)	(1.51)	(25.59)	(1.55)	(3.40)
Net asset value at end of period	$29.02	$31.27	$25.96	$28.09	$55.08	$39.40
Total investment return (b)	(2.68)%	25.82%	(2.43)%	(2.91)%	44.73%	1.35%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.33%††	1.14%	1.16%	0.97%	0.28%	0.25%
Net expenses (c)	1.25%††	1.27%	1.30%	1.26%	1.36%	1.40%(d)
Expenses (before waiver/reimbursement) (c)	1.25%††	1.27%	1.30%(e)	1.26%(e)	1.36%	1.41%
Portfolio turnover rate	21%	36%	29%	37%	23%	16%
Net assets at end of period (in 000's)	$44,534	$49,032	$50,024	$56,061	$66,193	$69,423

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense which is less than one-tenth of a percent.
(e)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC Value Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$21.58	$18.31	$20.30	$47.04	$33.98	$36.88
Net investment income (loss) (a)	0.06	0.07	0.08	0.05	(0.21)	(0.16)
Net realized and unrealized gain (loss)	(0.64)	4.31	(0.66)	(1.39)	14.69	0.46
Total from investment operations	(0.58)	4.38	(0.58)	(1.34)	14.48	0.30
Less distributions:
From net investment income	(0.28)	(0.24)	(0.25)	—	—	—
From net realized gain on investments	(1.13)	(0.87)	(1.16)	(25.40)	(1.42)	(3.20)
Total distributions	(1.41)	(1.11)	(1.41)	(25.40)	(1.42)	(3.20)
Net asset value at end of period	$19.59	$21.58	$18.31	$20.30	$47.04	$33.98
Total investment return (b)	(3.05)%	24.93%	(3.18)%	(3.66)%	43.65%	0.60%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.58%††	0.34%	0.41%	0.22%	(0.50)%	(0.48)%
Net expenses (c)	2.00%††	2.02%	2.05%	2.00%	2.11%	2.15%(d)
Expenses (before waiver/reimbursement) (c)	2.00%††	2.02%	2.05%(e)	2.01%	2.11%	2.16%
Portfolio turnover rate	21%	36%	29%	37%	23%	16%
Net assets at end of period (in 000’s)	$17,874	$20,290	$14,603	$14,564	$11,119	$14,315

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense which is less than one-tenth of a percent.
(e)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$33.92	$28.06	$30.24	$57.43	$40.99	$43.71
Net investment income (loss) (a)	0.31	0.53	0.51	0.48	0.30	0.32
Net realized and unrealized gain (loss)	(1.06)	6.69	(1.02)	(1.76)	17.91	0.57
Total from investment operations	(0.75)	7.22	(0.51)	(1.28)	18.21	0.89
Less distributions:
From net investment income	(0.54)	(0.49)	(0.51)	(0.51)	(0.35)	(0.41)
From net realized gain on investments	(1.13)	(0.87)	(1.16)	(25.40)	(1.42)	(3.20)
Total distributions	(1.67)	(1.36)	(1.67)	(25.91)	(1.77)	(3.61)
Net asset value at end of period	$31.50	$33.92	$28.06	$30.24	$57.43	$40.99
Total investment return (b)	(2.46)%	26.60%	(1.88)%	(2.37)%	45.57%	1.92%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.87%††	1.70%	1.76%	1.51%	0.61%	0.81%
Net expenses (c)	0.70%††	0.70%	0.70%	0.70%	0.82%	0.85%(d)
Expenses (before waiver/reimbursement) (c)	0.76%††	0.77%	0.79%	0.77%	0.83%	0.85%
Portfolio turnover rate	21%	36%	29%	37%	23%	16%
Net assets at end of period (in 000’s)	$120,688	$136,450	$141,185	$137,117	$102,714	$417,329

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense which is less than one-tenth of a percent.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI WMC Value Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,			April 26, 2021^ through October 31,
Class R6	2025*	2024	2023	2022	2021
Net asset value at beginning of period	$33.87	$28.02	$30.20	$57.42	$53.83**
Net investment income (loss) (a)	0.30	0.53	0.52	0.49	0.65
Net realized and unrealized gain (loss)	(1.05)	6.68	(1.03)	(1.77)	2.94
Total from investment operations	(0.75)	7.21	(0.51)	(1.28)	3.59
Less distributions:
From net investment income	(0.54)	(0.49)	(0.51)	(0.54)	—
From net realized gain on investments	(1.13)	(0.87)	(1.16)	(25.40)	—
Total distributions	(1.67)	(1.36)	(1.67)	(25.94)	—
Net asset value at end of period	$31.45	$33.87	$28.02	$30.20	$57.42
Total investment return (b)	(2.43)%	26.57%	(1.88)%	(2.37)%	6.67%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.87%††	1.68%	1.77%	1.52%	1.25%††
Net expenses (c)	0.70%††	0.70%	0.70%	0.70%	0.72%††
Expenses (before waiver/reimbursement) (c)	0.70%††	0.70%	0.71%	0.71%	0.72%††
Portfolio turnover rate	21%	36%	29%	37%	23%
Net assets at end of period (in 000’s)	$223,638	$255,987	$198,461	$272,274	$356,580

*	Unaudited.
**	Based on the net asset value of Class I as of April 26, 2021.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI WMC Value Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 9, 1999
Investor Class	February 28, 2008
Class C	June 9, 1999
Class I	January 21, 1971
Class R6	April 26, 2021
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. A CDSC of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term appreciation of capital.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the

14	NYLI WMC Value Fund

Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal
15

Notes to Financial Statements (Unaudited) (continued)
conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between

16	NYLI WMC Value Fund

the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities—at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement
17

Notes to Financial Statements (Unaudited) (continued)
("Subadvisory Agreement") between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Under the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.66% on assets up to $1 billion; 0.64% on assets from $1 billion to $3 billion; and 0.62% on assets over $3 billion. During the six-month period ended April 30, 2025, the effective management fee rate was 0.66% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.70% of its average daily net assets. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $3,227,180 and waived fees and/or reimbursed expenses in the amount of $42,112 and paid the Subadvisor fees in the amount of $1,325,445.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life
Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $41,032 and $1,770, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2025, of $723 and $196, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the

18	NYLI WMC Value Fund

aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$187,665	$—
Investor Class	72,518	—
Class B*	719	—
Class C	30,168	—
Class I	44,930	—
Class R6	4,769	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$31,548	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$801,863,714	$155,038,796	$(34,396,341)	$120,642,455
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$13,969,127
Long-Term Capital Gains	29,031,726
Total	$43,000,853
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month
19

Notes to Financial Statements (Unaudited) (continued)
period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $208,368 and $266,806, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	411,569	$12,470,565
Shares issued to shareholders in reinvestment of distributions	880,831	26,874,571
Shares redeemed	(1,419,965)	(42,794,860)
Net increase (decrease) in shares outstanding before conversion	(127,565)	(3,449,724)
Shares converted into Class A (See Note 1)	97,763	2,927,807
Shares converted from Class A (See Note 1)	(6,101)	(183,241)
Net increase (decrease)	(35,903)	$(705,158)
Year ended October 31, 2024:
Shares sold	793,470	$22,837,194
Shares issued to shareholders in reinvestment of distributions	847,792	22,466,502
Shares redeemed	(2,986,045)	(85,779,337)
Net increase (decrease) in shares outstanding before conversion	(1,344,783)	(40,475,641)
Shares converted into Class A (See Note 1)	451,382	13,254,747
Shares converted from Class A (See Note 1)	(5,568)	(166,854)
Net increase (decrease)	(898,969)	$(27,387,748)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	16,320	$500,001
Shares issued to shareholders in reinvestment of distributions	75,403	2,305,062
Shares redeemed	(74,417)	(2,249,344)
Net increase (decrease) in shares outstanding before conversion	17,306	555,719
Shares converted into Investor Class (See Note 1)	9,797	307,676
Shares converted from Investor Class (See Note 1)	(60,554)	(1,806,244)
Net increase (decrease)	(33,451)	$(942,849)
Year ended October 31, 2024:
Shares sold	30,303	$870,535
Shares issued to shareholders in reinvestment of distributions	85,677	2,274,715
Shares redeemed	(157,615)	(4,531,262)
Net increase (decrease) in shares outstanding before conversion	(41,635)	(1,386,012)
Shares converted into Investor Class (See Note 1)	27,852	811,586
Shares converted from Investor Class (See Note 1)	(345,098)	(10,192,700)
Net increase (decrease)	(358,881)	$(10,767,126)

Class B	Shares	Amount
Six-month period ended April 30, 2025: (a)
Shares issued to shareholders in reinvestment of distributions	3,631	$75,080
Shares redeemed	(1,889)	(38,291)
Net increase (decrease) in shares outstanding before conversion	1,742	36,789
Shares converted from Class B (See Note 1)	(58,996)	(1,216,625)
Net increase (decrease)	(57,254)	$(1,179,836)
Year ended October 31, 2024:
Shares sold	317	$6,322
Shares issued to shareholders in reinvestment of distributions	14,173	261,360
Shares redeemed	(29,277)	(585,844)
Net increase (decrease) in shares outstanding before conversion	(14,787)	(318,162)
Shares converted from Class B (See Note 1)	(173,957)	(3,487,962)
Net increase (decrease)	(188,744)	$(3,806,124)

20	NYLI WMC Value Fund

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	36,447	$779,265
Shares issued to shareholders in reinvestment of distributions	63,045	1,305,035
Shares redeemed	(117,075)	(2,351,512)
Net increase (decrease) in shares outstanding before conversion	(17,583)	(267,212)
Shares converted from Class C (See Note 1)	(10,012)	(209,696)
Net increase (decrease)	(27,595)	$(476,908)
Year ended October 31, 2024:
Shares sold	289,415	$5,818,202
Shares issued to shareholders in reinvestment of distributions	46,228	852,900
Shares redeemed	(174,077)	(3,466,617)
Net increase (decrease) in shares outstanding before conversion	161,566	3,204,485
Shares converted from Class C (See Note 1)	(18,787)	(374,016)
Net increase (decrease)	142,779	$2,830,469

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	176,194	$5,712,160
Shares issued to shareholders in reinvestment of distributions	194,234	6,433,037
Shares redeemed	(567,839)	(18,738,563)
Net increase (decrease) in shares outstanding before conversion	(197,411)	(6,593,366)
Shares converted into Class I (See Note 1)	5,526	180,323
Net increase (decrease)	(191,885)	$(6,413,043)
Year ended October 31, 2024:
Shares sold	550,818	$17,062,884
Shares issued to shareholders in reinvestment of distributions	225,774	6,468,424
Shares redeemed	(1,789,132)	(54,850,541)
Net increase (decrease) in shares outstanding before conversion	(1,012,540)	(31,319,233)
Shares converted into Class I (See Note 1)	5,140	166,854
Shares converted from Class I (See Note 1)	(367)	(11,655)
Net increase (decrease)	(1,007,767)	$(31,164,034)

Class R1(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	69	$1,917
Shares issued to shareholders in reinvestment of distributions	297	8,014
Shares redeemed	(6,460)	(185,193)
Net increase (decrease)	(6,094)	$(175,262)

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	599	$16,536
Shares issued to shareholders in reinvestment of distributions	1,671	44,945
Shares redeemed	(40,493)	(1,144,326)
Net increase (decrease)	(38,223)	$(1,082,845)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	3,978	$109,290
Shares issued to shareholders in reinvestment of distributions	2,412	64,120
Shares redeemed	(62,779)	(1,770,886)
Net increase (decrease)	(56,389)	$(1,597,476)

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	9,344	$303,509
Shares issued to shareholders in reinvestment of distributions	363,447	12,019,193
Shares redeemed	(821,252)	(27,634,703)
Net increase (decrease)	(448,461)	$(15,312,001)
Year ended October 31, 2024:
Shares sold	1,395,265	$44,917,014
Shares issued to shareholders in reinvestment of distributions	336,105	9,612,608
Shares redeemed	(1,254,459)	(38,880,503)
Net increase (decrease)	476,911	$15,649,119

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be
21

Notes to Financial Statements (Unaudited) (continued)
applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
22	NYLI WMC Value Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
23

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

24

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
25

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
27

overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
28

respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
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The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
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share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
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Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)  Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended “1940 Act”) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics

(a)(2)	Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the1940 Act.

(b)	Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS FUNDS

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date: July 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date: July 8, 2025

By:	/s/ Jack R. Benintende

Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date: July 8, 2025